2024 Annual Report

RiverSource of New York Account 8

This wrapper contains financial statements provided for owners of:

•	RiverSource Succession Select® Variable Life Insurance

•	RiverSource® Variable Second-To-Die Life Insurance

•	RiverSource® Variable Universal Life Insurance

•	RiverSource® Variable Universal Life Insurance III

•	RiverSource® Variable Universal Life IV

•	RiverSource® Variable Universal Life IV – Estate Series

•	RiverSource® Variable Universal Life 5

•	RiverSource® Variable Universal Life 5 – Estate Series

This Annual Report contains financial information for all the subaccounts of RiverSource of New York Account 8. Not all subaccounts of RiverSource of New York Account 8 apply to your specific contract.

ANN9126_12_D01_(05/25)	Issued by: RiverSource Life Insurance Co. of New York

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

AND THE POLICY OWNERS OF RIVERSOURCE OF NEW YORK ACCOUNT 8

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Account 8, as indicated in Note 1, as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Account 8 as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource of New York Account 8 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource of New York Account 8 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 24, 2025

We have served as the auditor of one or more of the divisions of RiverSource of New York Account 8 since 2010.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	1

Statement of Assets and Liabilities

December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Assets
Investments, at fair value(1),(2)	$530	$2,555,100	$1,015,041	$3,400,799	$2,616,341
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,648	—	—	232
Receivable for share redemptions	—	1,007	—	1,018	996
Total assets	530	2,557,755	1,015,041	3,401,817	2,617,569

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	1,007	—	1,018	996
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	1,648	—	—	232
Total liabilities	—	2,655	—	1,018	1,228
Net assets applicable to Variable Life contracts in accumulation period	—	2,555,100	1,015,041	3,400,401	2,616,341
Net assets applicable to seed money	530	—	—	398	—
Total net assets	$530	$2,555,100	$1,015,041	$3,400,799	$2,616,341
(1) Investment shares	55	169,661	11,365	42,659	84,754
(2) Investments, at cost	$594	$2,437,072	$910,127	$2,729,461	$2,480,539

December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1	Allspg VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$593,768	$24,071	$1,342,161	$392,489	$1,447,951
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	41	989	5
Receivable for share redemptions	187	—	439	—	376
Total assets	593,955	24,071	1,342,641	393,478	1,448,332

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	187	—	439	—	365
Contract terminations	—	—	—	—	11
Payable for investments purchased	—	—	41	989	5
Total liabilities	187	—	480	989	381
Net assets applicable to Variable Life contracts in accumulation period	593,648	24,071	1,342,005	392,489	1,447,951
Net assets applicable to seed money	120	—	156	—	—
Total net assets	$593,768	$24,071	$1,342,161	$392,489	$1,447,951
(1) Investment shares	29,898	897	49,969	39,288	155,193
(2) Investments, at cost	$584,269	$23,161	$1,267,806	$377,146	$1,509,309

See accompanying notes to financial statements.

2	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2024 (continued)	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Assets
Investments, at fair value(1),(2)	$89,033	$542,713	$291,801	$565,831	$2,581,102
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	300
Receivable for share redemptions	656	254	—	230	1,196
Total assets	89,689	542,967	291,801	566,061	2,582,598

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	254	—	230	1,080
Contract terminations	656	—	—	—	116
Payable for investments purchased	—	—	—	—	300
Total liabilities	656	254	—	230	1,496
Net assets applicable to Variable Life contracts in accumulation period	89,033	542,485	291,801	565,710	2,580,903
Net assets applicable to seed money	—	228	—	121	199
Total net assets	$89,033	$542,713	$291,801	$565,831	$2,581,102
(1) Investment shares	6,230	38,005	17,706	43,897	942,008
(2) Investments, at cost	$71,084	$369,024	$302,364	$608,376	$2,276,268

December 31, 2024 (continued)	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 1
Assets
Investments, at fair value(1),(2)	$2,554,838	$18,706,480	$69,559	$40,849	$456,834
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	377	458	95	—	158
Receivable for share redemptions	—	12,340	—	—	—
Total assets	2,555,215	18,719,278	69,654	40,849	456,992

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	12,254	—	—	—
Contract terminations	—	86	—	—	—
Payable for investments purchased	377	458	95	—	158
Total liabilities	377	12,798	95	—	158
Net assets applicable to Variable Life contracts in accumulation period	2,554,838	18,706,480	69,559	40,849	456,834
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$2,554,838	$18,706,480	$69,559	$40,849	$456,834
(1) Investment shares	52,268	387,378	17,928	10,778	8,460
(2) Investments, at cost	$2,168,100	$8,513,702	$81,238	$50,818	$333,133

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	3

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 1
Assets
Investments, at fair value(1),(2)	$335,703	$298,626	$541,881	$32,793,527	$528,171
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,920	—	16	29
Receivable for share redemptions	—	—	—	31,521	—
Total assets	335,703	300,546	541,881	32,825,064	528,200

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	23,493	—
Contract terminations	—	—	—	8,028	—
Payable for investments purchased	—	1,920	—	16	29
Total liabilities	—	1,920	—	31,537	29
Net assets applicable to Variable Life contracts in accumulation period	335,703	298,626	541,881	32,793,527	528,171
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$335,703	$298,626	$541,881	$32,793,527	$528,171
(1) Investment shares	6,414	2,644	4,975	295,864	11,662
(2) Investments, at cost	$217,871	$237,250	$256,708	$7,744,210	$500,673

December 31, 2024 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 1
Assets
Investments, at fair value(1),(2)	$322,661	$12,854,074	$38,025	$16,847	$252,014
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	41	—	—	222
Receivable for share redemptions	—	6,772	—	—	—
Total assets	322,661	12,860,887	38,025	16,847	252,236

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	6,181	—	—	—
Contract terminations	—	591	—	—	—
Payable for investments purchased	—	41	—	—	222
Total liabilities	—	6,813	—	—	222
Net assets applicable to Variable Life contracts in accumulation period	322,661	12,854,074	38,025	16,847	252,014
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$322,661	$12,854,074	$38,025	$16,847	$252,014
(1) Investment shares	7,395	289,181	4,789	2,124	24,539
(2) Investments, at cost	$251,791	$6,472,308	$37,642	$19,188	$310,061

See accompanying notes to financial statements.

4	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 1	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3
Assets
Investments, at fair value(1),(2)	$378,060	$1,854,983	$6,684	$93,901	$1,197,880
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	97	—	—	30
Receivable for share redemptions	—	949	—	—	574
Total assets	378,060	1,856,029	6,684	93,901	1,198,484

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	870	—	—	550
Contract terminations	—	79	—	—	24
Payable for investments purchased	—	97	—	—	30
Total liabilities	—	1,046	—	—	604
Net assets applicable to Variable Life contracts in accumulation period	378,060	1,854,983	6,606	93,901	1,197,880
Net assets applicable to seed money	—	—	78	—	—
Total net assets	$378,060	$1,854,983	$6,684	$93,901	$1,197,880
(1) Investment shares	37,655	182,398	857	12,275	154,965
(2) Investments, at cost	$518,186	$2,498,141	$6,607	$103,631	$1,386,159

December 31, 2024 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$496,678	$494,577	$3,692,183	$225,402	$368,481
Dividends receivable	57	53	414	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	65	324	—
Receivable for share redemptions	—	—	2,239	—	—
Total assets	496,735	494,630	3,694,901	225,726	368,481

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	1,713	—	—
Contract terminations	—	—	526	—	—
Payable for investments purchased	—	—	65	324	—
Total liabilities	—	—	2,304	324	—
Net assets applicable to Variable Life contracts in accumulation period	496,735	494,630	3,692,597	225,402	368,481
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$496,735	$494,630	$3,692,597	$225,402	$368,481
(1) Investment shares	496,678	494,577	3,692,183	36,591	60,605
(2) Investments, at cost	$496,678	$494,576	$3,692,181	$223,605	$387,624

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	5

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1
Assets
Investments, at fair value(1),(2)	$2,583,872	$27,357	$89,371	$1,255,654	$115,701
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	38	631
Receivable for share redemptions	1,262	—	—	645	—
Total assets	2,585,134	27,357	89,371	1,256,337	116,332

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,190	—	—	562	—
Contract terminations	72	—	—	83	—
Payable for investments purchased	—	—	—	38	631
Total liabilities	1,262	—	—	683	631
Net assets applicable to Variable Life contracts in accumulation period	2,583,872	27,357	89,371	1,255,654	115,701
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$2,583,872	$27,357	$89,371	$1,255,654	$115,701
(1) Investment shares	420,826	4,308	14,186	195,890	13,873
(2) Investments, at cost	$2,738,710	$29,476	$92,030	$1,391,314	$127,941

December 31, 2024 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$66,086	$5,767,393	$2,849,265	$640,113	$3,745,761
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	4,738	2,067	—	14
Receivable for share redemptions	—	2,915	—	—	8,237
Total assets	66,086	5,775,046	2,851,332	640,113	3,754,012

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	2,915	—	—	1,837
Contract terminations	—	—	—	—	6,400
Payable for investments purchased	—	4,738	2,067	—	14
Total liabilities	—	7,653	2,067	—	8,251
Net assets applicable to Variable Life contracts in accumulation period	66,086	5,767,393	2,849,265	640,113	3,745,761
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$66,086	$5,767,393	$2,849,265	$640,113	$3,745,761
(1) Investment shares	7,962	690,706	58,196	13,565	77,842
(2) Investments, at cost	$72,982	$6,864,194	$1,984,502	$341,805	$1,490,874

See accompanying notes to financial statements.

6	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 1
Assets
Investments, at fair value(1),(2)	$8,511,811	$16,440,960	$44,269	$882,963	$10,416
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	45,916	227	—	—	—
Receivable for share redemptions	—	7,872	—	515	—
Total assets	8,557,727	16,449,059	44,269	883,478	10,416

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	6,627	—	406	—
Contract terminations	—	1,245	—	109	—
Payable for investments purchased	45,916	227	—	—	—
Total liabilities	45,916	8,099	—	515	—
Net assets applicable to Variable Life contracts in accumulation period	8,511,811	16,440,960	44,269	882,873	10,416
Net assets applicable to seed money	—	—	—	90	—
Total net assets	$8,511,811	$16,440,960	$44,269	$882,963	$10,416
(1) Investment shares	169,086	331,939	4,635	92,846	1,431
(2) Investments, at cost	$6,382,979	$7,895,824	$43,806	$877,255	$12,567

December 31, 2024 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 1
Assets
Investments, at fair value(1),(2)	$717	$527,712	$196,503	$4,623,798	$899,340
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	624	3,950	2,940	1,166
Receivable for share redemptions	—	—	—	3,487	—
Total assets	717	528,336	200,453	4,630,225	900,506

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	3,335	—
Contract terminations	—	—	—	152	—
Payable for investments purchased	—	624	3,950	2,940	1,166
Total liabilities	—	624	3,950	6,427	1,166
Net assets applicable to Variable Life contracts in accumulation period	717	527,712	196,503	4,623,695	899,340
Net assets applicable to seed money	—	—	—	103	—
Total net assets	$717	$527,712	$196,503	$4,623,798	$899,340
(1) Investment shares	99	39,948	15,023	351,352	20,585
(2) Investments, at cost	$1,037	$530,543	$196,567	$4,040,363	$787,272

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	7

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$204,245	$774,146	$523,832	$122,265	$1,200,223
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	567	—	—	—
Receivable for share redemptions	194	361	—	—	547
Total assets	204,439	775,074	523,832	122,265	1,200,770

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	361	—	—	500
Contract terminations	194	—	—	—	47
Payable for investments purchased	—	567	—	—	—
Total liabilities	194	928	—	—	547
Net assets applicable to Variable Life contracts in accumulation period	204,245	773,945	523,832	122,265	1,200,223
Net assets applicable to seed money	—	201	—	—	—
Total net assets	$204,245	$774,146	$523,832	$122,265	$1,200,223
(1) Investment shares	4,846	18,054	9,329	2,257	21,771
(2) Investments, at cost	$154,929	$505,941	$384,518	$72,001	$756,077

December 31, 2024 (continued)	Col VP Select Mid Cap Val, Cl 1	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$465,104	$178,516	$988,743	$166,369	$169,828
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	19	4	—	—
Receivable for share redemptions	—	—	349	—	3,775
Total assets	465,104	178,535	989,096	166,369	173,603

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	349	—	—
Contract terminations	—	—	—	—	3,775
Payable for investments purchased	—	19	4	—	—
Total liabilities	—	19	353	—	3,775
Net assets applicable to Variable Life contracts in accumulation period	465,104	178,516	988,743	166,369	169,828
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$465,104	$178,516	$988,743	$166,369	$169,828
(1) Investment shares	11,218	4,454	24,258	4,230	4,476
(2) Investments, at cost	$393,961	$117,363	$621,963	$140,666	$119,607

See accompanying notes to financial statements.

8	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2024 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2
Assets
Investments, at fair value(1),(2)	$1,217,309	$367,861	$102,548	$203,851	$283,993
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	73	—	—	304	—
Receivable for share redemptions	614	—	—	—	—
Total assets	1,217,996	367,861	102,548	204,155	283,993

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	560	—	—	—	—
Contract terminations	54	—	—	—	—
Payable for investments purchased	73	—	—	304	—
Total liabilities	687	—	—	304	—
Net assets applicable to Variable Life contracts in accumulation period	1,217,139	367,861	102,548	203,851	283,993
Net assets applicable to seed money	170	—	—	—	—
Total net assets	$1,217,309	$367,861	$102,548	$203,851	$283,993
(1) Investment shares	31,496	10,788	3,629	55,095	77,806
(2) Investments, at cost	$720,221	$293,736	$84,382	$208,002	$287,904

December 31, 2024 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1
Assets
Investments, at fair value(1),(2)	$21,954	$18,922	$1,184,019	$363,733	$29,756
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	723	—	—
Receivable for share redemptions	—	—	603	177	—
Total assets	21,954	18,922	1,185,345	363,910	29,756

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	587	161	—
Contract terminations	—	—	16	16	—
Payable for investments purchased	—	—	723	—	—
Total liabilities	—	—	1,326	177	—
Net assets applicable to Variable Life contracts in accumulation period	21,954	18,922	1,184,019	363,616	29,756
Net assets applicable to seed money	—	—	—	117	—
Total net assets	$21,954	$18,922	$1,184,019	$363,733	$29,756
(1) Investment shares	2,503	2,163	135,008	20,230	3,325
(2) Investments, at cost	$23,094	$20,319	$1,346,660	$470,850	$33,188

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	9

Statement of Assets and Liabilities

December 31, 2024 (continued)	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1
Assets
Investments, at fair value(1),(2)	$24,391	$47,976	$18,696	$517,698	$80,823
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	33	—
Receivable for share redemptions	—	—	—	240	—
Total assets	24,391	47,976	18,696	517,971	80,823

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	226	—
Contract terminations	—	—	—	14	—
Payable for investments purchased	—	—	—	33	—
Total liabilities	—	—	—	273	—
Net assets applicable to Variable Life contracts in accumulation period	24,391	47,976	18,696	517,698	80,823
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$24,391	$47,976	$18,696	$517,698	$80,823
(1) Investment shares	2,738	10,978	4,399	119,285	11,851
(2) Investments, at cost	$28,331	$57,112	$22,620	$649,123	$84,087

December 31, 2024 (continued)	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 1	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$207,575	$533,567	$285,727	$165,077	$116,623
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—
Total assets	207,575	533,567	285,727	165,077	116,623

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	—	—	—	—	—
Net assets applicable to Variable Life contracts in accumulation period	207,575	533,567	285,727	165,077	116,623
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$207,575	$533,567	$285,727	$165,077	$116,623
(1) Investment shares	30,797	12,429	6,900	2,304	1,688
(2) Investments, at cost	$240,947	$495,572	$192,418	$124,006	$69,469

See accompanying notes to financial statements.

10	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2024 (continued)	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1
Assets
Investments, at fair value(1),(2)	$229,224	$150,027	$83,356	$42,424	$757,846
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	648
Receivable for share redemptions	—	—	—	—	—
Total assets	229,224	150,027	83,356	42,424	758,494

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	648
Total liabilities	—	—	—	—	648
Net assets applicable to Variable Life contracts in accumulation period	229,224	150,027	83,356	42,424	757,846
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$229,224	$150,027	$83,356	$42,424	$757,846
(1) Investment shares	5,836	3,962	9,170	4,688	14,927
(2) Investments, at cost	$191,831	$104,529	$92,457	$46,072	$648,554

December 31, 2024 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 1	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 1
Assets
Investments, at fair value(1),(2)	$548,799	$1,112,696	$120,981	$90,162	$215,499
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	121	960	—	—
Receivable for share redemptions	—	524	—	—	374
Total assets	548,799	1,113,341	121,941	90,162	215,873

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	506	—	—	—
Contract terminations	—	18	—	—	374
Payable for investments purchased	—	121	960	—	—
Total liabilities	—	645	960	—	374
Net assets applicable to Variable Life contracts in accumulation period	548,799	1,112,696	120,981	90,162	215,499
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$548,799	$1,112,696	$120,981	$90,162	$215,499
(1) Investment shares	11,207	22,303	2,303	1,783	3,649
(2) Investments, at cost	$344,938	$677,627	$95,469	$62,234	$158,515

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	11

Statement of Assets and Liabilities

December 31, 2024 (continued)	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT EAFE Intl Index, Cl I	CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index, Cl I
Assets
Investments, at fair value(1),(2)	$67,471	$18,261	$169,263	$65,957	$360,945
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	442
Total assets	67,471	18,261	169,263	65,957	361,387

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	—
Contract terminations	—	—	—	—	442
Payable for investments purchased	—	—	—	—	—
Total liabilities	—	—	—	—	442
Net assets applicable to Variable Life contracts in accumulation period	67,471	18,261	169,263	65,957	360,945
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$67,471	$18,261	$169,263	$65,957	$360,945
(1) Investment shares	1,186	193	1,766	406	2,157
(2) Investments, at cost	$55,502	$18,150	$165,540	$56,899	$323,308

December 31, 2024 (continued)	CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russ 2000 Sm Cap Ind, Cl I	DWS Alt Asset Alloc VIP, Cl A	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Assets
Investments, at fair value(1),(2)	$16,721	$86,606	$135,029	$308,271	$1,455,720
Dividends receivable	—	—	—	—	8,689
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	1
Receivable for share redemptions	—	26	—	27	749
Total assets	16,721	86,632	135,029	308,298	1,465,159

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	27	692
Contract terminations	—	26	—	—	57
Payable for investments purchased	—	—	—	—	8,690
Total liabilities	—	26	—	27	9,439
Net assets applicable to Variable Life contracts in accumulation period	16,721	86,606	135,029	308,177	1,453,311
Net assets applicable to seed money	—	—	—	94	2,409
Total net assets	$16,721	$86,606	$135,029	$308,271	$1,455,720
(1) Investment shares	197	1,008	10,427	23,823	169,073
(2) Investments, at cost	$15,482	$80,508	$134,656	$311,275	$1,508,523

See accompanying notes to financial statements.

12	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2024 (continued)	EV VT Floating-Rate Inc, Inst Cl(3)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Init Cl	Fid VIP Energy, Init Cl
Assets
Investments, at fair value(1),(2)	$6,103	$2,012,247	$7,879,819	$3,298	$1,231
Dividends receivable	36	—	—	—	—
Receivable for reimbursement of income from trade error	23	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,022	—	—	—
Receivable for share redemptions	—	—	5,545	—	—
Total assets	6,162	2,013,269	7,885,364	3,298	1,231

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	3,211	—	—
Contract terminations	—	—	2,334	—	—
Payable for investments purchased	36	1,022	—	—	—
Total liabilities	36	1,022	5,545	—	—
Net assets applicable to Variable Life contracts in accumulation period	3,966	2,012,247	7,879,495	3,211	1,123
Net assets applicable to seed money	2,160	—	324	87	108
Total net assets	$6,126	$2,012,247	$7,879,819	$3,298	$1,231
(1) Investment shares	708	34,730	141,979	287	49
(2) Investments, at cost	$6,109	$1,859,391	$6,078,871	$3,302	$1,317
(3) See Note 9 in the Notes to Financial Statements.

December 31, 2024 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Init Cl	Fid VIP Invest Gr, Init Cl	Fid VIP Mid Cap, Init Cl
Assets
Investments, at fair value(1),(2)	$5,240,442	$2,453,023	$98,715	$36,743	$869,539
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	15	—	—	—
Receivable for share redemptions	4,056	772	—	—	—
Total assets	5,244,498	2,453,810	98,715	36,743	869,539

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,899	772	—	—	—
Contract terminations	1,157	—	—	—	—
Payable for investments purchased	—	15	—	—	—
Total liabilities	4,056	787	—	—	—
Net assets applicable to Variable Life contracts in accumulation period	5,240,442	2,452,855	98,715	36,743	869,539
Net assets applicable to seed money	—	168	—	—	—
Total net assets	$5,240,442	$2,453,023	$98,715	$36,743	$869,539
(1) Investment shares	173,928	83,351	1,189	3,346	23,151
(2) Investments, at cost	$3,398,853	$1,963,593	$97,039	$38,172	$889,007

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	13

Statement of Assets and Liabilities

December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl
Assets
Investments, at fair value(1),(2)	$6,222,657	$5,802,465	$1,589,418	$1,237,285	$601,820
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	22	4,482	145	828
Receivable for share redemptions	5,305	1,765	1,004	393	—
Total assets	6,227,962	5,804,252	1,594,904	1,237,823	602,648

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,684	1,765	956	393	—
Contract terminations	1,621	—	48	—	—
Payable for investments purchased	—	22	4,482	145	828
Total liabilities	5,305	1,787	5,486	538	828
Net assets applicable to Variable Life contracts in accumulation period	6,222,657	5,802,280	1,589,418	1,237,147	601,820
Net assets applicable to seed money	—	185	—	138	—
Total net assets	$6,222,657	$5,802,465	$1,589,418	$1,237,285	$601,820
(1) Investment shares	168,544	163,542	62,798	49,196	56,140
(2) Investments, at cost	$5,706,074	$5,749,581	$1,334,296	$1,156,728	$608,757

December 31, 2024 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1
Assets
Investments, at fair value(1),(2)	$23,289	$1,802,383	$61,370	$478,492	$30,565
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,344	29	—	—
Receivable for share redemptions	—	864	—	228	—
Total assets	23,289	1,804,591	61,399	478,720	30,565

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	765	—	228	—
Contract terminations	—	99	—	—	—
Payable for investments purchased	—	1,344	29	—	—
Total liabilities	—	2,208	29	228	—
Net assets applicable to Variable Life contracts in accumulation period	23,289	1,802,383	61,370	478,375	30,565
Net assets applicable to seed money	—	—	—	117	—
Total net assets	$23,289	$1,802,383	$61,370	$478,492	$30,565
(1) Investment shares	2,203	146,893	4,059	33,321	1,815
(2) Investments, at cost	$24,206	$2,087,256	$61,427	$489,837	$28,554

See accompanying notes to financial statements.

14	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2024 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Assets
Investments, at fair value(1),(2)	$1,752,176	$247,381	$2,972,298	$6,330,532	$37,587
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	737	389	10	—	—
Receivable for share redemptions	670	—	1,778	3,250	15
Total assets	1,753,583	247,770	2,974,086	6,333,782	37,602

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	670	—	1,227	2,806	15
Contract terminations	—	—	551	444	—
Payable for investments purchased	737	389	10	—	—
Total liabilities	1,407	389	1,788	3,250	15
Net assets applicable to Variable Life contracts in accumulation period	1,752,176	247,381	2,972,298	6,330,532	37,337
Net assets applicable to seed money	—	—	—	—	250
Total net assets	$1,752,176	$247,381	$2,972,298	$6,330,532	$37,587
(1) Investment shares	106,905	16,148	207,563	375,254	4,233
(2) Investments, at cost	$1,874,859	$232,082	$3,079,454	$6,171,184	$39,217

December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser I
Assets
Investments, at fair value(1),(2)	$446,097	$3,151,214	$773,227	$1,174,764	$35,948
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	81	—	—
Receivable for share redemptions	258	1,895	446	423	—
Total assets	446,355	3,153,109	773,754	1,175,187	35,948

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	237	1,375	446	423	—
Contract terminations	21	520	—	—	—
Payable for investments purchased	—	—	81	—	—
Total liabilities	258	1,895	527	423	—
Net assets applicable to Variable Life contracts in accumulation period	446,097	3,151,214	773,227	1,174,433	35,948
Net assets applicable to seed money	—	—	—	331	—
Total net assets	$446,097	$3,151,214	$773,227	$1,174,764	$35,948
(1) Investment shares	33,192	145,351	9,722	16,407	4,244
(2) Investments, at cost	$421,773	$2,704,189	$540,414	$983,618	$39,955

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	15

Statement of Assets and Liabilities

December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I
Assets
Investments, at fair value(1),(2)	$279,578	$533,190	$11,977,612	$976,451	$1,107,258
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	4	—	10	—
Receivable for share redemptions	93	280	11,762	578	496
Total assets	279,671	533,474	11,989,374	977,039	1,107,754

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	93	280	8,888	467	470
Contract terminations	—	—	2,874	111	26
Payable for investments purchased	—	4	—	10	—
Total liabilities	93	284	11,762	588	496
Net assets applicable to Variable Life contracts in accumulation period	279,475	533,046	11,977,612	975,952	1,107,258
Net assets applicable to seed money	103	144	—	499	—
Total net assets	$279,578	$533,190	$11,977,612	$976,451	$1,107,258
(1) Investment shares	33,806	25,870	356,264	12,514	42,784
(2) Investments, at cost	$317,646	$487,583	$10,254,899	$921,183	$1,058,873

December 31, 2024 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Assets
Investments, at fair value(1),(2)	$1,066,345	$573,558	$1,722,539	$44,542	$1,440,992
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	22	1,932	—	—	202
Receivable for share redemptions	479	—	570	—	644
Total assets	1,066,846	575,490	1,723,109	44,542	1,441,838

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	479	—	570	—	644
Contract terminations	—	—	—	—	—
Payable for investments purchased	22	1,932	—	—	202
Total liabilities	501	1,932	570	—	846
Net assets applicable to Variable Life contracts in accumulation period	1,066,177	573,558	1,722,282	44,542	1,440,916
Net assets applicable to seed money	168	—	257	—	76
Total net assets	$1,066,345	$573,558	$1,722,539	$44,542	$1,440,992
(1) Investment shares	32,422	14,343	44,556	10,383	326,016
(2) Investments, at cost	$1,092,793	$540,809	$1,706,170	$43,545	$1,613,207

See accompanying notes to financial statements.

16	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2024 (continued)	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Inst
Assets
Investments, at fair value(1),(2)	$454,948	$1,998,634	$1,746,829	$8,599	$971,399
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	360	33	3	—	1,920
Receivable for share redemptions	—	2,300	800	—	—
Total assets	455,308	2,000,967	1,747,632	8,599	973,319

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	556	676	—	—
Contract terminations	—	1,744	124	—	—
Payable for investments purchased	360	33	3	—	1,920
Total liabilities	360	2,333	803	—	1,920
Net assets applicable to Variable Life contracts in accumulation period	454,948	1,998,634	1,746,829	8,599	971,399
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$454,948	$1,998,634	$1,746,829	$8,599	$971,399
(1) Investment shares	15,554	70,152	73,396	426	18,965
(2) Investments, at cost	$431,155	$1,733,814	$1,521,177	$6,264	$833,081

December 31, 2024 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv
Assets
Investments, at fair value(1),(2)	$50,813	$907,723	$388,337	$46,913	$2,644,952
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	109
Receivable for share redemptions	—	437	—	—	1,480
Total assets	50,813	908,160	388,337	46,913	2,646,541

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	420	—	—	1,233
Contract terminations	—	17	—	—	247
Payable for investments purchased	—	—	—	—	109
Total liabilities	—	437	—	—	1,589
Net assets applicable to Variable Life contracts in accumulation period	50,813	907,723	388,337	46,913	2,644,952
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$50,813	$907,723	$388,337	$46,913	$2,644,952
(1) Investment shares	934	12,148	39,829	4,316	124,998
(2) Investments, at cost	$40,226	$720,656	$400,617	$49,256	$1,594,824

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	17

Statement of Assets and Liabilities

December 31, 2024 (continued)	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value(1),(2)	$1,751,750	$73,477	$803,181	$16,369	$15,700
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,330	—	—	—	—
Receivable for share redemptions	866	—	398	—	8
Total assets	1,753,946	73,477	803,579	16,369	15,708

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	866	—	377	—	8
Contract terminations	—	—	21	—	—
Payable for investments purchased	1,330	—	—	—	—
Total liabilities	2,196	—	398	—	8
Net assets applicable to Variable Life contracts in accumulation period	1,751,578	73,477	802,927	16,369	15,353
Net assets applicable to seed money	172	—	254	—	347
Total net assets	$1,751,750	$73,477	$803,181	$16,369	$15,700
(1) Investment shares	41,938	1,237	14,231	1,252	1,207
(2) Investments, at cost	$1,480,386	$45,628	$549,355	$15,353	$15,320

December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Std Cl II	LVIP AC Val, Serv Cl
Assets
Investments, at fair value(1),(2)	$21,150	$659,800	$587,922	$24,162	$2,348,755
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	24	—	—	238
Receivable for share redemptions	—	221	358	—	752
Total assets	21,150	660,045	588,280	24,162	2,349,745

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	221	333	—	752
Contract terminations	—	—	25	—	—
Payable for investments purchased	—	24	—	—	238
Total liabilities	—	245	358	—	990
Net assets applicable to Variable Life contracts in accumulation period	21,150	659,717	587,922	24,162	2,348,664
Net assets applicable to seed money	—	83	—	—	91
Total net assets	$21,150	$659,800	$587,922	$24,162	$2,348,755
(1) Investment shares	2,034	61,808	55,028	1,229	191,798
(2) Investments, at cost	$22,264	$678,983	$539,238	$24,578	$2,118,430

See accompanying notes to financial statements.

18	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2024 (continued)	LVIP AC Val, Std Cl II	Mac VIP Asset Strategy, Serv Cl	Mac VIP Asset Strategy, Std Cl	Mac VIP Intl Core Eq, Std Cl	MFS Gbl Real Est, Init Cl
Assets
Investments, at fair value(1),(2)	$3,865,924	$55,397	$153	$75	$75
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	281	—	—	—	—
Receivable for share redemptions	2,303	9	—	—	—
Total assets	3,868,508	55,406	153	75	75

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,303	9	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	281	—	—	—	—
Total liabilities	2,584	9	—	—	—
Net assets applicable to Variable Life contracts in accumulation period	3,865,924	55,165	68	—	—
Net assets applicable to seed money	—	232	85	75	75
Total net assets	$3,865,924	$55,397	$153	$75	$75
(1) Investment shares	316,128	5,963	16	5	6
(2) Investments, at cost	$3,018,394	$55,457	$150	$76	$77

December 31, 2024 (continued)	MFS Intl Gro, Init Cl	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl
Assets
Investments, at fair value(1),(2)	$74,424	$3,433,692	$1,994,114	$92,735	$1,143,778
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	8	—	—	108
Receivable for share redemptions	—	1,652	1,004	—	584
Total assets	74,424	3,435,352	1,995,118	92,735	1,144,470

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	1,629	847	—	424
Contract terminations	—	23	157	—	160
Payable for investments purchased	—	8	—	—	108
Total liabilities	—	1,660	1,004	—	692
Net assets applicable to Variable Life contracts in accumulation period	74,424	3,433,692	1,994,114	92,735	1,143,596
Net assets applicable to seed money	—	—	—	—	182
Total net assets	$74,424	$3,433,692	$1,994,114	$92,735	$1,143,778
(1) Investment shares	4,713	147,179	185,499	2,710	34,224
(2) Investments, at cost	$74,914	$3,022,101	$2,635,419	$94,049	$1,082,361
See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	19

Statement of Assets and Liabilities

December 31, 2024 (continued)	MS VIF Dis, Cl I	MS VIF Dis, Cl II	NB AMT Sus Eq, Cl I	NB AMT Sus Eq, Cl S	PIMCO VIT All Asset, Advisor Cl
Assets
Investments, at fair value(1),(2)	$527,285	$1,149,990	$49,139	$60,548	$579,002
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	32
Receivable for share redemptions	76	470	—	—	270
Total assets	527,361	1,150,460	49,139	60,548	579,304

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	455	—	—	270
Contract terminations	76	15	—	—	—
Payable for investments purchased	—	—	—	—	32
Total liabilities	76	470	—	—	302
Net assets applicable to Variable Life contracts in accumulation period	527,285	1,149,990	49,139	60,548	578,913
Net assets applicable to seed money	—	—	—	—	89
Total net assets	$527,285	$1,149,990	$49,139	$60,548	$579,002
(1) Investment shares	80,996	200,347	1,231	1,510	64,765
(2) Investments, at cost	$422,785	$1,502,695	$39,654	$47,882	$660,602

December 31, 2024 (continued)	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl	Put VT Global Hlth Care, Cl IA
Assets
Investments, at fair value(1),(2)	$16,140	$5,822	$518,842	$166,980	$62,191
Dividends receivable	—	—	1,746	596	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	416	—	—
Total assets	16,140	5,822	521,004	167,576	62,191

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	237	—	—
Contract terminations	—	—	180	—	—
Payable for investments purchased	—	—	1,745	596	—
Total liabilities	—	—	2,162	596	—
Net assets applicable to Variable Life contracts in accumulation period	16,140	5,822	516,560	166,980	62,191
Net assets applicable to seed money	—	—	2,282	—	—
Total net assets	$16,140	$5,822	$518,842	$166,980	$62,191
(1) Investment shares	1,803	579	57,394	18,471	3,751
(2) Investments, at cost	$17,032	$6,527	$572,244	$176,389	$63,388

See accompanying notes to financial statements.

20	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2024 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IA	Put VT Lg Cap Val, Cl IA
Assets
Investments, at fair value(1),(2)	$1,377,448	$255,662	$178,600	$2,554	$43,474
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	726	209	68	—	—
Total assets	1,378,174	255,871	178,668	2,554	43,474

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	594	156	68	—	—
Contract terminations	132	53	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	726	209	68	—	—
Net assets applicable to Variable Life contracts in accumulation period	1,377,448	255,662	178,600	2,473	43,474
Net assets applicable to seed money	—	—	—	81	—
Total net assets	$1,377,448	$255,662	$178,600	$2,554	$43,474
(1) Investment shares	87,847	45,330	11,605	209	1,320
(2) Investments, at cost	$1,387,085	$277,469	$170,994	$2,557	$42,578

December 31, 2024 (continued)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 1	Temp Global Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$14,435,490	$198,944	$1,936,148	$27,184	$157,094
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	11,339	68	4,336	—	47
Total assets	14,446,829	199,012	1,940,484	27,184	157,141

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	10,784	68	1,150	—	47
Contract terminations	555	—	3,186	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	11,339	68	4,336	—	47
Net assets applicable to Variable Life contracts in accumulation period	14,435,490	198,709	1,936,148	27,184	157,035
Net assets applicable to seed money	—	235	—	—	59
Total net assets	$14,435,490	$198,944	$1,936,148	$27,184	$157,094
(1) Investment shares	285,795	4,119	198,579	2,254	13,804
(2) Investments, at cost	$9,149,361	$157,705	$1,927,145	$31,521	$193,922

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	21

Statement of Assets and Liabilities

December 31, 2024 (continued)	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$2,181,855	$192,364	$4,038,556	$27,790,640	$25,535,380
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	6,302	—	3,675	86,975	245
Receivable for share redemptions	1,225	64	—	5,728	10,739
Total assets	2,189,382	192,428	4,042,231	27,883,343	25,546,364

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,224	64	—	5,728	10,739
Contract terminations	1	—	—	—	—
Payable for investments purchased	6,302	—	3,675	86,975	245
Total liabilities	7,527	64	3,675	92,703	10,984
Net assets applicable to Variable Life contracts in accumulation period	2,181,855	192,172	4,038,556	27,790,640	25,535,380
Net assets applicable to seed money	—	192	—	—	—
Total net assets	$2,181,855	$192,364	$4,038,556	$27,790,640	$25,535,380
(1) Investment shares	106,640	20,618	125,343	873,370	801,236
(2) Investments, at cost	$1,852,433	$182,432	$3,701,685	$19,218,801	$15,975,543

December 31, 2024 (continued)	VP Conserv, Cl 1	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$23	$900,263	$614,964	$2,799	$109,464
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	396	255	—	60
Total assets	23	900,659	615,219	2,799	109,524

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	236	255	—	60
Contract terminations	—	160	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	—	396	255	—	60
Net assets applicable to Variable Life contracts in accumulation period	—	900,175	614,876	2,776	109,389
Net assets applicable to seed money	23	88	88	23	75
Total net assets	$23	$900,263	$614,964	$2,799	$109,464
(1) Investment shares	1	56,056	38,292	207	8,230
(2) Investments, at cost	$20	$880,660	$558,361	$2,695	$106,955

See accompanying notes to financial statements.

22	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2024 (continued)	VP Man Vol Conserv Gro, Cl 1	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$60,636	$352,646	$1,973,357	$2,768,128	$1,152,932
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	543	—
Receivable for share redemptions	—	80	—	676	—
Total assets	60,636	352,726	1,973,357	2,769,347	1,152,932

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	80	—	676	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	543	—
Total liabilities	—	80	—	1,219	—
Net assets applicable to Variable Life contracts in accumulation period	60,636	352,592	1,973,357	2,768,096	1,152,932
Net assets applicable to seed money	—	54	—	32	—
Total net assets	$60,636	$352,646	$1,973,357	$2,768,128	$1,152,932
(1) Investment shares	3,966	23,401	101,146	143,724	60,777
(2) Investments, at cost	$60,693	$341,076	$1,795,779	$2,075,517	$1,102,091

December 31, 2024 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 1
Assets
Investments, at fair value(1),(2)	$2,002,651	$5,272,969	$26,765,053	$33,773,143	$12,903,674
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,766	408	382	3,516
Receivable for share redemptions	584	—	10,850	15,458	—
Total assets	2,003,235	5,274,735	26,776,311	33,788,983	12,907,190

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	584	—	10,726	14,360	—
Contract terminations	—	—	124	1,098	—
Payable for investments purchased	—	1,766	408	382	3,516
Total liabilities	584	1,766	11,258	15,840	3,516
Net assets applicable to Variable Life contracts in accumulation period	2,002,621	5,272,969	26,765,053	33,773,143	12,903,674
Net assets applicable to seed money	30	—	—	—	—
Total net assets	$2,002,651	$5,272,969	$26,765,053	$33,773,143	$12,903,674
(1) Investment shares	106,979	223,242	1,148,222	1,447,007	467,186
(2) Investments, at cost	$1,606,903	$4,836,365	$20,278,072	$23,336,571	$11,398,554

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	23

Statement of Assets and Liabilities

December 31, 2024 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Assets
Investments, at fair value(1),(2)	$43,391,902	$57,884,693	$353,794	$2,172,972	$2,637,394
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	19,313	458	—	—	—
Receivable for share redemptions	13,698	28,448	—	21,184	1,057
Total assets	43,424,913	57,913,599	353,794	2,194,156	2,638,451

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	13,650	23,871	—	891	1,057
Contract terminations	48	4,577	—	20,293	—
Payable for investments purchased	19,313	458	—	—	—
Total liabilities	33,011	28,906	—	21,184	1,057
Net assets applicable to Variable Life contracts in accumulation period	43,391,880	57,884,693	353,794	2,172,880	2,637,302
Net assets applicable to seed money	22	—	—	92	92
Total net assets	$43,391,902	$57,884,693	$353,794	$2,172,972	$2,637,394
(1) Investment shares	1,592,363	2,121,095	18,115	112,823	136,723
(2) Investments, at cost	$31,070,155	$36,495,233	$308,266	$1,892,460	$2,099,824

December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 1	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$27,685	$12,461	$5,406	$40,096	$488,169
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	1,641
Total assets	27,685	12,461	5,406	40,096	489,810

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	219
Contract terminations	—	—	—	—	1,422
Payable for investments purchased	—	—	—	—	—
Total liabilities	—	—	—	—	1,641
Net assets applicable to Variable Life contracts in accumulation period	27,685	12,461	5,406	40,096	487,964
Net assets applicable to seed money	—	—	—	—	205
Total net assets	$27,685	$12,461	$5,406	$40,096	$488,169
(1) Investment shares	2,887	1,306	118	903	10,812
(2) Investments, at cost	$28,506	$12,782	$4,588	$30,058	$241,297

See accompanying notes to financial statements.

24	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Assets and Liabilities

December 31, 2024 (continued)	VP Ptnrs Intl Core Eq, Cl 1	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 1
Assets
Investments, at fair value(1),(2)	$255,992	$59,583	$146,012	$187,641	$50,035
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—
Total assets	255,992	59,583	146,012	187,641	50,035

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	—	—	—	—	—
Net assets applicable to Variable Life contracts in accumulation period	255,992	59,583	146,012	187,641	50,035
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$255,992	$59,583	$146,012	$187,641	$50,035
(1) Investment shares	23,992	5,648	12,944	16,844	4,901
(2) Investments, at cost	$262,465	$57,414	$135,311	$196,552	$46,380

December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1	VP Ptnrs Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$67,354	$64,354	$42,242	$7,240	$6,531
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	—	—	—	—	—
Total assets	67,354	64,354	42,242	7,240	6,531

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	—	—	—	—	—
Net assets applicable to Variable Life contracts in accumulation period	67,354	64,354	42,242	7,240	6,531
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$67,354	$64,354	$42,242	$7,240	$6,531
(1) Investment shares	6,636	1,862	1,268	184	172
(2) Investments, at cost	$63,889	$54,575	$33,691	$6,641	$4,875

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	25

Statement of Assets and Liabilities

December 31, 2024 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1	Wanger Acorn
Assets
Investments, at fair value(1),(2)	$647,489	$8,131	$233,344	$117,569	$5,856,592
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	6	—	672	—	—
Receivable for share redemptions	253	—	—	—	4,119
Total assets	647,748	8,131	234,016	117,569	5,860,711

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	253	—	—	—	2,609
Contract terminations	—	—	—	—	1,510
Payable for investments purchased	6	—	672	—	—
Total liabilities	259	—	672	—	4,119
Net assets applicable to Variable Life contracts in accumulation period	647,327	8,131	233,344	117,569	5,856,592
Net assets applicable to seed money	162	—	—	—	—
Total net assets	$647,489	$8,131	$233,344	$117,569	$5,856,592
(1) Investment shares	16,787	551	12,065	6,928	384,796
(2) Investments, at cost	$496,354	$7,247	$195,624	$116,558	$7,400,990

December 31, 2024 (continued)			Wanger Intl	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)			$3,719,562	$24,771	$7,929
Dividends receivable			—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments			7,669	233	—
Receivable for share redemptions			1,660	—	—
Total assets			3,728,891	25,004	7,929

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee			1,649	—	—
Contract terminations			11	—	—
Payable for investments purchased			7,669	233	—
Total liabilities			9,329	233	—
Net assets applicable to Variable Life contracts in accumulation period			3,719,562	24,771	7,929
Net assets applicable to seed money			—	—	—
Total net assets			$3,719,562	$24,771	$7,929
(1) Investment shares			201,712	4,101	1,261
(2) Investments, at cost			$4,921,244	$26,273	$8,913

See accompanying notes to financial statements.

26	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Operations

Year ended December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Investment income
Dividend income	$6	$62,707	$320	$—	$32,964
Variable account expenses	1	12,688	—	10,918	11,950
Investment income (loss) — net	5	50,019	320	(10,918)	21,014

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2	767,121	17,233	829,531	794,034
Cost of investments sold	2	709,211	15,195	669,877	740,745
Net realized gain (loss) on sales of investments	—	57,910	2,038	159,654	53,289
Distributions from capital gains	—	—	23,703	145,045	92,753
Net change in unrealized appreciation (depreciation) of investments	44	16,203	89,092	397,294	135,032
Net gain (loss) on investments	44	74,113	114,833	701,993	281,074
Net increase (decrease) in net assets resulting from operations	$49	$124,132	$115,153	$691,075	$302,088

Year ended December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1	Allspg VT Sm Cap Gro, Cl 2
Investment income
Dividend income	$7,498	$56	$686	$—	$—
Variable account expenses	2,194	—	5,381	—	4,236
Investment income (loss) — net	5,304	56	(4,695)	—	(4,236)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	197,777	5,995	397,927	36,914	481,977
Cost of investments sold	193,821	5,710	372,929	36,097	529,526
Net realized gain (loss) on sales of investments	3,956	285	24,998	817	(47,549)
Distributions from capital gains	35,444	2,020	143,466	—	—
Net change in unrealized appreciation (depreciation) of investments	30,864	505	33,134	56,781	289,176
Net gain (loss) on investments	70,264	2,810	201,598	57,598	241,627
Net increase (decrease) in net assets resulting from operations	$75,568	$2,866	$196,903	$57,598	$237,391

Year ended December 31, 2024 (continued)	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Investment income
Dividend income	$3,396	$22,939	$2,415	$4,616	$45,248
Variable account expenses	—	3,119	—	2,712	13,122
Investment income (loss) — net	3,396	19,820	2,415	1,904	32,126

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,177	295,947	5,202	63,150	863,457
Cost of investments sold	2,592	206,171	5,110	64,146	786,819
Net realized gain (loss) on sales of investments	585	89,776	92	(996)	76,638
Distributions from capital gains	2,485	18,444	19,361	48,409	46,619
Net change in unrealized appreciation (depreciation) of investments	15,776	72,474	(1,839)	(3,444)	322,962
Net gain (loss) on investments	18,846	180,694	17,614	43,969	446,219
Net increase (decrease) in net assets resulting from operations	$22,242	$200,514	$20,029	$45,873	$478,345

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	27

Statement of Operations

Year ended December 31, 2024 (continued)	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 1
Investment income
Dividend income	$—	$—	$2,278	$1,381	$—
Variable account expenses	—	137,873	—	—	—
Investment income (loss) — net	—	(137,873)	2,278	1,381	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	63,789	1,864,879	8,865	1,012	26,983
Cost of investments sold	55,003	855,385	10,767	1,272	20,137
Net realized gain (loss) on sales of investments	8,786	1,009,494	(1,902)	(260)	6,846
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	237,277	1,396,991	3,859	1,586	71,681
Net gain (loss) on investments	246,063	2,406,485	1,957	1,326	78,527
Net increase (decrease) in net assets resulting from operations	$246,063	$2,268,612	$4,235	$2,707	$78,527

Year ended December 31, 2024 (continued)	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	—	—	258,538	—
Investment income (loss) — net	—	—	—	(258,538)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,842	7,590	54,919	3,432,932	17,747
Cost of investments sold	4,488	5,998	28,239	977,366	16,156
Net realized gain (loss) on sales of investments	2,354	1,592	26,680	2,455,566	1,591
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	49,101	41,420	89,146	4,624,992	15,772
Net gain (loss) on investments	51,455	43,012	115,826	7,080,558	17,363
Net increase (decrease) in net assets resulting from operations	$51,455	$43,012	$115,826	$6,822,020	$17,363

Year ended December 31, 2024 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 1
Investment income
Dividend income	$—	$—	$1,810	$795	$2,770
Variable account expenses	—	71,766	—	—	—
Investment income (loss) — net	—	(71,766)	1,810	795	2,770

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	23,156	2,668,208	804	468	2,901
Cost of investments sold	17,770	1,464,416	793	537	3,654
Net realized gain (loss) on sales of investments	5,386	1,203,792	11	(69)	(753)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	32,382	602,146	272	212	10,653
Net gain (loss) on investments	37,768	1,805,938	283	143	9,900
Net increase (decrease) in net assets resulting from operations	$37,768	$1,734,172	$2,093	$938	$12,670

See accompanying notes to financial statements.

28	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Operations

Year ended December 31, 2024 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 1(1)	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3
Investment income
Dividend income	$3,663	$21,640	$53	$2,871	$40,571
Variable account expenses	—	10,298	—	—	6,517
Investment income (loss) — net	3,663	11,342	53	2,871	34,054

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	17,060	362,780	563	2,143	435,350
Cost of investments sold	24,054	508,880	553	2,391	489,292
Net realized gain (loss) on sales of investments	(6,994)	(146,100)	10	(248)	(53,942)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	22,758	222,800	77	379	55,889
Net gain (loss) on investments	15,764	76,700	87	131	1,947
Net increase (decrease) in net assets resulting from operations	$19,427	$88,042	$140	$3,002	$36,001
(1) For the period January 16, 2024 (commencement of operations) to December 31, 2024.

Year ended December 31, 2024 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2
Investment income
Dividend income	$23,568	$20,830	$157,976	$9,544	$20,082
Variable account expenses	—	—	17,546	—	—
Investment income (loss) — net	23,568	20,830	140,430	9,544	20,082

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	328,583	53,483	931,381	10,218	7,549
Cost of investments sold	328,583	53,483	931,380	10,132	7,991
Net realized gain (loss) on sales of investments	—	—	1	86	(442)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	—	(1)	1,244	3,785
Net gain (loss) on investments	—	—	—	1,330	3,343
Net increase (decrease) in net assets resulting from operations	$23,568	$20,830	$140,430	$10,874	$23,425

Year ended December 31, 2024 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1
Investment income
Dividend income	$149,841	$1,359	$4,530	$64,384	$5,410
Variable account expenses	13,897	—	—	6,182	—
Investment income (loss) — net	135,944	1,359	4,530	58,202	5,410

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	785,400	1,089	7,137	277,540	8,470
Cost of investments sold	826,371	1,177	7,322	308,699	9,209
Net realized gain (loss) on sales of investments	(40,971)	(88)	(185)	(31,159)	(739)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	69,808	97	302	31,941	(2,240)
Net gain (loss) on investments	28,837	9	117	782	(2,979)
Net increase (decrease) in net assets resulting from operations	$164,781	$1,368	$4,647	$58,984	$2,431

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	29

Statement of Operations

Year ended December 31, 2024 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$3,848	$269,041	$—	$—	$—
Variable account expenses	—	33,513	—	—	20,530
Investment income (loss) — net	3,848	235,528	—	—	(20,530)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	25,922	892,190	168,775	18,712	1,151,144
Cost of investments sold	27,845	1,052,566	124,844	11,635	510,574
Net realized gain (loss) on sales of investments	(1,923)	(160,376)	43,931	7,077	640,570
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	442	(2,565)	569,608	138,922	351,074
Net gain (loss) on investments	(1,481)	(162,941)	613,539	145,999	991,644
Net increase (decrease) in net assets resulting from operations	$2,367	$72,587	$613,539	$145,999	$971,114

Year ended December 31, 2024 (continued)	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 1
Investment income
Dividend income	$—	$—	$1,583	$31,748	$417
Variable account expenses	—	73,939	—	4,630	—
Investment income (loss) — net	—	(73,939)	1,583	27,118	417

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	395,408	4,215,071	3,512	72,304	617
Cost of investments sold	301,463	2,243,151	3,470	72,245	715
Net realized gain (loss) on sales of investments	93,945	1,971,920	42	59	(98)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,370,146	1,419,824	116	7,582	(741)
Net gain (loss) on investments	1,464,091	3,391,744	158	7,641	(839)
Net increase (decrease) in net assets resulting from operations	$1,464,091	$3,317,805	$1,741	$34,759	$(422)

Year ended December 31, 2024 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 1
Investment income
Dividend income	$315	$11,035	$8,070	$201,434	$—
Variable account expenses	—	—	—	39,487	—
Investment income (loss) — net	315	11,035	8,070	161,947	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,480	8,688	10,688	472,480	144,162
Cost of investments sold	11,562	8,413	10,510	418,897	124,393
Net realized gain (loss) on sales of investments	(3,082)	275	178	53,583	19,769
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,058	(10,615)	(1,957)	(101,780)	71,356
Net gain (loss) on investments	(24)	(10,340)	(1,779)	(48,197)	91,125
Net increase (decrease) in net assets resulting from operations	$291	$695	$6,291	$113,750	$91,125

See accompanying notes to financial statements.

30	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Operations

Year ended December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	4,354	—	—	5,307
Investment income (loss) — net	—	(4,354)	—	—	(5,307)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,464	275,968	3,867	6,864	318,346
Cost of investments sold	10,070	185,877	3,110	4,850	198,711
Net realized gain (loss) on sales of investments	3,394	90,091	757	2,014	119,635
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	17,095	12,708	91,823	20,567	105,117
Net gain (loss) on investments	20,489	102,799	92,580	22,581	224,752
Net increase (decrease) in net assets resulting from operations	$20,489	$98,445	$92,580	$22,581	$219,445

Year ended December 31, 2024 (continued)	Col VP Select Mid Cap Val, Cl 1	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	—	4,098	—	—
Investment income (loss) — net	—	—	(4,098)	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,775	9,477	179,301	6,358	11,402
Cost of investments sold	5,862	6,280	108,068	5,406	8,223
Net realized gain (loss) on sales of investments	913	3,197	71,233	952	3,179
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	43,209	16,567	41,113	16,386	18,025
Net gain (loss) on investments	44,122	19,764	112,346	17,338	21,204
Net increase (decrease) in net assets resulting from operations	$44,122	$19,764	$108,248	$17,338	$21,204

Year ended December 31, 2024 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2
Investment income
Dividend income	$—	$—	$—	$7,685	$10,001
Variable account expenses	6,275	—	—	—	—
Investment income (loss) — net	(6,275)	—	—	7,685	10,001

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	147,631	18,003	8	9,066	132,130
Cost of investments sold	89,831	14,730	6	9,262	135,214
Net realized gain (loss) on sales of investments	57,800	3,273	2	(196)	(3,084)
Distributions from capital gains	—	18,473	4,944	—	—
Net change in unrealized appreciation (depreciation) of investments	91,973	42,680	12,446	215	2,555
Net gain (loss) on investments	149,773	64,426	17,392	19	(529)
Net increase (decrease) in net assets resulting from operations	$143,498	$64,426	$17,392	$7,704	$9,472

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	31

Statement of Operations

Year ended December 31, 2024 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1
Investment income
Dividend income	$739	$589	$38,637	$12,334	$1,190
Variable account expenses	—	—	6,804	2,041	—
Investment income (loss) — net	739	589	31,833	10,293	1,190

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,791	918	190,853	76,796	3,864
Cost of investments sold	1,879	979	216,256	103,827	4,299
Net realized gain (loss) on sales of investments	(88)	(61)	(25,403)	(27,031)	(435)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(169)	(268)	4,028	33,451	(340)
Net gain (loss) on investments	(257)	(329)	(21,375)	6,420	(775)
Net increase (decrease) in net assets resulting from operations	$482	$260	$10,458	$16,713	$415

Year ended December 31, 2024 (continued)	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1
Investment income
Dividend income	$798	$780	$335	$9,947	$1,850
Variable account expenses	—	—	—	2,726	—
Investment income (loss) — net	798	780	335	7,221	1,850

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,383	4,078	1,195	123,122	1,217
Cost of investments sold	1,571	4,996	1,434	153,956	1,332
Net realized gain (loss) on sales of investments	(188)	(918)	(239)	(30,834)	(115)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(431)	(420)	(292)	15,102	5,289
Net gain (loss) on investments	(619)	(1,338)	(531)	(15,732)	5,174
Net increase (decrease) in net assets resulting from operations	$179	$(558)	$(196)	$(8,511)	$7,024

Year ended December 31, 2024 (continued)	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 1	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2
Investment income
Dividend income	$5,403	$—	$—	$—	$—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	5,403	—	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	41,139	48,260	9,667	1,881	9,348
Cost of investments sold	45,147	43,047	6,411	1,506	4,820
Net realized gain (loss) on sales of investments	(4,008)	5,213	3,256	375	4,528
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	22,785	15,151	26,351	26,411	13,300
Net gain (loss) on investments	18,777	20,364	29,607	26,786	17,828
Net increase (decrease) in net assets resulting from operations	$24,180	$20,364	$29,607	$26,786	$17,828

See accompanying notes to financial statements.

32	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Operations

Year ended December 31, 2024 (continued)	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1
Investment income
Dividend income	$—	$—	$3,325	$1,654	$—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	—	—	3,325	1,654	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	25,231	4,630	9,724	482	64,733
Cost of investments sold	20,681	3,158	10,814	514	53,387
Net realized gain (loss) on sales of investments	4,550	1,472	(1,090)	(32)	11,346
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	18,933	14,077	(1,915)	(1,400)	50,998
Net gain (loss) on investments	23,483	15,549	(3,005)	(1,432)	62,344
Net increase (decrease) in net assets resulting from operations	$23,483	$15,549	$320	$222	$62,344

Year ended December 31, 2024 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 1	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	6,112	—	—	—
Investment income (loss) — net	—	(6,112)	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	98,017	317,117	9,475	1,252	6,921
Cost of investments sold	58,886	201,804	8,180	816	5,949
Net realized gain (loss) on sales of investments	39,131	115,313	1,295	436	972
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	15,979	(2,508)	14,743	12,620	44,557
Net gain (loss) on investments	55,110	112,805	16,038	13,056	45,529
Net increase (decrease) in net assets resulting from operations	$55,110	$106,693	$16,038	$13,056	$45,529

Year ended December 31, 2024 (continued)	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT EAFE Intl Index, Cl I	CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index, Cl I
Investment income
Dividend income	$—	$520	$4,621	$211	$1,064
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	—	520	4,621	211	1,064

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	23,769	1,945	4,176	1,257	18,639
Cost of investments sold	23,450	1,841	3,821	1,113	16,760
Net realized gain (loss) on sales of investments	319	104	355	144	1,879
Distributions from capital gains	—	—	—	4,147	20,909
Net change in unrealized appreciation (depreciation) of investments	15,219	(8)	(4,248)	6,548	29,033
Net gain (loss) on investments	15,538	96	(3,893)	10,839	51,821
Net increase (decrease) in net assets resulting from operations	$15,538	$616	$728	$11,050	$52,885

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	33

Statement of Operations

Year ended December 31, 2024 (continued)	CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russ 2000 Sm Cap Ind, Cl I	DWS Alt Asset Alloc VIP, Cl A	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Investment income
Dividend income	$206	$1,037	$1,604	$8,905	$112,451
Variable account expenses	—	—	—	243	8,121
Investment income (loss) — net	206	1,037	1,604	8,662	104,330

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,663	7,266	913	10,655	359,783
Cost of investments sold	1,565	6,748	903	10,869	375,539
Net realized gain (loss) on sales of investments	98	518	10	(214)	(15,756)
Distributions from capital gains	333	1,677	25	157	—
Net change in unrealized appreciation (depreciation) of investments	1,259	4,287	508	4,703	9,105
Net gain (loss) on investments	1,690	6,482	543	4,646	(6,651)
Net increase (decrease) in net assets resulting from operations	$1,896	$7,519	$2,147	$13,308	$97,679

Year ended December 31, 2024 (continued)	EV VT Floating-Rate Inc, Inst Cl(1),(2)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Init Cl(1)	Fid VIP Energy, Init Cl(1)
Investment income
Dividend income	$316	$3,218	$2,214	$42	$23
Reimbursement of income from trade error	23	—	—	—	—
Variable account expenses	—	—	34,456	—	—
Investment income (loss) — net	339	3,218	(32,242)	42	23

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	64	36,996	1,687,924	48	15
Cost of investments sold	64	30,008	1,198,824	46	16
Net realized gain (loss) on sales of investments	—	6,988	489,100	2	(1)
Distributions from capital gains	—	219,457	944,950	—	—
Net change in unrealized appreciation (depreciation) of investments	(6)	101,784	546,087	(4)	(86)
Net gain (loss) on investments	(6)	328,229	1,980,137	(2)	(87)
Net increase (decrease) in net assets resulting from operations	$333	$331,447	$1,947,895	$40	$(64)
(1) For the period January 16, 2024 (commencement of operations) to December 31, 2024. (2) See Note 9 in the Notes to Financial Statements.

Year ended December 31, 2024 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Init Cl(1)	Fid VIP Invest Gr, Init Cl(1)	Fid VIP Mid Cap, Init Cl
Investment income
Dividend income	$69,497	$29,944	$—	$872	$4,385
Variable account expenses	32,147	9,170	—	—	—
Investment income (loss) — net	37,350	20,774	—	872	4,385

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	445,069	1,020,918	176,512	1,130	22,979
Cost of investments sold	277,223	768,790	172,713	1,111	20,879
Net realized gain (loss) on sales of investments	167,846	252,128	3,799	19	2,100
Distributions from capital gains	337,343	162,243	—	—	96,920
Net change in unrealized appreciation (depreciation) of investments	409,102	27,412	1,676	(1,429)	(21,331)
Net gain (loss) on investments	914,291	441,783	5,475	(1,410)	77,689
Net increase (decrease) in net assets resulting from operations	$951,641	$462,557	$5,475	$(538)	$82,074
(1) For the period January 16, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

34	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Operations

Year ended December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl
Investment income
Dividend income	$28,752	$19,725	$26,110	$18,105	$21,543
Variable account expenses	42,114	21,226	11,336	4,946	—
Investment income (loss) — net	(13,362)	(1,501)	14,774	13,159	21,543

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	569,321	1,883,219	161,159	374,925	81,792
Cost of investments sold	482,683	1,717,220	122,787	307,028	79,982
Net realized gain (loss) on sales of investments	86,638	165,999	38,372	67,897	1,810
Distributions from capital gains	791,081	769,222	74,911	59,398	—
Net change in unrealized appreciation (depreciation) of investments	52,815	(37,276)	(67,200)	(83,149)	3,977
Net gain (loss) on investments	930,534	897,945	46,083	44,146	5,787
Net increase (decrease) in net assets resulting from operations	$917,172	$896,444	$60,857	$57,305	$27,330

Year ended December 31, 2024 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1
Investment income
Dividend income	$820	$35,776	$2,834	$25,456	$652
Variable account expenses	—	9,575	—	2,604	—
Investment income (loss) — net	820	26,201	2,834	22,852	652

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,058	503,880	7,700	175,495	1,722
Cost of investments sold	5,061	567,961	7,655	177,000	1,586
Net realized gain (loss) on sales of investments	(3)	(64,081)	45	(1,505)	136
Distributions from capital gains	—	—	221	2,086	602
Net change in unrealized appreciation (depreciation) of investments	653	30,390	790	8,883	1,418
Net gain (loss) on investments	650	(33,691)	1,056	9,464	2,156
Net increase (decrease) in net assets resulting from operations	$1,470	$(7,490)	$3,890	$32,316	$2,808

Year ended December 31, 2024 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Investment income
Dividend income	$35,468	$2,580	$27,131	$63,239	$969
Variable account expenses	8,161	—	14,053	33,040	171
Investment income (loss) — net	27,307	2,580	13,078	30,199	798

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	281,677	43,995	550,408	1,225,842	770
Cost of investments sold	293,672	41,866	597,570	1,159,511	783
Net realized gain (loss) on sales of investments	(11,995)	2,129	(47,162)	66,331	(13)
Distributions from capital gains	36,884	5,088	67,059	361,558	—
Net change in unrealized appreciation (depreciation) of investments	132,091	17,475	273,830	243,637	162
Net gain (loss) on investments	156,980	24,692	293,727	671,526	149
Net increase (decrease) in net assets resulting from operations	$184,287	$27,272	$306,805	$701,725	$947

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	35

Statement of Operations

Year ended December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser I
Investment income
Dividend income	$4,143	$19,222	$—	$—	$2,153
Variable account expenses	3,800	15,590	4,744	4,721	—
Investment income (loss) — net	343	3,632	(4,744)	(4,721)	2,153

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	231,310	778,625	76,978	366,421	1,312
Cost of investments sold	192,175	627,429	60,442	326,018	1,385
Net realized gain (loss) on sales of investments	39,135	151,196	16,536	40,403	(73)
Distributions from capital gains	34,251	415,257	—	—	—
Net change in unrealized appreciation (depreciation) of investments	33,190	180,637	193,929	290,774	(969)
Net gain (loss) on investments	106,576	747,090	210,465	331,177	(1,042)
Net increase (decrease) in net assets resulting from operations	$106,919	$750,722	$205,721	$326,456	$1,111

Year ended December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I
Investment income
Dividend income	$16,654	$8,038	$79,579	$—	$20,803
Variable account expenses	1,053	2,985	97,773	5,176	5,759
Investment income (loss) — net	15,601	5,053	(18,194)	(5,176)	15,044

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,415	147,902	1,151,095	159,423	276,592
Cost of investments sold	10,946	129,007	983,794	165,566	258,767
Net realized gain (loss) on sales of investments	(1,531)	18,895	167,301	(6,143)	17,825
Distributions from capital gains	—	37,704	955,708	—	44,278
Net change in unrealized appreciation (depreciation) of investments	(6,352)	(2,815)	1,360,024	206,987	64,472
Net gain (loss) on investments	(7,883)	53,784	2,483,033	200,844	126,575
Net increase (decrease) in net assets resulting from operations	$7,718	$58,837	$2,464,839	$195,668	$141,619

Year ended December 31, 2024 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Investment income
Dividend income	$17,307	$—	$—	$1,369	$41,194
Variable account expenses	6,027	—	6,966	—	7,553
Investment income (loss) — net	11,280	—	(6,966)	1,369	33,641

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	176,693	120,213	555,969	2,368	408,220
Cost of investments sold	168,990	108,046	538,660	2,288	448,222
Net realized gain (loss) on sales of investments	7,703	12,167	17,309	80	(40,002)
Distributions from capital gains	5,993	32,025	108,318	—	—
Net change in unrealized appreciation (depreciation) of investments	(24,320)	37,285	151,838	(133)	39,191
Net gain (loss) on investments	(10,624)	81,477	277,465	(53)	(811)
Net increase (decrease) in net assets resulting from operations	$656	$81,477	$270,499	$1,316	$32,830
See accompanying notes to financial statements.

36	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Operations

Year ended December 31, 2024 (continued)	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Inst
Investment income
Dividend income	$—	$—	$—	$—	$18,639
Variable account expenses	—	6,267	6,899	—	—
Investment income (loss) — net	—	(6,267)	(6,899)	—	18,639

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,657	221,081	304,434	190	19,731
Cost of investments sold	13,596	193,424	284,960	153	17,268
Net realized gain (loss) on sales of investments	1,061	27,657	19,474	37	2,463
Distributions from capital gains	14,625	71,274	67,844	393	—
Net change in unrealized appreciation (depreciation) of investments	21,110	118,934	358,957	1,778	98,222
Net gain (loss) on investments	36,796	217,865	446,275	2,208	100,685
Net increase (decrease) in net assets resulting from operations	$36,796	$211,598	$439,376	$2,208	$119,324

Year ended December 31, 2024 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv
Investment income
Dividend income	$1,034	$5,472	$12,343	$1,705	$—
Variable account expenses	—	4,632	—	—	13,938
Investment income (loss) — net	1,034	840	12,343	1,705	(13,938)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	26,386	23,652	8,598	369	697,329
Cost of investments sold	20,745	19,630	8,629	381	493,457
Net realized gain (loss) on sales of investments	5,641	4,022	(31)	(12)	203,872
Distributions from capital gains	—	38,221	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,004	73,704	(11,477)	(1,423)	501,839
Net gain (loss) on investments	8,645	115,947	(11,508)	(1,435)	705,711
Net increase (decrease) in net assets resulting from operations	$9,679	$116,787	$835	$270	$691,773

Year ended December 31, 2024 (continued)	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$24,117	$19	$—	$—	$—
Variable account expenses	10,573	—	4,110	—	88
Investment income (loss) — net	13,544	19	(4,110)	—	(88)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	347,882	277	211,195	2,006	5,660
Cost of investments sold	285,129	191	152,754	1,911	5,844
Net realized gain (loss) on sales of investments	62,753	86	58,441	95	(184)
Distributions from capital gains	—	1,815	22,712	—	—
Net change in unrealized appreciation (depreciation) of investments	14,218	16,689	137,822	1,065	1,548
Net gain (loss) on investments	76,971	18,590	218,975	1,160	1,364
Net increase (decrease) in net assets resulting from operations	$90,515	$18,609	$214,865	$1,160	$1,276

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	37

Statement of Operations

Year ended December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC(1)	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Std Cl II(1)	LVIP AC Val, Serv Cl
Investment income
Dividend income	$1,176	$10,389	$11,016	$504	$65,764
Variable account expenses	—	3,137	4,910	—	9,002
Investment income (loss) — net	1,176	7,252	6,106	504	56,762

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,872	302,472	151,951	1,844	603,553
Cost of investments sold	1,851	296,946	130,738	1,766	524,380
Net realized gain (loss) on sales of investments	21	5,526	21,213	78	79,173
Distributions from capital gains	—	—	—	443	137,832
Net change in unrealized appreciation (depreciation) of investments	(1,114)	10,907	(11,369)	(416)	(69,836)
Net gain (loss) on investments	(1,093)	16,433	9,844	105	147,169
Net increase (decrease) in net assets resulting from operations	$83	$23,685	$15,950	$609	$203,931
(1) For the period January 16, 2024 (commencement of operations) to December 31, 2024.

Year ended December 31, 2024 (continued)	LVIP AC Val, Std Cl II	Mac VIP Asset Strategy, Serv Cl	Mac VIP Asset Strategy, Std Cl(1)	Mac VIP Intl Core Eq, Std Cl(2)	MFS Gbl Real Est, Init Cl(1)
Investment income
Dividend income	$114,736	$990	$3	$1	$2
Variable account expenses	27,597	101	—	—	—
Investment income (loss) — net	87,139	889	3	1	2

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	668,082	12,576	—	—	—
Cost of investments sold	494,183	12,255	—	—	—
Net realized gain (loss) on sales of investments	173,899	321	—	—	—
Distributions from capital gains	231,072	1,977	6	—	—
Net change in unrealized appreciation (depreciation) of investments	(142,558)	3,102	3	(1)	(2)
Net gain (loss) on investments	262,413	5,400	9	(1)	(2)
Net increase (decrease) in net assets resulting from operations	$349,552	$6,289	$12	$—	$—
(1) For the period January 16, 2024 (commencement of operations) to December 31, 2024.

(2) For the period April 26, 2024 (commencement of operations) to December 31, 2024.

Year ended December 31, 2024 (continued)	MFS Intl Gro, Init Cl(1)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl
Investment income
Dividend income	$444	$4,475	$—	$1,951	$23,253
Variable account expenses	—	18,656	9,986	—	4,853
Investment income (loss) — net	444	(14,181)	(9,986)	1,951	18,400

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,061	445,480	473,184	7,539	207,476
Cost of investments sold	2,939	383,954	630,358	7,648	199,109
Net realized gain (loss) on sales of investments	122	61,526	(157,174)	(109)	8,367
Distributions from capital gains	144	311,360	—	2,407	32,375
Net change in unrealized appreciation (depreciation) of investments	(490)	125,357	280,363	4,809	53,270
Net gain (loss) on investments	(224)	498,243	123,189	7,107	94,012
Net increase (decrease) in net assets resulting from operations	$220	$484,062	$113,203	$9,058	$112,412
(1) For the period January 16, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

38	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Operations

Year ended December 31, 2024 (continued)	MS VIF Dis, Cl I	MS VIF Dis, Cl II	NB AMT Sus Eq, Cl I	NB AMT Sus Eq, Cl S	PIMCO VIT All Asset, Advisor Cl
Investment income
Dividend income	$—	$—	$103	$—	$38,310
Variable account expenses	—	4,139	—	—	3,363
Investment income (loss) — net	—	(4,139)	103	—	34,947

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	75,037	204,072	1,071	493	93,220
Cost of investments sold	75,059	370,821	870	408	105,328
Net realized gain (loss) on sales of investments	(22)	(166,749)	201	85	(12,108)
Distributions from capital gains	—	—	2,215	2,730	—
Net change in unrealized appreciation (depreciation) of investments	159,278	489,456	6,739	9,298	(4,189)
Net gain (loss) on investments	159,256	322,707	9,155	12,113	(16,297)
Net increase (decrease) in net assets resulting from operations	$159,256	$318,568	$9,258	$12,113	$18,650

Year ended December 31, 2024 (continued)	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl	Put VT Global Hlth Care, Cl IA
Investment income
Dividend income	$943	$198	$18,922	$5,604	$317
Variable account expenses	—	—	2,634	—	—
Investment income (loss) — net	943	198	16,288	5,604	317

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,612	302	130,724	6,960	9,677
Cost of investments sold	3,742	345	143,795	7,375	8,829
Net realized gain (loss) on sales of investments	(130)	(43)	(13,071)	(415)	848
Distributions from capital gains	—	—	—	—	1,954
Net change in unrealized appreciation (depreciation) of investments	(334)	429	5,237	(2,355)	(4,191)
Net gain (loss) on investments	(464)	386	(7,834)	(2,770)	(1,389)
Net increase (decrease) in net assets resulting from operations	$479	$584	$8,454	$2,834	$(1,072)

Year ended December 31, 2024 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IA(1)	Put VT Lg Cap Val, Cl IA(1)
Investment income
Dividend income	$7,002	$14,771	$3,537	$2	$44
Variable account expenses	7,550	1,831	781	—	—
Investment income (loss) — net	(548)	12,940	2,756	2	44

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	200,400	23,670	48,027	421	2,667
Cost of investments sold	184,203	26,161	44,452	406	2,525
Net realized gain (loss) on sales of investments	16,197	(2,491)	3,575	15	142
Distributions from capital gains	64,486	—	—	—	150
Net change in unrealized appreciation (depreciation) of investments	(64,941)	7,301	(2,765)	(3)	896
Net gain (loss) on investments	15,742	4,810	810	12	1,188
Net increase (decrease) in net assets resulting from operations	$15,194	$17,750	$3,566	$14	$1,232
(1) For the period January 16, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	39

Statement of Operations

Year ended December 31, 2024 (continued)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 1	Temp Global Bond, Cl 2
Investment income
Dividend income	$53,819	$374	$—	$—	$—
Variable account expenses	122,060	778	13,057	—	630
Investment income (loss) — net	(68,241)	(404)	(13,057)	—	(630)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,093,200	42,184	349,117	197	46,680
Cost of investments sold	722,652	34,255	358,441	214	54,689
Net realized gain (loss) on sales of investments	370,548	7,929	(9,324)	(17)	(8,009)
Distributions from capital gains	88,696	1,212	130,508	—	—
Net change in unrealized appreciation (depreciation) of investments	2,365,851	27,614	117,452	(3,236)	(13,708)
Net gain (loss) on investments	2,825,095	36,755	238,636	(3,253)	(21,717)
Net increase (decrease) in net assets resulting from operations	$2,756,854	$36,351	$225,579	$(3,253)	$(22,347)

Year ended December 31, 2024 (continued)	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$62,594	$4,397	$—	$—	$—
Variable account expenses	15,726	610	—	66,765	122,982
Investment income (loss) — net	46,868	3,787	—	(66,765)	(122,982)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	337,731	29,824	55,477	4,481,309	5,353,461
Cost of investments sold	246,397	28,185	48,234	3,362,301	3,269,649
Net realized gain (loss) on sales of investments	91,334	1,639	7,243	1,119,008	2,083,812
Distributions from capital gains	191,412	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(386,092)	12,112	211,844	2,344,469	1,021,051
Net gain (loss) on investments	(103,346)	13,751	219,087	3,463,477	3,104,863
Net increase (decrease) in net assets resulting from operations	$(56,478)	$17,538	$219,087	$3,396,712	$2,981,881

Year ended December 31, 2024 (continued)	VP Conserv, Cl 1	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	2,794	2,502	—	671
Investment income (loss) — net	—	(2,794)	(2,502)	—	(671)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	—	79,991	46,236	—	6,755
Cost of investments sold	—	76,018	40,196	—	6,452
Net realized gain (loss) on sales of investments	—	3,973	6,040	—	303
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1	20,371	10,512	102	4,334
Net gain (loss) on investments	1	24,344	16,552	102	4,637
Net increase (decrease) in net assets resulting from operations	$1	$21,550	$14,050	$102	$3,966

See accompanying notes to financial statements.

40	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Operations

Year ended December 31, 2024 (continued)	VP Man Vol Conserv Gro, Cl 1	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	872	—	7,361	—
Investment income (loss) — net	—	(872)	—	(7,361)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,834	23,605	41,595	97,796	70,166
Cost of investments sold	1,881	21,896	37,886	76,620	65,175
Net realized gain (loss) on sales of investments	(47)	1,709	3,709	21,176	4,991
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	4,053	4,689	133,556	251,390	37,995
Net gain (loss) on investments	4,006	6,398	137,265	272,566	42,986
Net increase (decrease) in net assets resulting from operations	$4,006	$5,526	$137,265	$265,205	$42,986

Year ended December 31, 2024 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	6,646	—	127,094	171,723	—
Investment income (loss) — net	(6,646)	—	(127,094)	(171,723)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	231,812	308,771	5,353,484	7,180,684	891,144
Cost of investments sold	190,922	280,832	4,020,804	4,878,709	789,351
Net realized gain (loss) on sales of investments	40,890	27,939	1,332,680	2,301,975	101,793
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	137,028	331,833	897,910	569,315	987,256
Net gain (loss) on investments	177,918	359,772	2,230,590	2,871,290	1,089,049
Net increase (decrease) in net assets resulting from operations	$171,272	$359,772	$2,103,496	$2,699,567	$1,089,049

Year ended December 31, 2024 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	156,713	277,118	—	10,535	13,326
Investment income (loss) — net	(156,713)	(277,118)	—	(10,535)	(13,326)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,721,039	9,083,073	9,246	302,136	560,482
Cost of investments sold	3,378,913	5,816,005	8,243	258,992	443,150
Net realized gain (loss) on sales of investments	1,342,126	3,267,068	1,003	43,144	117,332
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,094,212	2,749,076	21,582	96,100	61,729
Net gain (loss) on investments	4,436,338	6,016,144	22,585	139,244	179,061
Net increase (decrease) in net assets resulting from operations	$4,279,625	$5,739,026	$22,585	$128,709	$165,735

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	41

Statement of Operations

Year ended December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 1	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3
Investment income
Dividend income	$938	$432	$—	$—	$—
Variable account expenses	—	—	—	—	2,469
Investment income (loss) — net	938	432	—	—	(2,469)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,505	3,091	142	177	63,079
Cost of investments sold	1,536	3,145	119	139	32,955
Net realized gain (loss) on sales of investments	(31)	(54)	23	38	30,124
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(360)	(114)	564	7,523	66,722
Net gain (loss) on investments	(391)	(168)	587	7,561	96,846
Net increase (decrease) in net assets resulting from operations	$547	$264	$587	$7,561	$94,377

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Core Eq, Cl 1	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 1
Investment income
Dividend income	$1,047	$637	$1,086	$953	$1,223
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	1,047	637	1,086	953	1,223

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,286	1,883	16,015	23,116	5,825
Cost of investments sold	3,306	1,785	13,755	22,540	5,136
Net realized gain (loss) on sales of investments	(20)	98	2,260	576	689
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(1,572)	2,478	(4,747)	(3,561)	(194)
Net gain (loss) on investments	(1,592)	2,576	(2,487)	(2,985)	495
Net increase (decrease) in net assets resulting from operations	$(545)	$3,213	$(1,401)	$(2,032)	$1,718

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1	VP Ptnrs Sm Cap Val, Cl 2
Investment income
Dividend income	$1,805	$—	$—	$—	$—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	1,805	—	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,556	14,568	671	6,134	556
Cost of investments sold	5,099	13,380	565	5,590	437
Net realized gain (loss) on sales of investments	457	1,188	106	544	119
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	751	9,153	6,460	279	341
Net gain (loss) on investments	1,208	10,341	6,566	823	460
Net increase (decrease) in net assets resulting from operations	$3,013	$10,341	$6,566	$823	$460

See accompanying notes to financial statements.

42	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Operations

Year ended December 31, 2024 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1	Wanger Acorn
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	3,064	—	—	—	29,906
Investment income (loss) — net	(3,064)	—	—	—	(29,906)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	249,141	174	6,895	839	1,206,815
Cost of investments sold	179,573	157	5,889	718	1,640,325
Net realized gain (loss) on sales of investments	69,568	17	1,006	121	(433,510)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(19,103)	585	26,855	(47)	1,197,735
Net gain (loss) on investments	50,465	602	27,861	74	764,225
Net increase (decrease) in net assets resulting from operations	$47,401	$602	$27,861	$74	$734,319

Year ended December 31, 2024 (continued)			Wanger Intl	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income			$57,548	$1,510	$468
Variable account expenses			21,029	—	—
Investment income (loss) — net			36,519	1,510	468

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales			707,732	1,301	2,635
Cost of investments sold			874,525	1,358	2,969
Net realized gain (loss) on sales of investments			(166,793)	(57)	(334)
Distributions from capital gains			—	—	—
Net change in unrealized appreciation (depreciation) of investments			(229,753)	(117)	386
Net gain (loss) on investments			(396,546)	(174)	52
Net increase (decrease) in net assets resulting from operations			$(360,027)	$1,336	$520

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	43

Statement of Changes in Net Assets

Year ended December 31, 2024	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Operations
Investment income (loss) — net	$5	$50,019	$320	$(10,918)	$21,014
Net realized gain (loss) on sales of investments	—	57,910	2,038	159,654	53,289
Distributions from capital gains	—	—	23,703	145,045	92,753
Net change in unrealized appreciation (depreciation) of investments	44	16,203	89,092	397,294	135,032
Net increase (decrease) in net assets resulting from operations	49	124,132	115,153	691,075	302,088

Contract transactions
Contract purchase payments	—	117,505	191,242	130,090	42,160
Net transfers(1)	(1)	(3,538)	404,952	22,024	11,023
Transfers for policy loans	—	(41,669)	—	(133,982)	(100,891)
Policy charges	—	(82,311)	(42,853)	(58,785)	(55,266)
Contract terminations:
Surrender benefits	—	(259,413)	(2,906)	(48,931)	(98,065)
Death benefits	—	(2,240)	—	—	—
Increase (decrease) from transactions	(1)	(271,666)	550,435	(89,584)	(201,039)
Net assets at beginning of year	482	2,702,634	349,453	2,799,308	2,515,292
Net assets at end of year	$530	$2,555,100	$1,015,041	$3,400,799	$2,616,341

Accumulation unit activity
Units outstanding at beginning of year	—	1,463,164	174,392	454,378	620,773
Units purchased	—	287,549	249,639	77,965	221,070
Units redeemed	—	(358,244)	(19,618)	(75,176)	(156,818)
Units outstanding at end of year	—	1,392,469	404,413	457,167	685,025

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1	Allspg VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$5,304	$56	$(4,695)	$—	$(4,236)
Net realized gain (loss) on sales of investments	3,956	285	24,998	817	(47,549)
Distributions from capital gains	35,444	2,020	143,466	—	—
Net change in unrealized appreciation (depreciation) of investments	30,864	505	33,134	56,781	289,176
Net increase (decrease) in net assets resulting from operations	75,568	2,866	196,903	57,598	237,391

Contract transactions
Contract purchase payments	17,749	6,963	38,868	95,869	68,930
Net transfers(1)	(24,987)	(4,811)	(52,468)	(5,486)	(63,678)
Transfers for policy loans	4,621	—	(123,180)	(5,233)	(39,836)
Policy charges	(15,150)	(1,483)	(27,609)	(25,255)	(32,233)
Contract terminations:
Surrender benefits	(131)	—	(57,431)	(4,904)	(33,839)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(17,898)	669	(221,820)	54,991	(100,656)
Net assets at beginning of year	536,098	20,536	1,367,078	279,900	1,311,216
Net assets at end of year	$593,768	$24,071	$1,342,161	$392,489	$1,447,951

Accumulation unit activity
Units outstanding at beginning of year	246,263	11,587	266,120	225,126	397,422
Units purchased	74,337	3,579	53,872	67,895	149,185
Units redeemed	(77,488)	(3,392)	(57,320)	(27,898)	(95,051)
Units outstanding at end of year	243,112	11,774	262,672	265,123	451,556

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	45

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Operations
Investment income (loss) — net	$3,396	$19,820	$2,415	$1,904	$32,126
Net realized gain (loss) on sales of investments	585	89,776	92	(996)	76,638
Distributions from capital gains	2,485	18,444	19,361	48,409	46,619
Net change in unrealized appreciation (depreciation) of investments	15,776	72,474	(1,839)	(3,444)	322,962
Net increase (decrease) in net assets resulting from operations	22,242	200,514	20,029	45,873	478,345

Contract transactions
Contract purchase payments	20,980	9,878	83,291	16,104	141,307
Net transfers(1)	(737)	(85,402)	16,242	2,740	(266,680)
Transfers for policy loans	—	(85,450)	3,130	(466)	(122,508)
Policy charges	(3,299)	(7,193)	(20,198)	(9,568)	(111,666)
Contract terminations:
Surrender benefits	—	(3,404)	—	(3,309)	(314,051)
Death benefits	—	(700)	—	—	—
Increase (decrease) from transactions	16,944	(172,271)	82,465	5,501	(673,598)
Net assets at beginning of year	49,847	514,470	189,307	514,457	2,776,355
Net assets at end of year	$89,033	$542,713	$291,801	$565,831	$2,581,102

Accumulation unit activity
Units outstanding at beginning of year	35,085	463,683	139,635	347,023	911,054
Units purchased	11,872	13,606	71,413	23,736	59,756
Units redeemed	(2,523)	(133,077)	(14,005)	(20,463)	(283,459)
Units outstanding at end of year	44,434	344,212	197,043	350,296	687,351

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 1
Operations
Investment income (loss) — net	$—	$(137,873)	$2,278	$1,381	$—
Net realized gain (loss) on sales of investments	8,786	1,009,494	(1,902)	(260)	6,846
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	237,277	1,396,991	3,859	1,586	71,681
Net increase (decrease) in net assets resulting from operations	246,063	2,268,612	4,235	2,707	78,527

Contract transactions
Contract purchase payments	406,079	573,530	17,615	2,826	81,091
Net transfers(1)	445,663	353,537	(7,800)	—	43,649
Transfers for policy loans	—	(93,314)	1,565	881	(7,568)
Policy charges	(93,101)	(870,762)	(4,545)	(1,284)	(33,777)
Contract terminations:
Surrender benefits	(11,037)	(640,207)	(954)	—	(3,589)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	747,604	(677,216)	5,881	2,423	79,806
Net assets at beginning of year	1,561,171	17,115,084	59,443	35,719	298,501
Net assets at end of year	$2,554,838	$18,706,480	$69,559	$40,849	$456,834

Accumulation unit activity
Units outstanding at beginning of year	998,820	5,581,173	40,576	39,768	153,411
Units purchased	488,441	315,386	12,451	4,061	56,675
Units redeemed	(60,375)	(519,972)	(8,751)	(1,361)	(19,824)
Units outstanding at end of year	1,426,886	5,376,587	44,276	42,468	190,262

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	47

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 1
Operations
Investment income (loss) — net	$—	$—	$—	$(258,538)	$—
Net realized gain (loss) on sales of investments	2,354	1,592	26,680	2,455,566	1,591
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	49,101	41,420	89,146	4,624,992	15,772
Net increase (decrease) in net assets resulting from operations	51,455	43,012	115,826	6,822,020	17,363

Contract transactions
Contract purchase payments	12,852	98,332	21,770	801,757	78,536
Net transfers(1)	57,347	8,090	(41,235)	(432,034)	322,270
Transfers for policy loans	16,168	—	(1,201)	(59,527)	4,696
Policy charges	(3,571)	(15,572)	(17,392)	(1,320,745)	(25,541)
Contract terminations:
Surrender benefits	—	—	(457)	(1,625,360)	(449)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	82,796	90,850	(38,515)	(2,635,909)	379,512
Net assets at beginning of year	201,452	164,764	464,570	28,607,416	131,296
Net assets at end of year	$335,703	$298,626	$541,881	$32,793,527	$528,171

Accumulation unit activity
Units outstanding at beginning of year	61,689	96,368	127,054	8,713,826	88,734
Units purchased	22,785	50,135	5,241	295,437	236,518
Units redeemed	(962)	(7,953)	(14,428)	(959,806)	(15,979)
Units outstanding at end of year	83,512	138,550	117,867	8,049,457	309,273

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 1
Operations
Investment income (loss) — net	$—	$(71,766)	$1,810	$795	$2,770
Net realized gain (loss) on sales of investments	5,386	1,203,792	11	(69)	(753)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	32,382	602,146	272	212	10,653
Net increase (decrease) in net assets resulting from operations	37,768	1,734,172	2,093	938	12,670

Contract transactions
Contract purchase payments	6,933	343,037	5,632	1,222	37,133
Net transfers(1)	46,321	(26,655)	378	—	96
Transfers for policy loans	(10)	(93,301)	—	—	—
Policy charges	(4,754)	(386,787)	(1,438)	(565)	(9,335)
Contract terminations:
Surrender benefits	—	(854,163)	—	—	—
Death benefits	—	(6,436)	—	—	—
Increase (decrease) from transactions	48,490	(1,024,305)	4,572	657	27,894
Net assets at beginning of year	236,403	12,144,207	31,360	15,252	211,450
Net assets at end of year	$322,661	$12,854,074	$38,025	$16,847	$252,014

Accumulation unit activity
Units outstanding at beginning of year	89,136	3,105,866	30,339	12,215	196,965
Units purchased	18,186	631,662	5,582	936	33,533
Units redeemed	(1,640)	(623,205)	(1,343)	(438)	(8,366)
Units outstanding at end of year	105,682	3,114,323	34,578	12,713	222,132

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	49

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 1(2)	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3
Operations
Investment income (loss) — net	$3,663	$11,342	$53	$2,871	$34,054
Net realized gain (loss) on sales of investments	(6,994)	(146,100)	10	(248)	(53,942)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	22,758	222,800	77	379	55,889
Net increase (decrease) in net assets resulting from operations	19,427	88,042	140	3,002	36,001

Contract transactions
Contract purchase payments	31,664	96,864	2,191	5,229	52,616
Net transfers(1)	(5,152)	(86,401)	5,206	(70)	87,743
Transfers for policy loans	(3,481)	(43,369)	—	(55)	(48,930)
Policy charges	(11,596)	(52,110)	(853)	(2,926)	(43,331)
Contract terminations:
Surrender benefits	(2,601)	(62,338)	—	—	(150,608)
Death benefits	—	(2,327)	—	—	(365)
Increase (decrease) from transactions	8,834	(149,681)	6,544	2,178	(102,875)
Net assets at beginning of year	349,799	1,916,622	—	88,721	1,264,754
Net assets at end of year	$378,060	$1,854,983	$6,684	$93,901	$1,197,880

Accumulation unit activity
Units outstanding at beginning of year	263,235	768,028	—	92,992	1,016,695
Units purchased	23,174	84,350	7,204	5,433	217,416
Units redeemed	(16,620)	(126,108)	(829)	(3,149)	(293,159)
Units outstanding at end of year	269,789	726,270	6,375	95,276	940,952

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

50	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2
Operations
Investment income (loss) — net	$23,568	$20,830	$140,430	$9,544	$20,082
Net realized gain (loss) on sales of investments	—	—	1	86	(442)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	—	(1)	1,244	3,785
Net increase (decrease) in net assets resulting from operations	23,568	20,830	140,430	10,874	23,425

Contract transactions
Contract purchase payments	188,306	116,178	244,488	63,896	25,314
Net transfers(1)	(258,805)	(16,577)	1,070,671	45,778	11,870
Transfers for policy loans	—	(4,143)	88,388	—	345
Policy charges	(18,037)	(18,457)	(270,930)	(12,775)	(10,995)
Contract terminations:
Surrender benefits	—	(7,426)	(215,940)	(4,499)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(88,536)	69,575	916,677	92,400	26,534
Net assets at beginning of year	561,703	404,225	2,635,490	122,128	318,522
Net assets at end of year	$496,735	$494,630	$3,692,597	$225,402	$368,481

Accumulation unit activity
Units outstanding at beginning of year	520,159	370,143	2,521,711	98,881	194,745
Units purchased	171,914	104,067	1,303,669	84,991	22,556
Units redeemed	(253,981)	(41,753)	(448,852)	(13,383)	(6,511)
Units outstanding at end of year	438,092	432,457	3,376,528	170,489	210,790

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	51

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1
Operations
Investment income (loss) — net	$135,944	$1,359	$4,530	$58,202	$5,410
Net realized gain (loss) on sales of investments	(40,971)	(88)	(185)	(31,159)	(739)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	69,808	97	302	31,941	(2,240)
Net increase (decrease) in net assets resulting from operations	164,781	1,368	4,647	58,984	2,431

Contract transactions
Contract purchase payments	68,267	3,231	3,462	25,420	18,044
Net transfers(1)	140,600	1,980	4,266	152,652	18,191
Transfers for policy loans	(27,604)	—	(15)	(6,176)	—
Policy charges	(73,744)	(1,275)	(2,742)	(26,105)	(10,055)
Contract terminations:
Surrender benefits	(294,106)	—	—	(31,755)	—
Death benefits	(32,440)	—	—	—	—
Increase (decrease) from transactions	(219,027)	3,936	4,971	114,036	26,180
Net assets at beginning of year	2,638,118	22,053	79,753	1,082,634	87,090
Net assets at end of year	$2,583,872	$27,357	$89,371	$1,255,654	$115,701

Accumulation unit activity
Units outstanding at beginning of year	1,050,926	18,104	50,138	533,773	81,911
Units purchased	229,783	4,114	4,694	207,132	34,121
Units redeemed	(284,338)	(1,013)	(1,683)	(118,430)	(9,315)
Units outstanding at end of year	996,371	21,205	53,149	622,475	106,717

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$3,848	$235,528	$—	$—	$(20,530)
Net realized gain (loss) on sales of investments	(1,923)	(160,376)	43,931	7,077	640,570
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	442	(2,565)	569,608	138,922	351,074
Net increase (decrease) in net assets resulting from operations	2,367	72,587	613,539	145,999	971,114

Contract transactions
Contract purchase payments	13,422	214,151	551,032	45,264	68,328
Net transfers(1)	(323)	419,238	164,526	(12,460)	(71,944)
Transfers for policy loans	7	(81,508)	(7,921)	490	(217,753)
Policy charges	(3,945)	(232,620)	(118,136)	(9,530)	(92,912)
Contract terminations:
Surrender benefits	—	(160,302)	(44,115)	—	(312,863)
Death benefits	—	(290)	—	—	—
Increase (decrease) from transactions	9,161	158,669	545,386	23,764	(627,144)
Net assets at beginning of year	54,558	5,536,137	1,690,340	470,350	3,401,791
Net assets at end of year	$66,086	$5,767,393	$2,849,265	$640,113	$3,745,761

Accumulation unit activity
Units outstanding at beginning of year	45,767	3,460,080	829,300	104,731	702,754
Units purchased	12,007	511,014	305,651	8,615	142,781
Units redeemed	(3,279)	(326,822)	(70,549)	(4,552)	(152,943)
Units outstanding at end of year	54,495	3,644,272	1,064,402	108,794	692,592

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	53

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 1
Operations
Investment income (loss) — net	$—	$(73,939)	$1,583	$27,118	$417
Net realized gain (loss) on sales of investments	93,945	1,971,920	42	59	(98)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,370,146	1,419,824	116	7,582	(741)
Net increase (decrease) in net assets resulting from operations	1,464,091	3,317,805	1,741	34,759	(422)

Contract transactions
Contract purchase payments	1,569,927	395,952	7,679	6,787	1,061
Net transfers(1)	1,191,221	734,205	17,337	(8,835)	159
Transfers for policy loans	(325,538)	(194,496)	—	1,994	—
Policy charges	(507,475)	(299,626)	(4,642)	(15,800)	(677)
Contract terminations:
Surrender benefits	(26,710)	(1,786,293)	—	(10,758)	—
Death benefits	—	(18,087)	—	—	—
Increase (decrease) from transactions	1,901,425	(1,168,345)	20,374	(26,612)	543
Net assets at beginning of year	5,146,295	14,291,500	22,154	874,816	10,295
Net assets at end of year	$8,511,811	$16,440,960	$44,269	$882,963	$10,416

Accumulation unit activity
Units outstanding at beginning of year	2,812,179	3,050,599	19,759	820,495	10,023
Units purchased	1,320,666	682,880	21,942	19,278	1,227
Units redeemed	(402,783)	(747,388)	(4,009)	(44,477)	(671)
Units outstanding at end of year	3,730,062	2,986,091	37,692	795,296	10,579

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

54	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 1
Operations
Investment income (loss) — net	$315	$11,035	$8,070	$161,947	$—
Net realized gain (loss) on sales of investments	(3,082)	275	178	53,583	19,769
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,058	(10,615)	(1,957)	(101,780)	71,356
Net increase (decrease) in net assets resulting from operations	291	695	6,291	113,750	91,125

Contract transactions
Contract purchase payments	259	93,780	11,841	203,299	198,520
Net transfers(1)	(8,490)	228,553	89	22,325	41,253
Transfers for policy loans	—	—	505	(24,403)	—
Policy charges	(32)	(20,761)	(3,700)	(221,302)	(75,068)
Contract terminations:
Surrender benefits	—	—	(1,338)	(157,597)	(15,754)
Death benefits	—	—	—	(271)	—
Increase (decrease) from transactions	(8,263)	301,572	7,397	(177,949)	148,951
Net assets at beginning of year	8,689	225,445	182,815	4,687,997	659,264
Net assets at end of year	$717	$527,712	$196,503	$4,623,798	$899,340

Accumulation unit activity
Units outstanding at beginning of year	7,386	169,745	103,471	3,265,282	419,471
Units purchased	226	229,271	6,982	187,475	139,645
Units redeemed	(6,974)	(14,929)	(2,724)	(308,975)	(52,117)
Units outstanding at end of year	638	384,087	107,729	3,143,782	506,999

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	55

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3
Operations
Investment income (loss) — net	$—	$(4,354)	$—	$—	$(5,307)
Net realized gain (loss) on sales of investments	3,394	90,091	757	2,014	119,635
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	17,095	12,708	91,823	20,567	105,117
Net increase (decrease) in net assets resulting from operations	20,489	98,445	92,580	22,581	219,445

Contract transactions
Contract purchase payments	11,524	10,985	79,750	9,069	23,345
Net transfers(1)	35,259	15,132	51,322	(2,870)	(28,741)
Transfers for policy loans	(3,148)	(234,935)	—	—	578
Policy charges	(5,462)	(20,639)	(12,277)	(1,887)	(22,046)
Contract terminations:
Surrender benefits	—	(6,078)	(898)	—	(22,782)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	38,173	(235,535)	117,897	4,312	(49,646)
Net assets at beginning of year	145,583	911,236	313,355	95,372	1,030,424
Net assets at end of year	$204,245	$774,146	$523,832	$122,265	$1,200,223

Accumulation unit activity
Units outstanding at beginning of year	44,483	263,954	196,990	29,996	255,977
Units purchased	13,398	11,125	76,803	2,680	70,838
Units redeemed	(2,447)	(88,709)	(7,534)	(1,506)	(31,074)
Units outstanding at end of year	55,434	186,370	266,259	31,170	295,741

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

56	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Mid Cap Val, Cl 1	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$—	$—	$(4,098)	$—	$—
Net realized gain (loss) on sales of investments	913	3,197	71,233	952	3,179
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	43,209	16,567	41,113	16,386	18,025
Net increase (decrease) in net assets resulting from operations	44,122	19,764	108,248	17,338	21,204

Contract transactions
Contract purchase payments	90,305	8,861	28,021	45,823	8,982
Net transfers(1)	65,911	(4,147)	(748)	14,938	(5,693)
Transfers for policy loans	—	505	(11,693)	—	—
Policy charges	(25,303)	(4,327)	(22,502)	(11,014)	(5,157)
Contract terminations:
Surrender benefits	(154)	—	(18,300)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	130,759	892	(25,222)	49,747	(1,868)
Net assets at beginning of year	290,223	157,860	905,717	99,284	150,492
Net assets at end of year	$465,104	$178,516	$988,743	$166,369	$169,828

Accumulation unit activity
Units outstanding at beginning of year	181,820	50,894	249,515	71,214	53,970
Units purchased	91,714	2,836	63,466	40,898	3,112
Units redeemed	(14,623)	(2,466)	(27,236)	(7,375)	(3,498)
Units outstanding at end of year	258,911	51,264	285,745	104,737	53,584

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	57

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2
Operations
Investment income (loss) — net	$(6,275)	$—	$—	$7,685	$10,001
Net realized gain (loss) on sales of investments	57,800	3,273	2	(196)	(3,084)
Distributions from capital gains	—	18,473	4,944	—	—
Net change in unrealized appreciation (depreciation) of investments	91,973	42,680	12,446	215	2,555
Net increase (decrease) in net assets resulting from operations	143,498	64,426	17,392	7,704	9,472

Contract transactions
Contract purchase payments	33,861	99,691	2,282	48,234	46,461
Net transfers(1)	(7,498)	46,512	42,242	17,068	124,234
Transfers for policy loans	(4,479)	—	20	—	1,011
Policy charges	(36,225)	(27,045)	(42)	(14,039)	(76,730)
Contract terminations:
Surrender benefits	(30,085)	—	—	(210)	(191)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(44,426)	119,158	44,502	51,053	94,785
Net assets at beginning of year	1,118,237	184,277	40,654	145,094	179,736
Net assets at end of year	$1,217,309	$367,861	$102,548	$203,851	$283,993

Accumulation unit activity
Units outstanding at beginning of year	269,612	147,096	32,586	128,023	131,824
Units purchased	37,058	103,542	32,379	56,054	122,536
Units redeemed	(31,220)	(19,265)	(29)	(12,283)	(55,053)
Units outstanding at end of year	275,450	231,373	64,936	171,794	199,307

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

58	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1
Operations
Investment income (loss) — net	$739	$589	$31,833	$10,293	$1,190
Net realized gain (loss) on sales of investments	(88)	(61)	(25,403)	(27,031)	(435)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(169)	(268)	4,028	33,451	(340)
Net increase (decrease) in net assets resulting from operations	482	260	10,458	16,713	415

Contract transactions
Contract purchase payments	5,189	316	62,551	14,684	2,654
Net transfers(1)	861	587	37,098	(36,986)	(2,631)
Transfers for policy loans	—	(13)	(9,800)	(8,114)	—
Policy charges	(1,955)	(982)	(61,789)	(7,563)	(1,806)
Contract terminations:
Surrender benefits	—	—	(40,495)	(20,786)	—
Death benefits	—	—	—	(575)	—
Increase (decrease) from transactions	4,095	(92)	(12,435)	(59,340)	(1,783)
Net assets at beginning of year	17,377	18,754	1,185,996	406,360	31,124
Net assets at end of year	$21,954	$18,922	$1,184,019	$363,733	$29,756

Accumulation unit activity
Units outstanding at beginning of year	17,401	16,737	982,038	485,059	29,736
Units purchased	6,189	813	96,420	28,124	2,462
Units redeemed	(1,945)	(885)	(103,588)	(97,867)	(4,265)
Units outstanding at end of year	21,645	16,665	974,870	415,316	27,933

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	59

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1
Operations
Investment income (loss) — net	$798	$780	$335	$7,221	$1,850
Net realized gain (loss) on sales of investments	(188)	(918)	(239)	(30,834)	(115)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(431)	(420)	(292)	15,102	5,289
Net increase (decrease) in net assets resulting from operations	179	(558)	(196)	(8,511)	7,024

Contract transactions
Contract purchase payments	2,470	12,777	3,568	27,414	12,311
Net transfers(1)	4,199	(2,464)	(630)	(23,848)	133
Transfers for policy loans	(363)	3,130	(1)	(3,690)	—
Policy charges	(567)	(2,687)	(962)	(27,635)	(2,583)
Contract terminations:
Surrender benefits	—	—	(140)	(757)	—
Death benefits	—	—	—	(146)	—
Increase (decrease) from transactions	5,739	10,756	1,835	(28,662)	9,861
Net assets at beginning of year	18,473	37,778	17,057	554,871	63,938
Net assets at end of year	$24,391	$47,976	$18,696	$517,698	$80,823

Accumulation unit activity
Units outstanding at beginning of year	15,912	36,316	14,408	400,168	49,470
Units purchased	5,537	15,203	3,043	41,326	9,108
Units redeemed	(755)	(4,972)	(1,467)	(56,395)	(1,903)
Units outstanding at end of year	20,694	46,547	15,984	385,099	56,675

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

60	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 1	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2
Operations
Investment income (loss) — net	$5,403	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	(4,008)	5,213	3,256	375	4,528
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	22,785	15,151	26,351	26,411	13,300
Net increase (decrease) in net assets resulting from operations	24,180	20,364	29,607	26,786	17,828

Contract transactions
Contract purchase payments	14,602	129,138	13,520	26,018	7,303
Net transfers(1)	(37,467)	203,563	1,425	1,623	25,316
Transfers for policy loans	(354)	—	(6,464)	—	—
Policy charges	(5,674)	(27,292)	(4,779)	(8,249)	(4,260)
Contract terminations:
Surrender benefits	(1,016)	—	—	—	(7,459)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(29,909)	305,409	3,702	19,392	20,900
Net assets at beginning of year	213,304	207,794	252,418	118,899	77,895
Net assets at end of year	$207,575	$533,567	$285,727	$165,077	$116,623

Accumulation unit activity
Units outstanding at beginning of year	115,096	135,989	85,181	64,457	17,815
Units purchased	7,713	192,831	4,731	13,209	6,568
Units redeemed	(20,858)	(16,236)	(3,387)	(3,963)	(2,361)
Units outstanding at end of year	101,951	312,584	86,525	73,703	22,022

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	61

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1
Operations
Investment income (loss) — net	$—	$—	$3,325	$1,654	$—
Net realized gain (loss) on sales of investments	4,550	1,472	(1,090)	(32)	11,346
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	18,933	14,077	(1,915)	(1,400)	50,998
Net increase (decrease) in net assets resulting from operations	23,483	15,549	320	222	62,344

Contract transactions
Contract purchase payments	45,997	7,446	7,526	941	154,735
Net transfers(1)	7,965	(2,635)	(6,234)	749	25,064
Transfers for policy loans	(17,013)	(451)	—	—	3,756
Policy charges	(18,532)	(1,262)	(5,343)	(653)	(31,517)
Contract terminations:
Surrender benefits	—	—	—	—	(10,588)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	18,417	3,098	(4,051)	1,037	141,450
Net assets at beginning of year	187,324	131,380	87,087	41,165	554,052
Net assets at end of year	$229,224	$150,027	$83,356	$42,424	$757,846

Accumulation unit activity
Units outstanding at beginning of year	122,303	52,147	82,841	36,369	321,941
Units purchased	32,222	2,698	7,077	1,500	101,233
Units redeemed	(20,830)	(1,523)	(11,219)	(577)	(22,541)
Units outstanding at end of year	133,695	53,322	78,699	37,292	400,633

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

62	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 1	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 1
Operations
Investment income (loss) — net	$—	$(6,112)	$—	$—	$—
Net realized gain (loss) on sales of investments	39,131	115,313	1,295	436	972
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	15,979	(2,508)	14,743	12,620	44,557
Net increase (decrease) in net assets resulting from operations	55,110	106,693	16,038	13,056	45,529

Contract transactions
Contract purchase payments	41,085	18,373	29,423	3,294	26,691
Net transfers(1)	(63,884)	(53,727)	4,664	5,000	(2,688)
Transfers for policy loans	(6,531)	(129,138)	(6,025)	505	—
Policy charges	(11,310)	(16,533)	(5,284)	(477)	(5,063)
Contract terminations:
Surrender benefits	(254)	(60,544)	—	(1,175)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(40,894)	(241,569)	22,778	7,147	18,940
Net assets at beginning of year	534,583	1,247,572	82,165	69,959	151,030
Net assets at end of year	$548,799	$1,112,696	$120,981	$90,162	$215,499

Accumulation unit activity
Units outstanding at beginning of year	144,447	270,524	49,013	21,688	104,109
Units purchased	10,339	18,820	18,773	2,592	17,299
Units redeemed	(19,518)	(67,800)	(6,362)	(430)	(4,902)
Units outstanding at end of year	135,268	221,544	61,424	23,850	116,506

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	63

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CTIVP Westfield Sel Lg Cp Gr, Cl 2	CVT EAFE Intl Index, Cl F	CVT EAFE Intl Index, Cl I	CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index, Cl I
Operations
Investment income (loss) — net	$—	$520	$4,621	$211	$1,064
Net realized gain (loss) on sales of investments	319	104	355	144	1,879
Distributions from capital gains	—	—	—	4,147	20,909
Net change in unrealized appreciation (depreciation) of investments	15,219	(8)	(4,248)	6,548	29,033
Net increase (decrease) in net assets resulting from operations	15,538	616	728	11,050	52,885

Contract transactions
Contract purchase payments	5,060	480	37,375	1,742	101,559
Net transfers(1)	(21,189)	17,278	37,264	35,617	134,140
Transfers for policy loans	525	—	—	20	—
Policy charges	(3,008)	(1,666)	(8,260)	(1,583)	(36,803)
Contract terminations:
Surrender benefits	—	(413)	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(18,612)	15,679	66,379	35,796	198,896
Net assets at beginning of year	70,545	1,966	102,156	19,111	109,164
Net assets at end of year	$67,471	$18,261	$169,263	$65,957	$360,945

Accumulation unit activity
Units outstanding at beginning of year	21,029	1,364	88,401	14,544	82,737
Units purchased	1,594	15,405	60,341	26,723	160,057
Units redeemed	(6,805)	(1,368)	(6,735)	(1,073)	(24,301)
Units outstanding at end of year	15,818	15,401	142,007	40,194	218,493

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

64	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russ 2000 Sm Cap Ind, Cl I	DWS Alt Asset Alloc VIP, Cl A	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Operations
Investment income (loss) — net	$206	$1,037	$1,604	$8,662	$104,330
Net realized gain (loss) on sales of investments	98	518	10	(214)	(15,756)
Distributions from capital gains	333	1,677	25	157	—
Net change in unrealized appreciation (depreciation) of investments	1,259	4,287	508	4,703	9,105
Net increase (decrease) in net assets resulting from operations	1,896	7,519	2,147	13,308	97,679

Contract transactions
Contract purchase payments	557	16,420	41,252	21,230	20,984
Net transfers(1)	15,667	50,013	68,447	21,294	(23,275)
Transfers for policy loans	—	—	—	503	(9,573)
Policy charges	(1,391)	(9,157)	(3,860)	(8,610)	(32,797)
Contract terminations:
Surrender benefits	(379)	—	—	(8)	(22,452)
Death benefits	—	—	—	—	(1,048)
Increase (decrease) from transactions	14,454	57,276	105,839	34,409	(68,161)
Net assets at beginning of year	371	21,811	27,043	260,554	1,426,202
Net assets at end of year	$16,721	$86,606	$135,029	$308,271	$1,455,720

Accumulation unit activity
Units outstanding at beginning of year	—	19,609	21,555	202,119	883,468
Units purchased	14,771	58,102	83,262	32,851	200,883
Units redeemed	(1,183)	(7,711)	(2,932)	(6,530)	(195,429)
Units outstanding at end of year	13,588	70,000	101,885	228,440	888,922

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	65

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	EV VT Floating-Rate Inc, Inst Cl(2),(3)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Emer Mkts, Init Cl(2)	Fid VIP Energy, Init Cl(2)
Operations
Investment income (loss) — net	$339	$3,218	$(32,242)	$42	$23
Net realized gain (loss) on sales of investments	—	6,988	489,100	2	(1)
Distributions from capital gains	—	219,457	944,950	—	—
Net change in unrealized appreciation (depreciation) of investments	(6)	101,784	546,087	(4)	(86)
Net increase (decrease) in net assets resulting from operations	333	331,447	1,947,895	40	(64)

Contract transactions
Contract purchase payments	2,263	312,426	184,532	258	319
Net transfers(1)	3,719	772,742	780,897	3,084	1,014
Transfers for policy loans	—	(14,058)	(294,877)	—	—
Policy charges	(189)	(91,008)	(141,801)	(84)	(38)
Contract terminations:
Surrender benefits	—	(1,829)	(492,548)	—	—
Death benefits	—	—	(1,256)	—	—
Increase (decrease) from transactions	5,793	978,273	34,947	3,258	1,295
Net assets at beginning of year	—	702,527	5,896,977	—	—
Net assets at end of year	$6,126	$2,012,247	$7,879,819	$3,298	$1,231

Accumulation unit activity
Units outstanding at beginning of year	—	366,743	1,339,507	—	—
Units purchased	3,854	463,354	254,108	2,905	1,096
Units redeemed	(181)	(44,944)	(208,951)	(72)	(35)
Units outstanding at end of year	3,673	785,153	1,384,664	2,833	1,061

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.

(3)	See Note 9 in the Notes to Financial Statements.

See accompanying notes to financial statements.

66	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Gro Opp, Init Cl(2)	Fid VIP Invest Gr, Init Cl(2)	Fid VIP Mid Cap, Init Cl
Operations
Investment income (loss) — net	$37,350	$20,774	$—	$872	$4,385
Net realized gain (loss) on sales of investments	167,846	252,128	3,799	19	2,100
Distributions from capital gains	337,343	162,243	—	—	96,920
Net change in unrealized appreciation (depreciation) of investments	409,102	27,412	1,676	(1,429)	(21,331)
Net increase (decrease) in net assets resulting from operations	951,641	462,557	5,475	(538)	82,074

Contract transactions
Contract purchase payments	122,213	48,276	261,215	7,926	164,275
Net transfers(1)	(37,536)	(13,320)	(167,486)	30,538	241,253
Transfers for policy loans	8,906	(120,127)	—	—	(13,360)
Policy charges	(185,753)	(54,998)	(219)	(1,105)	(37,696)
Contract terminations:
Surrender benefits	(198,224)	(135,566)	(270)	(78)	(667)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(290,394)	(275,735)	93,240	37,281	353,805
Net assets at beginning of year	4,579,195	2,266,201	—	—	433,660
Net assets at end of year	$5,240,442	$2,453,023	$98,715	$36,743	$869,539

Accumulation unit activity
Units outstanding at beginning of year	906,130	865,574	—	—	278,924
Units purchased	29,372	276,643	191,231	37,100	226,332
Units redeemed	(80,083)	(289,242)	(119,931)	(1,066)	(29,248)
Units outstanding at end of year	855,419	852,975	71,300	36,034	476,008

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	67

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl
Operations
Investment income (loss) — net	$(13,362)	$(1,501)	$14,774	$13,159	$21,543
Net realized gain (loss) on sales of investments	86,638	165,999	38,372	67,897	1,810
Distributions from capital gains	791,081	769,222	74,911	59,398	—
Net change in unrealized appreciation (depreciation) of investments	52,815	(37,276)	(67,200)	(83,149)	3,977
Net increase (decrease) in net assets resulting from operations	917,172	896,444	60,857	57,305	27,330

Contract transactions
Contract purchase payments	107,555	133,871	43,319	37,831	188,407
Net transfers(1)	(22,706)	(105,695)	125,134	20,719	66,504
Transfers for policy loans	(32,651)	(181,138)	3,406	(36,555)	5,635
Policy charges	(198,315)	(113,384)	(41,662)	(20,059)	(35,682)
Contract terminations:
Surrender benefits	(236,687)	(399,158)	(72,590)	(46,135)	(9,611)
Death benefits	(4,297)	(382)	—	—	—
Increase (decrease) from transactions	(387,101)	(665,886)	57,607	(44,199)	215,253
Net assets at beginning of year	5,692,586	5,571,907	1,470,954	1,224,179	359,237
Net assets at end of year	$6,222,657	$5,802,465	$1,589,418	$1,237,285	$601,820

Accumulation unit activity
Units outstanding at beginning of year	974,274	2,433,962	570,392	708,317	311,685
Units purchased	19,921	486,546	70,226	143,610	218,311
Units redeemed	(78,532)	(697,432)	(45,108)	(158,757)	(37,755)
Units outstanding at end of year	915,663	2,223,076	595,510	693,170	492,241

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

68	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1
Operations
Investment income (loss) — net	$820	$26,201	$2,834	$22,852	$652
Net realized gain (loss) on sales of investments	(3)	(64,081)	45	(1,505)	136
Distributions from capital gains	—	—	221	2,086	602
Net change in unrealized appreciation (depreciation) of investments	653	30,390	790	8,883	1,418
Net increase (decrease) in net assets resulting from operations	1,470	(7,490)	3,890	32,316	2,808

Contract transactions
Contract purchase payments	2,514	76,267	17,495	11,441	5,012
Net transfers(1)	(4,234)	(101,046)	(700)	34,511	—
Transfers for policy loans	901	(67,079)	—	(21,883)	—
Policy charges	(786)	(62,458)	(5,945)	(13,734)	(2,646)
Contract terminations:
Surrender benefits	—	(74,891)	—	(10,211)	—
Death benefits	—	(119)	—	—	—
Increase (decrease) from transactions	(1,605)	(229,326)	10,850	124	2,366
Net assets at beginning of year	23,424	2,039,199	46,630	446,052	25,391
Net assets at end of year	$23,289	$1,802,383	$61,370	$478,492	$30,565

Accumulation unit activity
Units outstanding at beginning of year	17,046	890,097	35,508	310,215	19,019
Units purchased	2,411	121,044	12,633	52,149	3,356
Units redeemed	(3,436)	(175,157)	(4,652)	(49,068)	(1,841)
Units outstanding at end of year	16,021	835,984	43,489	313,296	20,534

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	69

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Operations
Investment income (loss) — net	$27,307	$2,580	$13,078	$30,199	$798
Net realized gain (loss) on sales of investments	(11,995)	2,129	(47,162)	66,331	(13)
Distributions from capital gains	36,884	5,088	67,059	361,558	—
Net change in unrealized appreciation (depreciation) of investments	132,091	17,475	273,830	243,637	162
Net increase (decrease) in net assets resulting from operations	184,287	27,272	306,805	701,725	947

Contract transactions
Contract purchase payments	62,967	60,567	59,145	144,034	1,228
Net transfers(1)	(7,053)	(29,652)	(45,380)	(66,096)	—
Transfers for policy loans	(19,436)	—	(51,029)	(26,649)	(5)
Policy charges	(36,752)	(17,978)	(62,210)	(145,232)	(281)
Contract terminations:
Surrender benefits	(124,556)	(5,127)	(90,294)	(370,031)	—
Death benefits	—	—	(341)	—	—
Increase (decrease) from transactions	(124,830)	7,810	(190,109)	(463,974)	942
Net assets at beginning of year	1,692,719	212,299	2,855,602	6,092,781	35,698
Net assets at end of year	$1,752,176	$247,381	$2,972,298	$6,330,532	$37,587

Accumulation unit activity
Units outstanding at beginning of year	592,966	143,186	678,772	1,274,946	33,722
Units purchased	68,977	38,565	127,469	298,099	1,443
Units redeemed	(84,979)	(32,796)	(98,632)	(218,555)	(574)
Units outstanding at end of year	576,964	148,955	707,609	1,354,490	34,591

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

70	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser I
Operations
Investment income (loss) — net	$343	$3,632	$(4,744)	$(4,721)	$2,153
Net realized gain (loss) on sales of investments	39,135	151,196	16,536	40,403	(73)
Distributions from capital gains	34,251	415,257	—	—	—
Net change in unrealized appreciation (depreciation) of investments	33,190	180,637	193,929	290,774	(969)
Net increase (decrease) in net assets resulting from operations	106,919	750,722	205,721	326,456	1,111

Contract transactions
Contract purchase payments	11,270	60,049	10,866	13,206	8,455
Net transfers(1)	(2,738)	(120,983)	(3,733)	22,465	753
Transfers for policy loans	252	(90,983)	(34,916)	(55,771)	—
Policy charges	(15,092)	(60,682)	(23,918)	(16,244)	(3,607)
Contract terminations:
Surrender benefits	(206,332)	(310,584)	(9,539)	(110,237)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(212,640)	(523,183)	(61,240)	(146,581)	5,601
Net assets at beginning of year	551,818	2,923,675	628,746	994,889	29,236
Net assets at end of year	$446,097	$3,151,214	$773,227	$1,174,764	$35,948

Accumulation unit activity
Units outstanding at beginning of year	110,189	629,528	164,227	319,425	24,567
Units purchased	2,460	24,474	2,535	57,571	7,403
Units redeemed	(39,624)	(116,627)	(15,864)	(91,203)	(2,890)
Units outstanding at end of year	73,025	537,375	150,898	285,793	29,080

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	71

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$15,601	$5,053	$(18,194)	$(5,176)	$15,044
Net realized gain (loss) on sales of investments	(1,531)	18,895	167,301	(6,143)	17,825
Distributions from capital gains	—	37,704	955,708	—	44,278
Net change in unrealized appreciation (depreciation) of investments	(6,352)	(2,815)	1,360,024	206,987	64,472
Net increase (decrease) in net assets resulting from operations	7,718	58,837	2,464,839	195,668	141,619

Contract transactions
Contract purchase payments	9,544	9,858	278,512	34,780	24,636
Net transfers(1)	10,516	141,689	(186,801)	(55,386)	(91,558)
Transfers for policy loans	840	(4,515)	2,344	(3,244)	(74,698)
Policy charges	(2,146)	(6,620)	(408,900)	(20,326)	(20,976)
Contract terminations:
Surrender benefits	—	(56,855)	(513,397)	(56,535)	(39,163)
Death benefits	—	—	(4,993)	—	—
Increase (decrease) from transactions	18,754	83,557	(833,235)	(100,711)	(201,759)
Net assets at beginning of year	253,106	390,796	10,346,008	881,494	1,167,398
Net assets at end of year	$279,578	$533,190	$11,977,612	$976,451	$1,107,258

Accumulation unit activity
Units outstanding at beginning of year	188,524	112,553	2,031,002	637,417	449,499
Units purchased	17,465	43,186	48,540	34,773	8,436
Units redeemed	(4,500)	(19,468)	(190,151)	(100,617)	(81,835)
Units outstanding at end of year	201,489	136,271	1,889,391	571,573	376,100

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

72	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$11,280	$—	$(6,966)	$1,369	$33,641
Net realized gain (loss) on sales of investments	7,703	12,167	17,309	80	(40,002)
Distributions from capital gains	5,993	32,025	108,318	—	—
Net change in unrealized appreciation (depreciation) of investments	(24,320)	37,285	151,838	(133)	39,191
Net increase (decrease) in net assets resulting from operations	656	81,477	270,499	1,316	32,830

Contract transactions
Contract purchase payments	26,756	133,415	80,780	16,283	52,842
Net transfers(1)	15,395	(84,356)	(294,891)	576	34,009
Transfers for policy loans	(3,463)	(3,422)	(41,348)	—	(215,077)
Policy charges	(20,308)	(36,515)	(35,287)	(4,447)	(46,305)
Contract terminations:
Surrender benefits	(60,723)	(16,213)	(80,528)	—	(41,914)
Death benefits	(2,069)	—	—	—	(200)
Increase (decrease) from transactions	(44,412)	(7,091)	(371,274)	12,412	(216,645)
Net assets at beginning of year	1,110,101	499,172	1,823,314	30,814	1,624,807
Net assets at end of year	$1,066,345	$573,558	$1,722,539	$44,542	$1,440,992

Accumulation unit activity
Units outstanding at beginning of year	477,206	319,139	512,963	30,185	1,128,210
Units purchased	42,516	75,818	23,998	16,418	99,489
Units redeemed	(55,790)	(79,020)	(127,827)	(4,306)	(278,744)
Units outstanding at end of year	463,932	315,937	409,134	42,297	948,955

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	73

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Inst
Operations
Investment income (loss) — net	$—	$(6,267)	$(6,899)	$—	$18,639
Net realized gain (loss) on sales of investments	1,061	27,657	19,474	37	2,463
Distributions from capital gains	14,625	71,274	67,844	393	—
Net change in unrealized appreciation (depreciation) of investments	21,110	118,934	358,957	1,778	98,222
Net increase (decrease) in net assets resulting from operations	36,796	211,598	439,376	2,208	119,324

Contract transactions
Contract purchase payments	82,029	60,125	57,312	—	135,096
Net transfers(1)	110,799	54,294	87,379	226	19,003
Transfers for policy loans	(7,837)	(89,183)	(17,277)	—	—
Policy charges	(17,790)	(29,711)	(41,392)	(31)	(39,181)
Contract terminations:
Surrender benefits	(1,924)	(11,083)	(30,838)	(159)	(215)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	165,277	(15,558)	55,184	36	114,703
Net assets at beginning of year	252,875	1,802,594	1,252,269	6,355	737,372
Net assets at end of year	$454,948	$1,998,634	$1,746,829	$8,599	$971,399

Accumulation unit activity
Units outstanding at beginning of year	160,827	497,496	303,612	5,245	498,152
Units purchased	112,115	56,366	119,088	200	94,741
Units redeemed	(16,169)	(45,510)	(43,101)	(21)	(24,348)
Units outstanding at end of year	256,773	508,352	379,599	5,424	568,545

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

74	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv
Operations
Investment income (loss) — net	$1,034	$840	$12,343	$1,705	$(13,938)
Net realized gain (loss) on sales of investments	5,641	4,022	(31)	(12)	203,872
Distributions from capital gains	—	38,221	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,004	73,704	(11,477)	(1,423)	501,839
Net increase (decrease) in net assets resulting from operations	9,679	116,787	835	270	691,773

Contract transactions
Contract purchase payments	1,336	11,441	102,904	6,765	41,609
Net transfers(1)	(23,618)	(3,014)	219,812	14,180	7,824
Transfers for policy loans	(3)	(860)	—	—	(111,225)
Policy charges	(307)	(13,184)	(16,449)	(426)	(49,046)
Contract terminations:
Surrender benefits	(342)	(3,688)	—	—	(228,273)
Death benefits	—	—	—	—	(5,001)
Increase (decrease) from transactions	(22,934)	(9,305)	306,267	20,519	(344,112)
Net assets at beginning of year	64,068	800,241	81,235	26,124	2,297,291
Net assets at end of year	$50,813	$907,723	$388,337	$46,913	$2,644,952

Accumulation unit activity
Units outstanding at beginning of year	41,082	117,904	75,329	22,004	311,522
Units purchased	794	1,684	292,912	17,235	81,835
Units redeemed	(13,574)	(3,555)	(15,052)	(357)	(102,698)
Units outstanding at end of year	28,302	116,033	353,189	38,882	290,659

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	75

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$13,544	$19	$(4,110)	$—	$(88)
Net realized gain (loss) on sales of investments	62,753	86	58,441	95	(184)
Distributions from capital gains	—	1,815	22,712	—	—
Net change in unrealized appreciation (depreciation) of investments	14,218	16,689	137,822	1,065	1,548
Net increase (decrease) in net assets resulting from operations	90,515	18,609	214,865	1,160	1,276

Contract transactions
Contract purchase payments	62,299	4,170	17,441	5,435	241
Net transfers(1)	1,133	—	66,166	1,105	(2,682)
Transfers for policy loans	(64,426)	—	(40,141)	—	373
Policy charges	(60,035)	(559)	(17,372)	(2,936)	(577)
Contract terminations:
Surrender benefits	(99,997)	—	(56,181)	—	—
Death benefits	(217)	—	—	—	—
Increase (decrease) from transactions	(161,243)	3,611	(30,087)	3,604	(2,645)
Net assets at beginning of year	1,822,478	51,257	618,403	11,605	17,069
Net assets at end of year	$1,751,750	$73,477	$803,181	$16,369	$15,700

Accumulation unit activity
Units outstanding at beginning of year	746,386	26,822	125,568	10,212	12,357
Units purchased	64,024	1,835	25,338	5,481	2,148
Units redeemed	(113,380)	(241)	(22,798)	(2,435)	(3,871)
Units outstanding at end of year	697,030	28,416	128,108	13,258	10,634

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

76	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Lord Abt Bond Debenture, Cl VC(2)	LVIP AC Intl, Serv Cl	LVIP AC Intl, Std Cl II	LVIP AC Mid Cap Val, Std Cl II(2)	LVIP AC Val, Serv Cl
Operations
Investment income (loss) — net	$1,176	$7,252	$6,106	$504	$56,762
Net realized gain (loss) on sales of investments	21	5,526	21,213	78	79,173
Distributions from capital gains	—	—	—	443	137,832
Net change in unrealized appreciation (depreciation) of investments	(1,114)	10,907	(11,369)	(416)	(69,836)
Net increase (decrease) in net assets resulting from operations	83	23,685	15,950	609	203,931

Contract transactions
Contract purchase payments	5,146	18,837	22,702	6,293	60,540
Net transfers(1)	16,818	(115,636)	(14,629)	19,640	(100,431)
Transfers for policy loans	—	1,672	3,485	—	(26,884)
Policy charges	(817)	(11,927)	(23,444)	(2,274)	(48,495)
Contract terminations:
Surrender benefits	(80)	(43,021)	(117,583)	(106)	(92,525)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	21,067	(150,075)	(129,469)	23,553	(207,795)
Net assets at beginning of year	—	786,190	701,441	—	2,352,619
Net assets at end of year	$21,150	$659,800	$587,922	$24,162	$2,348,755

Accumulation unit activity
Units outstanding at beginning of year	—	510,154	315,441	—	1,020,712
Units purchased	20,624	61,530	10,849	24,308	146,231
Units redeemed	(767)	(147,800)	(80,554)	(2,110)	(209,047)
Units outstanding at end of year	19,857	423,884	245,736	22,198	957,896

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	77

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	LVIP AC Val, Std Cl II	Mac VIP Asset Strategy, Serv Cl	Mac VIP Asset Strategy, Std Cl(2)	Mac VIP Intl Core Eq, Std Cl(3)	MFS Gbl Real Est, Init Cl(2)
Operations
Investment income (loss) — net	$87,139	$889	$3	$1	$2
Net realized gain (loss) on sales of investments	173,899	321	—	—	—
Distributions from capital gains	231,072	1,977	6	—	—
Net change in unrealized appreciation (depreciation) of investments	(142,558)	3,102	3	(1)	(2)
Net increase (decrease) in net assets resulting from operations	349,552	6,289	12	—	—

Contract transactions
Contract purchase payments	135,953	6,807	171	75	75
Net transfers(1)	(127,065)	(7,953)	12	—	—
Transfers for policy loans	6,006	—	—	—	—
Policy charges	(146,803)	(1,436)	(42)	—	—
Contract terminations:
Surrender benefits	(394,236)	(3,203)	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(526,145)	(5,785)	141	75	75
Net assets at beginning of year	4,042,517	54,893	—	—	—
Net assets at end of year	$3,865,924	$55,397	$153	$75	$75

Accumulation unit activity
Units outstanding at beginning of year	875,017	37,412	—	—	—
Units purchased	45,963	4,302	98	—	—
Units redeemed	(131,210)	(7,997)	(38)	—	—
Units outstanding at end of year	789,770	33,717	60	—	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.

(3)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

78	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MFS Intl Gro, Init Cl(2)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl
Operations
Investment income (loss) — net	$444	$(14,181)	$(9,986)	$1,951	$18,400
Net realized gain (loss) on sales of investments	122	61,526	(157,174)	(109)	8,367
Distributions from capital gains	144	311,360	—	2,407	32,375
Net change in unrealized appreciation (depreciation) of investments	(490)	125,357	280,363	4,809	53,270
Net increase (decrease) in net assets resulting from operations	220	484,062	113,203	9,058	112,412

Contract transactions
Contract purchase payments	16,477	52,133	44,390	17,522	47,584
Net transfers(1)	62,012	90,252	27,586	(2,226)	(17,455)
Transfers for policy loans	—	(29,450)	(96,712)	—	(4,801)
Policy charges	(4,202)	(69,835)	(46,834)	(5,480)	(38,337)
Contract terminations:
Surrender benefits	(83)	(199,648)	(58,416)	(1,228)	(17,090)
Death benefits	—	—	—	—	(3)
Increase (decrease) from transactions	74,204	(156,548)	(129,986)	8,588	(30,102)
Net assets at beginning of year	—	3,106,178	2,010,897	75,089	1,061,468
Net assets at end of year	$74,424	$3,433,692	$1,994,114	$92,735	$1,143,778

Accumulation unit activity
Units outstanding at beginning of year	—	1,137,870	461,521	54,889	325,018
Units purchased	71,046	86,854	125,306	11,843	75,423
Units redeemed	(3,746)	(123,232)	(112,055)	(6,023)	(47,976)
Units outstanding at end of year	67,300	1,101,492	474,772	60,709	352,465

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	79

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	MS VIF Dis, Cl I	MS VIF Dis, Cl II	NB AMT Sus Eq, Cl I	NB AMT Sus Eq, Cl S	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$—	$(4,139)	$103	$—	$34,947
Net realized gain (loss) on sales of investments	(22)	(166,749)	201	85	(12,108)
Distributions from capital gains	—	—	2,215	2,730	—
Net change in unrealized appreciation (depreciation) of investments	159,278	489,456	6,739	9,298	(4,189)
Net increase (decrease) in net assets resulting from operations	159,256	318,568	9,258	12,113	18,650

Contract transactions
Contract purchase payments	95,785	34,052	9,506	2,831	21,991
Net transfers(1)	(49,682)	65,283	—	—	(32,713)
Transfers for policy loans	(4,091)	1,374	—	—	(15,465)
Policy charges	(27,225)	(25,357)	(2,243)	(671)	(19,827)
Contract terminations:
Surrender benefits	(9,200)	(35,516)	—	—	(9,887)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	5,587	39,836	7,263	2,160	(55,901)
Net assets at beginning of year	362,442	791,586	32,618	46,275	616,253
Net assets at end of year	$527,285	$1,149,990	$49,139	$60,548	$579,002

Accumulation unit activity
Units outstanding at beginning of year	265,981	176,174	18,941	13,374	297,716
Units purchased	65,912	38,336	4,850	737	18,110
Units redeemed	(59,065)	(20,004)	(1,116)	(170)	(46,531)
Units outstanding at end of year	272,828	194,506	22,675	13,941	269,295

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

80	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl	Put VT Global Hlth Care, Cl IA
Operations
Investment income (loss) — net	$943	$198	$16,288	$5,604	$317
Net realized gain (loss) on sales of investments	(130)	(43)	(13,071)	(415)	848
Distributions from capital gains	—	—	—	—	1,954
Net change in unrealized appreciation (depreciation) of investments	(334)	429	5,237	(2,355)	(4,191)
Net increase (decrease) in net assets resulting from operations	479	584	8,454	2,834	(1,072)

Contract transactions
Contract purchase payments	6,507	—	5,143	41,679	22,844
Net transfers(1)	—	—	86,980	19,308	56
Transfers for policy loans	—	—	(392)	—	—
Policy charges	(3,612)	(302)	(8,178)	(12,274)	(3,888)
Contract terminations:
Surrender benefits	—	—	(8,524)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	2,895	(302)	75,029	48,713	19,012
Net assets at beginning of year	12,766	5,540	435,359	115,433	44,251
Net assets at end of year	$16,140	$5,822	$518,842	$166,980	$62,191

Accumulation unit activity
Units outstanding at beginning of year	9,940	3,619	397,569	110,352	39,456
Units purchased	4,888	—	83,075	56,652	18,388
Units redeemed	(2,738)	(185)	(15,943)	(11,551)	(3,318)
Units outstanding at end of year	12,090	3,434	464,701	155,453	54,526

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	81

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Intl Val, Cl IA(2)	Put VT Lg Cap Val, Cl IA(2)
Operations
Investment income (loss) — net	$(548)	$12,940	$2,756	$2	$44
Net realized gain (loss) on sales of investments	16,197	(2,491)	3,575	15	142
Distributions from capital gains	64,486	—	—	—	150
Net change in unrealized appreciation (depreciation) of investments	(64,941)	7,301	(2,765)	(3)	896
Net increase (decrease) in net assets resulting from operations	15,194	17,750	3,566	14	1,232

Contract transactions
Contract purchase payments	24,033	8,958	3,584	171	5,563
Net transfers(1)	(9,581)	1,425	16,904	2,908	39,222
Transfers for policy loans	(13,483)	86	(619)	—	—
Policy charges	(24,248)	(10,692)	(3,496)	(539)	(2,398)
Contract terminations:
Surrender benefits	(18,827)	(13,511)	(3,829)	—	(145)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(42,106)	(13,734)	12,544	2,540	42,242
Net assets at beginning of year	1,404,360	251,646	162,490	—	—
Net assets at end of year	$1,377,448	$255,662	$178,600	$2,554	$43,474

Accumulation unit activity
Units outstanding at beginning of year	324,414	85,154	73,494	—	—
Units purchased	42,041	3,531	28,473	2,806	38,371
Units redeemed	(28,426)	(7,763)	(19,603)	(491)	(1,991)
Units outstanding at end of year	338,029	80,922	82,364	2,315	36,380

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.

See accompanying notes to financial statements.

82	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 1	Temp Global Bond, Cl 2
Operations
Investment income (loss) — net	$(68,241)	$(404)	$(13,057)	$—	$(630)
Net realized gain (loss) on sales of investments	370,548	7,929	(9,324)	(17)	(8,009)
Distributions from capital gains	88,696	1,212	130,508	—	—
Net change in unrealized appreciation (depreciation) of investments	2,365,851	27,614	117,452	(3,236)	(13,708)
Net increase (decrease) in net assets resulting from operations	2,756,854	36,351	225,579	(3,253)	(22,347)

Contract transactions
Contract purchase payments	222,888	1,630	61,129	5,076	10,357
Net transfers(1)	(272,202)	16,252	(71,466)	—	(27,544)
Transfers for policy loans	(43,758)	(1,541)	(11,217)	—	515
Policy charges	(368,676)	(3,541)	(76,038)	(1,741)	(4,288)
Contract terminations:
Surrender benefits	(409,837)	(545)	(167,577)	—	(2,922)
Death benefits	—	—	(1,269)	—	—
Increase (decrease) from transactions	(871,585)	12,255	(266,438)	3,335	(23,882)
Net assets at beginning of year	12,550,221	150,338	1,977,007	27,102	203,323
Net assets at end of year	$14,435,490	$198,944	$1,936,148	$27,184	$157,094

Accumulation unit activity
Units outstanding at beginning of year	1,848,151	30,724	435,903	30,749	229,541
Units purchased	28,573	16,228	13,548	6,026	15,026
Units redeemed	(139,311)	(2,653)	(69,738)	(2,072)	(45,178)
Units outstanding at end of year	1,737,413	44,299	379,713	34,703	199,389

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	83

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$46,868	$3,787	$—	$(66,765)	$(122,982)
Net realized gain (loss) on sales of investments	91,334	1,639	7,243	1,119,008	2,083,812
Distributions from capital gains	191,412	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(386,092)	12,112	211,844	2,344,469	1,021,051
Net increase (decrease) in net assets resulting from operations	(56,478)	17,538	219,087	3,396,712	2,981,881

Contract transactions
Contract purchase payments	67,915	5,764	931,284	1,084,223	473,524
Net transfers(1)	(127,704)	28,110	1,369,074	621,104	142,624
Transfers for policy loans	(21,158)	(203)	—	(289,940)	(28,571)
Policy charges	(73,813)	(1,987)	(147,455)	(386,406)	(421,502)
Contract terminations:
Surrender benefits	(71,525)	(1,984)	(2,780)	(2,755,308)	(1,263,354)
Death benefits	(1,261)	—	—	—	—
Increase (decrease) from transactions	(227,546)	29,700	2,150,123	(1,726,327)	(1,097,279)
Net assets at beginning of year	2,465,879	145,126	1,669,346	26,120,255	23,650,778
Net assets at end of year	$2,181,855	$192,364	$4,038,556	$27,790,640	$25,535,380

Accumulation unit activity
Units outstanding at beginning of year	653,424	115,974	1,165,998	11,567,491	9,987,451
Units purchased	18,537	22,202	1,415,672	885,563	1,537,684
Units redeemed	(77,282)	(2,869)	(96,166)	(1,553,693)	(1,399,226)
Units outstanding at end of year	594,679	135,307	2,485,504	10,899,361	10,125,909

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

84	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Conserv, Cl 1	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2
Operations
Investment income (loss) — net	$—	$(2,794)	$(2,502)	$—	$(671)
Net realized gain (loss) on sales of investments	—	3,973	6,040	—	303
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1	20,371	10,512	102	4,334
Net increase (decrease) in net assets resulting from operations	1	21,550	14,050	102	3,966

Contract transactions
Contract purchase payments	—	48,686	24,235	3,064	1,696
Net transfers(1)	—	306,337	195,203	120	13,109
Transfers for policy loans	—	(2,123)	(5,062)	—	—
Policy charges	—	(40,932)	(41,342)	(509)	(3,300)
Contract terminations:
Surrender benefits	—	(16,579)	(3,936)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	—	295,389	169,098	2,675	11,505
Net assets at beginning of year	22	583,324	431,816	22	93,993
Net assets at end of year	$23	$900,263	$614,964	$2,799	$109,464

Accumulation unit activity
Units outstanding at beginning of year	—	429,668	304,660	—	81,871
Units purchased	—	268,844	162,956	2,858	12,634
Units redeemed	—	(54,928)	(34,765)	(449)	(2,748)
Units outstanding at end of year	—	643,584	432,851	2,409	91,757

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	85

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Man Vol Conserv Gro, Cl 1	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 1
Operations
Investment income (loss) — net	$—	$(872)	$—	$(7,361)	$—
Net realized gain (loss) on sales of investments	(47)	1,709	3,709	21,176	4,991
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	4,053	4,689	133,556	251,390	37,995
Net increase (decrease) in net assets resulting from operations	4,006	5,526	137,265	265,205	42,986

Contract transactions
Contract purchase payments	2,401	2,815	219,660	48,449	167,427
Net transfers(1)	—	230,971	747,794	228,800	708,764
Transfers for policy loans	—	(490)	—	15,810	—
Policy charges	(1,835)	(10,367)	(75,793)	(28,757)	(61,789)
Contract terminations:
Surrender benefits	—	(12,075)	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	566	210,854	891,661	264,302	814,402
Net assets at beginning of year	56,064	136,266	944,431	2,238,621	295,544
Net assets at end of year	$60,636	$352,646	$1,973,357	$2,768,128	$1,152,932

Accumulation unit activity
Units outstanding at beginning of year	48,598	110,210	741,206	1,544,321	242,899
Units purchased	1,977	166,828	693,288	182,215	668,270
Units redeemed	(1,520)	(17,272)	(54,855)	(18,286)	(47,523)
Units outstanding at end of year	49,055	259,766	1,379,639	1,708,250	863,646

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

86	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 1
Operations
Investment income (loss) — net	$(6,646)	$—	$(127,094)	$(171,723)	$—
Net realized gain (loss) on sales of investments	40,890	27,939	1,332,680	2,301,975	101,793
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	137,028	331,833	897,910	569,315	987,256
Net increase (decrease) in net assets resulting from operations	171,272	359,772	2,103,496	2,699,567	1,089,049

Contract transactions
Contract purchase payments	60,704	893,822	1,116,788	1,200,694	3,344,102
Net transfers(1)	13,312	533,357	(526,995)	(665,125)	845,516
Transfers for policy loans	(11,087)	(44,117)	(82,103)	(917,241)	(57,376)
Policy charges	(76,460)	(238,379)	(1,000,140)	(1,410,006)	(666,797)
Contract terminations:
Surrender benefits	(16,327)	(17,633)	(934,424)	(867,166)	(27,717)
Death benefits	—	—	(35,617)	—	—
Increase (decrease) from transactions	(29,858)	1,127,050	(1,462,491)	(2,658,844)	3,437,728
Net assets at beginning of year	1,861,237	3,786,147	26,124,048	33,732,420	8,376,897
Net assets at end of year	$2,002,651	$5,272,969	$26,765,053	$33,773,143	$12,903,674

Accumulation unit activity
Units outstanding at beginning of year	1,364,215	2,961,486	13,942,606	17,953,937	6,213,525
Units purchased	106,179	1,041,999	1,712,704	2,380,280	2,905,175
Units redeemed	(124,924)	(219,529)	(2,059,274)	(3,289,049)	(517,751)
Units outstanding at end of year	1,345,470	3,783,956	13,596,036	17,045,168	8,600,949

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	87

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(156,713)	$(277,118)	$—	$(10,535)	$(13,326)
Net realized gain (loss) on sales of investments	1,342,126	3,267,068	1,003	43,144	117,332
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,094,212	2,749,076	21,582	96,100	61,729
Net increase (decrease) in net assets resulting from operations	4,279,625	5,739,026	22,585	128,709	165,735

Contract transactions
Contract purchase payments	2,051,390	1,789,217	—	136,768	143,394
Net transfers(1)	(712,609)	(1,108,784)	1,886	(110,929)	(259,856)
Transfers for policy loans	(175,947)	(234,641)	—	(8,818)	(1,815)
Policy charges	(984,188)	(1,334,761)	(9,309)	(118,297)	(146,349)
Contract terminations:
Surrender benefits	(1,494,476)	(2,522,626)	—	(47,534)	(105,306)
Death benefits	(5,000)	(279,732)	—	—	(9,163)
Increase (decrease) from transactions	(1,320,830)	(3,691,327)	(7,423)	(148,810)	(379,095)
Net assets at beginning of year	40,433,107	55,836,994	338,632	2,193,073	2,850,754
Net assets at end of year	$43,391,902	$57,884,693	$353,794	$2,172,972	$2,637,394

Accumulation unit activity
Units outstanding at beginning of year	19,352,394	26,105,690	284,415	1,309,385	1,779,981
Units purchased	1,289,899	2,251,974	1,519	95,801	87,511
Units redeemed	(1,749,024)	(3,449,841)	(7,499)	(178,102)	(301,841)
Units outstanding at end of year	18,893,269	24,907,823	278,435	1,227,084	1,565,651

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

88	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Core Bond, Cl 1	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3
Operations
Investment income (loss) — net	$938	$432	$—	$—	$(2,469)
Net realized gain (loss) on sales of investments	(31)	(54)	23	38	30,124
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(360)	(114)	564	7,523	66,722
Net increase (decrease) in net assets resulting from operations	547	264	587	7,561	94,377

Contract transactions
Contract purchase payments	2,602	926	3,902	51	10,709
Net transfers(1)	1,719	(924)	41	1,125	(22,949)
Transfers for policy loans	—	(14)	—	—	(2,733)
Policy charges	(1,526)	(1,184)	(658)	(177)	(6,098)
Contract terminations:
Surrender benefits	—	—	(56)	—	(8,613)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	2,795	(1,196)	3,229	999	(29,684)
Net assets at beginning of year	24,343	13,393	1,590	31,536	423,476
Net assets at end of year	$27,685	$12,461	$5,406	$40,096	$488,169

Accumulation unit activity
Units outstanding at beginning of year	23,002	11,646	878	9,436	94,932
Units purchased	4,009	819	1,932	355	5,412
Units redeemed	(1,428)	(1,844)	(322)	(45)	(9,051)
Units outstanding at end of year	25,583	10,621	2,488	9,746	91,293

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	89

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Core Eq, Cl 1	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 1
Operations
Investment income (loss) — net	$1,047	$637	$1,086	$953	$1,223
Net realized gain (loss) on sales of investments	(20)	98	2,260	576	689
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(1,572)	2,478	(4,747)	(3,561)	(194)
Net increase (decrease) in net assets resulting from operations	(545)	3,213	(1,401)	(2,032)	1,718

Contract transactions
Contract purchase payments	64,320	2,028	17,332	15,715	16,797
Net transfers(1)	138,795	456	(13,805)	(16,589)	(4,204)
Transfers for policy loans	—	(27)	—	867	—
Policy charges	(10,187)	(1,768)	(6,203)	(6,509)	(3,228)
Contract terminations:
Surrender benefits	—	—	—	(1,826)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	192,928	689	(2,676)	(8,342)	9,365
Net assets at beginning of year	63,609	55,681	150,089	198,015	38,952
Net assets at end of year	$255,992	$59,583	$146,012	$187,641	$50,035

Accumulation unit activity
Units outstanding at beginning of year	48,983	34,402	114,769	118,610	33,316
Units purchased	144,585	1,518	12,721	9,542	13,553
Units redeemed	(7,350)	(1,054)	(14,513)	(14,149)	(5,965)
Units outstanding at end of year	186,218	34,866	112,977	114,003	40,904

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

90	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1	VP Ptnrs Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$1,805	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	457	1,188	106	544	119
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	751	9,153	6,460	279	341
Net increase (decrease) in net assets resulting from operations	3,013	10,341	6,566	823	460

Contract transactions
Contract purchase payments	3,187	11,452	2,747	1,526	616
Net transfers(1)	(2,285)	(12,983)	4,740	116	(463)
Transfers for policy loans	(437)	—	—	(5,739)	—
Policy charges	(1,713)	(1,840)	(455)	(353)	(254)
Contract terminations:
Surrender benefits	(1,541)	(198)	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(2,789)	(3,569)	7,032	(4,450)	(101)
Net assets at beginning of year	67,130	57,582	28,644	10,867	6,172
Net assets at end of year	$67,354	$64,354	$42,242	$7,240	$6,531

Accumulation unit activity
Units outstanding at beginning of year	44,933	49,036	13,521	8,536	2,803
Units purchased	2,020	8,846	3,474	1,212	271
Units redeemed	(3,730)	(11,846)	(197)	(4,481)	(319)
Units outstanding at end of year	43,223	46,036	16,798	5,267	2,755

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	91

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1	Wanger Acorn
Operations
Investment income (loss) — net	$(3,064)	$—	$—	$—	$(29,906)
Net realized gain (loss) on sales of investments	69,568	17	1,006	121	(433,510)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(19,103)	585	26,855	(47)	1,197,735
Net increase (decrease) in net assets resulting from operations	47,401	602	27,861	74	734,319

Contract transactions
Contract purchase payments	21,243	1,933	80,104	4,464	138,632
Net transfers(1)	(4,596)	—	3,458	104,342	(127,559)
Transfers for policy loans	(27,086)	—	—	—	(75,186)
Policy charges	(16,038)	(226)	(17,894)	(1,441)	(140,764)
Contract terminations:
Surrender benefits	(32,861)	(24)	—	—	(306,524)
Death benefits	—	—	—	—	(228)
Increase (decrease) from transactions	(59,338)	1,683	65,668	107,365	(511,629)
Net assets at beginning of year	659,426	5,846	139,815	10,130	5,633,902
Net assets at end of year	$647,489	$8,131	$233,344	$117,569	$5,856,592

Accumulation unit activity
Units outstanding at beginning of year	192,138	4,970	107,386	8,173	1,270,144
Units purchased	102,134	1,539	57,647	76,518	294,830
Units redeemed	(62,228)	(181)	(12,407)	(1,071)	(257,967)
Units outstanding at end of year	232,044	6,328	152,626	83,620	1,307,007

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

92	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2024 (continued)	Wanger Intl	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$36,519	$1,510	$468
Net realized gain (loss) on sales of investments	(166,793)	(57)	(334)
Distributions from capital gains	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(229,753)	(117)	386
Net increase (decrease) in net assets resulting from operations	(360,027)	1,336	520

Contract transactions
Contract purchase payments	154,014	6,645	813
Net transfers(1)	66,285	786	(1,966)
Transfers for policy loans	(138,373)	—	—
Policy charges	(115,213)	(1,526)	(746)
Contract terminations:
Surrender benefits	(160,889)	—	—
Death benefits	(1,839)	—	—
Increase (decrease) from transactions	(196,015)	5,905	(1,899)
Net assets at beginning of year	4,275,604	17,530	9,308
Net assets at end of year	$3,719,562	$24,771	$7,929

Accumulation unit activity
Units outstanding at beginning of year	1,573,372	15,685	7,000
Units purchased	258,891	6,346	595
Units redeemed	(267,859)	(1,329)	(2,006)
Units outstanding at end of year	1,564,404	20,702	5,589

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	93

Statement of Changes in Net Assets

Year ended December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Operations
Investment income (loss) — net	$2	$6,039	$—	$(8,313)	$22,027
Net realized gain (loss) on sales of investments	(1)	(1,468)	(707)	7,773	(20,935)
Distributions from capital gains	—	—	17,653	181,316	211,019
Net change in unrealized appreciation (depreciation) of investments	55	336,369	60,499	504,944	54,176
Net increase (decrease) in net assets resulting from operations	56	340,940	77,445	685,720	266,287

Contract transactions
Contract purchase payments	—	146,847	98,676	120,650	54,975
Net transfers(1)	(1)	35,194	22,711	350,671	(149,703)
Transfers for policy loans	—	(15,983)	—	(10,994)	(39,544)
Policy charges	—	(94,588)	(22,327)	(57,218)	(61,113)
Contract terminations:
Surrender benefits	—	(157,095)	—	(8,227)	(86,347)
Death benefits	—	—	—	(4,064)	—
Increase (decrease) from transactions	(1)	(85,625)	99,060	390,818	(281,732)
Net assets at beginning of year	427	2,447,319	172,948	1,722,770	2,530,737
Net assets at end of year	$482	$2,702,634	$349,453	$2,799,308	$2,515,292

Accumulation unit activity
Units outstanding at beginning of year	—	1,515,962	116,625	391,837	697,622
Units purchased	—	143,647	70,476	79,062	39,124
Units redeemed	—	(196,445)	(12,709)	(16,521)	(115,973)
Units outstanding at end of year	—	1,463,164	174,392	454,378	620,773

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

94	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1	Allspg VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$2,787	$—	$(5,014)	$—	$(3,950)
Net realized gain (loss) on sales of investments	(8,661)	(259)	(9,349)	(1,157)	(30,651)
Distributions from capital gains	15,863	1,269	108,986	—	—
Net change in unrealized appreciation (depreciation) of investments	66,871	2,659	201,628	11,188	82,993
Net increase (decrease) in net assets resulting from operations	76,860	3,669	296,251	10,031	48,392

Contract transactions
Contract purchase payments	15,234	5,998	39,643	80,876	69,022
Net transfers(1)	(21,695)	395	(92,532)	48,081	43,961
Transfers for policy loans	10,810	—	(17,170)	—	(10,614)
Policy charges	(16,344)	(1,325)	(30,972)	(16,441)	(34,386)
Contract terminations:
Surrender benefits	(23,479)	—	(20,602)	—	(16,530)
Death benefits	—	—	—	—	(84)
Increase (decrease) from transactions	(35,474)	5,068	(121,633)	112,516	51,369
Net assets at beginning of year	494,712	11,799	1,192,460	157,353	1,211,455
Net assets at end of year	$536,098	$20,536	$1,367,078	$279,900	$1,311,216

Accumulation unit activity
Units outstanding at beginning of year	260,262	8,443	286,753	132,071	366,772
Units purchased	20,725	3,986	13,281	106,645	56,226
Units redeemed	(34,724)	(842)	(33,914)	(13,590)	(25,576)
Units outstanding at end of year	246,263	11,587	266,120	225,126	397,422

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	95

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I
Operations
Investment income (loss) — net	$1,626	$11,828	$3,765	$10,085	$28,789
Net realized gain (loss) on sales of investments	27	23,288	(3,486)	(14,479)	(8,932)
Distributions from capital gains	511	5,324	—	—	9,938
Net change in unrealized appreciation (depreciation) of investments	2,293	26,009	18,992	57,522	367,010
Net increase (decrease) in net assets resulting from operations	4,457	66,449	19,271	53,128	396,805

Contract transactions
Contract purchase payments	21,247	19,393	60,956	21,477	129,031
Net transfers(1)	3,233	(10,251)	37,721	29,180	(7,930)
Transfers for policy loans	—	(28,708)	(2,831)	(2,311)	(33,464)
Policy charges	(1,923)	(6,964)	(14,985)	(9,768)	(100,439)
Contract terminations:
Surrender benefits	—	(29,784)	(29,876)	(342)	(782)
Death benefits	—	(82)	—	(89)	—
Increase (decrease) from transactions	22,557	(56,396)	50,985	38,147	(13,584)
Net assets at beginning of year	22,833	504,417	119,051	423,182	2,393,134
Net assets at end of year	$49,847	$514,470	$189,307	$514,457	$2,776,355

Accumulation unit activity
Units outstanding at beginning of year	18,361	517,259	99,078	317,943	916,704
Units purchased	18,187	46,293	77,988	91,170	52,340
Units redeemed	(1,463)	(99,869)	(37,431)	(62,090)	(57,990)
Units outstanding at end of year	35,085	463,683	139,635	347,023	911,054

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

96	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 1
Operations
Investment income (loss) — net	$—	$(123,137)	$14,935	$8,006	$—
Net realized gain (loss) on sales of investments	(103)	697,647	(5,588)	(187)	724
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	247,787	2,387,268	(13,443)	(10,538)	61,611
Net increase (decrease) in net assets resulting from operations	247,684	2,961,778	(4,096)	(2,719)	62,335

Contract transactions
Contract purchase payments	181,221	595,079	23,832	2,621	83,092
Net transfers(1)	127,702	92,689	5,207	—	21,118
Transfers for policy loans	—	28,639	(1,923)	866	—
Policy charges	(51,436)	(870,246)	(4,084)	(1,371)	(22,885)
Contract terminations:
Surrender benefits	—	(749,120)	(19,914)	—	—
Death benefits	—	(42,199)	—	—	—
Increase (decrease) from transactions	257,487	(945,158)	3,118	2,116	81,325
Net assets at beginning of year	1,056,000	15,098,464	60,421	36,322	154,841
Net assets at end of year	$1,561,171	$17,115,084	$59,443	$35,719	$298,501

Accumulation unit activity
Units outstanding at beginning of year	820,160	5,946,390	38,431	37,554	105,207
Units purchased	214,879	265,850	19,232	3,694	61,620
Units redeemed	(36,219)	(631,067)	(17,087)	(1,480)	(13,416)
Units outstanding at end of year	998,820	5,581,173	40,576	39,768	153,411

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	97

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 1
Operations
Investment income (loss) — net	$—	$—	$—	$(219,617)	$—
Net realized gain (loss) on sales of investments	2,826	94	12,987	1,821,254	1,236
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	42,445	28,025	75,399	3,975,337	3,670
Net increase (decrease) in net assets resulting from operations	45,271	28,119	88,386	5,576,974	4,906

Contract transactions
Contract purchase payments	21,236	20,356	18,772	876,711	67,606
Net transfers(1)	(876)	24,713	13,170	(138,516)	20,761
Transfers for policy loans	14,186	—	(464)	(39,332)	(4,956)
Policy charges	(3,303)	(9,555)	(16,805)	(1,355,993)	(16,689)
Contract terminations:
Surrender benefits	(1,977)	—	(303)	(1,315,704)	(51,554)
Death benefits	—	—	—	(7,928)	—
Increase (decrease) from transactions	29,266	35,514	14,370	(1,980,762)	15,168
Net assets at beginning of year	126,915	101,131	361,814	25,011,204	111,222
Net assets at end of year	$201,452	$164,764	$464,570	$28,607,416	$131,296

Accumulation unit activity
Units outstanding at beginning of year	51,257	73,560	122,779	9,379,493	78,993
Units purchased	12,584	28,967	9,592	367,177	62,942
Units redeemed	(2,152)	(6,159)	(5,317)	(1,032,844)	(53,201)
Units outstanding at end of year	61,689	96,368	127,054	8,713,826	88,734

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

98	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 1
Operations
Investment income (loss) — net	$—	$(66,945)	$1,445	$842	$203
Net realized gain (loss) on sales of investments	2,737	564,582	(35)	(1,642)	(3,516)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	5,857	(2,724)	1,311	2,301	20,741
Net increase (decrease) in net assets resulting from operations	8,594	494,913	2,721	1,501	17,428

Contract transactions
Contract purchase payments	5,848	390,239	9,966	716	36,142
Net transfers(1)	75,159	25,538	(1,516)	(6,687)	204
Transfers for policy loans	(833)	(91,959)	—	—	—
Policy charges	(4,183)	(431,054)	(1,175)	(563)	(9,039)
Contract terminations:
Surrender benefits	(374)	(590,115)	—	—	(1,301)
Death benefits	—	(28,330)	—	—	—
Increase (decrease) from transactions	75,617	(725,681)	7,275	(6,534)	26,006
Net assets at beginning of year	152,192	12,374,975	21,364	20,285	168,016
Net assets at end of year	$236,403	$12,144,207	$31,360	$15,252	$211,450

Accumulation unit activity
Units outstanding at beginning of year	60,162	3,285,824	22,824	17,873	171,305
Units purchased	31,138	223,595	10,315	614	35,780
Units redeemed	(2,164)	(403,553)	(2,800)	(6,272)	(10,120)
Units outstanding at end of year	89,136	3,105,866	30,339	12,215	196,965

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	99

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 1
Operations
Investment income (loss) — net	$—	$(10,211)	$2,584	$32,530	$9,588
Net realized gain (loss) on sales of investments	(11,551)	(156,600)	(724)	(32,096)	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	40,132	323,906	5,814	107,697	—
Net increase (decrease) in net assets resulting from operations	28,581	157,095	7,674	108,131	9,588

Contract transactions
Contract purchase payments	30,634	106,822	5,346	59,837	168,884
Net transfers(1)	(335)	(79,584)	(1,915)	26,779	228,006
Transfers for policy loans	(68)	(3,841)	(75)	638	—
Policy charges	(13,642)	(59,682)	(2,854)	(52,515)	(11,321)
Contract terminations:
Surrender benefits	—	(84,497)	(230)	(53,679)	—
Death benefits	(2,916)	—	—	(9,593)	—
Increase (decrease) from transactions	13,673	(120,782)	272	(28,533)	385,569
Net assets at beginning of year	307,545	1,880,309	80,775	1,185,156	166,546
Net assets at end of year	$349,799	$1,916,622	$88,721	$1,264,754	$561,703

Accumulation unit activity
Units outstanding at beginning of year	252,716	828,849	92,681	1,038,278	161,519
Units purchased	24,194	63,008	5,930	77,013	369,319
Units redeemed	(13,675)	(123,829)	(5,619)	(98,596)	(10,679)
Units outstanding at end of year	263,235	768,028	92,992	1,016,695	520,159

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

100	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3
Operations
Investment income (loss) — net	$22,177	$104,711	$4,524	$15,319	$122,552
Net realized gain (loss) on sales of investments	—	1	(364)	(2,271)	(30,326)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	(1)	7,030	20,221	182,268
Net increase (decrease) in net assets resulting from operations	22,177	104,711	11,190	33,269	274,494

Contract transactions
Contract purchase payments	92,606	233,875	27,188	20,375	80,437
Net transfers(1)	(199,394)	51,547	22,965	(6,983)	15,821
Transfers for policy loans	312	23,145	—	(144)	(9,400)
Policy charges	(19,686)	(254,416)	(7,567)	(10,461)	(90,646)
Contract terminations:
Surrender benefits	(1,604)	(183,526)	—	(314)	(38,611)
Death benefits	(508)	—	—	—	(13,387)
Increase (decrease) from transactions	(128,274)	(129,375)	42,586	2,473	(55,786)
Net assets at beginning of year	510,322	2,660,154	68,352	282,780	2,419,410
Net assets at end of year	$404,225	$2,635,490	$122,128	$318,522	$2,638,118

Accumulation unit activity
Units outstanding at beginning of year	488,167	2,646,770	62,090	193,412	1,040,505
Units purchased	87,460	403,464	43,336	13,270	91,535
Units redeemed	(205,484)	(528,523)	(6,545)	(11,937)	(81,114)
Units outstanding at end of year	370,143	2,521,711	98,881	194,745	1,050,926

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	101

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$1,027	$3,779	$46,470	$1,940	$1,205
Net realized gain (loss) on sales of investments	(96)	(283)	(37,297)	(1,335)	(2,277)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,287	3,746	98,404	3,600	3,786
Net increase (decrease) in net assets resulting from operations	2,218	7,242	107,577	4,205	2,714

Contract transactions
Contract purchase payments	90	3,565	26,656	12,308	15,549
Net transfers(1)	2,291	28,907	(5,568)	20,383	(768)
Transfers for policy loans	—	(1,352)	(1,975)	—	(1,269)
Policy charges	(658)	(2,318)	(27,405)	(5,955)	(2,178)
Contract terminations:
Surrender benefits	—	—	(31,335)	—	(1,211)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	1,723	28,802	(39,627)	26,736	10,123
Net assets at beginning of year	18,112	43,709	1,014,684	56,149	41,721
Net assets at end of year	$22,053	$79,753	$1,082,634	$87,090	$54,558

Accumulation unit activity
Units outstanding at beginning of year	16,588	30,601	536,141	56,158	37,128
Units purchased	2,094	22,007	51,249	31,617	13,495
Units redeemed	(578)	(2,470)	(53,617)	(5,864)	(4,856)
Units outstanding at end of year	18,104	50,138	533,773	81,911	45,767

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

102	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 1
Operations
Investment income (loss) — net	$85,698	$—	$—	$(17,012)	$—
Net realized gain (loss) on sales of investments	(154,747)	61	749	235,372	21,974
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	366,259	417,351	133,359	826,201	803,456
Net increase (decrease) in net assets resulting from operations	297,210	417,412	134,108	1,044,561	825,430

Contract transactions
Contract purchase payments	232,306	494,740	50,365	67,453	1,539,621
Net transfers(1)	15,274	134,754	(2,015)	(23,644)	816,269
Transfers for policy loans	(31,382)	—	(165)	(25,481)	(190,000)
Policy charges	(264,334)	(86,451)	(10,014)	(87,899)	(352,242)
Contract terminations:
Surrender benefits	(187,200)	(1,489)	(283)	(158,434)	(6,820)
Death benefits	(2,202)	—	—	—	—
Increase (decrease) from transactions	(237,538)	541,554	37,888	(228,005)	1,806,828
Net assets at beginning of year	5,476,465	731,374	298,354	2,585,235	2,514,037
Net assets at end of year	$5,536,137	$1,690,340	$470,350	$3,401,791	$5,146,295

Accumulation unit activity
Units outstanding at beginning of year	3,591,632	513,701	94,845	760,938	1,730,416
Units purchased	253,933	365,997	13,246	42,830	1,414,981
Units redeemed	(385,485)	(50,398)	(3,360)	(101,014)	(333,218)
Units outstanding at end of year	3,460,080	829,300	104,731	702,754	2,812,179

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	103

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/ Cr Bond, Cl 1	Col VP Long Govt/ Cr Bond, Cl 2
Operations
Investment income (loss) — net	$(63,052)	$664	$21,482	$335	$254
Net realized gain (loss) on sales of investments	524,761	(10)	27,248	(434)	(8)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,442,787	646	16,001	800	297
Net increase (decrease) in net assets resulting from operations	2,904,496	1,300	64,731	701	543

Contract transactions
Contract purchase payments	426,309	4,138	7,828	1,608	259
Net transfers(1)	435,513	226	(621,659)	(2,370)	—
Transfers for policy loans	(164,330)	—	(3,240)	—	—
Policy charges	(306,976)	(1,514)	(17,566)	(411)	(77)
Contract terminations:
Surrender benefits	(468,045)	—	(13,840)	—	—
Death benefits	—	—	(93)	—	—
Increase (decrease) from transactions	(77,529)	2,850	(648,570)	(1,173)	182
Net assets at beginning of year	11,464,533	18,004	1,458,655	10,767	7,964
Net assets at end of year	$14,291,500	$22,154	$874,816	$10,295	$8,689

Accumulation unit activity
Units outstanding at beginning of year	3,027,789	17,164	1,387,981	11,213	7,223
Units purchased	240,575	4,002	45,267	1,591	231
Units redeemed	(217,765)	(1,407)	(612,753)	(2,781)	(68)
Units outstanding at end of year	3,050,599	19,759	820,495	10,023	7,386

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

104	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 1	Col VP Select Lg Cap Val, Cl 2
Operations
Investment income (loss) — net	$3,348	$2,866	$43,942	$—	$—
Net realized gain (loss) on sales of investments	(260)	(1,400)	34,916	104	3,610
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	25,043	22,356	531,091	35,494	3,539
Net increase (decrease) in net assets resulting from operations	28,131	23,822	609,949	35,598	7,149

Contract transactions
Contract purchase payments	31,664	20,987	209,317	208,337	25,314
Net transfers(1)	13,185	(8,128)	17,493	99,681	(3,691)
Transfers for policy loans	—	—	(14,611)	—	928
Policy charges	(8,869)	(4,361)	(234,249)	(39,723)	(4,556)
Contract terminations:
Surrender benefits	—	(1)	(240,551)	—	—
Death benefits	—	(3,506)	—	—	(123)
Increase (decrease) from transactions	35,980	4,991	(262,601)	268,295	17,872
Net assets at beginning of year	161,334	154,002	4,340,649	355,371	120,562
Net assets at end of year	$225,445	$182,815	$4,687,997	$659,264	$145,583

Accumulation unit activity
Units outstanding at beginning of year	140,473	100,519	3,463,661	238,301	38,721
Units purchased	36,474	12,793	184,982	207,956	8,416
Units redeemed	(7,202)	(9,841)	(383,361)	(26,786)	(2,654)
Units outstanding at end of year	169,745	103,471	3,265,282	419,471	44,483

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	105

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3	Col VP Select Mid Cap Val, Cl 1
Operations
Investment income (loss) — net	$(4,751)	$—	$—	$(4,814)	$—
Net realized gain (loss) on sales of investments	35,676	445	348	27,519	233
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	11,520	55,654	17,801	177,538	27,043
Net increase (decrease) in net assets resulting from operations	42,445	56,099	18,149	200,243	27,276

Contract transactions
Contract purchase payments	12,555	61,020	6,035	25,501	74,078
Net transfers(1)	(38,581)	2,922	5,436	28,430	5,599
Transfers for policy loans	(9,569)	—	—	3,939	—
Policy charges	(19,975)	(9,420)	(1,915)	(23,878)	(17,414)
Contract terminations:
Surrender benefits	(15,339)	—	(271)	(7,662)	—
Death benefits	—	—	(1,749)	—	—
Increase (decrease) from transactions	(70,909)	54,522	7,536	26,330	62,263
Net assets at beginning of year	939,700	202,734	69,687	803,851	200,684
Net assets at end of year	$911,236	$313,355	$95,372	$1,030,424	$290,223

Accumulation unit activity
Units outstanding at beginning of year	283,166	159,618	27,379	220,479	138,674
Units purchased	8,103	43,957	4,015	44,942	54,989
Units redeemed	(27,315)	(6,585)	(1,398)	(9,444)	(11,843)
Units outstanding at end of year	263,954	196,990	29,996	255,977	181,820

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

106	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$—	$(3,561)	$—	$—	$(5,734)
Net realized gain (loss) on sales of investments	1,576	29,280	159	891	49,872
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	12,945	53,322	9,399	15,929	81,005
Net increase (decrease) in net assets resulting from operations	14,521	79,041	9,558	16,820	125,143

Contract transactions
Contract purchase payments	16,925	28,013	32,206	17,559	30,001
Net transfers(1)	(1,213)	42,339	8,930	715	(2,363)
Transfers for policy loans	—	(3,875)	—	—	1,029
Policy charges	(5,148)	(20,916)	(8,735)	(5,532)	(35,705)
Contract terminations:
Surrender benefits	—	(18,521)	—	(338)	(13,255)
Death benefits	—	—	—	(1,993)	—
Increase (decrease) from transactions	10,564	27,040	32,401	10,411	(20,293)
Net assets at beginning of year	132,775	799,636	57,325	123,261	1,013,387
Net assets at end of year	$157,860	$905,717	$99,284	$150,492	$1,118,237

Accumulation unit activity
Units outstanding at beginning of year	47,109	215,676	46,522	49,883	254,040
Units purchased	5,913	43,688	31,449	7,154	41,866
Units redeemed	(2,128)	(9,849)	(6,757)	(3,067)	(26,294)
Units outstanding at end of year	50,894	249,515	71,214	53,970	269,612

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	107

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2	Col VP US Govt Mtge, Cl 1
Operations
Investment income (loss) — net	$—	$—	$4,113	$4,724	$476
Net realized gain (loss) on sales of investments	1,179	5	(638)	(5,331)	(196)
Distributions from capital gains	4,353	1,863	—	—	—
Net change in unrealized appreciation (depreciation) of investments	35,526	5,796	7,903	14,182	565
Net increase (decrease) in net assets resulting from operations	41,058	7,664	11,378	13,575	845

Contract transactions
Contract purchase payments	64,448	1,152	29,484	43,059	4,861
Net transfers(1)	33,939	30,463	18,814	57,848	1,074
Transfers for policy loans	—	—	—	(5)	—
Policy charges	(16,600)	(26)	(9,754)	(63,079)	(1,762)
Contract terminations:
Surrender benefits	—	(113)	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	81,787	31,476	38,544	37,823	4,173
Net assets at beginning of year	61,432	1,514	95,172	128,338	12,359
Net assets at end of year	$184,277	$40,654	$145,094	$179,736	$17,377

Accumulation unit activity
Units outstanding at beginning of year	71,243	1,640	92,097	102,789	13,081
Units purchased	91,512	30,972	45,055	78,107	6,168
Units redeemed	(15,659)	(26)	(9,129)	(49,072)	(1,848)
Units outstanding at end of year	147,096	32,586	128,023	131,824	17,401

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

108	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1	CTIVP AC Div Bond, Cl 2
Operations
Investment income (loss) — net	$494	$23,790	$92,676	$1,010	$578
Net realized gain (loss) on sales of investments	(287)	(25,259)	(28,980)	(776)	(508)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	509	56,529	(111,889)	1,392	940
Net increase (decrease) in net assets resulting from operations	716	55,060	(48,193)	1,626	1,010

Contract transactions
Contract purchase payments	539	61,182	23,016	4,636	2,424
Net transfers(1)	9,623	(1,129)	(44,729)	(3,561)	262
Transfers for policy loans	(1,267)	8,047	(16,490)	—	(2,413)
Policy charges	(954)	(66,338)	(8,533)	(1,857)	(310)
Contract terminations:
Surrender benefits	—	(15,848)	(184)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	7,941	(14,086)	(46,920)	(782)	(37)
Net assets at beginning of year	10,097	1,145,022	501,473	30,280	17,500
Net assets at end of year	$18,754	$1,185,996	$406,360	$31,124	$18,473

Accumulation unit activity
Units outstanding at beginning of year	9,500	993,196	538,161	30,547	15,877
Units purchased	9,363	77,676	53,926	4,625	2,407
Units redeemed	(2,126)	(88,834)	(107,028)	(5,436)	(2,372)
Units outstanding at end of year	16,737	982,038	485,059	29,736	15,912

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	109

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1	CTIVP CenterSquare Real Est, Cl 2
Operations
Investment income (loss) — net	$5,767	$1,393	$45,107	$1,142	$3,580
Net realized gain (loss) on sales of investments	(8,818)	(912)	(27,068)	(317)	(6,437)
Distributions from capital gains	—	—	—	3,747	13,800
Net change in unrealized appreciation (depreciation) of investments	4,592	250	1,195	2,690	14,657
Net increase (decrease) in net assets resulting from operations	1,541	731	19,234	7,262	25,600

Contract transactions
Contract purchase payments	6,103	3,071	31,204	14,648	12,420
Net transfers(1)	4,815	(4,486)	(530)	515	(15,258)
Transfers for policy loans	(2,634)	(4)	819	—	(219)
Policy charges	(2,213)	(1,205)	(25,957)	(1,964)	(6,295)
Contract terminations:
Surrender benefits	(28,089)	—	(37,584)	—	—
Death benefits	—	—	—	—	(64)
Increase (decrease) from transactions	(22,018)	(2,624)	(32,048)	13,199	(9,416)
Net assets at beginning of year	58,255	18,950	567,685	43,477	197,120
Net assets at end of year	$37,778	$17,057	$554,871	$63,938	$213,304

Accumulation unit activity
Units outstanding at beginning of year	58,296	16,630	420,727	38,267	120,784
Units purchased	10,786	2,667	42,136	12,879	7,396
Units redeemed	(32,766)	(4,889)	(62,695)	(1,676)	(13,084)
Units outstanding at end of year	36,316	14,408	400,168	49,470	115,096

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

110	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP MFS Val, Cl 1	CTIVP MFS Val, Cl 2	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 1
Operations
Investment income (loss) — net	$—	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	1,096	664	(42)	687	178
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	14,027	16,912	31,490	20,747	14,472
Net increase (decrease) in net assets resulting from operations	15,123	17,576	31,448	21,434	14,650

Contract transactions
Contract purchase payments	56,089	13,614	20,782	6,455	59,831
Net transfers(1)	25,211	35,625	229	—	13,795
Transfers for policy loans	—	(188)	—	—	—
Policy charges	(15,732)	(4,653)	(6,195)	(3,915)	(16,145)
Contract terminations:
Surrender benefits	—	(56)	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	65,568	44,342	14,816	2,540	57,481
Net assets at beginning of year	127,103	190,500	72,635	53,921	115,193
Net assets at end of year	$207,794	$252,418	$118,899	$77,895	$187,324

Accumulation unit activity
Units outstanding at beginning of year	89,870	69,283	54,945	17,167	82,420
Units purchased	57,148	17,667	13,483	1,710	51,310
Units redeemed	(11,029)	(1,769)	(3,971)	(1,062)	(11,427)
Units outstanding at end of year	135,989	85,181	64,457	17,815	122,303

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	111

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 2
Operations
Investment income (loss) — net	$—	$1,470	$497	$—	$—
Net realized gain (loss) on sales of investments	715	(495)	(331)	2,238	5,241
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	10,508	3,668	1,913	43,172	41,414
Net increase (decrease) in net assets resulting from operations	11,223	4,643	2,079	45,410	46,655

Contract transactions
Contract purchase payments	7,452	28,745	1,334	155,183	41,184
Net transfers(1)	1,736	—	18,750	57,803	14,663
Transfers for policy loans	(2,445)	—	167	(4,023)	(94)
Policy charges	(1,009)	(4,473)	(842)	(23,357)	(15,079)
Contract terminations:
Surrender benefits	—	—	(1,402)	(41,809)	—
Death benefits	—	—	—	—	(83)
Increase (decrease) from transactions	5,734	24,272	18,007	143,797	40,591
Net assets at beginning of year	114,423	58,172	21,079	364,845	447,337
Net assets at end of year	$131,380	$87,087	$41,165	$554,052	$534,583

Accumulation unit activity
Units outstanding at beginning of year	49,632	58,609	19,655	233,038	132,566
Units purchased	3,933	28,673	18,769	132,320	16,296
Units redeemed	(1,418)	(4,441)	(2,055)	(43,417)	(4,415)
Units outstanding at end of year	52,147	82,841	36,369	321,941	144,447

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

112	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 1	CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP Westfield Sel Lg Cp Gr, Cl 1	CTIVP Westfield Sel Lg Cp Gr, Cl 2
Operations
Investment income (loss) — net	$(5,955)	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	37,492	36	127	(270)	(1,706)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	76,460	15,364	13,772	32,902	17,531
Net increase (decrease) in net assets resulting from operations	107,997	15,400	13,899	32,632	15,825

Contract transactions
Contract purchase payments	22,454	14,456	3,439	27,757	9,806
Net transfers(1)	52,132	5,266	(2,084)	1,435	(1,477)
Transfers for policy loans	(4,262)	—	—	—	15
Policy charges	(18,205)	(3,330)	(576)	(4,428)	(4,574)
Contract terminations:
Surrender benefits	(47,543)	—	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	4,576	16,392	779	24,764	3,770
Net assets at beginning of year	1,134,999	50,373	55,281	93,634	50,950
Net assets at end of year	$1,247,572	$82,165	$69,959	$151,030	$70,545

Accumulation unit activity
Units outstanding at beginning of year	256,334	37,706	21,451	84,550	19,838
Units purchased	32,469	13,550	1,230	22,955	3,295
Units redeemed	(18,279)	(2,243)	(993)	(3,396)	(2,104)
Units outstanding at end of year	270,524	49,013	21,688	104,109	21,029

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	113

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CVT EAFE Intl Index, Cl F	CVT EAFE Intl Index, Cl I	CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index, Cl I	CVT Russ 2000 Sm Cap Ind, Cl F
Operations
Investment income (loss) — net	$55	$1,684	$56	$122	$3
Net realized gain (loss) on sales of investments	—	162	11	62	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	144	7,926	2,617	9,758	49
Net increase (decrease) in net assets resulting from operations	199	9,772	2,684	9,942	52

Contract transactions
Contract purchase payments	—	45,587	—	61,147	—
Net transfers(1)	1,430	14,650	16,560	35,687	—
Transfers for policy loans	—	—	—	—	—
Policy charges	—	(3,479)	—	(3,009)	—
Contract terminations:
Surrender benefits	—	(1,909)	(498)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	1,430	54,849	16,062	93,825	—
Net assets at beginning of year	337	37,535	365	5,397	319
Net assets at end of year	$1,966	$102,156	$19,111	$109,164	$371

Accumulation unit activity
Units outstanding at beginning of year	—	38,254	—	6,316	—
Units purchased	1,364	55,125	14,544	78,874	—
Units redeemed	—	(4,978)	—	(2,453)	—
Units outstanding at end of year	1,364	88,401	14,544	82,737	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

114	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CVT Russ 2000 Sm Cap Ind, Cl I	DWS Alt Asset Alloc VIP, Cl A	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Init Cl
Operations
Investment income (loss) — net	$77	$999	$15,751	$103,538	$2,989
Net realized gain (loss) on sales of investments	(31)	(8)	(1,193)	(5,987)	5,030
Distributions from capital gains	5	133	2,271	—	20,567
Net change in unrealized appreciation (depreciation) of investments	1,880	191	(3,119)	39,141	131,050
Net increase (decrease) in net assets resulting from operations	1,931	1,315	13,710	136,692	159,636

Contract transactions
Contract purchase payments	17,374	14,357	17,191	25,618	179,445
Net transfers(1)	3,055	13	(5,095)	12,187	63,821
Transfers for policy loans	—	—	(687)	(643)	(6,522)
Policy charges	(530)	(666)	(9,387)	(34,812)	(34,388)
Contract terminations:
Surrender benefits	(338)	—	(7,006)	(14,176)	(68,438)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	19,561	13,704	(4,984)	(11,826)	133,918
Net assets at beginning of year	319	12,024	251,828	1,301,336	408,973
Net assets at end of year	$21,811	$27,043	$260,554	$1,426,202	$702,527

Accumulation unit activity
Units outstanding at beginning of year	—	10,177	207,027	889,017	284,914
Units purchased	20,136	11,929	16,616	31,587	143,178
Units redeemed	(527)	(551)	(21,524)	(37,136)	(61,349)
Units outstanding at end of year	19,609	21,555	202,119	883,468	366,743

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	115

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Init Cl	Fid VIP Mid Cap, Serv Cl
Operations
Investment income (loss) — net	$(12,864)	$40,440	$23,111	$2,423	$(9,551)
Net realized gain (loss) on sales of investments	123,700	193,940	62,143	(1,834)	16,078
Distributions from capital gains	196,205	165,318	82,876	10,949	150,031
Net change in unrealized appreciation (depreciation) of investments	1,188,867	328,274	181,436	42,561	574,434
Net increase (decrease) in net assets resulting from operations	1,495,908	727,972	349,566	54,099	730,992

Contract transactions
Contract purchase payments	145,405	125,609	51,103	85,596	119,109
Net transfers(1)	(77,717)	15,785	(63,446)	24,574	(23,773)
Transfers for policy loans	(5,212)	(99,604)	16,320	(3,062)	(53,543)
Policy charges	(107,097)	(178,993)	(53,346)	(22,584)	(205,753)
Contract terminations:
Surrender benefits	(270,365)	(396,248)	(26,717)	(32,081)	(282,879)
Death benefits	(46,153)	—	—	—	(20,337)
Increase (decrease) from transactions	(361,139)	(533,451)	(76,086)	52,443	(467,176)
Net assets at beginning of year	4,762,208	4,384,674	1,992,721	327,118	5,428,770
Net assets at end of year	$5,896,977	$4,579,195	$2,266,201	$433,660	$5,692,586

Accumulation unit activity
Units outstanding at beginning of year	1,449,878	1,035,185	874,825	242,117	1,061,809
Units purchased	93,703	33,624	98,853	77,157	22,740
Units redeemed	(204,074)	(162,679)	(108,104)	(40,350)	(110,275)
Units outstanding at end of year	1,339,507	906,130	865,574	278,924	974,274

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

116	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$186	$3,520	$4,830	$15,158	$977
Net realized gain (loss) on sales of investments	(35,921)	21,537	6,813	(3,084)	(48)
Distributions from capital gains	151,643	3,681	3,099	—	—
Net change in unrealized appreciation (depreciation) of investments	592,328	218,598	181,933	14,517	973
Net increase (decrease) in net assets resulting from operations	708,236	247,336	196,675	26,591	1,902

Contract transactions
Contract purchase payments	166,315	46,024	33,768	131,605	2,207
Net transfers(1)	(15,098)	(260)	50,212	96,763	3,257
Transfers for policy loans	(45,449)	8,137	(8,625)	(5,218)	880
Policy charges	(120,746)	(42,251)	(19,454)	(23,358)	(668)
Contract terminations:
Surrender benefits	(247,115)	(72,720)	(12,017)	(55,039)	—
Death benefits	(272)	(16,525)	—	—	(3,297)
Increase (decrease) from transactions	(262,365)	(77,595)	43,884	144,753	2,379
Net assets at beginning of year	5,126,036	1,301,213	983,620	187,893	19,143
Net assets at end of year	$5,571,907	$1,470,954	$1,224,179	$359,237	$23,424

Accumulation unit activity
Units outstanding at beginning of year	2,545,751	605,324	682,105	178,361	15,209
Units purchased	225,253	23,985	68,824	209,659	4,917
Units redeemed	(337,042)	(58,917)	(42,612)	(76,335)	(3,080)
Units outstanding at end of year	2,433,962	570,392	708,317	311,685	17,046

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	117

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 1	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$47,463	$1,597	$18,550	$395	$22,548
Net realized gain (loss) on sales of investments	(71,656)	(122)	(2,455)	6	(51,457)
Distributions from capital gains	—	1,839	25,265	1,582	137,713
Net change in unrealized appreciation (depreciation) of investments	226,762	(699)	(9,481)	877	90,748
Net increase (decrease) in net assets resulting from operations	202,569	2,615	31,879	2,860	199,552

Contract transactions
Contract purchase payments	88,614	22,313	11,897	4,608	65,348
Net transfers(1)	(86,402)	16,102	41,737	1,920	(171,686)
Transfers for policy loans	16,195	—	(2,140)	—	(11,651)
Policy charges	(73,778)	(3,659)	(12,581)	(1,907)	(34,951)
Contract terminations:
Surrender benefits	(65,110)	(93)	(75)	—	(15,571)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(120,481)	34,663	38,838	4,621	(168,511)
Net assets at beginning of year	1,957,111	9,352	375,335	17,910	1,661,678
Net assets at end of year	$2,039,199	$46,630	$446,052	$25,391	$1,692,719

Accumulation unit activity
Units outstanding at beginning of year	920,154	7,678	283,812	15,257	679,466
Units purchased	83,810	30,778	37,552	5,317	40,380
Units redeemed	(113,867)	(2,948)	(11,149)	(1,555)	(126,880)
Units outstanding at end of year	890,097	35,508	310,215	19,019	592,966

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

118	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst
Operations
Investment income (loss) — net	$1,109	$795	$27,735	$2,053	$1,887
Net realized gain (loss) on sales of investments	(908)	(63,957)	(55,093)	(310)	(2,423)
Distributions from capital gains	8,014	149,322	144,316	—	—
Net change in unrealized appreciation (depreciation) of investments	13,057	226,179	484,799	939	86,830
Net increase (decrease) in net assets resulting from operations	21,272	312,339	601,757	2,682	86,294

Contract transactions
Contract purchase payments	66,299	70,086	157,770	1,637	12,532
Net transfers(1)	33,390	25,074	(162,404)	(9,550)	10,153
Transfers for policy loans	—	(17,982)	(48,802)	(632)	2,676
Policy charges	(15,532)	(70,199)	(157,058)	(390)	(15,031)
Contract terminations:
Surrender benefits	(1,278)	(77,925)	(208,270)	(166)	(11,443)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	82,879	(70,946)	(418,764)	(9,101)	(1,113)
Net assets at beginning of year	108,148	2,614,209	5,909,788	42,117	466,637
Net assets at end of year	$212,299	$2,855,602	$6,092,781	$35,698	$551,818

Accumulation unit activity
Units outstanding at beginning of year	82,439	660,934	1,381,349	42,654	111,019
Units purchased	73,193	87,178	75,732	2,465	5,287
Units redeemed	(12,446)	(69,340)	(182,135)	(11,397)	(6,117)
Units outstanding at end of year	143,186	678,772	1,274,946	33,722	110,189

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	119

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser I	Invesco VI Bal Risk Alloc, Ser II
Operations
Investment income (loss) — net	$5,057	$(3,729)	$(3,843)	$—	$(1,097)
Net realized gain (loss) on sales of investments	19,317	(2,802)	(30,046)	(163)	(24,874)
Distributions from capital gains	—	12,469	22,543	—	—
Net change in unrealized appreciation (depreciation) of investments	534,488	186,516	305,445	1,765	40,812
Net increase (decrease) in net assets resulting from operations	558,862	192,454	294,099	1,602	14,841

Contract transactions
Contract purchase payments	66,416	9,999	27,366	8,108	8,476
Net transfers(1)	(48,576)	(1,095)	8,797	2,639	7,692
Transfers for policy loans	(1,604)	(43,114)	(4,620)	—	2,883
Policy charges	(62,859)	(21,537)	(14,443)	(2,878)	(1,781)
Contract terminations:
Surrender benefits	(44,571)	(9,602)	(45,115)	—	(32,281)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(91,194)	(65,349)	(28,015)	7,869	(15,011)
Net assets at beginning of year	2,456,007	501,641	728,805	19,765	253,276
Net assets at end of year	$2,923,675	$628,746	$994,889	$29,236	$253,106

Accumulation unit activity
Units outstanding at beginning of year	594,127	183,207	308,977	17,711	201,793
Units purchased	108,761	3,573	50,024	9,372	61,782
Units redeemed	(73,360)	(22,553)	(39,576)	(2,516)	(75,051)
Units outstanding at end of year	629,528	164,227	319,425	24,567	188,524

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

120	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I	Invesco VI EQV Intl Eq, Ser II
Operations
Investment income (loss) — net	$3,301	$(11,524)	$(4,368)	$17,045	$(5,609)
Net realized gain (loss) on sales of investments	7,824	(21,791)	(9,307)	(6,503)	(10,296)
Distributions from capital gains	42,448	229,456	—	92,049	803
Net change in unrealized appreciation (depreciation) of investments	(12,201)	1,743,334	107,276	(11,058)	182,401
Net increase (decrease) in net assets resulting from operations	41,372	1,939,475	93,601	91,533	167,299

Contract transactions
Contract purchase payments	8,671	312,951	32,070	21,012	32,300
Net transfers(1)	(33,182)	(827)	87,415	(30,982)	(28,298)
Transfers for policy loans	(8,127)	(25,184)	2,240	7,099	(8,158)
Policy charges	(6,378)	(409,610)	(19,191)	(21,318)	(22,427)
Contract terminations:
Surrender benefits	(11,470)	(336,598)	(12,413)	(1,131)	(19,988)
Death benefits	—	(20,027)	—	—	—
Increase (decrease) from transactions	(50,486)	(479,295)	90,121	(25,320)	(46,571)
Net assets at beginning of year	399,910	8,885,828	697,772	1,101,185	989,373
Net assets at end of year	$390,796	$10,346,008	$881,494	$1,167,398	$1,110,101

Accumulation unit activity
Units outstanding at beginning of year	123,807	2,133,230	568,066	443,970	501,161
Units purchased	4,363	69,422	94,179	59,117	14,627
Units redeemed	(15,617)	(171,650)	(24,828)	(53,588)	(38,582)
Units outstanding at end of year	112,553	2,031,002	637,417	449,499	477,206

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	121

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II	Invesco VI Mn St Sm Cap, Ser I
Operations
Investment income (loss) — net	$941	$(7,022)	$—	$(7,606)	$2,553
Net realized gain (loss) on sales of investments	(1,027)	(30,872)	(36)	(27,659)	(477)
Distributions from capital gains	47,600	198,454	—	—	—
Net change in unrealized appreciation (depreciation) of investments	50,822	309,233	2,186	157,074	34,793
Net increase (decrease) in net assets resulting from operations	98,336	469,793	2,150	121,809	36,869

Contract transactions
Contract purchase payments	152,659	91,187	13,508	59,869	45,081
Net transfers(1)	89,983	(38,825)	2,011	21,590	4,302
Transfers for policy loans	—	(6,825)	—	6,392	—
Policy charges	(27,199)	(38,219)	(3,738)	(47,734)	(10,770)
Contract terminations:
Surrender benefits	—	(38,040)	—	(70,023)	—
Death benefits	—	(95)	—	(107)	—
Increase (decrease) from transactions	215,443	(30,817)	11,781	(30,013)	38,613
Net assets at beginning of year	185,393	1,384,338	16,883	1,533,011	177,393
Net assets at end of year	$499,172	$1,823,314	$30,814	$1,624,807	$252,875

Accumulation unit activity
Units outstanding at beginning of year	159,699	519,758	18,008	1,140,181	133,273
Units purchased	179,178	77,866	16,025	90,284	35,179
Units redeemed	(19,738)	(84,661)	(3,848)	(102,255)	(7,625)
Units outstanding at end of year	319,139	512,963	30,185	1,128,210	160,827

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

122	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Inst	Janus Henderson VIT Bal, Serv
Operations
Investment income (loss) — net	$9,831	$(5,103)	$—	$14,135	$1,078
Net realized gain (loss) on sales of investments	(5,384)	(30,047)	—	(77)	1,444
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	265,462	403,317	633	77,226	7,114
Net increase (decrease) in net assets resulting from operations	269,909	368,167	633	91,284	9,636

Contract transactions
Contract purchase payments	63,841	51,302	—	112,405	1,634
Net transfers(1)	4,607	102,258	5,625	23,940	(21,595)
Transfers for policy loans	13	4,803	—	—	(13)
Policy charges	(30,991)	(39,848)	—	(29,896)	(429)
Contract terminations:
Surrender benefits	(65,303)	(16,182)	—	—	(1)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(27,833)	102,333	5,625	106,449	(20,404)
Net assets at beginning of year	1,560,518	781,769	97	539,639	74,836
Net assets at end of year	$1,802,594	$1,252,269	$6,355	$737,372	$64,068

Accumulation unit activity
Units outstanding at beginning of year	490,370	207,248	—	420,758	55,242
Units purchased	88,179	124,525	5,245	99,214	1,108
Units redeemed	(81,053)	(28,161)	—	(21,820)	(15,268)
Units outstanding at end of year	497,496	303,612	5,245	498,152	41,082

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	123

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Overseas, Serv
Operations
Investment income (loss) — net	$(3,336)	$2,602	$790	$(10,739)	$15,305
Net realized gain (loss) on sales of investments	3,868	(96)	(637)	38,797	21,426
Distributions from capital gains	57,592	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	61,242	1,842	693	808,002	132,311
Net increase (decrease) in net assets resulting from operations	119,366	4,348	846	836,060	169,042

Contract transactions
Contract purchase payments	11,724	27,829	17,611	43,759	72,590
Net transfers(1)	(21,140)	17,726	—	29,052	6,117
Transfers for policy loans	7,702	—	—	(13,134)	(25,173)
Policy charges	(15,981)	(4,781)	(479)	(43,360)	(64,876)
Contract terminations:
Surrender benefits	(11,493)	—	—	(166,985)	(70,917)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(29,188)	40,774	17,132	(150,668)	(82,259)
Net assets at beginning of year	710,063	36,113	8,146	1,611,899	1,735,695
Net assets at end of year	$800,241	$81,235	$26,124	$2,297,291	$1,822,478

Accumulation unit activity
Units outstanding at beginning of year	122,714	35,331	7,224	325,654	773,850
Units purchased	3,057	44,614	15,200	51,460	52,765
Units redeemed	(7,867)	(4,616)	(420)	(65,592)	(80,229)
Units outstanding at end of year	117,904	75,329	22,004	311,522	746,386

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

124	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv	Lazard Ret Global Dyn MA, Serv	LVIP AC Intl, Serv Cl
Operations
Investment income (loss) — net	$61	$(2,669)	$—	$(89)	$6,077
Net realized gain (loss) on sales of investments	(23)	3,346	(83)	(194)	(9,623)
Distributions from capital gains	—	—	508	908	—
Net change in unrealized appreciation (depreciation) of investments	14,764	184,947	383	1,005	88,007
Net increase (decrease) in net assets resulting from operations	14,802	185,624	808	1,630	84,461

Contract transactions
Contract purchase payments	5,998	20,834	3,649	317	30,919
Net transfers(1)	(120)	(8,596)	6,491	199	(366)
Transfers for policy loans	—	(1,258)	—	(838)	(10,204)
Policy charges	(445)	(13,963)	(1,655)	(606)	(13,603)
Contract terminations:
Surrender benefits	—	(18,623)	(79)	—	(5,811)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	5,433	(21,606)	8,406	(928)	935
Net assets at beginning of year	31,022	454,385	2,391	16,367	700,794
Net assets at end of year	$51,257	$618,403	$11,605	$17,069	$786,190

Accumulation unit activity
Units outstanding at beginning of year	23,242	129,547	2,261	13,114	504,599
Units purchased	3,934	13,168	9,509	468	46,588
Units redeemed	(354)	(17,147)	(1,558)	(1,225)	(41,033)
Units outstanding at end of year	26,822	125,568	10,212	12,357	510,154

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	125

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	LVIP AC Intl, Std Cl II	LVIP AC Val, Serv Cl	LVIP AC Val, Std Cl II	Mac VIP Asset Strategy, Serv Cl	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$4,939	$42,749	$66,901	$892	$(14,617)
Net realized gain (loss) on sales of investments	4,323	41,974	96,169	(2,860)	8,776
Distributions from capital gains	—	189,836	307,231	—	150,573
Net change in unrealized appreciation (depreciation) of investments	68,645	(88,352)	(150,373)	9,146	447,821
Net increase (decrease) in net assets resulting from operations	77,907	186,207	319,928	7,178	592,553

Contract transactions
Contract purchase payments	23,179	69,823	134,054	2,827	54,149
Net transfers(1)	(3,385)	(189,505)	(36,225)	(323)	25,839
Transfers for policy loans	(11,516)	(23,247)	16,959	—	5,179
Policy charges	(22,557)	(53,746)	(153,729)	(3,113)	(74,819)
Contract terminations:
Surrender benefits	(27,260)	(84,620)	(211,439)	(75)	(119,912)
Death benefits	—	—	—	(14,504)	—
Increase (decrease) from transactions	(41,539)	(281,295)	(250,380)	(15,188)	(109,564)
Net assets at beginning of year	665,073	2,447,707	3,972,969	62,903	2,623,189
Net assets at end of year	$701,441	$2,352,619	$4,042,517	$54,893	$3,106,178

Accumulation unit activity
Units outstanding at beginning of year	335,050	1,155,553	912,253	50,179	1,183,680
Units purchased	10,575	32,933	56,903	1,993	97,391
Units redeemed	(30,184)	(167,774)	(94,139)	(14,760)	(143,201)
Units outstanding at end of year	315,441	1,020,712	875,017	37,412	1,137,870

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

126	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl I	MS VIF Dis, Cl II
Operations
Investment income (loss) — net	$(9,421)	$2,214	$31,348	$—	$(3,308)
Net realized gain (loss) on sales of investments	(119,465)	(61)	2,729	(7,724)	(189,149)
Distributions from capital gains	—	3,426	60,958	—	—
Net change in unrealized appreciation (depreciation) of investments	374,087	(6,195)	(128,849)	95,116	430,216
Net increase (decrease) in net assets resulting from operations	245,201	(616)	(33,814)	87,392	237,759

Contract transactions
Contract purchase payments	51,203	20,170	53,689	121,140	43,183
Net transfers(1)	23,220	8,285	(9,264)	48,225	49,992
Transfers for policy loans	6,231	—	(3,714)	—	(22,731)
Policy charges	(51,060)	(4,058)	(49,341)	(21,465)	(26,118)
Contract terminations:
Surrender benefits	(86,255)	—	(26,073)	—	(19,270)
Death benefits	—	—	(307)	—	—
Increase (decrease) from transactions	(56,661)	24,397	(35,010)	147,900	25,056
Net assets at beginning of year	1,822,357	51,308	1,130,292	127,150	528,771
Net assets at end of year	$2,010,897	$75,089	$1,061,468	$362,442	$791,586

Accumulation unit activity
Units outstanding at beginning of year	448,137	36,715	323,834	134,684	163,037
Units purchased	51,922	21,194	32,795	150,342	37,860
Units redeemed	(38,538)	(3,020)	(31,611)	(19,045)	(24,723)
Units outstanding at end of year	461,521	54,889	325,018	265,981	176,174

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	127

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	NB AMT Sus Eq, Cl I	NB AMT Sus Eq, Cl S	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl
Operations
Investment income (loss) — net	$87	$32	$13,633	$321	$115
Net realized gain (loss) on sales of investments	2	(41)	(21,089)	(379)	(84)
Distributions from capital gains	412	668	—	—	—
Net change in unrealized appreciation (depreciation) of investments	4,720	8,967	50,815	945	614
Net increase (decrease) in net assets resulting from operations	5,221	9,626	43,359	887	645

Contract transactions
Contract purchase payments	13,268	2,763	24,598	6,507	—
Net transfers(1)	1,430	131	(5,460)	—	—
Transfers for policy loans	—	—	(13,187)	—	—
Policy charges	(1,195)	(1,079)	(20,958)	(3,245)	(305)
Contract terminations:
Surrender benefits	—	—	(23,166)	—	—
Death benefits	—	(137)	—	—	—
Increase (decrease) from transactions	13,503	1,678	(38,173)	3,262	(305)
Net assets at beginning of year	13,894	34,971	611,067	8,617	5,200
Net assets at end of year	$32,618	$46,275	$616,253	$12,766	$5,540

Accumulation unit activity
Units outstanding at beginning of year	10,239	12,792	325,107	7,265	3,833
Units purchased	9,492	989	35,972	5,333	—
Units redeemed	(790)	(407)	(63,363)	(2,658)	(214)
Units outstanding at end of year	18,941	13,374	297,716	9,940	3,619

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

128	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl	Put VT Global Hlth Care, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB
Operations
Investment income (loss) — net	$11,839	$3,082	$95	$(2,695)	$11,003
Net realized gain (loss) on sales of investments	(10,000)	(456)	5	(3,113)	(3,377)
Distributions from capital gains	—	—	1,371	105,810	—
Net change in unrealized appreciation (depreciation) of investments	19,354	3,493	2,048	12,438	18,379
Net increase (decrease) in net assets resulting from operations	21,193	6,119	3,519	112,440	26,005

Contract transactions
Contract purchase payments	2,861	35,452	20,536	28,984	10,110
Net transfers(1)	37,030	14,489	8,466	(5,275)	1,348
Transfers for policy loans	(700)	—	—	(16,587)	14,625
Policy charges	(6,903)	(7,275)	(1,611)	(26,363)	(11,440)
Contract terminations:
Surrender benefits	—	—	(74)	(38,284)	(23,470)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	32,288	42,666	27,317	(57,525)	(8,827)
Net assets at beginning of year	381,878	66,648	13,415	1,349,445	234,468
Net assets at end of year	$435,359	$115,433	$44,251	$1,404,360	$251,646

Accumulation unit activity
Units outstanding at beginning of year	367,081	67,595	13,010	323,487	88,336
Units purchased	78,530	50,000	27,995	55,889	10,185
Units redeemed	(48,042)	(7,243)	(1,549)	(54,962)	(13,367)
Units outstanding at end of year	397,569	110,352	39,456	324,414	85,154

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	129

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 1
Operations
Investment income (loss) — net	$(699)	$(13,008)	$22	$(12,356)	$—
Net realized gain (loss) on sales of investments	1,001	115,828	177	(30,426)	(11)
Distributions from capital gains	—	348,173	3,424	—	—
Net change in unrealized appreciation (depreciation) of investments	24,655	2,149,947	24,459	344,645	824
Net increase (decrease) in net assets resulting from operations	24,957	2,600,940	28,082	301,863	813

Contract transactions
Contract purchase payments	3,807	244,207	1,842	98,580	5,065
Net transfers(1)	(489)	(18,688)	27,323	2,037	533
Transfers for policy loans	(2,068)	(82,708)	(1,800)	12,792	—
Policy charges	(3,544)	(373,543)	(2,923)	(80,826)	(1,656)
Contract terminations:
Surrender benefits	(438)	(390,051)	(671)	(77,003)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(2,732)	(620,783)	23,771	(44,420)	3,942
Net assets at beginning of year	140,265	10,570,064	98,485	1,719,564	22,347
Net assets at end of year	$162,490	$12,550,221	$150,338	$1,977,007	$27,102

Accumulation unit activity
Units outstanding at beginning of year	72,790	1,950,257	23,274	446,967	26,164
Units purchased	8,085	41,022	8,543	30,137	6,546
Units redeemed	(7,381)	(143,128)	(1,093)	(41,201)	(1,961)
Units outstanding at end of year	73,494	1,848,151	30,724	435,903	30,749

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

130	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2
Operations
Investment income (loss) — net	$(713)	$39,872	$(508)	$—	$(58,740)
Net realized gain (loss) on sales of investments	(4,190)	71,223	(224)	1,873	227,790
Distributions from capital gains	—	152,640	—	—	—
Net change in unrealized appreciation (depreciation) of investments	9,500	164,972	14,148	181,508	3,521,280
Net increase (decrease) in net assets resulting from operations	4,597	428,707	13,416	183,381	3,690,330

Contract transactions
Contract purchase payments	9,973	71,816	5,449	562,736	1,140,911
Net transfers(1)	21,829	(17,268)	10,298	349,774	1,337,267
Transfers for policy loans	(230)	(64,511)	81	—	10,499
Policy charges	(4,833)	(77,082)	(1,866)	(107,266)	(418,214)
Contract terminations:
Surrender benefits	(4,494)	(84,246)	(9,522)	—	(539,325)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	22,245	(171,291)	4,440	805,244	1,531,138
Net assets at beginning of year	176,481	2,208,463	127,270	680,721	20,898,787
Net assets at end of year	$203,323	$2,465,879	$145,126	$1,669,346	$26,120,255

Accumulation unit activity
Units outstanding at beginning of year	204,893	701,035	112,480	558,717	10,747,281
Units purchased	47,556	20,875	12,898	688,688	1,438,588
Units redeemed	(22,908)	(68,486)	(9,404)	(81,407)	(618,378)
Units outstanding at end of year	229,541	653,424	115,974	1,165,998	11,567,491

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	131

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Aggr, Cl 4	VP Conserv, Cl 1	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 1
Operations
Investment income (loss) — net	$(108,554)	$—	$(2,949)	$(2,332)	$—
Net realized gain (loss) on sales of investments	614,731	—	9,273	6,697	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,928,301	1	46,933	28,231	2
Net increase (decrease) in net assets resulting from operations	3,434,478	1	53,257	32,596	2

Contract transactions
Contract purchase payments	511,208	—	56,097	45,896	—
Net transfers(1)	(432,035)	—	(9,241)	(34,237)	—
Transfers for policy loans	(30,436)	—	(1,872)	761	—
Policy charges	(421,655)	—	(43,111)	(40,968)	—
Contract terminations:
Surrender benefits	(637,408)	—	(22,235)	(25,363)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(1,010,326)	—	(20,362)	(53,911)	—
Net assets at beginning of year	21,226,626	21	550,429	453,131	20
Net assets at end of year	$23,650,778	$22	$583,324	$431,816	$22

Accumulation unit activity
Units outstanding at beginning of year	10,359,397	—	436,006	343,645	—
Units purchased	438,949	—	43,721	34,146	—
Units redeemed	(810,895)	—	(50,059)	(73,131)	—
Units outstanding at end of year	9,987,451	—	429,668	304,660	—

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

132	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 1	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(594)	$—	$(775)	$—	$(6,204)
Net realized gain (loss) on sales of investments	(157)	(234)	(220)	(1,501)	4,709
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	7,100	5,444	12,946	104,673	280,793
Net increase (decrease) in net assets resulting from operations	6,349	5,210	11,951	103,172	279,298

Contract transactions
Contract purchase payments	—	—	1,119	180,538	47,344
Net transfers(1)	—	2,208	—	252,191	(12,292)
Transfers for policy loans	—	—	(556)	—	(28,214)
Policy charges	(2,654)	(1,772)	(10,162)	(58,739)	(23,227)
Contract terminations:
Surrender benefits	—	—	—	(983)	(38)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(2,654)	436	(9,599)	373,007	(16,427)
Net assets at beginning of year	90,298	50,418	133,914	468,252	1,975,750
Net assets at end of year	$93,993	$56,064	$136,266	$944,431	$2,238,621

Accumulation unit activity
Units outstanding at beginning of year	84,249	48,159	118,382	422,144	1,558,022
Units purchased	—	2,066	964	369,827	37,079
Units redeemed	(2,378)	(1,627)	(9,136)	(50,765)	(50,780)
Units outstanding at end of year	81,871	48,598	110,210	741,206	1,544,321

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	133

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Man Vol Mod Gro, Cl 1	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4
Operations
Investment income (loss) — net	$—	$(5,716)	$—	$(124,477)	$(165,801)
Net realized gain (loss) on sales of investments	(833)	7,760	(4,294)	447,303	725,768
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	24,517	191,382	352,799	2,631,972	3,219,738
Net increase (decrease) in net assets resulting from operations	23,684	193,426	348,505	2,954,798	3,779,705

Contract transactions
Contract purchase payments	156,927	63,055	1,043,020	1,245,122	1,263,281
Net transfers(1)	41,141	102,421	542,198	(221,116)	(227,216)
Transfers for policy loans	—	334	—	(14,297)	57,763
Policy charges	(47,161)	(73,762)	(167,852)	(1,010,278)	(1,480,027)
Contract terminations:
Surrender benefits	—	(28,413)	(977)	(1,312,190)	(1,098,432)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	150,907	63,635	1,416,389	(1,312,759)	(1,484,631)
Net assets at beginning of year	120,953	1,604,176	2,021,253	24,482,009	31,437,346
Net assets at end of year	$295,544	$1,861,237	$3,786,147	$26,124,048	$33,732,420

Accumulation unit activity
Units outstanding at beginning of year	111,825	1,315,479	1,789,991	14,670,949	18,732,757
Units purchased	172,636	128,518	1,312,944	745,459	927,437
Units redeemed	(41,562)	(79,782)	(141,449)	(1,473,802)	(1,706,257)
Units outstanding at end of year	242,899	1,364,215	2,961,486	13,942,606	17,953,937

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

134	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Mod Aggr, Cl 1	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2
Operations
Investment income (loss) — net	$—	$(144,158)	$(258,484)	$—	$(10,004)
Net realized gain (loss) on sales of investments	641	723,356	2,029,052	101	44,094
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	983,039	4,696,860	5,533,079	33,180	166,802
Net increase (decrease) in net assets resulting from operations	983,680	5,276,058	7,303,647	33,281	200,892

Contract transactions
Contract purchase payments	1,600,974	2,007,900	1,946,699	—	127,490
Net transfers(1)	1,076,621	(939,256)	(631,191)	—	10,841
Transfers for policy loans	(62,537)	(486,792)	(349,450)	—	23,702
Policy charges	(445,320)	(1,060,361)	(1,348,430)	(8,589)	(117,304)
Contract terminations:
Surrender benefits	—	(2,233,895)	(4,508,204)	—	(54,069)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	2,169,738	(2,712,404)	(4,890,576)	(8,589)	(9,340)
Net assets at beginning of year	5,223,479	37,869,453	53,423,923	313,940	2,001,521
Net assets at end of year	$8,376,897	$40,433,107	$55,836,994	$338,632	$2,193,073

Accumulation unit activity
Units outstanding at beginning of year	4,464,475	20,860,440	28,411,714	292,086	1,323,591
Units purchased	2,155,266	1,088,829	1,222,595	—	246,277
Units redeemed	(406,216)	(2,596,875)	(3,528,619)	(7,671)	(260,483)
Units outstanding at end of year	6,213,525	19,352,394	26,105,690	284,415	1,309,385

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	135

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 1	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2
Operations
Investment income (loss) — net	$(13,422)	$599	$357	$—	$—
Net realized gain (loss) on sales of investments	56,623	(79)	(186)	84	2
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	219,500	618	358	287	2,312
Net increase (decrease) in net assets resulting from operations	262,701	1,138	529	371	2,314

Contract transactions
Contract purchase payments	147,977	2,253	557	1,249	124
Net transfers(1)	(14,152)	11,726	11,136	(855)	28,126
Transfers for policy loans	(64)	—	(1,295)	—	—
Policy charges	(156,468)	(1,355)	(1,286)	(617)	(5)
Contract terminations:
Surrender benefits	(101,301)	—	(80)	—	(32)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(124,008)	12,624	9,032	(223)	28,213
Net assets at beginning of year	2,712,061	10,581	3,832	1,442	1,009
Net assets at end of year	$2,850,754	$24,343	$13,393	$1,590	$31,536

Accumulation unit activity
Units outstanding at beginning of year	1,853,935	10,628	3,460	997	365
Units purchased	165,354	13,711	10,566	804	9,073
Units redeemed	(239,308)	(1,337)	(2,380)	(923)	(2)
Units outstanding at end of year	1,779,981	23,002	11,646	878	9,436

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

136	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 1	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2
Operations
Investment income (loss) — net	$(2,047)	$693	$354	$652	$448
Net realized gain (loss) on sales of investments	20,929	(2,703)	(222)	134	(1,656)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	66,073	11,616	6,215	17,960	26,772
Net increase (decrease) in net assets resulting from operations	84,955	9,606	6,347	18,746	25,564

Contract transactions
Contract purchase payments	13,597	12,527	1,590	16,832	14,467
Net transfers(1)	(10,974)	(8,135)	22,251	(657)	(16,012)
Transfers for policy loans	(2,522)	—	(30)	—	625
Policy charges	(5,830)	(4,201)	(1,886)	(6,255)	(7,147)
Contract terminations:
Surrender benefits	(25,882)	—	(1)	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(31,611)	191	21,924	9,920	(8,067)
Net assets at beginning of year	370,132	53,812	27,410	121,423	180,518
Net assets at end of year	$423,476	$63,609	$55,681	$150,089	$198,015

Accumulation unit activity
Units outstanding at beginning of year	102,229	48,775	19,872	106,559	123,757
Units purchased	8,266	10,470	15,801	13,841	9,547
Units redeemed	(15,563)	(10,262)	(1,271)	(5,631)	(14,694)
Units outstanding at end of year	94,932	48,983	34,402	114,769	118,610

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	137

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Intl Val, Cl 1	VP Ptnrs Intl Val, Cl 2	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1
Operations
Investment income (loss) — net	$523	$1,189	$—	$—	$—
Net realized gain (loss) on sales of investments	46	(11)	(55)	21	(12)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,750	8,562	3,685	1,786	1,072
Net increase (decrease) in net assets resulting from operations	4,319	9,740	3,630	1,807	1,060

Contract transactions
Contract purchase payments	19,012	3,401	12,081	3,526	1,032
Net transfers(1)	(1,783)	3,423	1,018	—	721
Transfers for policy loans	—	(2,231)	—	—	—
Policy charges	(3,704)	(1,727)	(1,780)	(618)	(221)
Contract terminations:
Surrender benefits	—	(1,531)	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	13,525	1,335	11,319	2,908	1,532
Net assets at beginning of year	21,108	56,055	42,633	23,929	8,275
Net assets at end of year	$38,952	$67,130	$57,582	$28,644	$10,867

Accumulation unit activity
Units outstanding at beginning of year	21,148	43,885	38,919	12,078	7,239
Units purchased	17,412	4,895	11,713	1,747	1,485
Units redeemed	(5,244)	(3,847)	(1,596)	(304)	(188)
Units outstanding at end of year	33,316	44,933	49,036	13,521	8,536

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

138	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1
Operations
Investment income (loss) — net	$—	$(3,028)	$—	$—	$—
Net realized gain (loss) on sales of investments	107	18,785	(21)	(131)	23
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	516	46,962	511	18,801	1,105
Net increase (decrease) in net assets resulting from operations	623	62,719	490	18,670	1,128

Contract transactions
Contract purchase payments	635	25,843	2,692	46,694	4,293
Net transfers(1)	—	19,058	(746)	2,651	—
Transfers for policy loans	—	503	—	—	—
Policy charges	(278)	(16,183)	(172)	(16,006)	(1,027)
Contract terminations:
Surrender benefits	(604)	(37,695)	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(247)	(8,474)	1,774	33,339	3,266
Net assets at beginning of year	5,796	605,181	3,582	87,806	5,736
Net assets at end of year	$6,172	$659,426	$5,846	$139,815	$10,130

Accumulation unit activity
Units outstanding at beginning of year	2,925	186,649	3,390	79,000	5,289
Units purchased	313	29,111	2,424	41,877	3,780
Units redeemed	(435)	(23,622)	(844)	(13,491)	(896)
Units outstanding at end of year	2,803	192,138	4,970	107,386	8,173

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	139

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Wanger Acorn	Wanger Intl	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(28,217)	$(8,163)	$915	$462
Net realized gain (loss) on sales of investments	(412,633)	(170,522)	(473)	(137)
Distributions from capital gains	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,452,756	809,823	1,208	508
Net increase (decrease) in net assets resulting from operations	1,011,906	631,138	1,650	833

Contract transactions
Contract purchase payments	157,853	161,937	3,534	1,100
Net transfers(1)	(74,096)	(197,028)	(2,416)	—
Transfers for policy loans	(35,281)	(18,710)	—	15
Policy charges	(151,379)	(118,339)	(1,802)	(768)
Contract terminations:
Surrender benefits	(174,450)	(131,777)	—	—
Death benefits	—	—	—	—
Increase (decrease) from transactions	(277,353)	(303,917)	(684)	347
Net assets at beginning of year	4,899,349	3,948,383	16,564	8,128
Net assets at end of year	$5,633,902	$4,275,604	$17,530	$9,308

Accumulation unit activity
Units outstanding at beginning of year	1,295,424	1,707,172	16,341	6,721
Units purchased	104,136	67,055	3,388	899
Units redeemed	(129,416)	(200,855)	(4,044)	(620)
Units outstanding at end of year	1,270,144	1,573,372	15,685	7,000

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

140	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Notes to Financial Statements

1. ORGANIZATION

RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life of NY. The following is a list of each variable life insurance product funded through the Account.

RiverSource Succession Select® Variable Life Insurance (Succession Select)*

RiverSource® Variable Second-To-Die Life Insurance (V2D)*

RiverSource® Variable Universal Life Insurance (VUL)*

RiverSource® Variable Universal Life Insurance III (VUL III)*

RiverSource® Variable Universal Life IV (VUL IV)*

RiverSource® Variable Universal Life IV – Estate Series (VUL IV – ES)*

RiverSource® Variable Universal Life 5 (VUL 5)*

RiverSource® Variable Universal Life 5 – Estate Series (VUL 5 – ES)*

RiverSource® Variable Universal Life 6 Insurance (VUL 6)

RiverSource® Survivorship Variable Universal Life Insurance (SVUL)

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2024, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl A	AB VPS Large Cap Growth Portfolio (Class A)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B)
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Opp, Cl 1	Allspring VT Opportunity Fund – Class 1
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 1	Allspring VT Small Cap Growth Fund – Class 1
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
ALPS Alerian Engy Infr, Class I	ALPS/Alerian Energy Infrastructure Portfolio: Class I
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
BlackRock Global Alloc, Cl I	BlackRock Global Allocation V.I. Fund (Class I)
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 1	Columbia Variable Portfolio – Balanced Fund (Class 1)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 1	Columbia Variable Portfolio – Commodity Strategy Fund (Class 1)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 1	Columbia Variable Portfolio – Contrarian Core Fund (Class 1)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 1	Columbia Variable Portfolio – Disciplined Core Fund (Class 1)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 1	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 1)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	141

Division	Fund
Col VP Emerg Mkts Bond, Cl 1	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 1)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 1	Columbia Variable Portfolio – Emerging Markets Fund (Class 1)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 1	Columbia Variable Portfolio – Global Strategic Income Fund (Class 1)(1) (renamed to Columbia Variable Portfolio – Corporate Bond Fund (Class 1) effective sometime during the second quarter of 2025)
Col VP Global Strategic Inc, Cl 2	Columbia Variable Portfolio – Global Strategic Income Fund (Class 2) (renamed to Columbia Variable Portfolio – Corporate Bond Fund (Class 2) effective sometime during the second quarter of 2025)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (renamed to Columbia Variable Portfolio – Corporate Bond Fund (Class 3) effective sometime during the second quarter of 2025)
Col VP Govt Money Mkt, Cl 1	Columbia Variable Portfolio – Government Money Market Fund (Class 1)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 1	Columbia Variable Portfolio – High Yield Bond Fund (Class 1)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 1	Columbia Variable Portfolio – Income Opportunities Fund (Class 1)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 1	Columbia Variable Portfolio – Intermediate Bond Fund (Class 1)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 1	Columbia Variable Portfolio – Large Cap Growth Fund (Class 1)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 1	Columbia Variable Portfolio – Large Cap Index Fund (Class 1)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 1	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 1)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 1	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 1)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Overseas Core, Cl 1	Columbia Variable Portfolio – Overseas Core Fund (Class 1)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 1	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 1)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 1	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 1)
Col VP Select Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 1	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 1)
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 1	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 1)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Sel Gbl Tech, Cl 1	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 1)
Col VP Sel Gbl Tech, Cl 2	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)
Col VP Strategic Inc, Cl 1	Columbia Variable Portfolio – Strategic Income Fund (Class 1)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 1	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1
CTIVP AC Div Bond, Cl 1	CTIVP® – American Century Diversified Bond Fund (Class 1)

142	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Division	Fund
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP CenterSquare Real Est, Cl 1	CTIVP® – CenterSquare Real Estate Fund (Class 1)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP MFS Val, Cl 1	CTIVP® – MFS® Value Fund (Class 1) (renamed to CTIVP® – Wellington Large Cap Value Fund (Class 1) effective sometime during the second quarter of 2025)
CTIVP MFS Val, Cl 2	CTIVP® – MFS® Value Fund (Class 2) (renamed to CTIVP® – Wellington Large Cap Value Fund (Class 2) effective sometime during the second quarter of 2025)
CTIVP Prin Blue Chip Gro, Cl 1	CTIVP® – Principal Blue Chip Growth Fund (Class 1) (renamed to CTIVP® – Principal Large Cap Growth Fund (Class 1) effective sometime during the second quarter of 2025)
CTIVP Prin Blue Chip Gro, Cl 2	CTIVP® – Principal Blue Chip Growth Fund (Class 2) (renamed to CTIVP® – Principal Large Cap Growth Fund (Class 2) effective sometime during the second quarter of 2025)
CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 1)
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 1	CTIVP® – TCW Core Plus Bond Fund (Class 1)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 1	CTIVP® – Victory Sycamore Established Value Fund (Class 1)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP Westfield Mid Cap Gro, Cl 1	CTIVP® – Westfield Mid Cap Growth Fund (Class 1)
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
CTIVP Westfield Sel Lg Cp Gr, Cl 1	CTIVP® – Westfield Select Large Cap Growth Fund (Class 1) (previously CTIVP® – Morgan Stanley Advantage Fund (Class 1))
CTIVP Westfield Sel Lg Cp Gr, Cl 2	CTIVP® – Westfield Select Large Cap Growth Fund (Class 2) (previously CTIVP® – Morgan Stanley Advantage Fund (Class 2))
CVT EAFE Intl Index, Cl F	CVT EAFE International Index Portfolio – Class F (previously Calvert VP EAFE International Index Portfolio – Class F)
CVT EAFE Intl Index, Cl I	CVT EAFE International Index Portfolio – Class I (previously Calvert VP EAFE International Index Portfolio – Class I)
CVT Nasdaq 100 Index, Cl F	CVT Nasdaq 100 Index Portfolio – Class F (previously Calvert VP Nasdaq 100 Index Portfolio – Class F)
CVT Nasdaq 100 Index, Cl I	CVT Nasdaq 100 Index Portfolio – Class I (previously Calvert VP Nasdaq 100 Index Portfolio – Class I)
CVT Russ 2000 Sm Cap Ind, Cl F	CVT Russell 2000® Small Cap Index Portfolio – Class F (previously Calvert VP Russell 2000® Small Cap Index Portfolio – Class F)
CVT Russ 2000 Sm Cap Ind, Cl I	CVT Russell 2000® Small Cap Index Portfolio – Class I (previously Calvert VP Russell 2000® Small Cap Index Portfolio – Class I)
DWS Alt Asset Alloc VIP, Cl A	DWS Alternative Asset Allocation VIP, Class A
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
EV VT Floating-Rate Inc, Inst Cl	Eaton Vance VT Floating-Rate Income Fund – Institutional Class(1),(10)
Fid VIP Contrafund, Init Cl	Fidelity® VIP ContrafundSM Portfolio Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Emer Mkts, Init Cl	Fidelity® VIP Emerging Markets Portfolio Initial Class(1)
Fid VIP Energy, Init Cl	Fidelity® VIP Energy Portfolio Initial Class(1)
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Gro Opp, Init Cl	Fidelity® VIP Growth Opportunities Portfolio Initial Class(1)
Fid VIP Invest Gr, Init Cl	Fidelity® VIP Investment Grade Bond Portfolio Initial Class(1)
Fid VIP Mid Cap, Init Cl	Fidelity® VIP Mid Cap Portfolio Initial Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Init Cl	Fidelity® VIP Strategic Income Portfolio Initial Class
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 1	Franklin Income VIP Fund – Class 1

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	143

Division	Fund
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 1	Franklin Mutual Shares VIP Fund – Class 1
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 1	Franklin Small Cap Value VIP Fund – Class 1
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares(2)
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser I	Invesco V.I. Balanced-Risk Allocation Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Global, Ser I	Invesco V.I. Global Fund, Series I Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser I	Invesco V.I. Global Strategic Income Fund, Series I Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Mn St Sm Cap, Ser I	Invesco V.I. Main Street Small Cap Fund®, Series I Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Tech, Ser II	Invesco V.I. Technology Fund, Series II Shares
Janus Henderson VIT Bal, Inst	Janus Henderson VIT Balanced Portfolio: Institutional Shares
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flexible Bond Portfolio: Institutional Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Inst	Janus Henderson VIT Research Portfolio: Institutional Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Inv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Investor Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
Lord Abt Bond Debenture, Cl VC	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC(1)
LVIP AC Intl, Serv Cl	LVIP American Century International Fund, Service Class(3)
LVIP AC Intl, Std Cl II	LVIP American Century International Fund, Standard Class II(4)
LVIP AC Mid Cap Val, Std Cl II	LVIP American Century Mid Cap Value Fund, Standard Class II(1)(5)
LVIP AC Val, Serv Cl	LVIP American Century Value Fund, Service Class(6)
LVIP AC Val, Std Cl II	LVIP American Century Value Fund, Standard Class II(7)
Mac VIP Asset Strategy, Serv Cl	Macquarie VIP Asset Strategy Series – Service Class (previously Delaware Ivy VIP Asset Strategy, Class II)
Mac VIP Asset Strategy, Std Cl	Macquarie VIP Asset Strategy Series – Standard Class(1) (previously Delaware Ivy VIP Asset Strategy, Class I)
Mac VIP Intl Core Eq, Std Cl	Macquarie VIP International Core Equity Series – Standard Class(8) (previously Delaware Ivy VIP International Core Equity – Class I)
MFS Gbl Real Est, Init Cl	MFS® Global Real Estate Portfolio – Initial Class(1)
MFS Intl Gro, Init Cl	MFS® International Growth Portfolio – Initial Class(1)
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Init Cl	MFS® Utilities Series – Initial Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl I	Morgan Stanley VIF Discovery Portfolio, Class I Shares
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
NB AMT Sus Eq, Cl I	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)
NB AMT Sus Eq, Cl S	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class

144	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Division	Fund
PIMCO VIT All Asset, Inst Cl	PIMCO VIT All Asset Portfolio, Institutional Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
PIMCO VIT Tot Return, Inst Cl	PIMCO VIT Total Return Portfolio, Institutional Class
Put VT Global Hlth Care, Cl IA	Putnam VT Global Health Care Fund – Class IA Shares
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Intl Val, Cl IA	Putnam VT International Value Fund – Class IA Shares(1)
Put VT Lg Cap Val, Cl IA	Putnam VT Large Cap Value Fund – Class IA Shares(1)
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 1	Templeton Global Bond VIP Fund – Class 1
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 1	Variable Portfolio – Aggressive Portfolio (Class 1)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 1	Variable Portfolio – Conservative Portfolio (Class 1)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Vol Conserv, Cl 1	Variable Portfolio – Managed Volatility Conservative Fund (Class 1)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 1	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 1)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 1	Variable Portfolio – Managed Volatility Growth Fund (Class 1)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 1	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 1)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 1	Variable Portfolio – Moderate Portfolio (Class 1)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 1	Variable Portfolio – Moderately Aggressive Portfolio (Class 1)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 1	Variable Portfolio – Moderately Conservative Portfolio (Class 1)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 1	Variable Portfolio – Partners Core Bond Fund (Class 1)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 1	Variable Portfolio – Partners Core Equity Fund (Class 1)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 1	Variable Portfolio – Partners International Core Equity Fund (Class 1)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2)
VP Ptnrs Intl Gro, Cl 1	Variable Portfolio – Partners International Growth Fund (Class 1)
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2)
VP Ptnrs Intl Val, Cl 1	Variable Portfolio – Partners International Value Fund (Class 1)
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 1	Variable Portfolio – Partners Small Cap Growth Fund (Class 1)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 1	Variable Portfolio – Partners Small Cap Value Fund (Class 1)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 1	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 1)
VP US Flex Gro, Cl 1	Variable Portfolio – U.S. Flexible Growth Fund (Class 1)
VP US Flex Mod Gro, Cl 1	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 1)
Wanger Acorn	Wanger Acorn (renamed to Columbia Variable Portfolio – Acorn Fund effective sometime during the second quarter of 2025)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	145

Division	Fund
Wanger Intl	Wanger International (renamed to Columbia Variable Portfolio – Acorn International Fund effective sometime during the second quarter of 2025)
WA Var Global Hi Yd Bond, Cl I	Western Asset Variable Global High Yield Bond Portfolio – Class I
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	For the period January 16, 2024 (commencement of operations) to December 31, 2024.
(2)	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares is scheduled to liquidate sometime during the second quarter of 2025.
(3)	American Century VP International, Class II reorganized into LVIP American Century International Fund, Service Class on April 26, 2024.
(4)	American Century VP International, Class I reorganized into LVIP American Century International Fund, Standard Class II on April 26, 2024.
(5)	American Century VP Mid Cap Value, Class I reorganized into LVIP American Century Mid Cap Value Fund, Standard Class II on April 26, 2024.
(6)	American Century VP Value, Class II reorganized into LVIP American Century Value Fund, Service Class on April 26, 2024.
(7)	American Century VP Value, Class I reorganized into LVIP American Century Value Fund, Standard Class II on April 26, 2024.
(8)

Delaware VIP® International Series – Standard Class merged into Delaware Ivy VIP International Core Equity – Class I on April 26, 2024. Subsequent to the merger, the fund was renamed to Macquerie VIP International Core Equity Series – Standard Class.

(9)	For the period April 26, 2024 (commencement of operations) to December 31, 2024.
(10)	See Note 9 in the Notes to Financial Statements.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the variable life insurance policies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the trade date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2024.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

146	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Segment Reporting

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The standard was adopted on January 1, 2024. The adoption of the standard did not have an impact on the statement of assets and liabilities, the statement of operations or the statement of changes in net assets, as the standard is disclosure-related only.

The Chairman and President and Chief Executive Officer of RiverSource Life Insurance Co. of New York acts as the Account’s chief operating decision maker (“CODM”) in assessing performance and making decisions about resource allocation. The CODM has determined that the Account has a single operating segment because the CODM monitors net income, investment performance and overall operating results of the Account as a whole in making decisions about resource allocation. The financial information provided to and reviewed by the CODM is consistent with that presented within the Account’s financial statements.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
Succession Select	0.45% or 0.90% (depending on the policy selected)
V2D	0.90%
VUL	0.90%
VUL III	0.45% or 0.90% (depending on the policy selected)
VUL IV	0.30%, 0.45% or 0.90% (depending on the policy selected)
VUL IV – ES	0.20%, 0.30% or 0.90% (depending on the policy selected)
VUL 5	0.00%
VUL 5 – ES	0.00%
VUL 6	0.00%
SVUL	0.00%

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge a death benefit guarantee charge or a no lapse guarantee charge.

5. SURRENDER CHARGES

RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the issuance of the policy. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	147

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7. INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2024 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$6
AB VPS Intl Val, Cl B	545,474
AB VPS Lg Cap Gro, Cl A	591,691
AB VPS Lg Cap Gro, Cl B	874,074
AB VPS Relative Val, Cl B	706,762
Allspg VT Index Asset Alloc, Cl 2	220,627
Allspg VT Opp, Cl 1	8,740
Allspg VT Opp, Cl 2	314,878
Allspg VT Sm Cap Gro, Cl 1	91,905
Allspg VT Sm Cap Gro, Cl 2	377,085
ALPS Alerian Engy Infr, Class I	26,002
ALPS Alerian Engy Infr, Class III	161,940
BlackRock Global Alloc, Cl I	109,443
BlackRock Global Alloc, Cl III	118,964
Calvert VP SRI Bal, Cl I	268,604
Col VP Bal, Cl 1	811,393
Col VP Bal, Cl 3	1,049,790
Col VP Commodity Strategy, Cl 1	17,024
Col VP Commodity Strategy, Cl 2	4,816
Col VP Contrarian Core, Cl 1	106,789
Col VP Contrarian Core, Cl 2	89,638
Col VP Disciplined Core, Cl 1	98,440
Col VP Disciplined Core, Cl 2	16,404
Col VP Disciplined Core, Cl 3	538,485
Col VP Divd Opp, Cl 1	397,259
Col VP Divd Opp, Cl 2	71,646
Col VP Divd Opp, Cl 3	1,572,137
Col VP Emerg Mkts Bond, Cl 1	7,186
Col VP Emerg Mkts Bond, Cl 2	1,920
Col VP Emer Mkts, Cl 1	33,565
Col VP Emer Mkts, Cl 2	29,557
Col VP Emer Mkts, Cl 3	224,441
Col VP Global Strategic Inc, Cl 1	7,160
Col VP Global Strategic Inc, Cl 2	7,192
Col VP Global Strategic Inc, Cl 3	366,529
Col VP Govt Money Mkt, Cl 1	263,635
Col VP Govt Money Mkt, Cl 2	143,889
Col VP Govt Money Mkt, Cl 3	1,988,429
Col VP Hi Yield Bond, Cl 1	112,162
Col VP Hi Yield Bond, Cl 2	54,165
Col VP Hi Yield Bond, Cl 3	702,317
Col VP Inc Opp, Cl 1	6,384
Col VP Inc Opp, Cl 2	16,638
Col VP Inc Opp, Cl 3	449,778
Col VP Inter Bond, Cl 1	40,060
Col VP Inter Bond, Cl 2	38,931

Division	Purchases
Col VP Inter Bond, Cl 3	$1,286,387
Col VP Lg Cap Gro, Cl 1	714,161
Col VP Lg Cap Gro, Cl 2	42,476
Col VP Lg Cap Gro, Cl 3	503,470
Col VP Lg Cap Index, Cl 1	2,296,833
Col VP Lg Cap Index, Cl 3	2,972,787
Col VP Limited Duration Cr, Cl 1	25,469
Col VP Limited Duration Cr, Cl 2	72,810
Col VP Long Govt/Cr Bond, Cl 1	1,577
Col VP Long Govt/Cr Bond, Cl 2	532
Col VP Overseas Core, Cl 1	321,295
Col VP Overseas Core, Cl 2	26,155
Col VP Overseas Core, Cl 3	456,478
Col VP Select Lg Cap Val, Cl 1	293,113
Col VP Select Lg Cap Val, Cl 2	51,637
Col VP Select Lg Cap Val, Cl 3	36,079
Col VP Select Mid Cap Gro, Cl 1	121,764
Col VP Select Mid Cap Gro, Cl 2	11,176
Col VP Select Mid Cap Gro, Cl 3	263,393
Col VP Select Mid Cap Val, Cl 1	137,534
Col VP Select Mid Cap Val, Cl 2	10,369
Col VP Select Mid Cap Val, Cl 3	149,981
Col VP Select Sm Cap Val, Cl 1	56,105
Col VP Select Sm Cap Val, Cl 2	9,534
Col VP Select Sm Cap Val, Cl 3	96,930
Col VP Sel Gbl Tech, Cl 1	155,634
Col VP Sel Gbl Tech, Cl 2	49,454
Col VP Strategic Inc, Cl 1	67,804
Col VP Strategic Inc, Cl 2	236,916
Col VP US Govt Mtge, Cl 1	6,625
Col VP US Govt Mtge, Cl 2	1,415
Col VP US Govt Mtge, Cl 3	210,251
CS Commodity Return, Cl 1	27,749
CTIVP AC Div Bond, Cl 1	3,271
CTIVP AC Div Bond, Cl 2	7,920
CTIVP BR Gl Infl Prot Sec, Cl 1	15,614
CTIVP BR Gl Infl Prot Sec, Cl 2	3,365
CTIVP BR Gl Infl Prot Sec, Cl 3	101,681
CTIVP CenterSquare Real Est, Cl 1	12,928
CTIVP CenterSquare Real Est, Cl 2	16,633
CTIVP MFS Val, Cl 1	353,669
CTIVP MFS Val, Cl 2	13,369
CTIVP Prin Blue Chip Gro, Cl 1	21,273
CTIVP Prin Blue Chip Gro, Cl 2	30,248
CTIVP T Rowe Price LgCap Val, Cl 1	43,648
CTIVP T Rowe Price LgCap Val, Cl 2	7,728

148	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

Division	Purchases
CTIVP TCW Core Plus Bond, Cl 1	$8,998
CTIVP TCW Core Plus Bond, Cl 2	3,173
CTIVP Vty Sycamore Estb Val, Cl 1	206,183
CTIVP Vty Sycamore Estb Val, Cl 2	57,123
CTIVP Vty Sycamore Estb Val, Cl 3	69,436
CTIVP Westfield Mid Cap Gro, Cl 1	32,253
CTIVP Westfield Mid Cap Gro, Cl 2	8,399
CTIVP Westfield Sel Lg Cp Gr, Cl 1	25,861
CTIVP Westfield Sel Lg Cp Gr, Cl 2	5,157
CVT EAFE Intl Index, Cl F	18,144
CVT EAFE Intl Index, Cl I	75,176
CVT Nasdaq 100 Index, Cl F	41,411
CVT Nasdaq 100 Index, Cl I	239,508
CVT Russ 2000 Sm Cap Ind, Cl F	16,656
CVT Russ 2000 Sm Cap Ind, Cl I	67,256
DWS Alt Asset Alloc VIP, Cl A	108,381
DWS Alt Asset Alloc VIP, Cl B	53,883
EV VT Floating-Rate Inc, Init Cl	395,952
EV VT Floating-Rate Inc, Inst Cl(1)	6,173
Fid VIP Contrafund, Init Cl	1,237,944
Fid VIP Contrafund, Serv Cl 2	2,635,579
Fid VIP Emer Mkts, Init Cl	3,348
Fid VIP Energy, Init Cl	1,333
Fid VIP Gro & Inc, Serv Cl	529,368
Fid VIP Gro & Inc, Serv Cl 2	928,200
Fid VIP Gro Opp, Init Cl	269,752
Fid VIP Invest Gr, Init Cl	39,283
Fid VIP Mid Cap, Init Cl	478,089
Fid VIP Mid Cap, Serv Cl	959,939
Fid VIP Mid Cap, Serv Cl 2	1,985,054
Fid VIP Overseas, Serv Cl	308,451
Fid VIP Overseas, Serv Cl 2	403,283
Fid VIP Strategic Inc, Init Cl	318,588
Fid VIP Strategic Inc, Serv Cl 2	4,273
Frank Global Real Est, Cl 2	300,755
Frank Inc, Cl 1	21,605
Frank Inc, Cl 2	200,557
Frank Mutual Shares, Cl 1	5,342
Frank Mutual Shares, Cl 2	221,038
Frank Sm Cap Val, Cl 1	59,473
Frank Sm Cap Val, Cl 2	440,436
GS VIT Mid Cap Val, Inst	1,153,625
GS VIT Multi-Strategy Alt, Advisor	2,510
GS VIT Sm Cap Eq Insights, Inst	53,264
GS VIT U.S. Eq Insights, Inst	674,331
Invesco VI Am Fran, Ser I	10,994
Invesco VI Am Fran, Ser II	215,119
Invesco VI Bal Risk Alloc, Ser I	9,066
Invesco VI Bal Risk Alloc, Ser II	43,770
Invesco VI Comstock, Ser II	274,216
Invesco VI Core Eq, Ser I	1,255,374
Invesco VI Dis Mid Cap Gro, Ser I	53,536
Invesco VI Div Divd, Ser I	134,155
Invesco VI EQV Intl Eq, Ser II	149,554
Invesco VI Global, Ser I	145,147
Invesco VI Global, Ser II	286,047
Invesco VI Gbl Strat Inc, Ser I	16,149
Invesco VI Gbl Strat Inc, Ser II	225,216
Invesco VI Mn St Sm Cap, Ser I	194,559

Division	Purchases
Invesco VI Mn St Sm Cap, Ser II	$270,530
Invesco VI Tech, Ser I	420,563
Invesco VI Tech, Ser II	619
Janus Henderson VIT Bal, Inst	153,073
Janus Henderson VIT Bal, Serv	4,486
Janus Henderson VIT Enter, Serv	53,408
Janus Henderson VIT Flex Bd, Inst	327,208
Janus Henderson VIT Flex Bd, Serv	22,593
Janus Hend VIT Gbl Tech Innov, Srv	339,279
Janus Henderson VIT Overseas, Serv	200,183
Janus Henderson VIT Res, Inst	5,722
Janus Henderson VIT Res, Serv	199,710
Lazard Ret Global Dyn MA, Inv	5,610
Lazard Ret Global Dyn MA, Serv	2,927
Lord Abt Bond Debenture, Cl VC	24,115
LVIP AC Intl, Serv Cl	159,649
LVIP AC Intl, Std Cl II	28,588
LVIP AC Mid Cap Val, Std Cl II	26,344
LVIP AC Val, Serv Cl	590,352
LVIP AC Val, Std Cl II	460,148
Mac VIP Asset Strategy, Serv Cl	9,657
Mac VIP Asset Strategy, Std Cl	150
Mac VIP Intl Core Eq, Std Cl	76
MFS Gbl Real Est, Init Cl	77
MFS Intl Gro, Init Cl	77,853
MFS Mass Inv Gro Stock, Serv Cl	586,111
MFS New Dis, Serv Cl	333,212
MFS Utilities, Init Cl	20,485
MFS Utilities, Serv Cl	228,149
MS VIF Dis, Cl I	80,624
MS VIF Dis, Cl II	239,769
NB AMT Sus Eq, Cl I	10,652
NB AMT Sus Eq, Cl S	5,383
PIMCO VIT All Asset, Advisor Cl	72,266
PIMCO VIT All Asset, Inst Cl	7,450
PIMCO VIT Glb Man As Alloc, Adv Cl	198
PIMCO VIT Tot Return, Advisor Cl	222,041
PIMCO VIT Tot Return, Inst Cl	61,277
Put VT Global Hlth Care, Cl IA	30,960
Put VT Global Hlth Care, Cl IB	222,232
Put VT Hi Yield, Cl IB	22,876
Put VT Intl Eq, Cl IB	63,327
Put VT Intl Val, Cl IA	2,963
Put VT Lg Cap Val, Cl IA	45,103
Put VT Sus Leaders, Cl IA	242,070
Put VT Sus Leaders, Cl IB	55,247
Royce Micro-Cap, Invest Cl	200,130
Temp Global Bond, Cl 1	3,532
Temp Global Bond, Cl 2	22,168
Third Ave VST Third Ave Value	348,465
VanEck VIP Global Gold, Cl S	63,311
VP Aggr, Cl 1	2,205,600
VP Aggr, Cl 2	2,688,217
VP Aggr, Cl 4	4,133,200
VP Conserv, Cl 1	—
VP Conserv, Cl 2	372,586
VP Conserv, Cl 4	212,832
VP Man Vol Conserv, Cl 1	2,675
VP Man Vol Conserv, Cl 2	17,589

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	149

Division	Purchases
VP Man Vol Conserv Gro, Cl 1	$2,400
VP Man Vol Conserv Gro, Cl 2	233,587
VP Man Vol Gro, Cl 1	933,256
VP Man Vol Gro, Cl 2	354,737
VP Man Vol Mod Gro, Cl 1	884,568
VP Man Vol Mod Gro, Cl 2	195,308
VP Mod, Cl 1	1,435,821
VP Mod, Cl 2	3,763,899
VP Mod, Cl 4	4,350,117
VP Mod Aggr, Cl 1	4,328,872
VP Mod Aggr, Cl 2	3,243,496
VP Mod Aggr, Cl 4	5,114,628
VP Mod Conserv, Cl 1	1,823
VP Mod Conserv, Cl 2	142,791
VP Mod Conserv, Cl 4	168,061
VP Ptnrs Core Bond, Cl 1	5,238
VP Ptnrs Core Bond, Cl 2	2,327
VP Ptnrs Core Eq, Cl 1	3,371
VP Ptnrs Core Eq, Cl 2	1,176

Division	Purchases
VP Ptnrs Core Eq, Cl 3	$30,926
VP Ptnrs Intl Core Eq, Cl 1	197,261
VP Ptnrs Intl Core Eq, Cl 2	3,209
VP Ptnrs Intl Gro, Cl 1	14,425
VP Ptnrs Intl Gro, Cl 2	15,727
VP Ptnrs Intl Val, Cl 1	16,413
VP Ptnrs Intl Val, Cl 2	4,572
VP Ptnrs Sm Cap Gro, Cl 1	10,999
VP Ptnrs Sm Cap Gro, Cl 2	7,703
VP Ptnrs Sm Cap Val, Cl 1	1,684
VP Ptnrs Sm Cap Val, Cl 2	455
VP Ptnrs Sm Cap Val, Cl 3	186,739
VP US Flex Conserv Gro, Cl 1	1,857
VP US Flex Gro, Cl 1	72,563
VP US Flex Mod Gro, Cl 1	108,204
Wanger Acorn	665,280
Wanger Intl	548,236
WA Var Global Hi Yd Bond, Cl I	8,716
WA Var Global Hi Yd Bond, Cl II	1,204

(1)	See Note 9 in the Notes to Financial Statements.

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2024	—	$1.57	to	$1.33	$1	1.09%	0.00%	to	0.90%	10.43%		to	9.42%
2023	—	$1.42	to	$1.22	$0	0.61%	0.00%	to	0.90%	13.48%		to	12.46%
2022	—	$1.25	to	$1.08	$0	2.56%	0.00%	to	0.90%	(18.68%)		to	(19.40%)
2021	—	$1.54	to	$1.34	$1	1.56%	0.00%	to	0.90%	9.28%		to	8.30%
2020	—	$1.41	to	$1.24	$0	1.45%	0.00%	to	0.90%	4.87%		to	3.92%
AB VPS Intl Val, Cl B
2024	1,392	$1.42	to	$1.86	$2,555	2.27%	0.20%	to	0.90%	4.60%		to	3.86%
2023	1,463	$1.36	to	$1.79	$2,703	0.70%	0.20%	to	0.90%	14.60%		to	13.80%
2022	1,516	$1.18	to	$1.58	$2,447	4.22%	0.20%	to	0.90%	18.83	%(7)	to	(14.57%)
2021	1,523	$1.32	to	$1.84	$2,868	1.72%	0.30%	to	0.90%	10.52%		to	9.86%
2020	1,530	$1.19	to	$1.68	$2,626	1.55%	0.30%	to	0.90%	1.90%		to	1.30%
AB VPS Lg Cap Gro, Cl A
2024	404	$2.51	to	$2.51	$1,015	0.05%	0.00%	to	0.00%	25.25%		to	25.25%
2023	174	$2.00	to	$2.00	$349	—	0.00%	to	0.00%	35.13%		to	35.13%
2022	117	$1.48	to	$1.48	$173	—	0.00%	to	0.00%	(28.51%)		to	(28.51%)
2021	59	$2.07	to	$2.07	$122	—	0.00%	to	0.00%	28.97%		to	28.97%
2020	28	$1.61	to	$1.61	$46	—	0.00%	to	0.00%	35.49%		to	35.49%
AB VPS Lg Cap Gro, Cl B
2024	457	$6.57	to	$6.22	$3,401	—	0.00%	to	0.90%	24.95%		to	23.83%
2023	454	$5.26	to	$5.02	$2,799	—	0.00%	to	0.90%	34.79%		to	33.59%
2022	392	$3.90	to	$3.76	$1,723	—	0.00%	to	0.90%	(28.69%)		to	(29.33%)
2021	350	$5.47	to	$5.32	$2,208	—	0.00%	to	0.90%	28.65%		to	27.50%
2020	410	$4.25	to	$4.17	$2,022	—	0.00%	to	0.90%	35.15%		to	33.94%
AB VPS Relative Val, Cl B
2024	685	$1.38	to	$4.77	$2,616	1.24%	0.20%	to	0.90%	12.54%		to	11.75%
2023	621	$1.23	to	$4.27	$2,515	1.33%	0.20%	to	0.90%	11.50%		to	10.72%
2022	698	$1.10	to	$3.86	$2,531	1.10%	0.20%	to	0.90%	10.30	%(7)	to	(5.27%)
2021	721	$2.35	to	$4.07	$2,756	0.64%	0.30%	to	0.90%	27.45%		to	26.69%
2020	761	$1.85	to	$3.21	$2,331	1.33%	0.30%	to	0.90%	2.17%		to	1.55%

150	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Allspg VT Index Asset Alloc, Cl 2
2024	243	$1.38	to	$4.29	$594	1.31%	0.20%	to	0.90%	14.64%		to	13.83%
2023	246	$1.21	to	$3.77	$536	0.96%	0.20%	to	0.90%	16.47%		to	15.66%
2022	260	$1.04	to	$3.26	$495	0.63%	0.20%	to	0.90%	4.13	%(7)	to	(17.76%)
2021	268	$2.32	to	$3.96	$620	0.56%	0.30%	to	0.90%	15.65%		to	14.96%
2020	309	$2.01	to	$3.45	$617	0.83%	0.30%	to	0.90%	16.24%		to	15.54%
Allspg VT Opp, Cl 1
2024	12	$2.04	to	$2.04	$24	0.26%	0.00%	to	0.00%	15.35%		to	15.35%
2023	12	$1.77	to	$1.77	$21	—	0.00%	to	0.00%	26.83%		to	26.83%
2022	8	$1.40	to	$1.40	$12	—	0.00%	to	0.00%	(20.61%)		to	(20.61%)
2021	2	$1.76	to	$1.76	$3	0.23%	0.00%	to	0.00%	25.06%		to	25.06%
2020	1	$1.41	to	$1.41	$1	0.74%	0.00%	to	0.00%	21.32%		to	21.32%
Allspg VT Opp, Cl 2
2024	263	$4.12	to	$6.85	$1,342	0.05%	0.00%	to	0.90%	15.05%		to	14.01%
2023	266	$3.58	to	$6.01	$1,367	—	0.00%	to	0.90%	26.50%		to	25.37%
2022	287	$2.83	to	$4.79	$1,192	—	0.00%	to	0.90%	(20.81%)		to	(21.52%)
2021	298	$3.57	to	$6.11	$1,579	0.04%	0.00%	to	0.90%	24.78%		to	23.66%
2020	300	$2.86	to	$4.94	$1,291	0.43%	0.00%	to	0.90%	21.01%		to	19.92%
Allspg VT Sm Cap Gro, Cl 1
2024	265	$1.48	to	$1.48	$392	—	0.00%	to	0.00%	19.07%		to	19.07%
2023	225	$1.24	to	$1.24	$280	—	0.00%	to	0.00%	4.35%		to	4.35%
2022	132	$1.19	to	$1.19	$157	—	0.00%	to	0.00%	(34.30%)		to	(34.30%)
2021	46	$1.81	to	$1.81	$83	—	0.00%	to	0.00%	7.93%		to	7.93%
2020	13	$1.68	to	$1.68	$22	—	0.00%	to	0.00%	58.10%		to	58.10%
Allspg VT Sm Cap Gro, Cl 2
2024	452	$3.25	to	$6.48	$1,448	—	0.00%	to	0.90%	18.70%		to	17.63%
2023	397	$2.74	to	$5.51	$1,311	—	0.00%	to	0.90%	4.11%		to	3.18%
2022	367	$2.63	to	$5.34	$1,211	—	0.00%	to	0.90%	(34.42%)		to	(35.01%)
2021	371	$4.01	to	$8.21	$1,937	—	0.00%	to	0.90%	7.64%		to	6.68%
2020	380	$3.72	to	$7.70	$1,837	—	0.00%	to	0.90%	57.78%		to	56.37%
ALPS Alerian Engy Infr, Class I
2024	44	$2.00	to	$2.00	$89	5.13%	0.00%	to	0.00%	41.03%		to	41.03%
2023	35	$1.42	to	$1.42	$50	5.14%	0.00%	to	0.00%	14.25%		to	14.25%
2022	18	$1.24	to	$1.24	$23	10.76%	0.00%	to	0.00%	17.84%		to	17.84%
2021	2	$1.06	to	$1.06	$2	5.09%	0.00%	to	0.00%	38.25%		to	38.25%
2020	0	$0.76	to	$0.76	$0	5.30%	0.00%	to	0.00%	(24.85%)		to	(24.85%)
ALPS Alerian Engy Infr, Class III
2024	344	$1.98	to	$1.46	$543	4.00%	0.00%	to	0.90%	40.60%		to	39.33%
2023	464	$1.41	to	$1.05	$514	2.87%	0.00%	to	0.90%	13.91%		to	12.89%
2022	517	$1.24	to	$0.93	$504	4.42%	0.00%	to	0.90%	17.32%		to	16.27%
2021	464	$1.05	to	$0.80	$390	1.76%	0.00%	to	0.90%	37.78%		to	36.54%
2020	709	$0.77	to	$0.59	$432	2.76%	0.00%	to	0.90%	(25.12%)		to	(25.80%)
BlackRock Global Alloc, Cl I
2024	197	$1.48	to	$1.48	$292	0.98%	0.00%	to	0.00%	9.23%		to	9.23%
2023	140	$1.36	to	$1.36	$189	2.45%	0.00%	to	0.00%	12.83%		to	12.83%
2022	99	$1.20	to	$1.20	$119	—	0.00%	to	0.00%	(15.86%)		to	(15.86%)
2021	67	$1.43	to	$1.43	$95	1.20%	0.00%	to	0.00%	6.67%		to	6.67%
2020	19	$1.34	to	$1.34	$25	3.35%	0.00%	to	0.00%	21.01%		to	21.01%
BlackRock Global Alloc, Cl III
2024	350	$1.97	to	$1.52	$566	0.81%	0.00%	to	0.90%	8.93%		to	7.94%
2023	347	$1.81	to	$1.40	$514	2.63%	0.00%	to	0.90%	12.49%		to	11.48%
2022	318	$1.61	to	$1.26	$423	—	0.00%	to	0.90%	(16.07%)		to	(16.82%)
2021	336	$1.92	to	$1.51	$536	0.84%	0.00%	to	0.90%	6.42%		to	5.46%
2020	334	$1.80	to	$1.44	$502	1.40%	0.00%	to	0.90%	20.71%		to	19.63%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	151

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Calvert VP SRI Bal, Cl I
2024	687	$1.19	to	$3.02	$2,581	1.65%	0.00%	to	0.90%	19.12	%(8)	to	18.53%
2023	911	$1.21	to	$2.55	$2,776	1.59%	0.20%	to	0.90%	16.60%		to	15.77%
2022	917	$1.04	to	$2.20	$2,393	1.21%	0.20%	to	0.90%	4.47	%(7)	to	(16.17%)
2021	947	$2.15	to	$2.63	$2,937	1.24%	0.30%	to	0.90%	14.77%		to	14.08%
2020	691	$1.87	to	$2.30	$1,827	2.59%	0.30%	to	0.90%	14.91%		to	14.22%
Col VP Bal, Cl 1
2024	1,427	$1.79	to	$1.79	$2,555	—	0.00%	to	0.00%	14.55%		to	14.55%
2023	999	$1.56	to	$1.56	$1,561	—	0.00%	to	0.00%	21.40%		to	21.40%
2022	820	$1.29	to	$1.29	$1,056	—	0.00%	to	0.00%	(16.65%)		to	(16.65%)
2021	704	$1.54	to	$1.54	$1,087	—	0.00%	to	0.00%	14.87%		to	14.87%
2020	287	$1.34	to	$1.34	$386	—	0.00%	to	0.00%	17.77%		to	17.77%
Col VP Bal, Cl 3
2024	5,377	$2.97	to	$3.18	$18,706	—	0.00%	to	0.90%	14.43%		to	13.40%
2023	5,581	$2.59	to	$2.80	$17,115	—	0.00%	to	0.90%	21.23%		to	20.15%
2022	5,946	$2.14	to	$2.33	$15,098	—	0.00%	to	0.90%	(16.74%)		to	(17.49%)
2021	6,268	$2.57	to	$2.83	$19,187	—	0.00%	to	0.90%	14.74%		to	13.71%
2020	6,627	$2.24	to	$2.49	$17,721	—	0.00%	to	0.90%	17.59%		to	16.53%
Col VP Commodity Strategy, Cl 1
2024	44	$1.57	to	$1.57	$70	3.60%	0.00%	to	0.00%	7.24%		to	7.24%
2023	41	$1.46	to	$1.46	$59	22.73%	0.00%	to	0.00%	(6.82%)		to	(6.82%)
2022	38	$1.57	to	$1.57	$60	25.52%	0.00%	to	0.00%	19.09%		to	19.09%
2021	30	$1.32	to	$1.32	$39	0.21%	0.00%	to	0.00%	32.63%		to	32.63%
2020	11	$1.00	to	$1.00	$11	2.45%	0.00%	to	0.00%	(1.29%)		to	(1.29%)
Col VP Commodity Strategy, Cl 2
2024	42	$0.96	to	$0.96	$41	3.46%	0.00%	to	0.00%	7.09%		to	7.09%
2023	40	$0.90	to	$0.90	$36	21.97%	0.00%	to	0.00%	(7.13%)		to	(7.13%)
2022	38	$0.97	to	$0.97	$36	24.92%	0.00%	to	0.00%	18.70%		to	18.70%
2021	38	$0.81	to	$0.81	$31	—	0.00%	to	0.00%	32.01%		to	32.01%
2020	31	$0.62	to	$0.62	$19	19.21%	0.00%	to	0.00%	(1.55%)		to	(1.55%)
Col VP Contrarian Core, Cl 1
2024	190	$2.40	to	$2.40	$457	—	0.00%	to	0.00%	23.40%		to	23.40%
2023	153	$1.95	to	$1.95	$299	—	0.00%	to	0.00%	32.21%		to	32.21%
2022	105	$1.47	to	$1.47	$155	—	0.00%	to	0.00%	(18.65%)		to	(18.65%)
2021	60	$1.81	to	$1.81	$108	—	0.00%	to	0.00%	24.28%		to	24.28%
2020	21	$1.46	to	$1.46	$31	—	0.00%	to	0.00%	22.35%		to	22.35%
Col VP Contrarian Core, Cl 2
2024	84	$4.02	to	$4.02	$336	—	0.00%	to	0.00%	23.09%		to	23.09%
2023	62	$3.27	to	$3.27	$201	—	0.00%	to	0.00%	31.89%		to	31.89%
2022	51	$2.48	to	$2.48	$127	—	0.00%	to	0.00%	(18.85%)		to	(18.85%)
2021	52	$3.05	to	$3.05	$158	—	0.00%	to	0.00%	23.96%		to	23.96%
2020	49	$2.46	to	$2.46	$120	—	0.00%	to	0.00%	22.00%		to	22.00%
Col VP Disciplined Core, Cl 1
2024	139	$2.16	to	$2.16	$299	—	0.00%	to	0.00%	26.06%		to	26.06%
2023	96	$1.71	to	$1.71	$165	—	0.00%	to	0.00%	24.36%		to	24.36%
2022	74	$1.37	to	$1.37	$101	—	0.00%	to	0.00%	(18.72%)		to	(18.72%)
2021	25	$1.69	to	$1.69	$43	—	0.00%	to	0.00%	32.74%		to	32.74%
2020	0	$1.27	to	$1.27	$0	—	0.00%	to	0.00%	14.12%		to	14.12%
Col VP Disciplined Core, Cl 2
2024	118	$4.60	to	$4.60	$542	—	0.00%	to	0.00%	25.73%		to	25.73%
2023	127	$3.66	to	$3.66	$465	—	0.00%	to	0.00%	24.08%		to	24.08%
2022	123	$2.95	to	$2.95	$362	—	0.00%	to	0.00%	(18.94%)		to	(18.94%)
2021	124	$3.64	to	$3.64	$449	—	0.00%	to	0.00%	32.43%		to	32.43%
2020	121	$2.75	to	$2.75	$333	—	0.00%	to	0.00%	13.83%		to	13.83%

152	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Disciplined Core, Cl 3
2024	8,049	$1.63	to	$3.70	$32,794	—	0.20%	to	0.90%	25.65%		to	24.76%
2023	8,714	$1.30	to	$2.97	$28,607	—	0.20%	to	0.90%	23.98%		to	23.12%
2022	9,379	$1.05	to	$2.41	$25,011	—	0.20%	to	0.90%	5.12	%(7)	to	(19.56%)
2021	9,994	$3.02	to	$3.00	$32,947	—	0.30%	to	0.90%	32.17%		to	31.38%
2020	10,852	$2.29	to	$2.28	$27,201	—	0.30%	to	0.90%	13.64%		to	12.96%
Col VP Divd Opp, Cl 1
2024	309	$1.71	to	$1.71	$528	—	0.00%	to	0.00%	15.42%		to	15.42%
2023	89	$1.48	to	$1.48	$131	—	0.00%	to	0.00%	5.09%		to	5.09%
2022	79	$1.41	to	$1.41	$111	—	0.00%	to	0.00%	(1.11%)		to	(1.11%)
2021	57	$1.42	to	$1.42	$81	—	0.00%	to	0.00%	26.16%		to	26.16%
2020	10	$1.13	to	$1.13	$11	—	0.00%	to	0.00%	1.15%		to	1.15%
Col VP Divd Opp, Cl 2
2024	106	$3.05	to	$3.05	$323	—	0.00%	to	0.00%	15.12%		to	15.12%
2023	89	$2.65	to	$2.65	$236	—	0.00%	to	0.00%	4.84%		to	4.84%
2022	60	$2.53	to	$2.53	$152	—	0.00%	to	0.00%	(1.39%)		to	(1.39%)
2021	44	$2.57	to	$2.57	$113	—	0.00%	to	0.00%	25.89%		to	25.89%
2020	43	$2.04	to	$2.04	$88	—	0.00%	to	0.00%	0.90%		to	0.90%
Col VP Divd Opp, Cl 3
2024	3,114	$1.35	to	$4.96	$12,854	—	0.20%	to	0.90%	15.04%		to	14.24%
2023	3,106	$1.17	to	$4.34	$12,144	—	0.20%	to	0.90%	4.74%		to	4.02%
2022	3,286	$1.12	to	$4.18	$12,375	—	0.20%	to	0.90%	12.24	%(7)	to	(2.12%)
2021	3,425	$2.13	to	$4.27	$13,121	—	0.30%	to	0.90%	25.64%		to	24.89%
2020	3,630	$1.70	to	$3.42	$11,064	—	0.30%	to	0.90%	0.72%		to	0.12%
Col VP Emerg Mkts Bond, Cl 1
2024	35	$1.10	to	$1.10	$38	5.29%	0.00%	to	0.00%	6.39%		to	6.39%
2023	30	$1.03	to	$1.03	$31	5.72%	0.00%	to	0.00%	10.43%		to	10.43%
2022	23	$0.94	to	$0.94	$21	5.56%	0.00%	to	0.00%	(16.03%)		to	(16.03%)
2021	2	$1.11	to	$1.11	$2	4.23%	0.00%	to	0.00%	(2.20%)		to	(2.20%)
2020	0	$1.14	to	$1.14	$0	4.21%	0.00%	to	0.00%	7.43%		to	7.43%
Col VP Emerg Mkts Bond, Cl 2
2024	13	$1.33	to	$1.33	$17	4.96%	0.00%	to	0.00%	6.13%		to	6.13%
2023	12	$1.25	to	$1.25	$15	4.98%	0.00%	to	0.00%	10.02%		to	10.02%
2022	18	$1.13	to	$1.13	$20	4.21%	0.00%	to	0.00%	(16.16%)		to	(16.16%)
2021	16	$1.35	to	$1.35	$22	3.66%	0.00%	to	0.00%	(2.45%)		to	(2.45%)
2020	8	$1.39	to	$1.39	$11	3.32%	0.00%	to	0.00%	7.16%		to	7.16%
Col VP Emer Mkts, Cl 1
2024	222	$1.13	to	$1.13	$252	1.17%	0.00%	to	0.00%	5.68%		to	5.68%
2023	197	$1.07	to	$1.07	$211	0.11%	0.00%	to	0.00%	9.46%		to	9.46%
2022	171	$0.98	to	$0.98	$168	—	0.00%	to	0.00%	(32.90%)		to	(32.90%)
2021	77	$1.46	to	$1.46	$112	0.92%	0.00%	to	0.00%	(7.20%)		to	(7.20%)
2020	31	$1.58	to	$1.58	$48	0.30%	0.00%	to	0.00%	33.54%		to	33.54%
Col VP Emer Mkts, Cl 2
2024	270	$1.40	to	$1.40	$378	0.99%	0.00%	to	0.00%	5.45%		to	5.45%
2023	263	$1.33	to	$1.33	$350	—	0.00%	to	0.00%	9.19%		to	9.19%
2022	253	$1.22	to	$1.22	$308	—	0.00%	to	0.00%	(33.07%)		to	(33.07%)
2021	250	$1.82	to	$1.82	$455	0.85%	0.00%	to	0.00%	(7.47%)		to	(7.47%)
2020	235	$1.97	to	$1.97	$461	0.41%	0.00%	to	0.00%	33.17%		to	33.17%
Col VP Emer Mkts, Cl 3
2024	726	$1.21	to	$3.67	$1,855	1.14%	0.20%	to	0.90%	5.29%		to	4.55%
2023	768	$1.15	to	$3.51	$1,917	—	0.20%	to	0.90%	9.09%		to	8.33%
2022	829	$1.05	to	$3.24	$1,880	—	0.20%	to	0.90%	6.78	%(7)	to	(33.58%)
2021	848	$1.80	to	$4.88	$2,927	0.99%	0.30%	to	0.90%	(7.61%)		to	(8.16%)
2020	833	$1.95	to	$5.32	$3,231	0.55%	0.30%	to	0.90%	32.96%		to	32.17%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	153

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Global Strategic Inc, Cl 1
2024	6	$1.04	to	$1.04	$7	1.72%	0.00%	to	0.00%	4.15	%(8)	to	4.15	%(8)
Col VP Global Strategic Inc, Cl 2
2024	95	$0.99	to	$0.99	$94	3.11%	0.00%	to	0.00%	3.30%		to	3.30%
2023	93	$0.95	to	$0.95	$89	3.09%	0.00%	to	0.00%	9.47%		to	9.47%
2022	93	$0.87	to	$0.87	$81	3.07%	0.00%	to	0.00%	(13.63%)		to	(13.63%)
2021	92	$1.01	to	$1.01	$93	3.85%	0.00%	to	0.00%	1.03%		to	1.03%
2020	93	$1.00	to	$1.00	$93	4.87%	0.00%	to	0.00%	4.59%		to	4.59%
Col VP Global Strategic Inc, Cl 3
2024	941	$1.16	to	$1.76	$1,198	3.22%	0.20%	to	0.90%	3.05%		to	2.32%
2023	1,017	$1.12	to	$1.72	$1,265	3.20%	0.20%	to	0.90%	9.59%		to	8.82%
2022	1,038	$1.02	to	$1.58	$1,185	3.32%	0.20%	to	0.90%	2.78	%(7)	to	(14.38%)
2021	1,050	$1.06	to	$1.84	$1,395	3.84%	0.30%	to	0.90%	0.84%		to	0.23%
2020	1,023	$1.05	to	$1.84	$1,377	5.18%	0.30%	to	0.90%	4.37%		to	3.74%
Col VP Govt Money Mkt, Cl 1
2024	438	$1.13	to	$1.13	$497	4.85%	0.00%	to	0.00%	5.00%		to	5.00%
2023	520	$1.08	to	$1.08	$562	4.69%	0.00%	to	0.00%	4.73%		to	4.73%
2022	162	$1.03	to	$1.03	$167	1.82%	0.00%	to	0.00%	1.20%		to	1.20%
2021	44	$1.02	to	$1.02	$45	0.01%	0.00%	to	0.00%	0.01%		to	0.01%
2020	3	$1.02	to	$1.02	$5	0.20%	0.00%	to	0.00%	0.30%		to	0.30%
Col VP Govt Money Mkt, Cl 2
2024	432	$1.14	to	$1.14	$495	4.58%	0.00%	to	0.00%	4.74%		to	4.74%
2023	370	$1.09	to	$1.09	$404	4.37%	0.00%	to	0.00%	4.46%		to	4.46%
2022	488	$1.05	to	$1.05	$510	1.03%	0.00%	to	0.00%	1.10%		to	1.10%
2021	476	$1.03	to	$1.03	$492	0.01%	0.00%	to	0.00%	0.02%		to	0.02%
2020	375	$1.03	to	$1.03	$387	0.10%	0.00%	to	0.00%	0.24%		to	0.24%
Col VP Govt Money Mkt, Cl 3
2024	3,377	$1.13	to	$1.13	$3,693	4.71%	0.20%	to	0.90%	4.66%		to	3.92%
2023	2,522	$1.08	to	$1.09	$2,635	4.51%	0.20%	to	0.90%	4.39%		to	3.66%
2022	2,647	$1.04	to	$1.05	$2,660	1.16%	0.20%	to	0.90%	0.96%		to	0.26%
2021	2,737	$1.03	to	$1.05	$2,734	0.01%	0.20%	to	0.90%	(0.17%)		to	(0.86%)
2020	3,622	$1.03	to	$1.06	$3,637	0.23%	0.20%	to	0.90%	0.08%		to	(0.61%)
Col VP Hi Yield Bond, Cl 1
2024	170	$1.32	to	$1.32	$225	5.85%	0.00%	to	0.00%	7.04%		to	7.04%
2023	99	$1.24	to	$1.24	$122	5.24%	0.00%	to	0.00%	12.19%		to	12.19%
2022	62	$1.10	to	$1.10	$68	5.76%	0.00%	to	0.00%	(10.54%)		to	(10.54%)
2021	22	$1.23	to	$1.23	$27	4.97%	0.00%	to	0.00%	4.98%		to	4.98%
2020	9	$1.17	to	$1.17	$11	2.20%	0.00%	to	0.00%	6.67%		to	6.67%
Col VP Hi Yield Bond, Cl 2
2024	211	$1.75	to	$1.75	$368	5.71%	0.00%	to	0.00%	6.88%		to	6.88%
2023	195	$1.64	to	$1.64	$319	5.30%	0.00%	to	0.00%	11.87%		to	11.87%
2022	193	$1.46	to	$1.46	$283	5.05%	0.00%	to	0.00%	(10.78%)		to	(10.78%)
2021	189	$1.64	to	$1.64	$310	4.84%	0.00%	to	0.00%	4.79%		to	4.79%
2020	185	$1.56	to	$1.56	$290	5.62%	0.00%	to	0.00%	6.31%		to	6.31%
Col VP Hi Yield Bond, Cl 3
2024	996	$1.22	to	$3.43	$2,584	5.66%	0.20%	to	0.90%	6.74%		to	5.98%
2023	1,051	$1.14	to	$3.24	$2,638	5.42%	0.20%	to	0.90%	11.86%		to	11.08%
2022	1,041	$1.02	to	$2.92	$2,419	5.10%	0.20%	to	0.90%	2.27	%(7)	to	(11.50%)
2021	1,113	$1.53	to	$3.30	$2,890	4.98%	0.30%	to	0.90%	4.55%		to	3.92%
2020	1,091	$1.46	to	$3.17	$2,798	5.76%	0.30%	to	0.90%	6.23%		to	5.59%
Col VP Inc Opp, Cl 1
2024	21	$1.29	to	$1.29	$27	5.46%	0.00%	to	0.00%	5.90%		to	5.90%
2023	18	$1.22	to	$1.22	$22	5.21%	0.00%	to	0.00%	11.56%		to	11.56%
2022	17	$1.09	to	$1.09	$18	5.62%	0.00%	to	0.00%	(10.01%)		to	(10.01%)
2021	15	$1.21	to	$1.21	$18	9.06%	0.00%	to	0.00%	4.50%		to	4.50%
2020	15	$1.16	to	$1.16	$17	0.05%	0.00%	to	0.00%	5.90%		to	5.90%

154	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inc Opp, Cl 2
2024	53	$1.68	to	$1.68	$89	5.28%	0.00%	to	0.00%	5.71%		to	5.71%
2023	50	$1.59	to	$1.59	$80	5.57%	0.00%	to	0.00%	11.36%		to	11.36%
2022	31	$1.43	to	$1.43	$44	4.99%	0.00%	to	0.00%	(10.22%)		to	(10.22%)
2021	20	$1.59	to	$1.59	$31	7.51%	0.00%	to	0.00%	4.14%		to	4.14%
2020	24	$1.53	to	$1.53	$36	4.49%	0.00%	to	0.00%	5.67%		to	5.67%
Col VP Inc Opp, Cl 3
2024	622	$1.20	to	$2.43	$1,256	5.52%	0.20%	to	0.90%	5.69%		to	4.94%
2023	534	$1.14	to	$2.32	$1,083	5.04%	0.20%	to	0.90%	11.29%		to	10.51%
2022	536	$1.02	to	$2.10	$1,015	5.25%	0.20%	to	0.90%	2.16	%(7)	to	(11.02%)
2021	554	$1.50	to	$2.36	$1,182	8.90%	0.30%	to	0.90%	4.16%		to	3.54%
2020	570	$1.44	to	$2.28	$1,181	4.67%	0.30%	to	0.90%	5.42%		to	4.79%
Col VP Inter Bond, Cl 1
2024	107	$1.08	to	$1.08	$116	5.17%	0.00%	to	0.00%	1.97%		to	1.97%
2023	82	$1.06	to	$1.06	$87	2.48%	0.00%	to	0.00%	6.34%		to	6.34%
2022	56	$1.00	to	$1.00	$56	3.29%	0.00%	to	0.00%	(17.06%)		to	(17.06%)
2021	40	$1.21	to	$1.21	$48	3.30%	0.00%	to	0.00%	(0.24%)		to	(0.24%)
2020	24	$1.21	to	$1.21	$29	1.31%	0.00%	to	0.00%	12.58%		to	12.58%
Col VP Inter Bond, Cl 2
2024	54	$1.21	to	$1.21	$66	4.92%	0.00%	to	0.00%	1.73%		to	1.73%
2023	46	$1.19	to	$1.19	$55	2.13%	0.00%	to	0.00%	6.08%		to	6.08%
2022	37	$1.12	to	$1.12	$42	2.44%	0.00%	to	0.00%	(17.22%)		to	(17.22%)
2021	49	$1.36	to	$1.36	$66	3.01%	0.00%	to	0.00%	(0.58%)		to	(0.58%)
2020	48	$1.37	to	$1.37	$65	2.62%	0.00%	to	0.00%	12.28%		to	12.28%
Col VP Inter Bond, Cl 3
2024	3,644	$1.09	to	$1.85	$5,767	4.73%	0.20%	to	0.90%	1.64%		to	0.93%
2023	3,460	$1.08	to	$1.83	$5,536	2.20%	0.20%	to	0.90%	5.98%		to	5.24%
2022	3,592	$1.02	to	$1.74	$5,476	3.08%	0.20%	to	0.90%	1.80	%(7)	to	(17.91%)
2021	3,718	$1.37	to	$2.12	$6,924	3.19%	0.30%	to	0.90%	(0.65%)		to	(1.25%)
2020	3,859	$1.38	to	$2.15	$7,336	2.77%	0.30%	to	0.90%	12.11%		to	11.44%
Col VP Lg Cap Gro, Cl 1
2024	1,064	$2.68	to	$2.68	$2,849	—	0.00%	to	0.00%	31.33%		to	31.33%
2023	829	$2.04	to	$2.04	$1,690	—	0.00%	to	0.00%	43.16%		to	43.16%
2022	514	$1.42	to	$1.42	$731	—	0.00%	to	0.00%	(31.38%)		to	(31.38%)
2021	167	$2.07	to	$2.07	$346	—	0.00%	to	0.00%	28.73%		to	28.73%
2020	58	$1.61	to	$1.61	$94	—	0.00%	to	0.00%	34.74%		to	34.74%
Col VP Lg Cap Gro, Cl 2
2024	109	$5.88	to	$5.88	$640	—	0.00%	to	0.00%	31.01%		to	31.01%
2023	105	$4.49	to	$4.49	$470	—	0.00%	to	0.00%	42.77%		to	42.77%
2022	95	$3.15	to	$3.15	$298	—	0.00%	to	0.00%	(31.53%)		to	(31.53%)
2021	85	$4.59	to	$4.59	$392	—	0.00%	to	0.00%	28.35%		to	28.35%
2020	73	$3.58	to	$3.58	$261	—	0.00%	to	0.00%	34.41%		to	34.41%
Col VP Lg Cap Gro, Cl 3
2024	693	$1.89	to	$3.79	$3,746	—	0.20%	to	0.90%	30.93%		to	30.01%
2023	703	$1.45	to	$2.91	$3,402	—	0.20%	to	0.90%	42.66%		to	41.67%
2022	761	$1.01	to	$2.06	$2,585	—	0.20%	to	0.90%	2.68	%(7)	to	(32.06%)
2021	809	$3.90	to	$3.03	$3,968	—	0.30%	to	0.90%	28.15%		to	27.39%
2020	928	$3.04	to	$2.38	$3,407	—	0.30%	to	0.90%	34.16%		to	33.36%
Col VP Lg Cap Index, Cl 1
2024	3,730	$2.28	to	$2.28	$8,512	—	0.00%	to	0.00%	24.70%		to	24.70%
2023	2,812	$1.83	to	$1.83	$5,146	—	0.00%	to	0.00%	25.96%		to	25.96%
2022	1,730	$1.45	to	$1.45	$2,514	—	0.00%	to	0.00%	(18.34%)		to	(18.34%)
2021	791	$1.78	to	$1.78	$1,407	—	0.00%	to	0.00%	28.39%		to	28.39%
2020	261	$1.39	to	$1.39	$361	—	0.00%	to	0.00%	18.03%		to	18.03%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	155

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Index, Cl 3
2024	2,986	$4.83	to	$4.91	$16,441	—	0.00%	to	0.90%	24.54%		to	23.42%
2023	3,051	$3.88	to	$3.98	$14,291	—	0.00%	to	0.90%	25.81%		to	24.69%
2022	3,028	$3.08	to	$3.19	$11,465	—	0.00%	to	0.90%	(18.45%)		to	(19.18%)
2021	3,012	$3.78	to	$3.95	$14,197	—	0.00%	to	0.90%	28.22%		to	27.07%
2020	3,144	$2.95	to	$3.11	$11,530	—	0.00%	to	0.90%	17.90%		to	16.85%
Col VP Limited Duration Cr, Cl 1
2024	38	$1.17	to	$1.17	$44	4.54%	0.00%	to	0.00%	4.75%		to	4.75%
2023	20	$1.12	to	$1.12	$22	3.31%	0.00%	to	0.00%	6.89%		to	6.89%
2022	17	$1.05	to	$1.05	$18	0.75%	0.00%	to	0.00%	(6.08%)		to	(6.08%)
2021	9	$1.12	to	$1.12	$11	0.21%	0.00%	to	0.00%	(0.60%)		to	(0.60%)
2020	—	$1.12	to	$1.12	$0	2.71%	0.00%	to	0.00%	5.90%		to	5.90%
Col VP Limited Duration Cr, Cl 2
2024	795	$1.25	to	$1.06	$883	3.62%	0.00%	to	0.90%	4.63%		to	3.69%
2023	820	$1.20	to	$1.03	$875	2.34%	0.00%	to	0.90%	6.66%		to	5.70%
2022	1,388	$1.12	to	$0.97	$1,459	0.39%	0.00%	to	0.90%	(6.36%)		to	(7.20%)
2021	636	$1.20	to	$1.05	$681	1.39%	0.00%	to	0.90%	(0.84%)		to	(1.74%)
2020	569	$1.21	to	$1.06	$617	2.40%	0.00%	to	0.90%	5.57%		to	4.62%
Col VP Long Govt/Cr Bond, Cl 1
2024	11	$0.98	to	$0.98	$10	3.92%	0.00%	to	0.00%	(4.14%)		to	(4.14%)
2023	10	$1.03	to	$1.03	$10	3.45%	0.00%	to	0.00%	6.97%		to	6.97%
2022	11	$0.96	to	$0.96	$11	3.53%	0.00%	to	0.00%	(27.55%)		to	(27.55%)
2021	3	$1.33	to	$1.33	$3	2.54%	0.00%	to	0.00%	(3.21%)		to	(3.21%)
2020	1	$1.37	to	$1.37	$1	2.75%	0.00%	to	0.00%	17.25%		to	17.25%
Col VP Long Govt/Cr Bond, Cl 2
2024	1	$1.12	to	$1.12	$1	4.91%	0.00%	to	0.00%	(4.39%)		to	(4.39%)
2023	7	$1.18	to	$1.18	$9	3.12%	0.00%	to	0.00%	6.68%		to	6.68%
2022	7	$1.10	to	$1.10	$8	2.49%	0.00%	to	0.00%	(27.70%)		to	(27.70%)
2021	6	$1.53	to	$1.53	$10	1.75%	0.00%	to	0.00%	(3.47%)		to	(3.47%)
2020	6	$1.58	to	$1.58	$10	2.69%	0.00%	to	0.00%	17.07%		to	17.07%
Col VP Overseas Core, Cl 1
2024	384	$1.37	to	$1.37	$528	3.29%	0.00%	to	0.00%	3.45%		to	3.45%
2023	170	$1.33	to	$1.33	$225	1.79%	0.00%	to	0.00%	15.64%		to	15.64%
2022	140	$1.15	to	$1.15	$161	0.61%	0.00%	to	0.00%	(14.68%)		to	(14.68%)
2021	58	$1.35	to	$1.35	$78	1.39%	0.00%	to	0.00%	9.96%		to	9.96%
2020	—	$1.22	to	$1.22	$0	1.69%	0.00%	to	0.00%	9.11%		to	9.11%
Col VP Overseas Core, Cl 2
2024	108	$1.82	to	$1.82	$197	4.10%	0.00%	to	0.00%	3.24%		to	3.24%
2023	103	$1.77	to	$1.77	$183	1.71%	0.00%	to	0.00%	15.32%		to	15.32%
2022	101	$1.53	to	$1.53	$154	0.73%	0.00%	to	0.00%	(14.90%)		to	(14.90%)
2021	94	$1.80	to	$1.80	$170	1.10%	0.00%	to	0.00%	9.74%		to	9.74%
2020	80	$1.64	to	$1.64	$132	1.46%	0.00%	to	0.00%	8.83%		to	8.83%
Col VP Overseas Core, Cl 3
2024	3,144	$1.36	to	$1.36	$4,624	4.25%	0.20%	to	0.90%	3.14%		to	2.41%
2023	3,265	$1.32	to	$1.33	$4,688	1.82%	0.20%	to	0.90%	15.24%		to	14.44%
2022	3,464	$1.14	to	$1.16	$4,341	0.79%	0.20%	to	0.90%	15.40	%(7)	to	(15.56%)
2021	3,611	$1.55	to	$1.38	$5,339	1.18%	0.30%	to	0.90%	9.55%		to	8.90%
2020	3,879	$1.41	to	$1.27	$5,232	1.56%	0.30%	to	0.90%	8.60%		to	7.95%
Col VP Select Lg Cap Val, Cl 1
2024	507	$1.77	to	$1.77	$899	—	0.00%	to	0.00%	12.87%		to	12.87%
2023	419	$1.57	to	$1.57	$659	—	0.00%	to	0.00%	5.39%		to	5.39%
2022	238	$1.49	to	$1.49	$355	—	0.00%	to	0.00%	(1.84%)		to	(1.84%)
2021	70	$1.52	to	$1.52	$106	—	0.00%	to	0.00%	26.29%		to	26.29%
2020	4	$1.20	to	$1.20	$5	—	0.00%	to	0.00%	7.08%		to	7.08%

156	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Lg Cap Val, Cl 2
2024	55	$3.68	to	$3.68	$204	—	0.00%	to	0.00%	12.58%		to	12.58%
2023	44	$3.27	to	$3.27	$146	—	0.00%	to	0.00%	5.11%		to	5.11%
2022	39	$3.11	to	$3.11	$121	—	0.00%	to	0.00%	(2.06%)		to	(2.06%)
2021	34	$3.18	to	$3.18	$107	—	0.00%	to	0.00%	25.98%		to	25.98%
2020	32	$2.52	to	$2.52	$81	—	0.00%	to	0.00%	6.81%		to	6.81%
Col VP Select Lg Cap Val, Cl 3
2024	186	$1.32	to	$3.67	$774	—	0.20%	to	0.90%	12.53%		to	11.74%
2023	264	$1.17	to	$3.29	$911	—	0.20%	to	0.90%	5.02%		to	4.29%
2022	283	$1.11	to	$3.15	$940	—	0.20%	to	0.90%	12.68	%(7)	to	(2.83%)
2021	276	$2.41	to	$3.24	$928	—	0.30%	to	0.90%	25.77%		to	25.02%
2020	264	$1.91	to	$2.59	$710	—	0.30%	to	0.90%	6.63%		to	6.00%
Col VP Select Mid Cap Gro, Cl 1
2024	266	$1.97	to	$1.97	$524	—	0.00%	to	0.00%	23.68%		to	23.68%
2023	197	$1.59	to	$1.59	$313	—	0.00%	to	0.00%	25.24%		to	25.24%
2022	160	$1.27	to	$1.27	$203	—	0.00%	to	0.00%	(30.83%)		to	(30.83%)
2021	78	$1.84	to	$1.84	$143	—	0.00%	to	0.00%	16.57%		to	16.57%
2020	52	$1.58	to	$1.58	$82	—	0.00%	to	0.00%	35.42%		to	35.42%
Col VP Select Mid Cap Gro, Cl 2
2024	31	$3.92	to	$3.92	$122	—	0.00%	to	0.00%	23.37%		to	23.37%
2023	30	$3.18	to	$3.18	$95	—	0.00%	to	0.00%	24.92%		to	24.92%
2022	27	$2.55	to	$2.55	$70	—	0.00%	to	0.00%	(31.01%)		to	(31.01%)
2021	30	$3.69	to	$3.69	$109	—	0.00%	to	0.00%	16.27%		to	16.27%
2020	28	$3.17	to	$3.17	$90	—	0.00%	to	0.00%	35.08%		to	35.08%
Col VP Select Mid Cap Gro, Cl 3
2024	296	$1.55	to	$5.40	$1,200	—	0.20%	to	0.90%	23.28%		to	22.41%
2023	256	$1.26	to	$4.41	$1,030	—	0.20%	to	0.90%	24.84%		to	23.97%
2022	220	$1.01	to	$3.56	$804	—	0.20%	to	0.90%	2.87	%(7)	to	(31.54%)
2021	245	$3.04	to	$5.20	$1,252	—	0.30%	to	0.90%	16.06%		to	15.36%
2020	244	$2.62	to	$4.51	$1,122	—	0.30%	to	0.90%	34.83%		to	34.02%
Col VP Select Mid Cap Val, Cl 1
2024	259	$1.80	to	$1.80	$465	—	0.00%	to	0.00%	12.54%		to	12.54%
2023	182	$1.60	to	$1.60	$290	—	0.00%	to	0.00%	10.30%		to	10.30%
2022	139	$1.45	to	$1.45	$201	—	0.00%	to	0.00%	(9.44%)		to	(9.44%)
2021	41	$1.60	to	$1.60	$66	—	0.00%	to	0.00%	32.33%		to	32.33%
2020	4	$1.21	to	$1.21	$5	—	0.00%	to	0.00%	7.48%		to	7.48%
Col VP Select Mid Cap Val, Cl 2
2024	51	$3.48	to	$3.48	$179	—	0.00%	to	0.00%	12.27%		to	12.27%
2023	51	$3.10	to	$3.10	$158	—	0.00%	to	0.00%	10.05%		to	10.05%
2022	47	$2.82	to	$2.82	$133	—	0.00%	to	0.00%	(9.66%)		to	(9.66%)
2021	39	$3.12	to	$3.12	$123	—	0.00%	to	0.00%	31.97%		to	31.97%
2020	35	$2.36	to	$2.36	$84	—	0.00%	to	0.00%	7.25%		to	7.25%
Col VP Select Mid Cap Val, Cl 3
2024	286	$1.34	to	$3.41	$989	—	0.20%	to	0.90%	12.18%		to	11.40%
2023	250	$1.19	to	$3.06	$906	—	0.20%	to	0.90%	9.96%		to	9.20%
2022	216	$1.08	to	$2.80	$800	—	0.20%	to	0.90%	9.03	%(7)	to	(10.37%)
2021	224	$2.35	to	$3.13	$938	—	0.30%	to	0.90%	31.74%		to	30.95%
2020	229	$1.78	to	$2.39	$726	—	0.30%	to	0.90%	7.09%		to	6.45%
Col VP Select Sm Cap Val, Cl 1
2024	105	$1.59	to	$1.59	$166	—	0.00%	to	0.00%	13.93%		to	13.93%
2023	71	$1.39	to	$1.39	$99	—	0.00%	to	0.00%	13.14%		to	13.14%
2022	47	$1.23	to	$1.23	$57	—	0.00%	to	0.00%	(14.70%)		to	(14.70%)
2021	19	$1.44	to	$1.44	$27	—	0.00%	to	0.00%	30.93%		to	30.93%
2020	6	$1.10	to	$1.10	$7	—	0.00%	to	0.00%	9.19%		to	9.19%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	157

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Sm Cap Val, Cl 2
2024	54	$3.17	to	$3.17	$170	—	0.00%	to	0.00%	13.66%		to	13.66%
2023	54	$2.79	to	$2.79	$150	—	0.00%	to	0.00%	12.85%		to	12.85%
2022	50	$2.47	to	$2.47	$123	—	0.00%	to	0.00%	(14.93%)		to	(14.93%)
2021	41	$2.90	to	$2.90	$119	—	0.00%	to	0.00%	30.62%		to	30.62%
2020	37	$2.22	to	$2.22	$82	—	0.00%	to	0.00%	8.92%		to	8.92%
Col VP Select Sm Cap Val, Cl 3
2024	275	$1.35	to	$4.39	$1,217	—	0.20%	to	0.90%	13.58%		to	12.78%
2023	270	$1.19	to	$3.89	$1,118	—	0.20%	to	0.90%	12.75%		to	11.97%
2022	254	$1.05	to	$3.48	$1,013	—	0.20%	to	0.90%	5.87	%(7)	to	(15.58%)
2021	267	$2.09	to	$4.12	$1,261	—	0.30%	to	0.90%	30.41%		to	29.63%
2020	328	$1.60	to	$3.18	$1,182	—	0.30%	to	0.90%	8.73%		to	8.08%
Col VP Sel Gbl Tech, Cl 1
2024	231	$1.59	to	$1.59	$368	—	0.00%	to	0.00%	26.91%		to	26.91%
2023	147	$1.25	to	$1.25	$184	—	0.00%	to	0.00%	45.28%		to	45.28%
2022	71	$0.86	to	$0.86	$61	—	0.00%	to	0.00%	(15.48	%)(6)	to	(15.48	%)(6)
Col VP Sel Gbl Tech, Cl 2
2024	65	$1.58	to	$1.58	$103	—	0.00%	to	0.00%	26.58%		to	26.58%
2023	33	$1.25	to	$1.25	$41	—	0.00%	to	0.00%	44.87%		to	44.87%
2022	2	$0.86	to	$0.86	$2	—	0.00%	to	0.00%	(15.57	%)(6)	to	(15.57	%)(6)
Col VP Strategic Inc, Cl 1
2024	172	$1.19	to	$1.19	$204	4.44%	0.00%	to	0.00%	4.70%		to	4.70%
2023	128	$1.13	to	$1.13	$145	3.67%	0.00%	to	0.00%	9.67%		to	9.67%
2022	92	$1.03	to	$1.03	$95	2.87%	0.00%	to	0.00%	(11.37%)		to	(11.37%)
2021	73	$1.17	to	$1.17	$85	5.75%	0.00%	to	0.00%	2.09%		to	2.09%
2020	57	$1.14	to	$1.14	$65	4.79%	0.00%	to	0.00%	6.82%		to	6.82%
Col VP Strategic Inc, Cl 2
2024	199	$1.42	to	$1.42	$284	4.73%	0.00%	to	0.00%	4.51%		to	4.51%
2023	132	$1.36	to	$1.36	$180	3.31%	0.00%	to	0.00%	9.20%		to	9.20%
2022	103	$1.25	to	$1.25	$128	2.45%	0.00%	to	0.00%	(11.52%)		to	(11.52%)
2021	110	$1.41	to	$1.41	$155	5.10%	0.00%	to	0.00%	1.63%		to	1.63%
2020	111	$1.39	to	$1.39	$154	3.36%	0.00%	to	0.00%	6.62%		to	6.62%
Col VP US Govt Mtge, Cl 1
2024	22	$1.01	to	$1.01	$22	3.67%	0.00%	to	0.00%	1.57%		to	1.57%
2023	17	$1.00	to	$1.00	$17	3.16%	0.00%	to	0.00%	5.70%		to	5.70%
2022	13	$0.94	to	$0.94	$12	2.52%	0.00%	to	0.00%	(14.14%)		to	(14.14%)
2021	6	$1.10	to	$1.10	$6	1.78%	0.00%	to	0.00%	(0.95%)		to	(0.95%)
2020	2	$1.11	to	$1.11	$2	4.40%	0.00%	to	0.00%	5.09%		to	5.09%
Col VP US Govt Mtge, Cl 2
2024	17	$1.14	to	$1.14	$19	3.11%	0.00%	to	0.00%	1.33%		to	1.33%
2023	17	$1.12	to	$1.12	$19	2.64%	0.00%	to	0.00%	5.43%		to	5.43%
2022	9	$1.06	to	$1.06	$10	2.03%	0.00%	to	0.00%	(14.32%)		to	(14.32%)
2021	5	$1.24	to	$1.24	$7	1.85%	0.00%	to	0.00%	(1.20%)		to	(1.20%)
2020	4	$1.26	to	$1.26	$6	2.43%	0.00%	to	0.00%	4.85%		to	4.85%
Col VP US Govt Mtge, Cl 3
2024	975	$1.09	to	$1.30	$1,184	3.24%	0.20%	to	0.90%	1.24%		to	0.53%
2023	982	$1.07	to	$1.29	$1,186	2.66%	0.20%	to	0.90%	5.35%		to	4.61%
2022	993	$1.02	to	$1.24	$1,145	2.02%	0.20%	to	0.90%	2.31	%(7)	to	(15.03%)
2021	1,027	$1.26	to	$1.46	$1,391	1.95%	0.30%	to	0.90%	(1.36%)		to	(1.96%)
2020	1,040	$1.27	to	$1.49	$1,435	2.43%	0.30%	to	0.90%	4.64%		to	4.01%
CS Commodity Return, Cl 1
2024	415	$0.92	to	$0.63	$364	3.07%	0.20%	to	0.90%	4.62%		to	3.88%
2023	485	$0.88	to	$0.61	$406	20.79%	0.20%	to	0.90%	(9.30%)		to	(9.93%)
2022	538	$0.97	to	$0.68	$501	15.76%	0.20%	to	0.90%	(2.05	%)(7)	to	14.99%
2021	491	$0.82	to	$0.59	$391	4.98%	0.30%	to	0.90%	27.52%		to	26.75%
2020	510	$0.64	to	$0.46	$296	5.78%	0.30%	to	0.90%	(1.77%)		to	(2.36%)

158	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP AC Div Bond, Cl 1
2024	28	$1.07	to	$1.07	$30	4.02%	0.00%	to	0.00%	1.78%		to	1.78%
2023	30	$1.05	to	$1.05	$31	3.37%	0.00%	to	0.00%	5.59%		to	5.59%
2022	31	$0.99	to	$0.99	$30	3.72%	0.00%	to	0.00%	(15.29%)		to	(15.29%)
2021	8	$1.17	to	$1.17	$9	1.74%	0.00%	to	0.00%	0.45%		to	0.45%
2020	2	$1.16	to	$1.16	$3	0.44%	0.00%	to	0.00%	8.55%		to	8.55%
CTIVP AC Div Bond, Cl 2
2024	21	$1.18	to	$1.18	$24	3.80%	0.00%	to	0.00%	1.53%		to	1.53%
2023	16	$1.16	to	$1.16	$18	3.10%	0.00%	to	0.00%	5.33%		to	5.33%
2022	16	$1.10	to	$1.10	$17	2.92%	0.00%	to	0.00%	(15.51%)		to	(15.51%)
2021	14	$1.30	to	$1.30	$18	2.31%	0.00%	to	0.00%	0.29%		to	0.29%
2020	0	$1.30	to	$1.30	$1	2.73%	0.00%	to	0.00%	8.24%		to	8.24%
CTIVP BR Gl Infl Prot Sec, Cl 1
2024	47	$1.03	to	$1.03	$48	1.91%	0.00%	to	0.00%	(0.92%)		to	(0.92%)
2023	36	$1.04	to	$1.04	$38	9.56%	0.00%	to	0.00%	4.10%		to	4.10%
2022	58	$1.00	to	$1.00	$58	2.80%	0.00%	to	0.00%	(17.51%)		to	(17.51%)
2021	45	$1.21	to	$1.21	$54	0.66%	0.00%	to	0.00%	4.56%		to	4.56%
2020	7	$1.16	to	$1.16	$8	0.69%	0.00%	to	0.00%	9.37%		to	9.37%
CTIVP BR Gl Infl Prot Sec, Cl 2
2024	16	$1.17	to	$1.17	$19	1.83%	0.00%	to	0.00%	(1.20%)		to	(1.20%)
2023	14	$1.18	to	$1.18	$17	8.11%	0.00%	to	0.00%	3.89%		to	3.89%
2022	17	$1.14	to	$1.14	$19	4.47%	0.00%	to	0.00%	(17.69%)		to	(17.69%)
2021	15	$1.38	to	$1.38	$21	0.55%	0.00%	to	0.00%	4.43%		to	4.43%
2020	16	$1.33	to	$1.33	$21	0.46%	0.00%	to	0.00%	8.97%		to	8.97%
CTIVP BR Gl Infl Prot Sec, Cl 3
2024	385	$1.06	to	$1.43	$518	1.85%	0.20%	to	0.90%	(1.25%)		to	(1.95%)
2023	400	$1.07	to	$1.46	$555	8.72%	0.20%	to	0.90%	3.75%		to	3.02%
2022	421	$1.03	to	$1.41	$568	4.44%	0.20%	to	0.90%	5.32	%(7)	to	(18.32%)
2021	437	$1.40	to	$1.73	$720	0.68%	0.30%	to	0.90%	4.17%		to	3.54%
2020	429	$1.34	to	$1.67	$682	0.56%	0.30%	to	0.90%	8.79%		to	8.14%
CTIVP CenterSquare Real Est, Cl 1
2024	57	$1.43	to	$1.43	$81	2.59%	0.00%	to	0.00%	10.34%		to	10.34%
2023	49	$1.29	to	$1.29	$64	2.17%	0.00%	to	0.00%	13.76%		to	13.76%
2022	38	$1.14	to	$1.14	$43	1.71%	0.00%	to	0.00%	(24.12%)		to	(24.12%)
2021	22	$1.50	to	$1.50	$33	1.38%	0.00%	to	0.00%	41.44%		to	41.44%
2020	16	$1.06	to	$1.06	$17	0.72%	0.00%	to	0.00%	(4.86%)		to	(4.86%)
CTIVP CenterSquare Real Est, Cl 2
2024	102	$2.04	to	$2.04	$208	2.48%	0.00%	to	0.00%	9.86%		to	9.86%
2023	115	$1.85	to	$1.85	$213	1.81%	0.00%	to	0.00%	13.56%		to	13.56%
2022	121	$1.63	to	$1.63	$197	1.33%	0.00%	to	0.00%	(24.33%)		to	(24.33%)
2021	116	$2.16	to	$2.16	$251	1.13%	0.00%	to	0.00%	41.20%		to	41.20%
2020	95	$1.53	to	$1.53	$146	4.29%	0.00%	to	0.00%	(5.19%)		to	(5.19%)
CTIVP MFS Val, Cl 1
2024	313	$1.71	to	$1.71	$534	—	0.00%	to	0.00%	11.71%		to	11.71%
2023	136	$1.53	to	$1.53	$208	—	0.00%	to	0.00%	8.04%		to	8.04%
2022	90	$1.41	to	$1.41	$127	—	0.00%	to	0.00%	(6.10%)		to	(6.10%)
2021	43	$1.51	to	$1.51	$64	—	0.00%	to	0.00%	25.43%		to	25.43%
2020	24	$1.20	to	$1.20	$29	—	0.00%	to	0.00%	3.57%		to	3.57%
CTIVP MFS Val, Cl 2
2024	87	$3.30	to	$3.30	$286	—	0.00%	to	0.00%	11.44%		to	11.44%
2023	85	$2.96	to	$2.96	$252	—	0.00%	to	0.00%	7.77%		to	7.77%
2022	69	$2.75	to	$2.75	$191	—	0.00%	to	0.00%	(6.36%)		to	(6.36%)
2021	67	$2.94	to	$2.94	$196	—	0.00%	to	0.00%	25.11%		to	25.11%
2020	65	$2.35	to	$2.35	$153	—	0.00%	to	0.00%	3.34%		to	3.34%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	159

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP Prin Blue Chip Gro, Cl 1
2024	74	$2.24	to	$2.24	$165	—	0.00%	to	0.00%	21.42%		to	21.42%
2023	64	$1.84	to	$1.84	$119	—	0.00%	to	0.00%	39.54%		to	39.54%
2022	55	$1.32	to	$1.32	$73	—	0.00%	to	0.00%	(28.00%)		to	(28.00%)
2021	38	$1.84	to	$1.84	$70	—	0.00%	to	0.00%	18.57%		to	18.57%
2020	1	$1.55	to	$1.55	$2	—	0.00%	to	0.00%	31.93%		to	31.93%
CTIVP Prin Blue Chip Gro, Cl 2
2024	22	$5.30	to	$5.30	$117	—	0.00%	to	0.00%	21.12%		to	21.12%
2023	18	$4.37	to	$4.37	$78	—	0.00%	to	0.00%	39.21%		to	39.21%
2022	17	$3.14	to	$3.14	$54	—	0.00%	to	0.00%	(28.19%)		to	(28.19%)
2021	18	$4.37	to	$4.37	$79	—	0.00%	to	0.00%	18.28%		to	18.28%
2020	17	$3.70	to	$3.70	$65	—	0.00%	to	0.00%	31.61%		to	31.61%
CTIVP T Rowe Price LgCap Val, Cl 1
2024	134	$1.71	to	$1.71	$229	—	0.00%	to	0.00%	11.94%		to	11.94%
2023	122	$1.53	to	$1.53	$187	—	0.00%	to	0.00%	9.59%		to	9.59%
2022	82	$1.40	to	$1.40	$115	—	0.00%	to	0.00%	(4.96%)		to	(4.96%)
2021	70	$1.47	to	$1.47	$103	—	0.00%	to	0.00%	25.29%		to	25.29%
2020	12	$1.17	to	$1.17	$14	—	0.00%	to	0.00%	2.67%		to	2.67%
CTIVP T Rowe Price LgCap Val, Cl 2
2024	53	$2.81	to	$2.81	$150	—	0.00%	to	0.00%	11.68%		to	11.68%
2023	52	$2.52	to	$2.52	$131	—	0.00%	to	0.00%	9.28%		to	9.28%
2022	50	$2.31	to	$2.31	$114	—	0.00%	to	0.00%	(5.17%)		to	(5.17%)
2021	40	$2.43	to	$2.43	$98	—	0.00%	to	0.00%	24.98%		to	24.98%
2020	29	$1.95	to	$1.95	$57	—	0.00%	to	0.00%	2.43%		to	2.43%
CTIVP TCW Core Plus Bond, Cl 1
2024	79	$1.06	to	$1.06	$83	3.96%	0.00%	to	0.00%	0.75%		to	0.75%
2023	83	$1.05	to	$1.05	$87	2.36%	0.00%	to	0.00%	5.92%		to	5.92%
2022	59	$0.99	to	$0.99	$58	1.16%	0.00%	to	0.00%	(14.19%)		to	(14.19%)
2021	46	$1.16	to	$1.16	$53	1.38%	0.00%	to	0.00%	(1.14%)		to	(1.14%)
2020	41	$1.17	to	$1.17	$48	3.12%	0.00%	to	0.00%	8.88%		to	8.88%
CTIVP TCW Core Plus Bond, Cl 2
2024	37	$1.14	to	$1.14	$42	3.90%	0.00%	to	0.00%	0.51%		to	0.51%
2023	36	$1.13	to	$1.13	$41	1.96%	0.00%	to	0.00%	5.54%		to	5.54%
2022	20	$1.07	to	$1.07	$21	0.87%	0.00%	to	0.00%	(14.31%)		to	(14.31%)
2021	21	$1.25	to	$1.25	$26	1.16%	0.00%	to	0.00%	(1.41%)		to	(1.41%)
2020	18	$1.27	to	$1.27	$23	2.53%	0.00%	to	0.00%	8.67%		to	8.67%
CTIVP Vty Sycamore Estb Val, Cl 1
2024	401	$1.89	to	$1.89	$758	—	0.00%	to	0.00%	9.92%		to	9.92%
2023	322	$1.72	to	$1.72	$554	—	0.00%	to	0.00%	9.92%		to	9.92%
2022	233	$1.57	to	$1.57	$365	—	0.00%	to	0.00%	(2.75%)		to	(2.75%)
2021	91	$1.61	to	$1.61	$146	—	0.00%	to	0.00%	31.90%		to	31.90%
2020	19	$1.22	to	$1.22	$23	—	0.00%	to	0.00%	8.05%		to	8.05%
CTIVP Vty Sycamore Estb Val, Cl 2
2024	135	$4.06	to	$4.06	$549	—	0.00%	to	0.00%	9.63%		to	9.63%
2023	144	$3.70	to	$3.70	$535	—	0.00%	to	0.00%	9.67%		to	9.67%
2022	133	$3.37	to	$3.37	$447	—	0.00%	to	0.00%	(3.00%)		to	(3.00%)
2021	128	$3.48	to	$3.48	$446	—	0.00%	to	0.00%	31.55%		to	31.55%
2020	130	$2.64	to	$2.64	$343	—	0.00%	to	0.00%	7.80%		to	7.80%
CTIVP Vty Sycamore Estb Val, Cl 3
2024	222	$1.32	to	$4.47	$1,113	—	0.20%	to	0.90%	9.55%		to	8.78%
2023	271	$1.21	to	$4.11	$1,248	—	0.20%	to	0.90%	9.59%		to	8.83%
2022	256	$1.10	to	$3.78	$1,135	—	0.20%	to	0.90%	10.35	%(7)	to	(3.75%)
2021	273	$2.76	to	$3.92	$1,267	—	0.30%	to	0.90%	31.35%		to	30.57%
2020	267	$2.10	to	$3.00	$919	—	0.30%	to	0.90%	7.58%		to	6.94%

160	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP Westfield Mid Cap Gro, Cl 1
2024	61	$1.97	to	$1.97	$121	—	0.00%	to	0.00%	17.49%		to	17.49%
2023	49	$1.68	to	$1.68	$82	—	0.00%	to	0.00%	25.48%		to	25.48%
2022	38	$1.34	to	$1.34	$50	—	0.00%	to	0.00%	(25.60%)		to	(25.60%)
2021	8	$1.80	to	$1.80	$14	—	0.00%	to	0.00%	16.72%		to	16.72%
2020	1	$1.54	to	$1.54	$2	—	0.00%	to	0.00%	27.50%		to	27.50%
CTIVP Westfield Mid Cap Gro, Cl 2
2024	24	$3.78	to	$3.78	$90	—	0.00%	to	0.00%	17.19%		to	17.19%
2023	22	$3.23	to	$3.23	$70	—	0.00%	to	0.00%	25.17%		to	25.17%
2022	21	$2.58	to	$2.58	$55	—	0.00%	to	0.00%	(25.79%)		to	(25.79%)
2021	23	$3.47	to	$3.47	$81	—	0.00%	to	0.00%	16.41%		to	16.41%
2020	20	$2.98	to	$2.98	$61	—	0.00%	to	0.00%	27.18%		to	27.18%
CTIVP Westfield Sel Lg Cp Gr, Cl 1
2024	117	$1.85	to	$1.85	$215	—	0.00%	to	0.00%	27.50%		to	27.50%
2023	104	$1.45	to	$1.45	$151	—	0.00%	to	0.00%	31.00%		to	31.00%
2022	85	$1.11	to	$1.11	$94	—	0.00%	to	0.00%	(41.07%)		to	(41.07%)
2021	16	$1.88	to	$1.88	$31	—	0.00%	to	0.00%	(4.11%)		to	(4.11%)
2020	4	$1.96	to	$1.96	$9	—	0.00%	to	0.00%	75.91%		to	75.91%
CTIVP Westfield Sel Lg Cp Gr, Cl 2
2024	16	$4.27	to	$4.27	$67	—	0.00%	to	0.00%	27.15%		to	27.15%
2023	21	$3.35	to	$3.35	$71	—	0.00%	to	0.00%	30.62%		to	30.62%
2022	20	$2.57	to	$2.57	$51	—	0.00%	to	0.00%	(41.21%)		to	(41.21%)
2021	21	$4.37	to	$4.37	$90	—	0.00%	to	0.00%	(4.35%)		to	(4.35%)
2020	13	$4.57	to	$4.57	$59	—	0.00%	to	0.00%	75.49%		to	75.49%
CVT EAFE Intl Index, Cl F
2024	15	$1.19	to	$1.19	$18	2.91%	0.00%	to	0.00%	2.95%		to	2.95%
2023	1	$1.15	to	$1.15	$2	3.12%	0.00%	to	0.00%	17.53%		to	17.53%
2022	—	$0.98	to	$0.98	$0	5.68%	0.00%	to	0.00%	(1.64	%)(6)	to	(1.64	%)(6)
CVT EAFE Intl Index, Cl I
2024	142	$1.19	to	$1.19	$169	3.17%	0.00%	to	0.00%	3.14%		to	3.14%
2023	88	$1.16	to	$1.16	$102	3.20%	0.00%	to	0.00%	17.77%		to	17.77%
2022	38	$0.98	to	$0.98	$38	5.16%	0.00%	to	0.00%	(1.51	%)(6)	to	(1.51	%)(6)
CVT Nasdaq 100 Index, Cl F
2024	40	$1.64	to	$1.64	$66	0.39%	0.00%	to	0.00%	24.89%		to	24.89%
2023	15	$1.31	to	$1.31	$19	0.57%	0.00%	to	0.00%	54.02%		to	54.02%
2022	—	$0.85	to	$0.85	$0	0.31%	0.00%	to	0.00%	(16.12	%)(6)	to	(16.12	%)(6)
CVT Nasdaq 100 Index, Cl I
2024	218	$1.65	to	$1.65	$361	0.42%	0.00%	to	0.00%	25.21%		to	25.21%
2023	83	$1.32	to	$1.32	$109	0.46%	0.00%	to	0.00%	54.40%		to	54.40%
2022	6	$0.85	to	$0.85	$5	0.42%	0.00%	to	0.00%	(15.98	%)(6)	to	(15.98	%)(6)
CVT Russ 2000 Sm Cap Ind, Cl F
2024	14	$1.23	to	$1.23	$17	1.48%	0.00%	to	0.00%	11.00%		to	11.00%
2023	—	$1.11	to	$1.11	$0	0.90%	0.00%	to	0.00%	16.36%		to	16.36%
2022	—	$0.95	to	$0.95	$0	1.32%	0.00%	to	0.00%	(5.66	%)(6)	to	(5.66	%)(6)
CVT Russ 2000 Sm Cap Ind, Cl I
2024	70	$1.24	to	$1.24	$87	1.57%	0.00%	to	0.00%	11.23%		to	11.23%
2023	20	$1.11	to	$1.11	$22	1.44%	0.00%	to	0.00%	16.60%		to	16.60%
2022	—	$0.95	to	$0.95	$0	1.31%	0.00%	to	0.00%	(5.55	%)(6)	to	(5.55	%)(6)
DWS Alt Asset Alloc VIP, Cl A
2024	102	$1.33	to	$1.33	$135	2.36%	0.00%	to	0.00%	5.64%		to	5.64%
2023	22	$1.25	to	$1.25	$27	5.79%	0.00%	to	0.00%	6.19%		to	6.19%
2022	10	$1.18	to	$1.18	$12	3.95%	0.00%	to	0.00%	(7.42%)		to	(7.42%)
2021	1	$1.28	to	$1.28	$2	1.99%	0.00%	to	0.00%	12.74%		to	12.74%
2020	0	$1.13	to	$1.13	$1	0.99%	0.00%	to	0.00%	5.71%		to	5.71%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	161

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
DWS Alt Asset Alloc VIP, Cl B
2024	228	$1.38	to	$1.18	$308	3.18%	0.00%	to	0.90%	5.30%		to	4.35%
2023	202	$1.31	to	$1.13	$261	6.38%	0.00%	to	0.90%	5.67%		to	4.73%
2022	207	$1.24	to	$1.08	$252	6.92%	0.00%	to	0.90%	(7.74%)		to	(8.57%)
2021	202	$1.35	to	$1.18	$265	1.64%	0.00%	to	0.90%	12.35%		to	11.34%
2020	199	$1.20	to	$1.06	$233	2.37%	0.00%	to	0.90%	5.32%		to	4.38%
EV VT Floating-Rate Inc, Init Cl
2024	889	$1.21	to	$1.63	$1,456	7.78%	0.20%	to	0.90%	7.42%		to	6.67%
2023	883	$1.13	to	$1.53	$1,426	8.20%	0.20%	to	0.90%	10.99%		to	10.22%
2022	889	$1.02	to	$1.39	$1,301	4.64%	0.20%	to	0.90%	1.54	%(7)	to	(3.61%)
2021	827	$1.25	to	$1.44	$1,253	2.90%	0.30%	to	0.90%	3.32%		to	2.70%
2020	895	$1.21	to	$1.40	$1,276	3.31%	0.30%	to	0.90%	1.69%		to	1.09%
EV VT Floating-Rate Inc, Inst Cl
2024(10)	4	$1.08	to	$1.08	$6	8.21%	0.00%	to	0.00%	7.99	%(8)	to	7.99	%(8)
Fid VIP Contrafund, Init Cl
2024	785	$2.56	to	$2.56	$2,012	0.23%	0.00%	to	0.00%	33.79%		to	33.79%
2023	367	$1.92	to	$1.92	$703	0.53%	0.00%	to	0.00%	33.45%		to	33.45%
2022	285	$1.44	to	$1.44	$409	0.74%	0.00%	to	0.00%	(26.31%)		to	(26.31%)
2021	151	$1.95	to	$1.95	$295	0.04%	0.00%	to	0.00%	27.83%		to	27.83%
2020	62	$1.52	to	$1.52	$95	0.31%	0.00%	to	0.00%	30.57%		to	30.57%
Fid VIP Contrafund, Serv Cl 2
2024	1,385	$5.06	to	$4.86	$7,880	0.03%	0.00%	to	0.90%	33.45%		to	32.25%
2023	1,340	$3.79	to	$3.68	$5,897	0.26%	0.00%	to	0.90%	33.12%		to	31.93%
2022	1,450	$2.85	to	$2.79	$4,762	0.26%	0.00%	to	0.90%	(26.49%)		to	(27.14%)
2021	1,514	$3.87	to	$3.83	$6,736	0.03%	0.00%	to	0.90%	27.51%		to	26.37%
2020	1,642	$3.04	to	$3.03	$5,736	0.08%	0.00%	to	0.90%	30.23%		to	29.07%
Fid VIP Emer Mkts, Init Cl
2024	3	$1.13	to	$1.13	$3	2.69%	0.00%	to	0.00%	16.19	%(8)	to	16.19	%(8)
Fid VIP Energy, Init Cl
2024	1	$1.06	to	$1.06	$1	4.44%	0.00%	to	0.00%	8.33	%(8)	to	8.33	%(8)
Fid VIP Gro & Inc, Serv Cl
2024	855	$7.68	to	$4.71	$5,240	1.37%	0.45%	to	0.90%	21.58%		to	21.04%
2023	906	$6.32	to	$3.89	$4,579	1.56%	0.45%	to	0.90%	18.05%		to	17.52%
2022	1,035	$5.35	to	$3.31	$4,385	1.57%	0.45%	to	0.90%	(5.45%)		to	(5.87%)
2021	1,114	$5.66	to	$3.52	$4,961	2.34%	0.45%	to	0.90%	25.20%		to	24.64%
2020	1,147	$4.52	to	$2.82	$4,071	2.06%	0.45%	to	0.90%	7.25%		to	6.77%
Fid VIP Gro & Inc, Serv Cl 2
2024	853	$1.57	to	$5.41	$2,453	1.23%	0.20%	to	0.90%	21.71%		to	20.85%
2023	866	$1.29	to	$4.48	$2,266	1.51%	0.20%	to	0.90%	18.13%		to	17.32%
2022	875	$1.09	to	$3.82	$1,993	1.52%	0.20%	to	0.90%	10.16	%(7)	to	(6.02%)
2021	876	$2.43	to	$4.06	$2,112	2.23%	0.30%	to	0.90%	25.26%		to	24.51%
2020	924	$1.94	to	$3.26	$1,780	1.93%	0.30%	to	0.90%	7.27%		to	6.63%
Fid VIP Gro Opp, Init Cl
2024	71	$1.38	to	$1.38	$99	—	0.00%	to	0.00%	38.63	%(8)	to	38.63	%(8)
Fid VIP Invest Gr, Init Cl
2024	36	$1.02	to	$1.02	$37	7.08%	0.00%	to	0.00%	2.61	%(8)	to	2.61	%(8)
Fid VIP Mid Cap, Init Cl
2024	476	$1.83	to	$1.83	$870	0.70%	0.00%	to	0.00%	17.49%		to	17.49%
2023	279	$1.55	to	$1.55	$434	0.64%	0.00%	to	0.00%	15.08%		to	15.08%
2022	242	$1.35	to	$1.35	$327	0.71%	0.00%	to	0.00%	(14.74%)		to	(14.74%)
2021	119	$1.58	to	$1.58	$189	0.79%	0.00%	to	0.00%	25.60%		to	25.60%
2020	57	$1.26	to	$1.26	$73	1.55%	0.00%	to	0.00%	18.19%		to	18.19%

162	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Mid Cap, Serv Cl
2024	916	$6.27	to	$7.44	$6,223	0.47%	0.45%	to	0.90%	16.82%		to	16.30%
2023	974	$5.37	to	$6.40	$5,693	0.51%	0.45%	to	0.90%	14.49%		to	13.98%
2022	1,062	$4.69	to	$5.61	$5,429	0.40%	0.45%	to	0.90%	(15.24%)		to	(15.62%)
2021	1,134	$5.53	to	$6.65	$6,880	0.51%	0.45%	to	0.90%	24.94%		to	24.38%
2020	1,205	$4.43	to	$5.35	$5,875	0.56%	0.45%	to	0.90%	17.51%		to	16.98%
Fid VIP Mid Cap, Serv Cl 2
2024	2,223	$3.43	to	$7.02	$5,802	0.34%	0.00%	to	0.90%	17.18%		to	16.12%
2023	2,434	$2.92	to	$6.05	$5,572	0.38%	0.00%	to	0.90%	14.80%		to	13.78%
2022	2,546	$2.55	to	$5.31	$5,126	0.27%	0.00%	to	0.90%	(14.97%)		to	(15.73%)
2021	2,636	$3.00	to	$6.30	$6,271	0.37%	0.00%	to	0.90%	25.31%		to	24.18%
2020	2,664	$2.39	to	$5.08	$5,083	0.40%	0.00%	to	0.90%	17.87%		to	16.81%
Fid VIP Overseas, Serv Cl
2024	596	$3.31	to	$2.28	$1,589	1.60%	0.45%	to	0.90%	4.48%		to	4.01%
2023	570	$3.17	to	$2.19	$1,471	0.94%	0.45%	to	0.90%	19.87%		to	19.33%
2022	605	$2.65	to	$1.84	$1,301	0.95%	0.45%	to	0.90%	(24.92%)		to	(25.26%)
2021	644	$3.52	to	$2.46	$1,833	0.44%	0.45%	to	0.90%	19.04%		to	18.50%
2020	663	$2.96	to	$2.07	$1,591	0.37%	0.45%	to	0.90%	14.98%		to	14.46%
Fid VIP Overseas, Serv Cl 2
2024	693	$1.43	to	$3.17	$1,237	1.37%	0.20%	to	0.90%	4.60%		to	3.86%
2023	708	$1.37	to	$3.05	$1,224	0.83%	0.20%	to	0.90%	19.98%		to	19.15%
2022	682	$1.14	to	$2.56	$984	0.86%	0.20%	to	0.90%	15.16	%(7)	to	(25.36%)
2021	682	$1.94	to	$3.43	$1,312	0.34%	0.30%	to	0.90%	19.03%		to	18.32%
2020	600	$1.63	to	$2.90	$977	0.20%	0.30%	to	0.90%	14.99%		to	14.30%
Fid VIP Strategic Inc, Init Cl
2024	492	$1.22	to	$1.22	$602	4.52%	0.00%	to	0.00%	6.08%		to	6.08%
2023	312	$1.15	to	$1.15	$359	5.34%	0.00%	to	0.00%	9.41%		to	9.41%
2022	178	$1.05	to	$1.05	$188	4.92%	0.00%	to	0.00%	(11.26%)		to	(11.26%)
2021	97	$1.19	to	$1.19	$115	5.17%	0.00%	to	0.00%	3.74%		to	3.74%
2020	12	$1.14	to	$1.14	$14	38.78%	0.00%	to	0.00%	7.51%		to	7.51%
Fid VIP Strategic Inc, Serv Cl 2
2024	16	$1.45	to	$1.45	$23	3.33%	0.00%	to	0.00%	5.78%		to	5.78%
2023	17	$1.37	to	$1.37	$23	4.57%	0.00%	to	0.00%	9.18%		to	9.18%
2022	15	$1.26	to	$1.26	$19	1.96%	0.00%	to	0.00%	(11.52%)		to	(11.52%)
2021	27	$1.42	to	$1.42	$38	2.59%	0.00%	to	0.00%	3.53%		to	3.53%
2020	23	$1.37	to	$1.37	$32	2.98%	0.00%	to	0.00%	7.16%		to	7.16%
Frank Global Real Est, Cl 2
2024	836	$1.21	to	$2.74	$1,802	1.85%	0.20%	to	0.90%	(0.52%)		to	(1.22%)
2023	890	$1.21	to	$2.77	$2,039	2.92%	0.20%	to	0.90%	11.21%		to	10.44%
2022	920	$1.09	to	$2.51	$1,957	2.39%	0.20%	to	0.90%	10.23	%(7)	to	(26.72%)
2021	940	$1.72	to	$3.43	$2,744	0.89%	0.30%	to	0.90%	26.41%		to	25.66%
2020	898	$1.36	to	$2.73	$2,127	3.20%	0.30%	to	0.90%	(5.67%)		to	(6.24%)
Frank Inc, Cl 1
2024	43	$1.41	to	$1.41	$61	5.08%	0.00%	to	0.00%	7.46%		to	7.46%
2023	36	$1.31	to	$1.31	$47	5.34%	0.00%	to	0.00%	8.87%		to	8.87%
2022	8	$1.21	to	$1.21	$9	3.30%	0.00%	to	0.00%	(5.24%)		to	(5.24%)
2021	2	$1.27	to	$1.27	$3	0.60%	0.00%	to	0.00%	17.01%		to	17.01%
2020	—	$1.09	to	$1.09	$0	5.91%	0.00%	to	0.00%	0.97%		to	0.97%
Frank Inc, Cl 2
2024	313	$1.84	to	$1.46	$478	5.29%	0.00%	to	0.90%	7.20%		to	6.24%
2023	310	$1.71	to	$1.38	$446	5.15%	0.00%	to	0.90%	8.62%		to	7.65%
2022	284	$1.58	to	$1.28	$375	4.85%	0.00%	to	0.90%	(5.47%)		to	(6.32%)
2021	254	$1.67	to	$1.37	$361	4.67%	0.00%	to	0.90%	16.75%		to	15.71%
2020	252	$1.43	to	$1.18	$309	6.22%	0.00%	to	0.90%	0.69%		to	(0.21%)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	163

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Mutual Shares, Cl 1
2024	21	$1.49	to	$1.49	$31	2.34%	0.00%	to	0.00%	11.50%		to	11.50%
2023	19	$1.34	to	$1.34	$25	2.04%	0.00%	to	0.00%	13.73%		to	13.73%
2022	15	$1.17	to	$1.17	$18	2.59%	0.00%	to	0.00%	(7.15%)		to	(7.15%)
2021	12	$1.26	to	$1.26	$15	3.03%	0.00%	to	0.00%	19.52%		to	19.52%
2020	22	$1.06	to	$1.06	$23	2.61%	0.00%	to	0.00%	(4.85%)		to	(4.85%)
Frank Mutual Shares, Cl 2
2024	577	$2.41	to	$3.40	$1,752	1.98%	0.00%	to	0.90%	11.27%		to	10.27%
2023	593	$2.17	to	$3.08	$1,693	1.84%	0.00%	to	0.90%	13.46%		to	12.45%
2022	679	$1.91	to	$2.74	$1,662	1.86%	0.00%	to	0.90%	(7.43%)		to	(8.26%)
2021	690	$2.06	to	$2.99	$1,850	2.89%	0.00%	to	0.90%	19.17%		to	18.10%
2020	705	$1.73	to	$2.53	$1,607	2.82%	0.00%	to	0.90%	(5.04%)		to	(5.89%)
Frank Sm Cap Val, Cl 1
2024	149	$1.66	to	$1.66	$247	1.10%	0.00%	to	0.00%	12.01%		to	12.01%
2023	143	$1.48	to	$1.48	$212	0.72%	0.00%	to	0.00%	13.02%		to	13.02%
2022	82	$1.31	to	$1.31	$108	1.20%	0.00%	to	0.00%	(9.82%)		to	(9.82%)
2021	33	$1.45	to	$1.45	$47	1.10%	0.00%	to	0.00%	25.67%		to	25.67%
2020	17	$1.16	to	$1.16	$19	1.12%	0.00%	to	0.00%	5.41%		to	5.41%
Frank Sm Cap Val, Cl 2
2024	708	$3.19	to	$6.93	$2,972	0.93%	0.00%	to	0.90%	11.71%		to	10.70%
2023	679	$2.86	to	$6.26	$2,856	0.52%	0.00%	to	0.90%	12.75%		to	11.74%
2022	661	$2.54	to	$5.60	$2,614	0.98%	0.00%	to	0.90%	(10.06%)		to	(10.87%)
2021	692	$2.82	to	$6.29	$3,092	1.00%	0.00%	to	0.90%	25.37%		to	24.24%
2020	683	$2.25	to	$5.06	$2,456	1.47%	0.00%	to	0.90%	5.19%		to	4.25%
GS VIT Mid Cap Val, Inst
2024	1,354	$1.34	to	$7.66	$6,331	1.00%	0.20%	to	0.90%	12.17%		to	11.39%
2023	1,275	$1.20	to	$6.87	$6,093	1.01%	0.20%	to	0.90%	11.20%		to	10.42%
2022	1,381	$1.08	to	$6.23	$5,910	0.68%	0.20%	to	0.90%	8.14	%(7)	to	(10.79%)
2021	1,440	$2.27	to	$6.98	$6,993	0.48%	0.30%	to	0.90%	30.56%		to	29.78%
2020	1,564	$1.74	to	$5.38	$5,804	0.62%	0.30%	to	0.90%	8.08%		to	7.43%
GS VIT Multi-Strategy Alt, Advisor
2024	35	$1.13	to	$1.03	$38	2.61%	0.00%	to	0.90%	3.11%		to	2.18%
2023	34	$1.10	to	$1.01	$36	5.67%	0.00%	to	0.90%	7.53%		to	6.57%
2022	43	$1.02	to	$0.95	$42	3.23%	0.00%	to	0.90%	(6.85%)		to	(7.68%)
2021	41	$1.10	to	$1.02	$44	1.57%	0.00%	to	0.90%	4.66%		to	3.72%
2020	40	$1.05	to	$0.99	$40	1.77%	0.00%	to	0.90%	6.58%		to	5.62%
GS VIT Sm Cap Eq Insights, Inst
2024	73	$6.82	to	$5.11	$446	0.72%	0.45%	to	0.90%	18.51%		to	17.98%
2023	110	$5.75	to	$4.33	$552	1.04%	0.45%	to	0.90%	18.74%		to	18.21%
2022	111	$4.85	to	$3.67	$467	0.32%	0.45%	to	0.90%	(19.74%)		to	(20.10%)
2021	114	$6.04	to	$4.59	$602	0.46%	0.45%	to	0.90%	23.23%		to	22.68%
2020	121	$4.90	to	$3.74	$515	0.22%	0.45%	to	0.90%	8.09%		to	7.61%
GS VIT U.S. Eq Insights, Inst
2024	537	$1.66	to	$4.76	$3,151	0.62%	0.20%	to	0.90%	28.07%		to	27.17%
2023	630	$1.29	to	$3.75	$2,924	0.70%	0.20%	to	0.90%	23.57%		to	22.70%
2022	594	$1.05	to	$3.05	$2,456	0.82%	0.20%	to	0.90%	5.39	%(7)	to	(20.46%)
2021	632	$3.08	to	$3.84	$3,232	0.81%	0.30%	to	0.90%	29.02%		to	28.25%
2020	685	$2.38	to	$2.99	$2,717	0.86%	0.30%	to	0.90%	17.19%		to	16.49%
Invesco VI Am Fran, Ser I
2024	151	$5.26	to	$4.97	$773	—	0.45%	to	0.90%	34.28%		to	33.67%
2023	164	$3.92	to	$3.72	$629	—	0.45%	to	0.90%	40.30%		to	39.67%
2022	183	$2.79	to	$2.66	$502	—	0.45%	to	0.90%	(31.42%)		to	(31.73%)
2021	194	$4.07	to	$3.90	$777	—	0.45%	to	0.90%	11.42%		to	10.92%
2020	205	$3.66	to	$3.52	$737	0.07%	0.45%	to	0.90%	41.71%		to	41.08%

164	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Am Fran, Ser II
2024	286	$1.89	to	$4.82	$1,175	—	0.20%	to	0.90%	34.29%		to	33.35%
2023	319	$1.41	to	$3.61	$995	—	0.20%	to	0.90%	40.32%		to	39.34%
2022	309	$1.01	to	$2.59	$729	—	0.20%	to	0.90%	1.87	%(7)	to	(31.91%)
2021	306	$3.48	to	$3.81	$1,053	—	0.30%	to	0.90%	11.31%		to	10.65%
2020	291	$3.13	to	$3.44	$926	—	0.30%	to	0.90%	41.57%		to	40.73%
Invesco VI Bal Risk Alloc, Ser I
2024	29	$1.24	to	$1.24	$36	6.37%	0.00%	to	0.00%	3.88%		to	3.88%
2023	25	$1.19	to	$1.19	$29	—	0.00%	to	0.00%	6.63%		to	6.63%
2022	18	$1.12	to	$1.12	$20	8.24%	0.00%	to	0.00%	(14.35%)		to	(14.35%)
2021	14	$1.30	to	$1.30	$19	3.60%	0.00%	to	0.00%	9.55%		to	9.55%
2020	10	$1.19	to	$1.19	$12	10.34%	0.00%	to	0.00%	10.22%		to	10.22%
Invesco VI Bal Risk Alloc, Ser II
2024	201	$1.51	to	$1.30	$280	6.08%	0.00%	to	0.90%	3.56%		to	2.63%
2023	189	$1.45	to	$1.27	$253	—	0.00%	to	0.90%	6.40%		to	5.45%
2022	202	$1.37	to	$1.20	$253	7.29%	0.00%	to	0.90%	(14.52%)		to	(15.28%)
2021	219	$1.60	to	$1.42	$322	3.01%	0.00%	to	0.90%	9.26%		to	8.28%
2020	207	$1.46	to	$1.31	$280	8.21%	0.00%	to	0.90%	9.99%		to	9.00%
Invesco VI Comstock, Ser II
2024	136	$1.42	to	$3.11	$533	1.70%	0.20%	to	0.90%	14.64%		to	13.83%
2023	113	$1.24	to	$2.73	$391	1.59%	0.20%	to	0.90%	11.87%		to	11.09%
2022	124	$1.11	to	$2.46	$400	1.28%	0.20%	to	0.90%	11.38	%(7)	to	(0.06%)
2021	135	$2.14	to	$2.46	$441	1.75%	0.30%	to	0.90%	32.65%		to	31.85%
2020	129	$1.62	to	$1.87	$297	2.08%	0.30%	to	0.90%	(1.38%)		to	(1.97%)
Invesco VI Core Eq, Ser I
2024	1,889	$5.54	to	$6.47	$11,978	0.69%	0.45%	to	0.90%	25.04%		to	24.48%
2023	2,031	$4.43	to	$5.19	$10,346	0.74%	0.45%	to	0.90%	22.81%		to	22.26%
2022	2,133	$3.60	to	$4.25	$8,886	0.91%	0.45%	to	0.90%	(20.90%)		to	(21.26%)
2021	2,248	$4.56	to	$5.40	$11,888	0.66%	0.45%	to	0.90%	27.17%		to	26.59%
2020	2,427	$3.58	to	$4.26	$10,146	1.35%	0.45%	to	0.90%	13.34%		to	12.83%
Invesco VI Dis Mid Cap Gro, Ser I
2024	572	$1.40	to	$1.68	$976	—	0.20%	to	0.90%	23.98%		to	23.11%
2023	637	$1.13	to	$1.36	$881	—	0.20%	to	0.90%	12.93%		to	12.14%
2022	568	$1.00	to	$1.22	$698	—	0.20%	to	0.90%	1.14	%(7)	to	(31.60%)
2021	647	$1.80	to	$1.78	$1,157	—	0.30%	to	0.90%	18.74%		to	18.03%
2020	636	$1.51	to	$1.51	$961	0.05%	0.30%	to	0.90%	51.28	%(5)	to	50.66	%(5)
Invesco VI Div Divd, Ser I
2024	376	$1.35	to	$3.05	$1,107	1.76%	0.20%	to	0.90%	12.99%		to	12.20%
2023	449	$1.19	to	$2.71	$1,167	2.07%	0.20%	to	0.90%	8.82%		to	8.07%
2022	444	$1.09	to	$2.51	$1,101	1.94%	0.20%	to	0.90%	10.06	%(7)	to	(2.56%)
2021	473	$2.05	to	$2.58	$1,171	2.15%	0.30%	to	0.90%	18.54%		to	17.83%
2020	490	$1.73	to	$2.19	$1,031	3.12%	0.30%	to	0.90%	(0.16%)		to	(0.76%)
Invesco VI EQV Intl Eq, Ser II
2024	464	$1.31	to	$1.53	$1,066	1.52%	0.20%	to	0.90%	0.14%		to	(0.56%)
2023	477	$1.31	to	$1.54	$1,110	—	0.20%	to	0.90%	17.63%		to	16.81%
2022	501	$1.11	to	$1.32	$989	1.44%	0.20%	to	0.90%	12.44	%(7)	to	(19.23%)
2021	521	$1.68	to	$1.63	$1,253	1.05%	0.30%	to	0.90%	5.29%		to	4.66%
2020	550	$1.59	to	$1.56	$1,240	2.17%	0.30%	to	0.90%	13.40%		to	12.72%
Invesco VI Global, Ser I
2024	316	$1.82	to	$1.82	$574	—	0.00%	to	0.00%	16.07%		to	16.07%
2023	319	$1.56	to	$1.56	$499	0.28%	0.00%	to	0.00%	34.74%		to	34.74%
2022	160	$1.16	to	$1.16	$185	—	0.00%	to	0.00%	(31.76%)		to	(31.76%)
2021	47	$1.70	to	$1.70	$80	—	0.00%	to	0.00%	15.49%		to	15.49%
2020	17	$1.47	to	$1.47	$25	1.74%	0.00%	to	0.00%	27.64%		to	27.64%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	165

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Global, Ser II
2024	409	$3.39	to	$3.31	$1,723	—	0.00%	to	0.90%	15.78%		to	14.74%
2023	513	$2.92	to	$2.89	$1,823	—	0.00%	to	0.90%	34.45%		to	33.25%
2022	520	$2.17	to	$2.17	$1,384	—	0.00%	to	0.90%	(31.94%)		to	(32.55%)
2021	550	$3.20	to	$3.21	$2,195	—	0.00%	to	0.90%	15.17%		to	14.14%
2020	734	$2.77	to	$2.81	$2,338	0.47%	0.00%	to	0.90%	27.34%		to	26.20%
Invesco VI Gbl Strat Inc, Ser I
2024	42	$1.05	to	$1.05	$45	3.56%	0.00%	to	0.00%	3.16%		to	3.16%
2023	30	$1.02	to	$1.02	$31	—	0.00%	to	0.00%	8.88%		to	8.88%
2022	18	$0.94	to	$0.94	$17	—	0.00%	to	0.00%	(11.46%)		to	(11.46%)
2021	5	$1.06	to	$1.06	$5	6.56%	0.00%	to	0.00%	(3.41%)		to	(3.41%)
2020	1	$1.10	to	$1.10	$2	14.11%	0.00%	to	0.00%	3.40%		to	3.40%
Invesco VI Gbl Strat Inc, Ser II
2024	949	$1.18	to	$1.49	$1,441	2.64%	0.00%	to	0.90%	2.79%		to	1.86%
2023	1,128	$1.14	to	$1.46	$1,625	—	0.00%	to	0.90%	8.60%		to	7.63%
2022	1,140	$1.05	to	$1.36	$1,533	—	0.00%	to	0.90%	(11.71%)		to	(12.51%)
2021	1,155	$1.19	to	$1.55	$1,772	4.30%	0.00%	to	0.90%	(3.56%)		to	(4.43%)
2020	1,150	$1.24	to	$1.63	$1,835	5.38%	0.00%	to	0.90%	2.99%		to	2.07%
Invesco VI Mn St Sm Cap, Ser I
2024	257	$1.77	to	$1.77	$455	—	0.00%	to	0.00%	12.68%		to	12.68%
2023	161	$1.57	to	$1.57	$253	1.24%	0.00%	to	0.00%	18.13%		to	18.13%
2022	133	$1.33	to	$1.33	$177	0.60%	0.00%	to	0.00%	(15.83%)		to	(15.83%)
2021	82	$1.58	to	$1.58	$130	0.47%	0.00%	to	0.00%	22.55%		to	22.55%
2020	42	$1.29	to	$1.29	$54	1.38%	0.00%	to	0.00%	19.93%		to	19.93%
Invesco VI Mn St Sm Cap, Ser II
2024	508	$3.75	to	$3.65	$1,999	—	0.00%	to	0.90%	12.41%		to	11.39%
2023	497	$3.33	to	$3.28	$1,803	0.95%	0.00%	to	0.90%	17.82%		to	16.77%
2022	490	$2.83	to	$2.81	$1,561	0.26%	0.00%	to	0.90%	(16.04%)		to	(16.79%)
2021	508	$3.37	to	$3.37	$1,906	0.19%	0.00%	to	0.90%	22.26%		to	21.17%
2020	521	$2.76	to	$2.78	$1,566	0.38%	0.00%	to	0.90%	19.64%		to	18.56%
Invesco VI Tech, Ser I
2024	380	$1.60	to	$7.39	$1,747	—	0.00%	to	0.90%	34.27%		to	33.06%
2023	304	$1.19	to	$5.56	$1,252	—	0.00%	to	0.90%	46.94%		to	45.63%
2022	207	$0.81	to	$3.82	$782	—	0.00%	to	0.90%	(20.38	%)(6)	to	(40.49%)
2021	185	$3.87	to	$6.41	$1,343	—	0.30%	to	0.90%	14.07%		to	13.39%
2020	188	$3.39	to	$5.65	$1,184	—	0.30%	to	0.90%	45.68%		to	44.81%
Invesco VI Tech, Ser II
2024	5	$1.59	to	$1.59	$9	—	0.00%	to	0.00%	33.85%		to	33.85%
2023	5	$1.18	to	$1.18	$6	—	0.00%	to	0.00%	46.72%		to	46.72%
2022	—	$0.81	to	$0.81	$0	—	0.00%	to	0.00%	(20.54	%)(6)	to	(20.54	%)(6)
Janus Henderson VIT Bal, Inst
2024	569	$1.71	to	$1.71	$971	2.14%	0.00%	to	0.00%	15.43%		to	15.43%
2023	498	$1.48	to	$1.48	$737	2.24%	0.00%	to	0.00%	15.41%		to	15.41%
2022	421	$1.28	to	$1.28	$540	1.32%	0.00%	to	0.00%	(16.40%)		to	(16.40%)
2021	355	$1.53	to	$1.53	$544	0.92%	0.00%	to	0.00%	17.20%		to	17.20%
2020	300	$1.31	to	$1.31	$392	6.41%	0.00%	to	0.00%	14.31%		to	14.31%
Janus Henderson VIT Bal, Serv
2024	28	$1.80	to	$1.80	$51	1.61%	0.00%	to	0.00%	15.15%		to	15.15%
2023	41	$1.56	to	$1.56	$64	1.58%	0.00%	to	0.00%	15.13%		to	15.13%
2022	55	$1.36	to	$1.36	$75	1.17%	0.00%	to	0.00%	(16.62%)		to	(16.62%)
2021	38	$1.63	to	$1.63	$61	0.70%	0.00%	to	0.00%	16.91%		to	16.91%
2020	33	$1.39	to	$1.39	$46	1.84%	0.00%	to	0.00%	14.03%		to	14.03%

166	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson VIT Enter, Serv
2024	116	$9.63	to	$4.08	$908	0.63%	0.45%	to	0.90%	14.80%		to	14.28%
2023	118	$8.39	to	$3.57	$800	0.09%	0.45%	to	0.90%	17.25%		to	16.72%
2022	123	$7.15	to	$3.06	$710	0.08%	0.45%	to	0.90%	(16.53%)		to	(16.90%)
2021	129	$8.57	to	$3.68	$890	0.24%	0.45%	to	0.90%	16.02%		to	15.50%
2020	145	$7.39	to	$3.19	$835	—	0.45%	to	0.90%	18.65%		to	18.11%
Janus Henderson VIT Flex Bd, Inst
2024	353	$1.10	to	$1.10	$388	6.36%	0.00%	to	0.00%	1.96%		to	1.96%
2023	75	$1.08	to	$1.08	$81	5.78%	0.00%	to	0.00%	5.50%		to	5.50%
2022	35	$1.02	to	$1.02	$36	4.36%	0.00%	to	0.00%	(13.66%)		to	(13.66%)
2021	3	$1.18	to	$1.18	$4	2.32%	0.00%	to	0.00%	(0.90%)		to	(0.90%)
2020	1	$1.19	to	$1.19	$1	4.52%	0.00%	to	0.00%	10.48%		to	10.48%
Janus Henderson VIT Flex Bd, Serv
2024	39	$1.21	to	$1.21	$47	4.87%	0.00%	to	0.00%	1.63%		to	1.63%
2023	22	$1.19	to	$1.19	$26	3.92%	0.00%	to	0.00%	5.29%		to	5.29%
2022	7	$1.13	to	$1.13	$8	2.08%	0.00%	to	0.00%	(13.90%)		to	(13.90%)
2021	6	$1.31	to	$1.31	$8	1.72%	0.00%	to	0.00%	(1.11%)		to	(1.11%)
2020	4	$1.32	to	$1.32	$6	2.72%	0.00%	to	0.00%	10.25%		to	10.25%
Janus Hend VIT Gbl Tech Innov, Srv
2024	291	$2.05	to	$5.49	$2,645	—	0.20%	to	0.90%	31.49%		to	30.57%
2023	312	$1.56	to	$4.21	$2,297	—	0.20%	to	0.90%	53.97%		to	52.90%
2022	326	$1.01	to	$2.75	$1,612	—	0.20%	to	0.90%	3.74	%(7)	to	(37.69%)
2021	359	$5.42	to	$4.41	$2,811	0.11%	0.30%	to	0.90%	17.39%		to	16.69%
2020	446	$4.61	to	$3.78	$2,770	—	0.30%	to	0.90%	50.28%		to	49.38%
Janus Henderson VIT Overseas, Serv
2024	697	$1.35	to	$2.34	$1,752	1.29%	0.20%	to	0.90%	5.37%		to	4.63%
2023	746	$1.28	to	$2.24	$1,822	1.43%	0.20%	to	0.90%	10.36%		to	9.60%
2022	774	$1.16	to	$2.04	$1,736	1.69%	0.20%	to	0.90%	17.25	%(7)	to	(9.65%)
2021	814	$1.50	to	$2.26	$2,015	1.03%	0.30%	to	0.90%	12.95%		to	12.27%
2020	849	$1.33	to	$2.01	$1,855	1.21%	0.30%	to	0.90%	15.67%		to	14.98%
Janus Henderson VIT Res, Inst
2024	28	$2.59	to	$2.59	$73	0.03%	0.00%	to	0.00%	35.31%		to	35.31%
2023	27	$1.91	to	$1.91	$51	0.14%	0.00%	to	0.00%	43.17%		to	43.17%
2022	23	$1.33	to	$1.33	$31	0.67%	0.00%	to	0.00%	(29.89%)		to	(29.89%)
2021	2	$1.90	to	$1.90	$4	0.11%	0.00%	to	0.00%	20.33%		to	20.33%
2020	0	$1.58	to	$1.58	$0	0.44%	0.00%	to	0.00%	32.96%		to	32.96%
Janus Henderson VIT Res, Serv
2024	128	$5.56	to	$5.17	$803	—	0.00%	to	0.90%	34.96%		to	33.74%
2023	126	$4.12	to	$3.86	$618	0.06%	0.00%	to	0.90%	42.81%		to	41.54%
2022	130	$2.88	to	$2.73	$454	—	0.00%	to	0.90%	(30.06%)		to	(30.69%)
2021	143	$4.12	to	$3.94	$697	0.02%	0.00%	to	0.90%	20.05%		to	18.97%
2020	152	$3.43	to	$3.31	$612	0.22%	0.00%	to	0.90%	32.58%		to	31.39%
Lazard Ret Global Dyn MA, Inv
2024	13	$1.23	to	$1.23	$16	—	0.00%	to	0.00%	8.64%		to	8.64%
2023	10	$1.14	to	$1.14	$12	—	0.00%	to	0.00%	11.06%		to	11.06%
2022	2	$1.02	to	$1.02	$2	0.28%	0.00%	to	0.00%	(17.28%)		to	(17.28%)
2021	1	$1.24	to	$1.24	$2	3.53%	0.00%	to	0.00%	12.16%		to	12.16%
2020	—	$1.10	to	$1.10	$0	0.77%	0.00%	to	0.00%	0.96%		to	0.96%
Lazard Ret Global Dyn MA, Serv
2024	11	$1.68	to	$1.39	$16	—	0.00%	to	0.90%	8.60%		to	7.62%
2023	12	$1.55	to	$1.29	$17	—	0.00%	to	0.90%	10.81%		to	9.82%
2022	13	$1.40	to	$1.17	$16	0.08%	0.00%	to	0.90%	(17.37%)		to	(18.11%)
2021	20	$1.69	to	$1.43	$30	2.76%	0.00%	to	0.90%	11.94%		to	10.93%
2020	30	$1.51	to	$1.29	$40	0.53%	0.00%	to	0.90%	0.81%		to	(0.10%)

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	167

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Lord Abt Bond Debenture, Cl VC
2024	20	$1.07	to	$1.07	$21	19.21%	0.00%	to	0.00%	6.93	%(8)	to	6.93	%(8)
LVIP AC Intl, Serv Cl
2024	424	$1.31	to	$2.93	$660	1.30%	0.20%	to	0.90%	2.25%		to	1.54%
2023	510	$1.29	to	$2.88	$786	1.22%	0.20%	to	0.90%	12.20%		to	11.43%
2022	505	$1.15	to	$2.59	$701	1.29%	0.20%	to	0.90%	15.50	%(7)	to	(25.54%)
2021	499	$1.87	to	$3.47	$926	0.02%	0.30%	to	0.90%	8.28%		to	7.63%
2020	507	$1.73	to	$3.23	$881	0.39%	0.30%	to	0.90%	25.28%		to	24.53%
LVIP AC Intl, Std Cl II
2024	246	$3.11	to	$1.82	$588	1.53%	0.45%	to	0.90%	2.14%		to	1.68%
2023	315	$3.05	to	$1.79	$701	1.40%	0.45%	to	0.90%	12.07%		to	11.57%
2022	335	$2.72	to	$1.60	$665	1.48%	0.45%	to	0.90%	(25.09%)		to	(25.43%)
2021	355	$3.63	to	$2.15	$928	0.16%	0.45%	to	0.90%	8.26%		to	7.78%
2020	355	$3.35	to	$2.00	$856	0.48%	0.45%	to	0.90%	25.32%		to	24.75%
LVIP AC Mid Cap Val, Std Cl II
2024	22	$1.09	to	$1.09	$24	4.52%	0.00%	to	0.00%	9.75	%(8)	to	9.75	%(8)
LVIP AC Val, Serv Cl
2024	958	$3.20	to	$4.65	$2,349	2.74%	0.00%	to	0.90%	9.29%		to	8.30%
2023	1,021	$2.93	to	$4.29	$2,353	2.21%	0.00%	to	0.90%	9.02%		to	8.05%
2022	1,156	$2.69	to	$3.97	$2,448	1.95%	0.00%	to	0.90%	0.31%		to	(0.59%)
2021	1,182	$2.68	to	$4.00	$2,521	1.60%	0.00%	to	0.90%	24.28%		to	23.17%
2020	1,206	$2.16	to	$3.24	$2,099	2.17%	0.00%	to	0.90%	0.83%		to	(0.07%)
LVIP AC Val, Std Cl II
2024	790	$1.72	to	$5.60	$3,866	2.81%	0.00%	to	0.90%	9.48%		to	8.49%
2023	875	$1.57	to	$5.16	$4,043	2.39%	0.00%	to	0.90%	9.10%		to	8.12%
2022	912	$1.44	to	$4.77	$3,973	2.10%	0.00%	to	0.90%	0.54%		to	(0.36%)
2021	918	$1.43	to	$4.79	$4,099	1.75%	0.00%	to	0.90%	24.51%		to	23.39%
2020	940	$1.15	to	$3.88	$3,445	2.31%	0.00%	to	0.90%	0.98%		to	0.07%
Mac VIP Asset Strategy, Serv Cl
2024	34	$1.72	to	$1.47	$55	1.82%	0.00%	to	0.90%	12.44%		to	11.42%
2023	37	$1.53	to	$1.32	$55	1.78%	0.00%	to	0.90%	13.94%		to	12.92%
2022	50	$1.35	to	$1.17	$63	1.60%	0.00%	to	0.90%	(14.74%)		to	(15.50%)
2021	51	$1.58	to	$1.38	$74	1.32%	0.00%	to	0.90%	10.44%		to	9.45%
2020	94	$1.43	to	$1.26	$124	1.95%	0.00%	to	0.90%	13.88%		to	12.86%
Mac VIP Asset Strategy, Std Cl
2024	0	$1.12	to	$1.12	$0	2.57%	0.00%	to	0.00%	13.40	%(8)	to	13.40	%(8)
Mac VIP Intl Core Eq, Std Cl
2024	—	$1.00	to	$1.00	$0	1.84%	0.00%	to	0.00%	(0.41	%)(9)	to	(0.41	%)(9)
MFS Gbl Real Est, Init Cl
2024	—	$0.99	to	$0.99	$0	2.19%	0.00%	to	0.00%	(0.16	%)(8)	to	(0.16	%)(8)
MFS Intl Gro, Init Cl
2024	67	$1.11	to	$1.11	$74	1.32%	0.00%	to	0.00%	11.67	%(8)	to	11.67	%(8)
MFS Mass Inv Gro Stock, Serv Cl
2024	1,101	$1.53	to	$3.04	$3,434	0.13%	0.20%	to	0.90%	15.75%		to	14.94%
2023	1,138	$1.32	to	$2.65	$3,106	0.05%	0.20%	to	0.90%	23.45%		to	22.60%
2022	1,184	$1.07	to	$2.16	$2,623	—	0.20%	to	0.90%	8.09	%(7)	to	(20.17%)
2021	1,293	$2.82	to	$2.71	$3,574	0.03%	0.30%	to	0.90%	25.28%		to	24.53%
2020	1,319	$2.25	to	$2.17	$2,917	0.22%	0.30%	to	0.90%	21.83%		to	21.10%
MFS New Dis, Serv Cl
2024	475	$1.26	to	$3.89	$1,994	—	0.20%	to	0.90%	6.22%		to	5.48%
2023	462	$1.18	to	$3.69	$2,011	—	0.20%	to	0.90%	14.03%		to	13.23%
2022	448	$1.04	to	$3.26	$1,822	—	0.20%	to	0.90%	5.44	%(7)	to	(30.62%)
2021	473	$2.81	to	$4.70	$2,729	—	0.30%	to	0.90%	1.27%		to	0.66%
2020	493	$2.78	to	$4.67	$2,823	—	0.30%	to	0.90%	45.15%		to	44.28%

168	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS Utilities, Init Cl
2024	61	$1.53	to	$1.53	$93	2.30%	0.00%	to	0.00%	11.66%	to	11.66%
2023	55	$1.37	to	$1.37	$75	3.73%	0.00%	to	0.00%	(2.11%)	to	(2.11%)
2022	37	$1.40	to	$1.40	$51	2.48%	0.00%	to	0.00%	0.76%	to	0.76%
2021	23	$1.39	to	$1.39	$32	1.80%	0.00%	to	0.00%	14.09%	to	14.09%
2020	16	$1.22	to	$1.22	$19	2.37%	0.00%	to	0.00%	5.90%	to	5.90%
MFS Utilities, Serv Cl
2024	352	$2.41	to	$6.56	$1,144	2.09%	0.00%	to	0.90%	11.34%	to	10.34%
2023	325	$2.16	to	$5.95	$1,061	3.38%	0.00%	to	0.90%	(2.33%)	to	(3.20%)
2022	324	$2.22	to	$6.14	$1,130	2.23%	0.00%	to	0.90%	0.48%	to	(0.42%)
2021	328	$2.20	to	$6.17	$1,163	1.54%	0.00%	to	0.90%	13.82%	to	12.80%
2020	340	$1.94	to	$5.47	$1,083	2.17%	0.00%	to	0.90%	5.62%	to	4.67%
MS VIF Dis, Cl I
2024	273	$1.93	to	$1.93	$527	—	0.00%	to	0.00%	41.83%	to	41.83%
2023	266	$1.36	to	$1.36	$362	—	0.00%	to	0.00%	44.34%	to	44.34%
2022	135	$0.94	to	$0.94	$127	—	0.00%	to	0.00%	(62.96%)	to	(62.96%)
2021	31	$2.55	to	$2.55	$79	—	0.00%	to	0.00%	(11.06%)	to	(11.06%)
2020	3	$2.87	to	$2.87	$8	—	0.00%	to	0.00%	152.29%	to	152.29%
MS VIF Dis, Cl II
2024	195	$4.44	to	$4.53	$1,150	—	0.00%	to	0.90%	41.73%	to	40.45%
2023	176	$3.14	to	$3.22	$792	—	0.00%	to	0.90%	44.13%	to	42.84%
2022	163	$2.18	to	$2.26	$529	—	0.00%	to	0.90%	(62.97%)	to	(63.30%)
2021	183	$5.87	to	$6.15	$1,519	—	0.00%	to	0.90%	(11.19%)	to	(11.99%)
2020	266	$6.61	to	$6.98	$2,293	—	0.00%	to	0.90%	152.04%	to	149.79%
NB AMT Sus Eq, Cl I
2024	23	$2.17	to	$2.17	$49	0.24%	0.00%	to	0.00%	25.84%	to	25.84%
2023	19	$1.72	to	$1.72	$33	0.40%	0.00%	to	0.00%	26.90%	to	26.90%
2022	10	$1.36	to	$1.36	$14	0.61%	0.00%	to	0.00%	(18.45%)	to	(18.45%)
2021	3	$1.66	to	$1.66	$5	0.56%	0.00%	to	0.00%	23.48%	to	23.48%
2020	1	$1.35	to	$1.35	$1	0.52%	0.00%	to	0.00%	19.56%	to	19.56%
NB AMT Sus Eq, Cl S
2024	14	$4.34	to	$4.34	$61	—	0.00%	to	0.00%	25.52%	to	25.52%
2023	13	$3.46	to	$3.46	$46	0.08%	0.00%	to	0.00%	26.57%	to	26.57%
2022	13	$2.73	to	$2.73	$35	0.14%	0.00%	to	0.00%	(18.65%)	to	(18.65%)
2021	7	$3.36	to	$3.36	$24	0.19%	0.00%	to	0.00%	23.16%	to	23.16%
2020	4	$2.73	to	$2.73	$11	0.36%	0.00%	to	0.00%	19.28%	to	19.28%
PIMCO VIT All Asset, Advisor Cl
2024	269	$1.55	to	$1.86	$579	6.27%	0.00%	to	0.90%	3.57%	to	2.64%
2023	298	$1.50	to	$1.81	$616	2.84%	0.00%	to	0.90%	8.02%	to	7.05%
2022	325	$1.39	to	$1.69	$611	7.44%	0.00%	to	0.90%	(11.87%)	to	(12.66%)
2021	384	$1.58	to	$1.94	$820	11.21%	0.00%	to	0.90%	16.04%	to	15.00%
2020	649	$1.36	to	$1.68	$1,123	4.83%	0.00%	to	0.90%	7.91%	to	6.94%
PIMCO VIT All Asset, Inst Cl
2024	12	$1.33	to	$1.33	$16	6.56%	0.00%	to	0.00%	3.95%	to	3.95%
2023	10	$1.28	to	$1.28	$13	3.17%	0.00%	to	0.00%	8.28%	to	8.28%
2022	7	$1.19	to	$1.19	$9	8.47%	0.00%	to	0.00%	(11.66%)	to	(11.66%)
2021	4	$1.34	to	$1.34	$6	12.05%	0.00%	to	0.00%	16.41%	to	16.41%
2020	—	$1.15	to	$1.15	$0	5.12%	0.00%	to	0.00%	8.17%	to	8.17%
PIMCO VIT Glb Man As Alloc, Adv Cl
2024	3	$1.70	to	$1.70	$6	3.42%	0.00%	to	0.00%	10.76%	to	10.76%
2023	4	$1.53	to	$1.53	$6	2.18%	0.00%	to	0.00%	12.85%	to	12.85%
2022	4	$1.36	to	$1.36	$5	1.92%	0.00%	to	0.00%	(18.40%)	to	(18.40%)
2021	4	$1.66	to	$1.66	$7	2.31%	0.00%	to	0.00%	12.60%	to	12.60%
2020	4	$1.48	to	$1.48	$6	7.85%	0.00%	to	0.00%	16.71%	to	16.71%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	169

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
PIMCO VIT Tot Return, Advisor Cl
2024	465	$1.20	to	$1.07	$519	3.92%	0.00%	to	0.90%	2.43%		to	1.51%
2023	398	$1.17	to	$1.05	$435	3.48%	0.00%	to	0.90%	5.83%		to	4.88%
2022	367	$1.11	to	$1.00	$382	2.53%	0.00%	to	0.90%	(14.39%)		to	(15.15%)
2021	349	$1.29	to	$1.18	$426	1.73%	0.00%	to	0.90%	(1.37%)		to	(2.25%)
2020	237	$1.31	to	$1.21	$297	2.02%	0.00%	to	0.90%	8.54%		to	7.57%
PIMCO VIT Tot Return, Inst Cl
2024	155	$1.07	to	$1.07	$167	4.17%	0.00%	to	0.00%	2.69%		to	2.69%
2023	110	$1.05	to	$1.05	$115	3.73%	0.00%	to	0.00%	6.09%		to	6.09%
2022	68	$0.99	to	$0.99	$67	2.87%	0.00%	to	0.00%	(14.17%)		to	(14.17%)
2021	35	$1.15	to	$1.15	$41	1.98%	0.00%	to	0.00%	(1.12%)		to	(1.12%)
2020	18	$1.16	to	$1.16	$24	2.25%	0.00%	to	0.00%	8.81%		to	8.81%
Put VT Global Hlth Care, Cl IA
2024	55	$1.14	to	$1.14	$62	0.62%	0.00%	to	0.00%	1.70%		to	1.70%
2023	39	$1.12	to	$1.12	$44	0.39%	0.00%	to	0.00%	9.39%		to	9.39%
2022	13	$1.03	to	$1.03	$13	—	0.00%	to	0.00%	3.27	%(6)	to	3.27	%(6)
Put VT Global Hlth Care, Cl IB
2024	338	$1.13	to	$5.43	$1,377	0.46%	0.00%	to	0.90%	1.43%		to	0.51%
2023	324	$1.12	to	$5.40	$1,404	0.30%	0.00%	to	0.90%	9.14%		to	8.16%
2022	323	$1.02	to	$4.99	$1,349	0.40%	0.00%	to	0.90%	3.12	%(6)	to	(5.53%)
2021	298	$2.72	to	$5.29	$1,439	1.10%	0.30%	to	0.90%	19.04%		to	18.33%
2020	305	$2.29	to	$4.47	$1,243	0.47%	0.30%	to	0.90%	15.93%		to	15.24%
Put VT Hi Yield, Cl IB
2024	81	$3.00	to	$3.30	$256	5.71%	0.45%	to	0.90%	7.38%		to	6.89%
2023	85	$2.79	to	$3.09	$252	5.32%	0.45%	to	0.90%	11.64%		to	11.13%
2022	88	$2.50	to	$2.78	$234	5.48%	0.45%	to	0.90%	(12.00%)		to	(12.39%)
2021	108	$2.84	to	$3.17	$328	5.61%	0.45%	to	0.90%	4.51%		to	4.03%
2020	147	$2.72	to	$3.05	$429	5.71%	0.45%	to	0.90%	4.74%		to	4.26%
Put VT Intl Eq, Cl IB
2024	82	$1.40	to	$2.56	$179	2.03%	0.20%	to	0.90%	2.77%		to	2.04%
2023	73	$1.37	to	$2.51	$162	0.04%	0.20%	to	0.90%	18.26%		to	17.45%
2022	73	$1.15	to	$2.14	$140	1.54%	0.20%	to	0.90%	16.28	%(7)	to	(15.53%)
2021	73	$1.58	to	$2.53	$167	1.20%	0.30%	to	0.90%	8.50%		to	7.85%
2020	80	$1.45	to	$2.34	$173	1.61%	0.30%	to	0.90%	11.76%		to	11.09%
Put VT Intl Val, Cl IA
2024	2	$1.07	to	$1.07	$3	0.13%	0.00%	to	0.00%	8.35	%(8)	to	8.35	%(8)
Put VT Lg Cap Val, Cl IA
2024	36	$1.20	to	$1.20	$43	0.23%	0.00%	to	0.00%	20.16	%(8)	to	20.16	%(8)
Put VT Sus Leaders, Cl IA
2024	1,737	$9.75	to	$8.16	$14,435	0.38%	0.45%	to	0.90%	22.78%		to	22.22%
2023	1,848	$7.94	to	$6.68	$12,550	0.75%	0.45%	to	0.90%	25.85%		to	25.29%
2022	1,950	$6.31	to	$5.33	$10,570	0.83%	0.45%	to	0.90%	(23.07%)		to	(23.41%)
2021	2,067	$8.20	to	$6.96	$14,623	0.34%	0.45%	to	0.90%	23.28%		to	22.73%
2020	2,248	$6.65	to	$5.67	$12,946	0.63%	0.45%	to	0.90%	28.48%		to	27.91%
Put VT Sus Leaders, Cl IB
2024	44	$1.61	to	$6.07	$199	0.20%	0.20%	to	0.90%	22.78%		to	21.91%
2023	31	$1.31	to	$4.98	$150	0.46%	0.20%	to	0.90%	25.86%		to	24.98%
2022	23	$1.04	to	$3.99	$98	0.54%	0.20%	to	0.90%	5.04	%(7)	to	(23.60%)
2021	24	$3.73	to	$5.22	$131	0.15%	0.30%	to	0.90%	23.16%		to	22.43%
2020	28	$3.03	to	$4.26	$123	0.40%	0.30%	to	0.90%	28.51%		to	27.74%
Royce Micro-Cap, Invest Cl
2024	380	$4.60	to	$5.72	$1,936	—	0.45%	to	0.90%	13.16%		to	12.65%
2023	436	$4.06	to	$5.08	$1,977	—	0.45%	to	0.90%	18.25%		to	17.72%
2022	447	$3.43	to	$4.32	$1,720	—	0.45%	to	0.90%	(22.78%)		to	(23.13%)
2021	480	$4.45	to	$5.61	$2,399	—	0.45%	to	0.90%	29.40%		to	28.82%
2020	519	$3.44	to	$4.36	$2,010	—	0.45%	to	0.90%	23.24%		to	22.68%

170	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Temp Global Bond, Cl 1
2024	35	$0.78	to	$0.78	$27	—	0.00%	to	0.00%	(11.13%)		to	(11.13%)
2023	31	$0.88	to	$0.88	$27	—	0.00%	to	0.00%	3.19%		to	3.19%
2022	26	$0.85	to	$0.85	$22	—	0.00%	to	0.00%	(4.85%)		to	(4.85%)
2021	23	$0.90	to	$0.90	$20	—	0.00%	to	0.00%	(4.62%)		to	(4.62%)
2020	17	$0.94	to	$0.94	$16	0.74%	0.00%	to	0.00%	(5.08%)		to	(5.08%)
Temp Global Bond, Cl 2
2024	199	$0.85	to	$0.73	$157	—	0.00%	to	0.90%	(11.37%)		to	(12.17%)
2023	230	$0.95	to	$0.84	$203	—	0.00%	to	0.90%	2.88%		to	1.97%
2022	205	$0.93	to	$0.82	$176	—	0.00%	to	0.90%	(4.95%)		to	(5.80%)
2021	206	$0.98	to	$0.87	$187	—	0.00%	to	0.90%	(4.99%)		to	(5.84%)
2020	209	$1.03	to	$0.92	$200	8.55%	0.00%	to	0.90%	(5.28%)		to	(6.13%)
Third Ave VST Third Ave Value
2024	595	$3.56	to	$3.82	$2,182	2.54%	0.45%	to	0.90%	(2.71%)		to	(3.15%)
2023	653	$3.66	to	$3.95	$2,466	2.36%	0.45%	to	0.90%	20.27%		to	19.73%
2022	701	$3.04	to	$3.30	$2,208	1.51%	0.45%	to	0.90%	15.59%		to	15.07%
2021	721	$2.63	to	$2.87	$1,981	0.69%	0.45%	to	0.90%	21.51%		to	20.97%
2020	758	$2.17	to	$2.37	$1,718	2.73%	0.45%	to	0.90%	(2.83%)		to	(3.27%)
VanEck VIP Global Gold, Cl S
2024	135	$1.55	to	$1.33	$192	2.63%	0.00%	to	0.90%	14.41%		to	13.38%
2023	116	$1.35	to	$1.17	$145	—	0.00%	to	0.90%	10.41%		to	9.42%
2022	112	$1.23	to	$1.07	$127	—	0.00%	to	0.90%	(13.36%)		to	(14.13%)
2021	110	$1.42	to	$1.25	$145	11.22%	0.00%	to	0.90%	(14.01%)		to	(14.78%)
2020	92	$1.65	to	$1.46	$142	1.78%	0.00%	to	0.90%	38.62%		to	37.38%
VP Aggr, Cl 1
2024	2,486	$1.62	to	$1.62	$4,039	—	0.00%	to	0.00%	13.49%		to	13.49%
2023	1,166	$1.43	to	$1.43	$1,669	—	0.00%	to	0.00%	17.51%		to	17.51%
2022	559	$1.22	to	$1.22	$681	—	0.00%	to	0.00%	(17.99%)		to	(17.99%)
2021	269	$1.49	to	$1.49	$400	—	0.00%	to	0.00%	16.03%		to	16.03%
2020	100	$1.28	to	$1.28	$128	—	0.00%	to	0.00%	15.30%		to	15.30%
VP Aggr, Cl 2
2024	10,899	$2.58	to	$2.79	$27,791	—	0.00%	to	0.90%	13.20%		to	12.18%
2023	11,567	$2.28	to	$2.48	$26,120	—	0.00%	to	0.90%	17.22%		to	16.18%
2022	10,747	$1.94	to	$2.14	$20,899	—	0.00%	to	0.90%	(18.19%)		to	(18.92%)
2021	10,581	$2.38	to	$2.64	$25,283	—	0.00%	to	0.90%	15.76%		to	14.72%
2020	10,139	$2.05	to	$2.30	$21,679	—	0.00%	to	0.90%	14.99%		to	13.96%
VP Aggr, Cl 4
2024	10,126	$1.42	to	$2.79	$25,535	—	0.20%	to	0.90%	12.99%		to	12.19%
2023	9,987	$1.25	to	$2.49	$23,651	—	0.20%	to	0.90%	16.96%		to	16.15%
2022	10,359	$1.07	to	$2.14	$21,227	—	0.20%	to	0.90%	7.96	%(7)	to	(18.92%)
2021	10,513	$2.04	to	$2.64	$26,365	—	0.30%	to	0.90%	15.43%		to	14.74%
2020	10,695	$1.77	to	$2.30	$23,320	—	0.30%	to	0.90%	14.62%		to	13.93%
VP Conserv, Cl 1
2024	—	$1.17	to	$1.17	$0	—	0.00%	to	0.00%	4.69%		to	4.69%
2023	—	$1.12	to	$1.12	$0	—	0.00%	to	0.00%	8.65%		to	8.65%
2022	—	$1.03	to	$1.03	$0	—	0.00%	to	0.00%	(15.26%)		to	(15.26%)
2021	—	$1.21	to	$1.21	$0	—	0.00%	to	0.00%	3.05%		to	3.05%
2020	—	$1.18	to	$1.18	$0	—	0.00%	to	0.00%	9.55%		to	9.55%
VP Conserv, Cl 2
2024	644	$1.38	to	$1.41	$900	—	0.00%	to	0.90%	4.42%		to	3.48%
2023	430	$1.33	to	$1.36	$583	—	0.00%	to	0.90%	8.46%		to	7.49%
2022	436	$1.22	to	$1.26	$550	—	0.00%	to	0.90%	(15.54%)		to	(16.30%)
2021	417	$1.45	to	$1.51	$633	—	0.00%	to	0.90%	2.82%		to	1.89%
2020	579	$1.41	to	$1.48	$876	—	0.00%	to	0.90%	9.30%		to	8.32%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	171

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Conserv, Cl 4
2024	433	$1.16	to	$1.41	$615	—	0.20%	to	0.90%	4.28%		to	3.55%
2023	305	$1.11	to	$1.36	$432	—	0.20%	to	0.90%	8.18%		to	7.42%
2022	344	$1.03	to	$1.26	$453	—	0.20%	to	0.90%	3.31	%(7)	to	(16.25%)
2021	384	$1.39	to	$1.51	$596	—	0.30%	to	0.90%	2.51%		to	1.90%
2020	395	$1.35	to	$1.48	$601	—	0.30%	to	0.90%	8.91%		to	8.26%
VP Man Vol Conserv, Cl 1
2024	2	$1.15	to	$1.15	$3	—	0.00%	to	0.00%	4.65%		to	4.65%
2023	—	$1.10	to	$1.10	$0	—	0.00%	to	0.00%	8.05%		to	8.05%
2022	—	$1.02	to	$1.02	$0	—	0.00%	to	0.00%	(15.75%)		to	(15.75%)
2021	—	$1.21	to	$1.21	$0	—	0.00%	to	0.00%	2.91%		to	2.91%
2020	—	$1.18	to	$1.18	$0	—	0.00%	to	0.00%	8.35%		to	8.35%
VP Man Vol Conserv, Cl 2
2024	92	$1.27	to	$1.16	$109	—	0.00%	to	0.90%	4.31%		to	3.37%
2023	82	$1.22	to	$1.12	$94	—	0.00%	to	0.90%	7.87%		to	6.90%
2022	84	$1.13	to	$1.05	$90	—	0.00%	to	0.90%	(15.99%)		to	(16.74%)
2021	111	$1.35	to	$1.26	$143	—	0.00%	to	0.90%	2.63%		to	1.71%
2020	92	$1.31	to	$1.24	$117	—	0.00%	to	0.90%	8.12%		to	7.15%
VP Man Vol Conserv Gro, Cl 1
2024	49	$1.24	to	$1.24	$61	—	0.00%	to	0.00%	7.15%		to	7.15%
2023	49	$1.15	to	$1.15	$56	—	0.00%	to	0.00%	10.19%		to	10.19%
2022	48	$1.05	to	$1.05	$50	—	0.00%	to	0.00%	(16.88%)		to	(16.88%)
2021	48	$1.26	to	$1.26	$60	—	0.00%	to	0.00%	5.77%		to	5.77%
2020	—	$1.19	to	$1.19	$0	—	0.00%	to	0.00%	9.35%		to	9.35%
VP Man Vol Conserv Gro, Cl 2
2024	260	$1.40	to	$1.27	$353	—	0.00%	to	0.90%	6.80%		to	5.84%
2023	110	$1.31	to	$1.20	$136	—	0.00%	to	0.90%	9.98%		to	8.99%
2022	118	$1.19	to	$1.10	$134	—	0.00%	to	0.90%	(17.06%)		to	(17.81%)
2021	127	$1.43	to	$1.34	$175	—	0.00%	to	0.90%	5.45%		to	4.51%
2020	124	$1.36	to	$1.28	$163	—	0.00%	to	0.90%	9.15%		to	8.17%
VP Man Vol Gro, Cl 1
2024	1,380	$1.43	to	$1.43	$1,973	—	0.00%	to	0.00%	12.26%		to	12.26%
2023	741	$1.27	to	$1.27	$944	—	0.00%	to	0.00%	14.87%		to	14.87%
2022	422	$1.11	to	$1.11	$468	—	0.00%	to	0.00%	(19.22%)		to	(19.22%)
2021	312	$1.37	to	$1.37	$428	—	0.00%	to	0.00%	12.22%		to	12.22%
2020	31	$1.22	to	$1.22	$37	—	0.00%	to	0.00%	11.56%		to	11.56%
VP Man Vol Gro, Cl 2
2024	1,708	$1.67	to	$1.52	$2,768	—	0.00%	to	0.90%	11.98%		to	10.97%
2023	1,544	$1.49	to	$1.37	$2,239	—	0.00%	to	0.90%	14.59%		to	13.57%
2022	1,558	$1.30	to	$1.20	$1,976	—	0.00%	to	0.90%	(19.43%)		to	(20.15%)
2021	1,487	$1.61	to	$1.51	$2,346	—	0.00%	to	0.90%	11.89%		to	10.89%
2020	1,439	$1.44	to	$1.36	$2,035	—	0.00%	to	0.90%	11.30%		to	10.30%
VP Man Vol Mod Gro, Cl 1
2024	864	$1.33	to	$1.33	$1,153	—	0.00%	to	0.00%	9.72%		to	9.72%
2023	243	$1.22	to	$1.22	$296	—	0.00%	to	0.00%	12.49%		to	12.49%
2022	112	$1.08	to	$1.08	$121	—	0.00%	to	0.00%	(17.94%)		to	(17.94%)
2021	51	$1.32	to	$1.32	$67	—	0.00%	to	0.00%	9.02%		to	9.02%
2020	31	$1.21	to	$1.21	$38	—	0.00%	to	0.00%	10.62%		to	10.62%
VP Man Vol Mod Gro, Cl 2
2024	1,345	$1.54	to	$1.40	$2,003	—	0.00%	to	0.90%	9.41%		to	8.42%
2023	1,364	$1.41	to	$1.29	$1,861	—	0.00%	to	0.90%	12.27%		to	11.27%
2022	1,315	$1.26	to	$1.16	$1,604	—	0.00%	to	0.90%	(18.15%)		to	(18.89%)
2021	1,436	$1.53	to	$1.43	$2,147	—	0.00%	to	0.90%	8.70%		to	7.72%
2020	1,279	$1.41	to	$1.33	$1,765	—	0.00%	to	0.90%	10.37%		to	9.38%

172	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod, Cl 1
2024	3,784	$1.39	to	$1.39	$5,273	—	0.00%	to	0.00%	9.00%		to	9.00%
2023	2,961	$1.28	to	$1.28	$3,786	—	0.00%	to	0.00%	13.22%		to	13.22%
2022	1,790	$1.13	to	$1.13	$2,021	—	0.00%	to	0.00%	(16.42%)		to	(16.42%)
2021	1,185	$1.35	to	$1.35	$1,602	—	0.00%	to	0.00%	9.31%		to	9.31%
2020	59	$1.24	to	$1.24	$73	—	0.00%	to	0.00%	13.12%		to	13.12%
VP Mod, Cl 2
2024	13,596	$1.92	to	$2.04	$26,765	—	0.00%	to	0.90%	8.72%		to	7.74%
2023	13,943	$1.76	to	$1.89	$26,124	—	0.00%	to	0.90%	12.96%		to	11.95%
2022	14,671	$1.56	to	$1.69	$24,482	—	0.00%	to	0.90%	(16.61%)		to	(17.35%)
2021	15,164	$1.87	to	$2.05	$30,374	—	0.00%	to	0.90%	9.00%		to	8.03%
2020	15,047	$1.72	to	$1.90	$28,331	—	0.00%	to	0.90%	12.86%		to	11.85%
VP Mod, Cl 4
2024	17,045	$1.28	to	$2.04	$33,773	—	0.20%	to	0.90%	8.49%		to	7.73%
2023	17,954	$1.18	to	$1.90	$33,732	—	0.20%	to	0.90%	12.72%		to	11.93%
2022	18,733	$1.05	to	$1.70	$31,437	—	0.20%	to	0.90%	5.51	%(7)	to	(17.33%)
2021	19,360	$1.70	to	$2.05	$39,217	—	0.30%	to	0.90%	8.72%		to	8.07%
2020	19,863	$1.56	to	$1.90	$37,194	—	0.30%	to	0.90%	12.45%		to	11.78%
VP Mod Aggr, Cl 1
2024	8,601	$1.50	to	$1.50	$12,904	—	0.00%	to	0.00%	11.28%		to	11.28%
2023	6,214	$1.35	to	$1.35	$8,377	—	0.00%	to	0.00%	15.23%		to	15.23%
2022	4,464	$1.17	to	$1.17	$5,223	—	0.00%	to	0.00%	(17.38%)		to	(17.38%)
2021	2,573	$1.42	to	$1.42	$3,644	—	0.00%	to	0.00%	12.61%		to	12.61%
2020	532	$1.26	to	$1.26	$669	—	0.00%	to	0.00%	14.26%		to	14.26%
VP Mod Aggr, Cl 2
2024	18,893	$2.22	to	$2.39	$43,392	—	0.00%	to	0.90%	11.00%		to	10.00%
2023	19,352	$2.00	to	$2.17	$40,433	—	0.00%	to	0.90%	14.93%		to	13.91%
2022	20,860	$1.74	to	$1.90	$37,869	—	0.00%	to	0.90%	(17.59%)		to	(18.33%)
2021	20,138	$2.11	to	$2.33	$44,693	—	0.00%	to	0.90%	12.31%		to	11.30%
2020	20,342	$1.88	to	$2.10	$40,777	—	0.00%	to	0.90%	14.03%		to	13.01%
VP Mod Aggr, Cl 4
2024	24,908	$1.35	to	$2.39	$57,885	—	0.20%	to	0.90%	10.76%		to	9.98%
2023	26,106	$1.22	to	$2.17	$55,837	—	0.20%	to	0.90%	14.68%		to	13.88%
2022	28,412	$1.06	to	$1.91	$53,424	—	0.20%	to	0.90%	6.74	%(7)	to	(18.30%)
2021	29,528	$1.86	to	$2.34	$67,643	—	0.30%	to	0.90%	12.00%		to	11.33%
2020	30,763	$1.66	to	$2.10	$62,979	—	0.30%	to	0.90%	13.67%		to	12.99%
VP Mod Conserv, Cl 1
2024	278	$1.27	to	$1.27	$354	—	0.00%	to	0.00%	6.72%		to	6.72%
2023	284	$1.19	to	$1.19	$339	—	0.00%	to	0.00%	10.78%		to	10.78%
2022	292	$1.07	to	$1.07	$314	—	0.00%	to	0.00%	(15.93%)		to	(15.93%)
2021	299	$1.28	to	$1.28	$383	—	0.00%	to	0.00%	5.99%		to	5.99%
2020	306	$1.21	to	$1.21	$369	—	0.00%	to	0.00%	11.28%		to	11.28%
VP Mod Conserv, Cl 2
2024	1,227	$1.62	to	$1.69	$2,173	—	0.00%	to	0.90%	6.41%		to	5.45%
2023	1,309	$1.52	to	$1.60	$2,193	—	0.00%	to	0.90%	10.50%		to	9.51%
2022	1,324	$1.38	to	$1.46	$2,002	—	0.00%	to	0.90%	(16.09%)		to	(16.84%)
2021	1,425	$1.64	to	$1.76	$2,570	—	0.00%	to	0.90%	5.74%		to	4.79%
2020	1,396	$1.56	to	$1.68	$2,378	—	0.00%	to	0.90%	11.00%		to	10.01%
VP Mod Conserv, Cl 4
2024	1,566	$1.22	to	$1.69	$2,637	—	0.20%	to	0.90%	6.19%		to	5.44%
2023	1,780	$1.15	to	$1.60	$2,851	—	0.20%	to	0.90%	10.26%		to	9.49%
2022	1,854	$1.04	to	$1.46	$2,712	—	0.20%	to	0.90%	4.54	%(7)	to	(16.85%)
2021	1,832	$1.54	to	$1.76	$3,213	—	0.30%	to	0.90%	5.47%		to	4.84%
2020	2,518	$1.46	to	$1.68	$4,184	—	0.30%	to	0.90%	10.65%		to	9.99%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	173

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Core Bond, Cl 1
2024	26	$1.08	to	$1.08	$28	3.58%	0.00%	to	0.00%	2.25%		to	2.25%
2023	23	$1.06	to	$1.06	$24	2.75%	0.00%	to	0.00%	6.30%		to	6.30%
2022	11	$1.00	to	$1.00	$11	1.67%	0.00%	to	0.00%	(13.29%)		to	(13.29%)
2021	5	$1.15	to	$1.15	$5	1.21%	0.00%	to	0.00%	(1.24%)		to	(1.24%)
2020	0	$1.16	to	$1.16	$1	2.37%	0.00%	to	0.00%	8.27%		to	8.27%
VP Ptnrs Core Bond, Cl 2
2024	11	$1.17	to	$1.17	$12	3.37%	0.00%	to	0.00%	2.01%		to	2.01%
2023	12	$1.15	to	$1.15	$13	2.62%	0.00%	to	0.00%	6.06%		to	6.06%
2022	3	$1.08	to	$1.08	$4	1.38%	0.00%	to	0.00%	(13.60%)		to	(13.60%)
2021	3	$1.25	to	$1.25	$4	1.19%	0.00%	to	0.00%	(1.41%)		to	(1.41%)
2020	3	$1.27	to	$1.27	$3	2.22%	0.00%	to	0.00%	7.97%		to	7.97%
VP Ptnrs Core Eq, Cl 1
2024	2	$2.17	to	$2.17	$5	—	0.00%	to	0.00%	23.44%		to	23.44%
2023	1	$1.76	to	$1.76	$2	—	0.00%	to	0.00%	24.71%		to	24.71%
2022	1	$1.41	to	$1.41	$1	—	0.00%	to	0.00%	(17.33%)		to	(17.33%)
2021	1	$1.71	to	$1.71	$1	—	0.00%	to	0.00%	29.45%		to	29.45%
2020	0	$1.32	to	$1.32	$0	—	0.00%	to	0.00%	17.02%		to	17.02%
VP Ptnrs Core Eq, Cl 2
2024	10	$4.11	to	$4.11	$40	—	0.00%	to	0.00%	23.10%		to	23.10%
2023	9	$3.34	to	$3.34	$32	—	0.00%	to	0.00%	24.43%		to	24.43%
2022	0	$2.69	to	$2.69	$1	—	0.00%	to	0.00%	(17.55%)		to	(17.55%)
2021	0	$3.26	to	$3.26	$1	—	0.00%	to	0.00%	29.18%		to	29.18%
2020	0	$2.52	to	$2.52	$1	—	0.00%	to	0.00%	16.73%		to	16.73%
VP Ptnrs Core Eq, Cl 3
2024	91	$1.62	to	$3.38	$488	—	0.20%	to	0.90%	23.01%		to	22.15%
2023	95	$1.31	to	$2.77	$423	—	0.20%	to	0.90%	24.30%		to	23.44%
2022	102	$1.06	to	$2.24	$370	—	0.20%	to	0.90%	6.59	%(7)	to	(18.17%)
2021	130	$2.73	to	$2.74	$528	—	0.30%	to	0.90%	28.95%		to	28.18%
2020	140	$2.11	to	$2.14	$438	—	0.30%	to	0.90%	16.49%		to	15.80%
VP Ptnrs Intl Core Eq, Cl 1
2024	186	$1.37	to	$1.37	$256	0.76%	0.00%	to	0.00%	5.86%		to	5.86%
2023	49	$1.30	to	$1.30	$64	1.35%	0.00%	to	0.00%	17.70%		to	17.70%
2022	49	$1.10	to	$1.10	$54	1.50%	0.00%	to	0.00%	(19.51%)		to	(19.51%)
2021	14	$1.37	to	$1.37	$19	1.19%	0.00%	to	0.00%	13.55%		to	13.55%
2020	4	$1.21	to	$1.21	$5	0.01%	0.00%	to	0.00%	11.17%		to	11.17%
VP Ptnrs Intl Core Eq, Cl 2
2024	35	$1.71	to	$1.71	$60	1.06%	0.00%	to	0.00%	5.58%		to	5.58%
2023	34	$1.62	to	$1.62	$56	1.02%	0.00%	to	0.00%	17.34%		to	17.34%
2022	20	$1.38	to	$1.38	$27	1.75%	0.00%	to	0.00%	(19.64%)		to	(19.64%)
2021	23	$1.72	to	$1.72	$40	1.81%	0.00%	to	0.00%	13.18%		to	13.18%
2020	27	$1.52	to	$1.52	$41	0.20%	0.00%	to	0.00%	10.96%		to	10.96%
VP Ptnrs Intl Gro, Cl 1
2024	113	$1.29	to	$1.29	$146	0.70%	0.00%	to	0.00%	(1.17%)		to	(1.17%)
2023	115	$1.31	to	$1.31	$150	0.48%	0.00%	to	0.00%	14.77%		to	14.77%
2022	107	$1.14	to	$1.14	$121	—	0.00%	to	0.00%	(26.69%)		to	(26.69%)
2021	79	$1.55	to	$1.55	$122	0.06%	0.00%	to	0.00%	10.63%		to	10.63%
2020	66	$1.41	to	$1.41	$92	0.00%	0.00%	to	0.00%	22.62%		to	22.62%
VP Ptnrs Intl Gro, Cl 2
2024	114	$1.65	to	$1.65	$188	0.46%	0.00%	to	0.00%	(1.41%)		to	(1.41%)
2023	119	$1.67	to	$1.67	$198	0.24%	0.00%	to	0.00%	14.45%		to	14.45%
2022	124	$1.46	to	$1.46	$181	—	0.00%	to	0.00%	(26.87%)		to	(26.87%)
2021	134	$1.99	to	$1.99	$268	—	0.00%	to	0.00%	10.33%		to	10.33%
2020	119	$1.81	to	$1.81	$215	0.08%	0.00%	to	0.00%	22.30%		to	22.30%

174	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Intl Val, Cl 1
2024	41	$1.22	to	$1.22	$50	2.68%	0.00%	to	0.00%	4.62%		to	4.62%
2023	33	$1.17	to	$1.17	$39	1.82%	0.00%	to	0.00%	17.14%		to	17.14%
2022	21	$1.00	to	$1.00	$21	1.96%	0.00%	to	0.00%	(11.46%)		to	(11.46%)
2021	9	$1.13	to	$1.13	$10	1.97%	0.00%	to	0.00%	11.80%		to	11.80%
2020	6	$1.01	to	$1.01	$6	0.70%	0.00%	to	0.00%	(3.82%)		to	(3.82%)
VP Ptnrs Intl Val, Cl 2
2024	43	$1.56	to	$1.56	$67	2.59%	0.00%	to	0.00%	4.30%		to	4.30%
2023	45	$1.49	to	$1.49	$67	1.93%	0.00%	to	0.00%	16.96%		to	16.96%
2022	44	$1.28	to	$1.28	$56	2.19%	0.00%	to	0.00%	(11.75%)		to	(11.75%)
2021	62	$1.45	to	$1.45	$90	1.99%	0.00%	to	0.00%	11.64%		to	11.64%
2020	59	$1.30	to	$1.30	$76	0.80%	0.00%	to	0.00%	(4.14%)		to	(4.14%)
VP Ptnrs Sm Cap Gro, Cl 1
2024	46	$1.40	to	$1.40	$64	—	0.00%	to	0.00%	19.04%		to	19.04%
2023	49	$1.17	to	$1.17	$58	—	0.00%	to	0.00%	7.20%		to	7.20%
2022	39	$1.10	to	$1.10	$43	—	0.00%	to	0.00%	(28.97%)		to	(28.97%)
2021	4	$1.54	to	$1.54	$7	—	0.00%	to	0.00%	8.29%		to	8.29%
2020	1	$1.42	to	$1.42	$1	—	0.00%	to	0.00%	38.77%		to	38.77%
VP Ptnrs Sm Cap Gro, Cl 2
2024	17	$2.51	to	$2.51	$42	—	0.00%	to	0.00%	18.70%		to	18.70%
2023	14	$2.12	to	$2.12	$29	—	0.00%	to	0.00%	6.93%		to	6.93%
2022	12	$1.98	to	$1.98	$24	—	0.00%	to	0.00%	(29.13%)		to	(29.13%)
2021	12	$2.80	to	$2.80	$34	—	0.00%	to	0.00%	8.02%		to	8.02%
2020	24	$2.59	to	$2.59	$62	—	0.00%	to	0.00%	38.43%		to	38.43%
VP Ptnrs Sm Cap Val, Cl 1
2024	5	$1.37	to	$1.37	$7	—	0.00%	to	0.00%	7.97%		to	7.97%
2023	9	$1.27	to	$1.27	$11	—	0.00%	to	0.00%	11.38%		to	11.38%
2022	7	$1.14	to	$1.14	$8	—	0.00%	to	0.00%	(12.94%)		to	(12.94%)
2021	1	$1.31	to	$1.31	$1	—	0.00%	to	0.00%	24.01%		to	24.01%
2020	0	$1.06	to	$1.06	$0	—	0.00%	to	0.00%	4.27%		to	4.27%
VP Ptnrs Sm Cap Val, Cl 2
2024	3	$2.37	to	$2.37	$7	—	0.00%	to	0.00%	7.70%		to	7.70%
2023	3	$2.20	to	$2.20	$6	—	0.00%	to	0.00%	11.08%		to	11.08%
2022	3	$1.98	to	$1.98	$6	—	0.00%	to	0.00%	(13.16%)		to	(13.16%)
2021	3	$2.28	to	$2.28	$6	—	0.00%	to	0.00%	23.75%		to	23.75%
2020	3	$1.84	to	$1.84	$5	—	0.00%	to	0.00%	3.99%		to	3.99%
VP Ptnrs Sm Cap Val, Cl 3
2024	232	$1.29	to	$4.15	$647	—	0.20%	to	0.90%	7.61%		to	6.86%
2023	192	$1.20	to	$3.89	$659	—	0.20%	to	0.90%	11.04%		to	10.27%
2022	187	$1.08	to	$3.52	$605	—	0.20%	to	0.90%	8.27	%(7)	to	(13.84%)
2021	210	$1.76	to	$4.09	$785	—	0.30%	to	0.90%	23.52%		to	22.78%
2020	203	$1.42	to	$3.33	$610	—	0.30%	to	0.90%	3.80%		to	3.18%
VP US Flex Conserv Gro, Cl 1
2024	6	$1.28	to	$1.28	$8	—	0.00%	to	0.00%	9.67%		to	9.67%
2023	5	$1.17	to	$1.17	$6	—	0.00%	to	0.00%	11.53%		to	11.53%
2022	3	$1.05	to	$1.05	$4	—	0.00%	to	0.00%	(16.54%)		to	(16.54%)
2021	1	$1.26	to	$1.26	$1	—	0.00%	to	0.00%	7.76%		to	7.76%
2020	0	$1.17	to	$1.17	$0	—	0.00%	to	0.00%	6.18%		to	6.18%
VP US Flex Gro, Cl 1
2024	153	$1.53	to	$1.53	$233	—	0.00%	to	0.00%	17.43%		to	17.43%
2023	107	$1.30	to	$1.30	$140	—	0.00%	to	0.00%	17.14%		to	17.14%
2022	79	$1.11	to	$1.11	$88	—	0.00%	to	0.00%	(18.54%)		to	(18.54%)
2021	15	$1.36	to	$1.36	$20	—	0.00%	to	0.00%	15.76%		to	15.76%
2020	8	$1.18	to	$1.18	$9	—	0.00%	to	0.00%	5.07%		to	5.07%

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	175

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP US Flex Mod Gro, Cl 1
2024	84	$1.41	to	$1.41	$118	—	0.00%	to	0.00%	13.44%		to	13.44%
2023	8	$1.24	to	$1.24	$10	—	0.00%	to	0.00%	14.29%		to	14.29%
2022	5	$1.08	to	$1.08	$6	—	0.00%	to	0.00%	(17.36%)		to	(17.36%)
2021	5	$1.31	to	$1.31	$7	—	0.00%	to	0.00%	11.71%		to	11.71%
2020	8	$1.17	to	$1.17	$9	—	0.00%	to	0.00%	5.74%		to	5.74%
Wanger Acorn
2024	1,307	$1.39	to	$6.27	$5,857	—	0.20%	to	0.90%	13.95%		to	13.15%
2023	1,270	$1.22	to	$5.54	$5,634	—	0.20%	to	0.90%	21.49%		to	20.65%
2022	1,295	$1.01	to	$4.60	$4,899	—	0.20%	to	0.90%	2.29	%(7)	to	(34.06%)
2021	1,293	$2.64	to	$6.97	$7,460	0.76%	0.30%	to	0.90%	8.57%		to	7.92%
2020	1,354	$2.43	to	$6.46	$7,196	—	0.30%	to	0.90%	23.86%		to	23.12%
Wanger Intl
2024	1,564	$1.23	to	$3.08	$3,720	1.39%	0.20%	to	0.90%	(8.43%)		to	(9.08%)
2023	1,573	$1.34	to	$3.39	$4,276	0.32%	0.20%	to	0.90%	16.72%		to	15.91%
2022	1,707	$1.15	to	$2.93	$3,948	0.92%	0.20%	to	0.90%	15.79	%(7)	to	(34.44%)
2021	1,667	$1.98	to	$4.46	$5,916	0.55%	0.30%	to	0.90%	18.45%		to	17.74%
2020	1,719	$1.68	to	$3.79	$5,227	2.02%	0.30%	to	0.90%	14.02%		to	13.34%
WA Var Global Hi Yd Bond, Cl I
2024	21	$1.20	to	$1.20	$25	7.68%	0.00%	to	0.00%	7.06%		to	7.06%
2023	16	$1.12	to	$1.12	$18	5.63%	0.00%	to	0.00%	10.26%		to	10.26%
2022	16	$1.01	to	$1.01	$17	9.59%	0.00%	to	0.00%	(13.72%)		to	(13.72%)
2021	6	$1.17	to	$1.17	$8	8.92%	0.00%	to	0.00%	1.33%		to	1.33%
2020	0	$1.16	to	$1.16	$1	5.74%	0.00%	to	0.00%	7.32%		to	7.32%
WA Var Global Hi Yd Bond, Cl II
2024	6	$1.42	to	$1.42	$8	5.79%	0.00%	to	0.00%	6.70%		to	6.70%
2023	7	$1.33	to	$1.33	$9	5.39%	0.00%	to	0.00%	9.96%		to	9.96%
2022	7	$1.21	to	$1.21	$8	5.98%	0.00%	to	0.00%	(13.87%)		to	(13.87%)
2021	7	$1.40	to	$1.40	$10	5.04%	0.00%	to	0.00%	1.04%		to	1.04%
2020	3	$1.39	to	$1.39	$5	4.14%	0.00%	to	0.00%	7.12%		to	7.12%

(1)	The accumulation unit values and total returns are presented as a range of values based on the life insurance policies with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 24, 2020.
(6)	New subaccount operations commenced on May 2, 2022.
(7)	New subaccount operations commenced on October 10, 2022.
(8)	New subaccount operations commenced on January 16, 2024.
(9)	New subaccount operations commenced on April 26, 2024.
(10)	The investment income ratio and total return reflect the effect of a reimbursement of income from a trade error. See Note 9 in the Notes to Financial Statements.

176	∎ RIVERSOURCE OF NEW YORK ACCOUNT 8

9. REIMBURSEMENT OF INCOME FROM TRADE ERROR

Due to an error in trading instructions during the period, the investment owned by the EV VT Floating-Rate Inc, Inst Cl division of the Account as of December 31, 2024, is comprised of shares of the Initial Class of Eaton Vance VT Floating-Rate Fund. The EV VT Floating-Rate Inc, Inst Cl division intended to invest in Institutional Class shares of the Eaton Vance VT Floating-Rate Fund. On April 8, 2025, the EV VT Floating-Rate Inc, Inst Cl’s Initial Class shares were exchanged to Institutional Class shares of the Fund.

The Eaton Vance VT Floating-Rate Fund Institutional Class shares and its Initial Class shares differ in that Institutional Class shares typically incur lower fund expenses. If the EV VT Floating-Rate Inc, Inst Cl division had held Institutional shares, it would have recorded higher dividend income. RiverSource Life of NY and/or its affiliates have agreed to reimburse the EV VT Floating-Rate Inc, Inst Cl division $23 representing the amount of lower dividend distributions received.

There were no material impacts to any contract holder transactions or account values at any time as a result of this trade error. The investment income ratio and total return presented in the financial highlights reflect the effect of the reimbursement.

RIVERSOURCE OF NEW YORK ACCOUNT 8 ∎	177

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

Opinion

We have audited the accompanying financial statements of RiverSource Life Insurance Co. of New York (the “Company”), which comprise the balance sheets as of December 31, 2024 and 2023, and the related statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 23, 2025

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2024	2023
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2024, $1,545,537; 2023, $1,680,232; allowance for credit losses: 2024, nil; 2023, $365)	$1,420,630	$1,585,541
Mortgage loans, at amortized cost (allowance for credit losses: 2024, $424; 2023, $554)	130,826	144,910
Policy loans	60,538	53,615
Other investments	638	597
Total investments	1,612,632	1,784,663
Cash and cash equivalents	145,878	80,082
Market risk benefits	147,075	94,641
Reinsurance recoverables (allowance for credit losses: 2024, $3,300; 2023, $3,800)	195,919	205,915
Receivables	10,340	7,863
Accrued investment income	14,363	15,376
Deferred acquisition costs	161,696	166,933
Other assets	189,005	160,302
Separate account assets	4,634,856	4,515,324
Total assets	$7,111,764	$7,031,099

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,843,572	$1,916,999
Market risk benefits	26,470	47,166
Other liabilities	175,985	127,513
Separate account liabilities	4,634,856	4,515,324
Total liabilities	6,680,883	6,607,002
Shareholder’s Equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	428,525	405,131
Accumulated other comprehensive income (loss), net of tax	(106,570)	(89,960)
Total shareholder’s equity	430,881	424,097
Total liabilities and shareholder’s equity	$7,111,764	$7,031,099

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2024	2023	2022
Revenues
Premiums	$27,135	$21,413	$16,693
Net investment income	82,817	84,585	72,209
Policy and contract charges	125,670	123,750	125,296
Other revenues	23,564	22,102	23,617
Net realized investment gains (losses)	(419)	187	(3,452)
Total revenues	258,767	252,037	234,363

Benefits and Expenses
Benefits, claims, losses and settlement expenses	51,316	48,540	37,994
Interest credited to fixed accounts	49,396	51,609	51,588
Remeasurement (gains) losses of future policy benefit reserves	(8,588)	2,003	2,225
Change in fair value of market risk benefits	26,843	45,118	40,393
Amortization of deferred acquisition costs	14,146	14,822	15,529
Other insurance and operating expenses	36,697	35,823	34,835
Total benefits and expenses	169,810	197,915	182,564
Pretax income (loss)	88,957	54,122	51,799
Income tax provision (benefit)	15,563	7,555	7,380
Net income	$73,394	$46,567	$44,419

See Notes to Financial Statements.

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2024	2023	2022

Net income	$73,394	$46,567	$44,419
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(23,676)	41,675	(213,461)
Effect of changes in discount rate assumptions on certain long-duration contracts	9,241	(6,125)	61,911
Effect of changes in instrument-specific credit risk on market risk benefits	(2,175)	(2,950)	18,837
Total other comprehensive income (loss), net of tax	(16,610)	32,600	(132,713)
Total comprehensive income (loss)	$56,784	$79,167	$(88,294)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2022	$2,000	$106,926	$427,145	$10,153	$546,224
Net income	—	—	44,419	—	44,419
Other comprehensive loss, net of tax	—	—	—	(132,713)	(132,713)
Cash dividend to RiverSource Life Insurance Company	—	—	(63,000)	—	(63,000)
Balances at December 31, 2022	2,000	106,926	408,564	(122,560)	394,930
Net income	—	—	46,567	—	46,567
Other comprehensive income, net of tax	—	—	—	32,600	32,600
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2023	2,000	106,926	405,131	(89,960)	424,097
Net income	—	—	73,394	—	73,394
Other comprehensive loss, net of tax	—	—	—	(16,610)	(16,610)
Cash dividend to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)
Balances at December 31, 2024	$2,000	$106,926	$428,525	$(106,570)	$430,881

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2024	2023	2022
Cash Flows from Operating Activities
Net income	$73,394	$46,567	$44,419
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	1,412	2,049	2,971
Deferred income tax (benefit) expense	14,880	(1,519)	(4,674)
Contractholder and policyholder charges, non-cash	(27,735)	(27,744)	(27,193)
(Gain) loss from equity method investments	(62)	(72)	96
Net realized investment (gains) losses	914	431	1,918
Impairments and provision for loan losses	(495)	(618)	1,534
Changes in operating assets and liabilities:
Deferred acquisition costs	5,237	7,105	6,074
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	(77,148)	(42,580)	(46,805)
Derivatives, net of collateral	1,897	(36,844)	(136,006)
Reinsurance recoverables	349	(4,765)	(9,928)
Receivables	(2,277)	553	5,261
Accrued investment income	1,013	(654)	(1,282)
Current income tax, net	(1,753)	(3,253)	3,339
Other, net	9,397	4,121	3,254
Net cash provided by (used in) operating activities	(977)	(57,223)	(157,022)

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	4,609	902	152,436
Maturities, sinking fund payments and calls	127,776	115,763	229,741
Purchases	(216)	(120,653)	(356,097)
Proceeds from maturities and repayments of mortgage loans	17,214	15,195	12,845
Funding of mortgage loans	(3,000)	(2,626)	(14,299)
Proceeds from sales of other investments	21	22	—
Purchase of other investments	—	—	(131)
Change in policy loans, net	(6,923)	(2,824)	1,277
Net cash provided by (used in) investing activities	139,481	5,779	25,772

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	111,071	105,284	92,918
Net transfers from (to) separate accounts	(11,509)	(5,907)	(3,275)
Surrenders and other benefits	(122,035)	(132,933)	(90,640)
Proceeds from line of credit with Ameriprise Financial, Inc.	2,600	—	—
Payments on line of credit with Ameriprise Financial, Inc.	(2,600)	—	—
Cash received for purchased options with deferred premiums	—	10,823	30,753
Cash paid for purchased options with deferred premiums	(235)	(501)	(983)
Cash dividends to RiverSource Life Insurance Company	(50,000)	(50,000)	(63,000)
Net cash provided by (used in) financing activities	(72,708)	(73,234)	(34,227)
Net increase (decrease) in cash and cash equivalents	65,796	(124,678)	(165,477)
Cash and cash equivalents at beginning of period	80,082	204,760	370,237
Cash and cash equivalents at end of period	$145,878	$80,082	$204,760
Supplemental Disclosures:
Income taxes paid (received), net	$2,435	$12,777	$10,115

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 14.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through April 23, 2025, the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s operations constitute a single operating segment, and therefore a single reportable segment, as the chief operating decision maker (“CODM”) manages the business activities using information of the Company as a whole. As its CODM, the Company’s Chairman, President and Chief Executive Officer utilizes the Statements of Income and its net income metric to allocate resources and assess performance of the Company. The accounting policies used to measure the profit and loss of the segment are the same as those described in Note 2.

The Company’s principal products are variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add an optional guaranteed minimum death benefit (“GMDB”) rider to their contract.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (loss) (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to Net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

RiverSource Life Insurance Co. of New York

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

The Company invests in structured investments which are considered variable interest entities (“VIEs”) for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information on these structured investments.

Financing Receivables

Financing receivables are comprised of mortgage loans and policy loans.

Mortgage Loans

Mortgage loans are loans on commercial properties that are originated by the Company and are recorded at amortized cost less the allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on mortgage loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

See Note 6 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased.

The allowance for credit losses for mortgage loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on

RiverSource Life Insurance Co. of New York

mortgage loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Nonaccrual Loans

Mortgage loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for mortgage loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the mortgage loan is uncollectible. Factors used by the Company to determine whether all amounts due on mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location.

If it is determined that foreclosure on a mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits (“EGPs”) over the period the reinsurance policies are in force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant

RiverSource Life Insurance Co. of New York

change given the long-term nature of these receivables. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum withdrawal benefits (“GMWB”) provisions accounted for as market risk benefits.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), GMWB and GMAB. If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The deferred acquisition costs (“DAC”) associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

RiverSource Life Insurance Co. of New York

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant level basis using the same methodology and assumptions used to amortize DAC. Deferred sales inducement costs (“DSIC”) is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of, and Separate account liabilities represent the obligation to, the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance products and life contingent payout annuity products.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees. Liabilities for IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

RiverSource Life Insurance Co. of New York

See Note 11 for information regarding variable annuity guarantees.

Embedded Derivatives

The fair value of embedded derivatives related to IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI, LTC, and life contingent payout annuity policies as claims are incurred in the future. The claim liability (also referred to as disabled life reserve) is presented together as one liability for future policy benefits.

A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 9 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

RiverSource Life Insurance Co. of New York

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 9.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using the same assumptions and factors used to amortize DAC. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are generally calculated as a percentage of the fair value of assets held in separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges and cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed. These fees and charges are recorded in Policy and contract charges

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

RiverSource Life Insurance Co. of New York

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Segment Reporting — Improvements to Reportable Segment Disclosures

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss and contain other disclosure requirements. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. The Company adopted the standard on January 1, 2024. The adoption of the standard did not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

Future Adoption of New Accounting Standards

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is assessing changes to the income tax-related disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

Expenses — Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses, requiring public business entities to disclose disaggregated information about certain income statement expense line items. The disaggregated disclosures are required to be in the footnotes to the financial statements on an annual and interim basis. The standard is to be applied prospectively, with an option for retrospective application and is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is assessing changes to footnote disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s financial condition and results of operations as the standard is disclosure-related only.

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income:

	Years Ended December 31,
(in thousands)	2024	2023	2022
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$9,678	$9,193	$9,762
Unaffiliated	996	850	829
Total	10,674	10,043	10,591
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,498	2,317	2,474
Unaffiliated	1,172	1,029	1,019
	3,670	3,346	3,493
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	19,527	18,482	19,845
Unaffiliated	272	230	232
	19,799	18,712	20,077
Total	23,469	22,058	23,570
Total revenue from contracts with customers	34,143	32,101	34,161
Revenue from other sources(1)	224,624	219,936	200,202
Total revenues	$258,767	$252,037	$234,363

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

RiverSource Life Insurance Co. of New York

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $3.2 million and $2.9 million as of December 31, 2024 and 2023, respectively.

5. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2024
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$902,842	$14,151	$(75,598)	$—	$841,395
Residential mortgage backed securities	264,471	146	(40,511)	—	224,106
Commercial mortgage backed securities	283,246	—	(25,417)	—	257,829
State and municipal obligations	69,925	3,528	(446)	—	73,007
Asset backed securities	24,305	544	(1,359)	—	23,490
Foreign government bonds and obligations	531	54	—	—	585
U.S. government and agency obligations	217	1	—	—	218
Total	$1,545,537	$18,424	$(143,331)	$—	$1,420,630

RiverSource Life Insurance Co. of New York

	December 31, 2023
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$951,360	$25,060	$(54,874)	$(365)	$921,181
Residential mortgage backed securities	290,104	187	(37,468)	—	252,823
Commercial mortgage backed securities	322,845	—	(33,099)	—	289,746
State and municipal obligations	83,146	7,417	(452)	—	90,111
Asset backed securities	31,919	467	(1,648)	—	30,738
Foreign government bonds and obligations	638	84	—	—	722
U.S. government and agency obligations	220	—	—	—	220
Total	$1,680,232	$33,215	$(127,541)	$(365)	$1,585,541

As of December 31, 2024 and 2023, accrued interest of $13.9 million and $14.9 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2024 and 2023, fixed maturity securities comprised approximately 88% and 89%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2024 and 2023, $9.4 million and $15.8 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2024			December 31, 2023
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$295,791	$270,009	19%	$355,286	$319,280	20%
AA	321,502	285,980	20	344,046	315,804	20
A	187,262	181,984	13	175,912	179,826	11
BBB	707,754	651,579	46	762,945	731,081	46
Below investment grade	33,228	31,078	2	42,043	39,550	3
Total fixed maturities	$1,545,537	$1,420,630	100%	$1,680,232	$1,585,541	100%

As of December 31, 2024 and 2023, approximately 74% and 75%, respectively, of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any issuer were greater than 10% of the Company’s total shareholder’s equity as of both December 31, 2024 and 2023.

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2024
	Less than 12 months			12 months or more			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	45	$160,846	$(7,630)	151	$515,598	$(67,968)	196	$676,444	$(75,598)
Residential mortgage backed securities	2	2,242	(94)	56	215,835	(40,417)	58	218,077	(40,511)
Commercial mortgage backed securities	—	—	—	86	257,829	(25,417)	86	257,829	(25,417)
State and municipal obligations	5	3,860	(63)	9	6,372	(383)	14	10,232	(446)
Asset backed securities	—	—	—	9	18,493	(1,359)	9	18,493	(1,359)
Total	52	$166,948	$(7,787)	311	$1,014,127	$(135,544)	363	$1,181,075	$(143,331)

RiverSource Life Insurance Co. of New York

	December 31, 2023
	Less than 12 months			12 months or more			Total
Description of Securities (in thousands, except number of securities)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	17	$75,331	$(1,862)	176	$518,163	$(53,012)	193	$593,494	$(54,874)
Residential mortgage backed securities	5	3,800	(48)	57	242,301	(37,420)	62	246,101	(37,468)
Commercial mortgage backed securities	1	7,423	(216)	97	282,323	(32,883)	98	289,746	(33,099)
State and municipal obligations	3	2,700	(113)	10	6,501	(339)	13	9,201	(452)
Asset backed securities	—	—	—	15	22,384	(1,648)	15	22,384	(1,648)
U.S. government and agency obligations	1	220	—	—	—	—	1	220	—
Total	27	$89,474	$(2,239)	355	$1,071,672	$(125,302)	382	$1,161,146	$(127,541)

As part of the Company’s ongoing monitoring process, management determined that the increase in gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2024 is primarily attributable to higher interest rates. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2024 and 2023, approximately 93% and 91%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in thousands)	Corporate Debt Securities
Balance at January 1, 2022	$—
Additions for which credit losses were not previously recorded	572
Balance at December 31, 2022	572
Additions for which credit losses were not previously recorded	365
Reductions for securities sold during the period (realized)	(458)
Additional increases (decreases) on securities that had an allowance recorded in a previous period	(114)
Balance at December 31, 2023	365
Reductions for securities sold during the period (realized)	(389)
Additional increases (decreases) on securities that had an allowance recorded in a previous period	24
Balance at December 31, 2024	$—

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2024	2023	2022
Gross realized investment gains	$403	$93	$1,316
Gross realized investment losses	(1,317)	(524)	(3,234)
Credit reversals (losses)	365	207	(572)
Other impairments	—	—	(856)
Total	$(549)	$(224)	$(3,346)

For the year ended December 31, 2024, net credit reversals primarily related to the sale of a previously impaired corporate debt security in the communications industry. For the year ended December 31, 2023, net credit reversals primarily related to the reversal of a previously recorded allowance for credit losses due to the sale of a corporate debt security in the communications industry partially offset by recording an allowance for credit losses of another corporate debt security in the communications industry. For the year ended December 31, 2022, credit losses primarily related to recording an allowance for credit losses on a corporate debt security in the communications industry. Other impairments for the year ended December 31, 2022 related to Available-for-Sale securities which the Company intended to sell.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

RiverSource Life Insurance Co. of New York

Available-for-Sale securities by contractual maturity as of December 31, 2024 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$70,900	$70,552
Due after one year through five years	133,792	128,180
Due after five years through 10 years	144,020	131,437
Due after 10 years	624,803	585,036
	973,515	915,205
Residential mortgage backed securities	264,471	224,106
Commercial mortgage backed securities	283,246	257,829
Asset backed securities	24,305	23,490
Total	$1,545,537	$1,420,630

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in thousands)	2024	2023	2022
Fixed maturities	$65,545	$66,737	$60,796
Mortgage loans	5,649	6,080	6,419
Other investments	13,094	13,384	6,926
	84,288	86,201	74,141
Less: investment expenses	1,471	1,616	1,932
Total	$82,817	$84,585	$72,209

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in thousands)	2024	2023	2022
Fixed maturities	$(549)	$(224)	$(3,346)
Mortgage loans	130	411	(106)
Total	$(419)	$187	$(3,452)

6. FINANCING RECEIVABLES

Financing receivables are comprised of mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in thousands)	Mortgage Loans
Balance at January 1, 2022	$859
Provisions	106
Balance at December 31, 2022	965
Provisions	(411)
Balance at December 31, 2023	554
Provisions	(130)
Balance at December 31, 2024	$424

As of December 31, 2024 and 2023, accrued interest on mortgage loans was $432 thousand and $474 thousand, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of mortgage loans.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2024 and 2023. All loans were considered to be performing.

Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

RiverSource Life Insurance Co. of New York

Based on this review, the mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. There were no mortgage loans which management has assigned its highest risk rating as of both December 31, 2024 and 2023. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no mortgage loans past due as of both December 31, 2024 and 2023.

The tables below present the amortized cost basis of mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2024
(in thousands)	2024	2023	2022	2021	2020	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	—	—	—	—	—	—	—
60% – 80%	2,987	—	4,111	—	5,418	5,108	17,624
40% – 60%	—	—	2,755	2,384	6,366	28,864	40,369
<40%	—	1,414	1,100	2,881	8,324	59,538	73,257
Total	$2,987	$1,414	$7,966	$5,265	$20,108	$93,510	$131,250

	December 31, 2023
(in thousands)	2023	2022	2021	2020	2019	Prior	Total
Loan-to-Value Ratio
>100%	$—	$—	$—	$—	$—	$—	$—
80% – 100%	—	—	—	1,988	—	2,118	4,106
60% – 80%	—	5,810	—	3,671	2,481	7,027	18,989
40% – 60%	—	2,350	2,433	6,546	5,466	30,058	46,853
<40%	1,488	—	2,981	8,651	10,287	52,109	75,516
Total	$1,488	$8,160	$5,414	$20,856	$18,234	$91,312	$145,464

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type. For the year ended December 31, 2024, the Company did not have any write-offs of mortgage loans.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
(in thousands)	2024	2023	2024	2023
East North Central	$10,463	$12,125	8%	8%
East South Central	4,520	4,904	3	3
Middle Atlantic	15,236	17,055	12	12
Mountain	15,563	20,907	12	14
New England	3,382	3,527	3	3
Pacific	41,816	44,912	32	31
South Atlantic	26,828	25,135	20	17
West North Central	8,202	10,224	6	7
West South Central	5,240	6,675	4	5
Total	$131,250	$145,464	100%	100%

Concentrations of credit risk of mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
(in thousands)	2024	2023	2024	2023
Apartments	$42,598	$45,692	33%	32%
Industrial	23,951	27,264	18	19
Mixed use	5,575	5,882	4	4
Office	16,088	17,849	12	12
Retail	34,710	39,748	27	27
Other	8,328	9,029	6	6
Total	$131,250	$145,464	100%	100%

RiverSource Life Insurance Co. of New York

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Modifications with Borrowers Experiencing Financial Difficulty

There were no modifications of financing receivables with borrowers experiencing financial difficulty by the Company during the years ended December 31, 2024 and 2023.

7. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC:

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Balance at January 1, 2024	$105,559	$2,569	$5,897	$28,611	$17,858
Capitalization of acquisition costs	4,264	—	23	3,693	355
Amortization	(8,805)	(467)	(436)	(2,415)	(1,312)
Balance at December 31, 2024	$101,018	$2,102	$5,484	$29,889	$16,901

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2024	$79	$264	$807	$5,289	$166,933
Capitalization of acquisition costs	—	340	39	195	8,909
Amortization	(8)	(27)	(63)	(613)	(14,146)
Balance at December 31, 2024	$71	$577	$783	$4,871	$161,696

(in thousands)	Variable Annuities	Fixed Annuities	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance
Balance at January 1, 2023	$110,920	$3,350	$6,338	$27,871	$18,837
Capitalization of acquisition costs	3,760	—	21	3,117	383
Amortization	(9,121)	(781)	(462)	(2,377)	(1,362)
Balance at December 31, 2023	$105,559	$2,569	$5,897	$28,611	$17,858

(in thousands)	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2023	$88	$101	$814	$5,719	$174,038
Capitalization of acquisition costs	—	175	56	205	7,717
Amortization	(9)	(12)	(63)	(635)	(14,822)
Balance at December 31, 2023	$79	$264	$807	$5,289	$166,933

The following tables summarize the balances of and changes in DSIC:

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2024	$5,950	$771	$6,721
Amortization	(584)	(147)	(731)
Balance at December 31, 2024	$5,366	$624	$5,990

(in thousands)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2023	$6,589	$1,006	$7,595
Amortization	(639)	(235)	(874)
Balance at December 31, 2023	$5,950	$771	$6,721

RiverSource Life Insurance Co. of New York

8. REINSURANCE

The Company reinsures a portion of its insurance risks through reinsurance agreements with unaffiliated reinsurance companies.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

For IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only, which are about 90% of the Company’s total in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2024 and 2023, traditional life and UL insurance policies in force were $11.2 billion and $11.4 billion, respectively, of which $7.9 billion and $8.0 billion as of December 31, 2024 and 2023 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2024	2023	2022
Direct premiums	$37,884	$32,254	$27,673
Reinsurance ceded	(10,749)	(10,841)	(10,980)
Net premiums	$27,135	$21,413	$16,693

Policy and contract charges are presented on the Statements of Income net of $11.6 million, $11.0 million and $10.3 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2024, 2023 and 2022, respectively.

The amount of claims recovered through reinsurance on all contracts was $20.3 million, $22.6 million and $20.4 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Reinsurance recoverables include approximately $146.7 million and $156.7 million related to LTC risk ceded to Genworth as of December 31, 2024 and 2023, respectively.

Policyholder account balances, future policy benefits and claims include $981 thousand and $1.1 million related to previously assumed reinsurance arrangements as of December 31, 2024 and 2023, respectively.

RiverSource Life Insurance Co. of New York

9. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2024	2023
Policyholder account balances
Policyholder account balances	$1,266,039	$1,322,686
Future policy benefits
Reserve for future policy benefits	452,282	480,237
Deferred profit liability	8,412	5,772
Additional liabilities for insurance guarantees	93,655	86,365
Other insurance and annuity liabilities	14,399	12,043
Total future policy benefits	568,748	584,417
Policy claims and other policyholders’ funds	8,785	9,896
Total policyholder account balances, future policy benefits and claims	$1,843,572	$1,916,999

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB and GMIB provisions. See Note 2 and Note 11 for information regarding the Company’s variable annuity guarantees. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. In 2020, the Company discontinued sales of fixed deferred annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

RiverSource Life Insurance Co. of New York

The balances of and changes in policyholder account balances were as follows:

(in thousands, except percentages)	Variable Annuities	Fixed Annuities	Non-Life Contingent Payout Annuities	Universal Life Insurance
Balance at January 1, 2024	$251,056	$677,635	$25,052	$87,208
Contract deposits	5,145	6,120	6,530	8,859
Policy charges	(776)	(26)	—	(12,182)
Surrenders and other benefits	(36,893)	(72,274)	(6,642)	(3,427)
Net transfer from (to) separate account liabilities	(3,807)	—	—	—
Interest credited	7,470	25,572	833	2,974
Balance at December 31, 2024	$222,195	$637,027	$25,773	$83,432
Weighted-average crediting rate	3.2%	4.0%	N/A	3.4%
Net amount at risk	N/A	N/A	N/A	$569,918
Cash surrender value(1)	$219,310	$636,172	N/A	$74,110

(in thousands, except percentages)	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$97,977	$159,277	$24,481	$1,322,686
Contract deposits	19,468	13,651	—	59,773
Policy charges	(6,339)	(8,412)	—	(27,735)
Surrenders and other benefits	(4,086)	(3,355)	(1,466)	(128,143)
Net transfer from (to) separate account liabilities	(7,702)	—	—	(11,509)
Interest credited	3,923	9,297	898	50,967
Balance at December 31, 2024	$103,241	$170,458	$23,913	$1,266,039
Weighted-average crediting rate	4.0%	2.3%	4.0%
Net amount at risk	$3,021,978	$917,731	$9,876
Cash surrender value(1)	$70,021	$147,686	$18,280

(in thousands, except percentages)	Variable Annuities	Fixed Annuities	Non-Life Contingent Payout Annuities	Universal Life Insurance
Balance at January 1, 2023	$267,080	$730,919	$27,698	$90,510
Contract deposits	9,736	8,023	4,254	9,224
Policy charges	(554)	(45)	—	(12,393)
Surrenders and other benefits	(30,401)	(88,051)	(7,521)	(3,147)
Net transfer from (to) separate account liabilities	(3,010)	—	—	—
Interest credited	8,205	26,789	621	3,014
Balance at December 31, 2023	$251,056	$677,635	$25,052	$87,208
Weighted-average crediting rate	3.2%	3.9%	N/A	3.4%
Net amount at risk	N/A	N/A	N/A	$592,770
Cash surrender value(1)	$247,881	$676,453	N/A	$76,809

(in thousands, except percentages)	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$98,080	$152,485	$25,984	$1,392,756
Contract deposits	10,495	13,828	—	55,560
Policy charges	(6,655)	(8,081)	—	(27,728)
Surrenders and other benefits	(4,774)	(3,765)	(2,477)	(140,136)
Net transfer from (to) separate account liabilities	(2,897)	—	—	(5,907)
Interest credited	3,728	4,810	974	48,141
Balance at December 31, 2023	$97,977	$159,277	$24,481	$1,322,686
Weighted-average crediting rate	4.0%	2.0%	4.0%
Net amount at risk	$3,049,078	$951,825	$10,233
Cash surrender value(1)	$69,218	$135,122	$18,716

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For variable annuities and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

RiverSource Life Insurance Co. of New York

Refer to Note 11 for the net amount at risk for market risk benefits associated with variable annuities. Fixed and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative and separate account liabilities.

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2024 and 2023 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

	December 31, 2024
		Account Values with Crediting Rates
(in thousands, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1% – 1.99%	$2,059	$9,655	$7,152	$5,074	$126	$24,066
	2% – 2.99%	4,904	—	—	—	—	4,904
	3% – 3.99%	102,364	67	—	—	—	102,431
	4% – 5.00%	85,029	—	—	—	—	85,029
	Total	$194,356	$9,722	$7,152	$5,074	$126	$216,430
Fixed annuities	1% – 1.99%	$6,132	$12,131	$13,918	$6,307	$3,114	$41,602
	2% – 2.99%	572	105	13	—	—	690
	3% – 3.99%	267,561	148	—	—	—	267,709
	4% – 5.00%	326,709	—	—	—	—	326,709
	Total	$600,974	$12,384	$13,931	$6,307	$3,114	$636,710
Universal life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	3,389	148	743	7	44	4,331
	3% – 3.99%	45,770	45	254	659	—	46,728
	4% – 5.00%	29,958	179	11	—	—	30,148
	Total	$79,117	$372	$1,008	$666	$44	$81,207
Fixed accounts of variable universal life insurance	1% – 1.99%	$—	$—	$244	$104	$1,667	$2,015
	2% – 2.99%	376	803	—	33	452	1,664
	3% – 3.99%	5,637	32	93	692	—	6,454
	4% – 5.00%	42,983	564	—	—	—	43,547
	Total	$48,996	$1,399	$337	$829	$2,119	$53,680
Non-indexed accounts of indexed universal life insurance	1% – 1.99%	$—	$—	$376	$128	$—	$504
	2% – 2.99%	—	9,783	—	—	—	9,783
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	—	—	—	—	—	—
	Total	$—	$9,783	$376	$128	$—	$10,287
Other life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	—	—	—	—	—	—
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	18,207	—	—	—	—	18,207
	Total	$18,207	$—	$—	$—	$—	$18,207
Total	1% – 1.99%	$8,191	$21,786	$21,690	$11,613	$4,907	$68,187
	2% – 2.99%	9,241	10,839	756	40	496	21,372
	3% – 3.99%	421,332	292	347	1,351	—	423,322
	4% – 5.00%	502,886	743	11	—	—	503,640
	Total	$941,650	$33,660	$22,804	$13,004	$5,403	$1,016,521
Percentage of total account values that reset in:
Next 12 months		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%
>12 months to 24 months		—	—	—	—	—	—
>24 months		—	—	—	—	—	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Co. of New York

	December 31, 2023
		Account Values with Crediting Rates
(in thousands, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1% – 1.99%	$3,762	$12,487	$6,593	$3,836	$1,353	$28,031
	2% – 2.99%	5,385	—	—	—	—	5,385
	3% – 3.99%	119,503	—	—	—	—	119,503
	4% – 5.00%	91,460	—	—	—	—	91,460
	Total	$220,110	$12,487	$6,593	$3,836	$1,353	$244,379
Fixed annuities	1% – 1.99%	$6,931	$26,004	$12,838	$8,108	$—	$53,881
	2% – 2.99%	893	269	—	—	—	1,162
	3% – 3.99%	300,328	86	—	—	—	300,414
	4% – 5.00%	321,863	—	—	—	—	321,863
	Total	$630,015	$26,359	$12,838	$8,108	$—	$677,320
Universal life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	3,411	117	465	7	25	4,025
	3% – 3.99%	47,337	46	259	420	—	48,062
	4% – 5.00%	32,800	59	19	—	—	32,878
	Total	$83,548	$222	$743	$427	$25	$84,965
Fixed accounts of variable universal life insurance	1% – 1.99%	$—	$264	$171	$—	$1,068	$1,503
	2% – 2.99%	920	640	—	41	412	2,013
	3% – 3.99%	6,405	38	123	462	—	7,028
	4% – 5.00%	45,045	144	—	—	—	45,189
	Total	$52,370	$1,086	$294	$503	$1,480	$55,733
Non-indexed accounts of indexed universal life insurance	1% – 1.99%	$—	$—	$184	$—	$—	$184
	2% – 2.99%	9,091	—	—	—	—	9,091
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	—	—	—	—	—	—
	Total	$9,091	$—	$184	$—	$—	$9,275
Other life insurance	1% – 1.99%	$—	$—	$—	$—	$—	$—
	2% – 2.99%	—	—	—	—	—	—
	3% – 3.99%	—	—	—	—	—	—
	4% – 5.00%	18,649	—	—	—	—	18,649
	Total	$18,649	$—	$—	$—	$—	$18,649
Total	1% – 1.99%	$10,693	$38,755	$19,786	$11,944	$2,421	$83,599
	2% – 2.99%	19,700	1,026	465	48	437	21,676
	3% – 3.99%	473,573	170	382	882	—	475,007
	4% – 5.00%	509,817	203	19	—	—	510,039
	Total	$1,013,783	$40,154	$20,652	$12,874	$2,858	$1,090,321
Percentage of total account values that reset in:
Next 12 months		100.0%	99.7%	99.0%	100.0%	100.0%	100.0%
>12 months to 24 months		—	0.3	1.0	—	—	—
>24 months		—	—	—	—	—	—
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Co. of New York

The following tables summarize the balances of and changes in the liability for future policy benefits:

(in thousands, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2024	$—	$34,522	$7,836	$48,489	$90,847
Beginning balance at original discount rate	—	35,649	7,720	47,397	90,766
Effect of changes in cash flow assumptions	—	3,237	(1,939)	4,830	6,128
Effect of actual variances from expected experience	—	(2,229)	(837)	(409)	(3,475)
Adjusted beginning of year balance	$—	$36,657	$4,944	$51,818	$93,419
Issuances	13,729	3,071	553	—	17,353
Interest accrual	53	1,788	309	2,512	4,662
Net premiums collected	(13,782)	(3,490)	(621)	(6,107)	(24,000)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$38,026	$5,185	$48,223	$91,434
Effect of changes in discount rate assumptions	—	(2,680)	(244)	50	(2,874)
Balance at December 31, 2024	$—	$35,346	$4,941	$48,273	$88,560

Present Value of Future Policy Benefits:
Balance at January 1, 2024	$64,261	$74,238	$37,113	$395,386	$570,998
Beginning balance at original discount rate	67,270	73,159	34,643	383,284	558,356
Effect of changes in cash flow assumptions	(1,352)	3,921	(3,096)	(1,924)	(2,451)
Effect of actual variances from expected experience	(1,387)	(2,563)	(1,481)	(2,519)	(7,950)
Adjusted beginning of year balance	$64,531	$74,517	$30,066	$378,841	$547,955
Issuances	13,729	3,061	552	—	17,342
Interest accrual	3,152	4,132	1,916	19,949	29,149
Benefit payments	(9,471)	(5,669)	(2,709)	(24,889)	(42,738)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$71,941	$76,041	$29,825	$373,901	$551,708
Effect of changes in discount rate assumptions	(4,372)	(2,471)	787	(4,866)	(10,922)
Balance at December 31, 2024	$67,569	$73,570	$30,612	$369,035	$540,786
Adjustment due to reserve flooring	$—	$56	$—	$—	$56

Net liability for future policy benefits	$67,569	$38,280	$25,671	$320,762	$452,282
Less: reinsurance recoverable	—	27,679	718	146,132	174,529
Net liability for future policy benefits, after reinsurance recoverable	$67,569	$10,601	$24,953	$174,630	$277,753
Discounted expected future gross premiums	$—	$82,293	$43,468	$57,490	$183,251
Expected future gross premiums	$—	$136,563	$62,172	$79,143	$277,878
Expected future benefit payments	$101,241	$126,924	$49,284	$626,799	$904,248
Weighted average interest accretion rate	4.5%	6.2%	6.5%	5.4%
Weighted average discount rate	5.4%	5.7%	5.6%	5.6%
Weighted average duration of liability (in years)	6	6	7	8

RiverSource Life Insurance Co. of New York

(in thousands, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products

Present Value of Expected Net Premiums:
Balance at January 1, 2023	$—	$34,620	$7,326	$46,639	$88,585
Beginning balance at original discount rate	—	36,678	7,426	46,413	90,517
Effect of changes in cash flow assumptions	—	(1,238)	(788)	3,562	1,536
Effect of actual variances from expected experience	—	(754)	819	1,791	1,856
Adjusted beginning of year balance	$—	$34,686	$7,457	$51,766	$93,909
Issuances	8,076	2,607	716	—	11,399
Interest accrual	39	1,747	390	2,473	4,649
Net premiums collected	(8,115)	(3,391)	(843)	(6,842)	(19,191)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$35,649	$7,720	$47,397	$90,766
Effect of changes in discount rate assumptions	—	(1,127)	116	1,092	81
Balance at December 31, 2023	$—	$34,522	$7,836	$48,489	$90,847

Present Value of Future Policy Benefits:
Balance at January 1, 2023	$61,387	$73,706	$36,111	$378,407	$549,611
Beginning balance at original discount rate	66,201	74,238	34,489	376,914	551,842
Effect of changes in cash flow assumptions	—	(1,241)	(1,091)	2,302	(30)
Effect of actual variances from expected experience	(1,074)	(1,296)	1,000	7,258	5,888
Adjusted beginning of year balance	$65,127	$71,701	$34,398	$386,474	$557,700
Issuances	8,076	2,607	714	—	11,397
Interest accrual	2,810	4,066	2,031	20,274	29,181
Benefit payments	(8,743)	(5,215)	(2,500)	(23,464)	(39,922)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$67,270	$73,159	$34,643	$383,284	$558,356
Effect of changes in discount rate assumptions	(3,009)	1,079	2,470	12,102	12,642
Balance at December 31, 2023	$64,261	$74,238	$37,113	$395,386	$570,998

Adjustment due to reserve flooring	$—	$86	$—	$—	$86

Net liability for future policy benefits	$64,261	$39,802	$29,277	$346,897	$480,237
Less: reinsurance recoverable	—	28,013	942	156,173	185,128
Net liability for future policy benefits, after reinsurance recoverable	$64,261	$11,789	$28,335	$190,724	$295,109
Discounted expected future gross premiums	$—	$88,128	$47,156	$52,116	$187,400
Expected future gross premiums	$—	$138,691	$65,922	$69,651	$274,264
Expected future benefit payments	$93,290	$120,813	$58,748	$653,735	$926,586

Weighted average interest accretion rate	4.2%	6.2%	6.1%	5.3%
Weighted average discount rate	4.9%	5.1%	5.1%	5.1%

Weighted average duration of liability (in years)	6	7	8	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2024 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increases and decreased disability income insurance claim incidence rates. The annual review of policy benefit reserves assumptions in the third quarter of 2023 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increase and benefit reduction assumptions.

RiverSource Life Insurance Co. of New York

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in thousands, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2024	$80,639	$5,509	$217	$86,365
Interest accrual	2,550	379	22	2,951
Benefit accrual	9,648	424	241	10,313
Benefit payments	(3,541)	(352)	(231)	(4,124)
Effect of actual variances from expected experience	(91)	(352)	(65)	(508)
Impact of change in net unrealized (gains) losses on securities	(1,107)	(51)	(184)	(1,342)
Balance at December 31, 2024	$88,098	$5,557	$—	$93,655
Weighted average interest accretion rate	3.0%	6.7%	3.9%
Weighted average discount rate	3.2%	7.0%	4.1%
Weighted average duration of reserves (in years)	9	7	7

(in thousands, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$72,524	$4,620	$(203)	$76,941
Interest accrual	2,317	344	28	2,689
Benefit accrual	9,474	405	218	10,097
Benefit payments	(4,890)	(405)	(309)	(5,604)
Effect of actual variances from expected experience	(751)	462	(140)	(429)
Impact of change in net unrealized (gains) losses on securities	1,965	83	623	2,671
Balance at December 31, 2023	$80,639	$5,509	$217	$86,365
Weighted average interest accretion rate	2.9%	6.7%	4.0%
Weighted average discount rate	3.2%	7.0%	4.1%
Weighted average duration of reserves (in years)	10	8	7

The amount of revenue and interest recognized in the Statements of Income was as follows:

	Years Ended December 31,
	2024		2023
(in thousands)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$15,122	$3,099	$8,895	$2,771
Term and whole life insurance	9,366	2,344	9,177	2,319
Disability income insurance	6,354	1,607	6,609	1,641
Long term care insurance	7,042	17,437	7,573	17,801
Total	$37,884	$24,487	$32,254	$24,532

The following tables summarize the balances of and changes in unearned revenue:

(in thousands)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Balance at January 1, 2024	$98	$9,038	$20,154	$29,290
Deferral of revenue	12	3,285	3,780	7,077
Amortization	(13)	(759)	(1,655)	(2,427)
Balance at December 31, 2024	$97	$11,564	$22,279	$33,940
Balance at January 1, 2023	$98	$6,912	$17,734	$24,744
Deferral of revenue	14	2,714	3,877	6,605
Amortization	(14)	(588)	(1,457)	(2,059)
Balance at December 31, 2023	$98	$9,038	$20,154	$29,290

RiverSource Life Insurance Co. of New York

10. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

The balances of and changes in separate account liabilities were as follows:

(in thousands)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2024	$4,018,325	$496,999	$4,515,324
Premiums and deposits	112,608	28,088	140,696
Policy charges	(80,105)	(19,541)	(99,646)
Surrenders and other benefits	(424,604)	(24,446)	(449,050)
Investment return	454,577	68,658	523,235
Net transfer from (to) general account	2,982	1,377	4,359
Other charges	(60)	(2)	(62)
Balance at December 31, 2024	$4,083,723	$551,133	$4,634,856
Cash surrender value	$3,989,419	$521,592	$4,511,011

(in thousands)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2023	$3,793,152	$437,738	$4,230,890
Premiums and deposits	83,153	25,482	108,635
Policy charges	(77,945)	(18,750)	(96,695)
Surrenders and other benefits	(298,531)	(20,075)	(318,606)
Investment return	516,055	71,946	588,001
Net transfer from (to) general account	2,510	661	3,171
Other charges	(69)	(3)	(72)
Balance at December 31, 2023	$4,018,325	$496,999	$4,515,324
Cash surrender value	$3,912,313	$472,542	$4,384,855

11. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract.

The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

RiverSource Life Insurance Co. of New York

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following tables summarize the balances of and changes in market risk benefits:

	Years Ended December 31,
(in thousands, except age)	2024	2023	2022
Balance at beginning of period	$(47,475)	$4,137	$92,975
Issuances	—	3	42
Interest accrual and time decay	(9,164)	(8,114)	(16,308)
Reserve increase from attributed fees collected	43,501	43,343	44,350
Reserve release for benefit payments and derecognition	(297)	(1,878)	(1,391)
Effect of changes in interest rates and bond markets	(53,866)	(19,266)	(216,461)
Effect of changes in equity markets and subaccount performance	(64,842)	(69,222)	120,007
Effect of changes in equity index volatility	3,339	(4,254)	11,723
Actual policyholder behavior different from expected behavior	1,653	(2,579)	(1,594)
Effect of changes in other future expected assumptions	3,793	6,621	(5,362)
Effect of changes in the instrument-specific credit risk on market risk benefits	2,753	3,734	(23,844)
Balance at end of period	$(120,605)	$(47,475)	$4,137
Reconciliation of the gross balances in an asset or liability position:
Asset position	$147,075	$94,641	$64,498
Liability position	(26,470)	(47,166)	(68,635)
Net asset (liability) position	$120,605	$47,475	$(4,137)
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$19,210	$58,245	$180,279
Living benefits	$38,955	$54,321	$185,651
Composite (greater of)	$55,956	$107,200	$339,888

Weighted average attained age of contractholders	68	67	67

Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(118,760)	$(96,583)	$(106,928)
Changes in unrealized (gains) losses in other comprehensive income (loss) relating to liabilities held at end of period	$2,866	$3,742	$(23,420)

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2024
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in thousands)
Market risk benefits	$(120,605)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	52.8%	12.6%
			Surrender rate(2)	0.4%	–	39.4%	3.9%
			Market volatility(3)	0.0%	–	24.6%	10.3%
			Nonperformance risk(4)	65 bps			65	bps
			Mortality rate(5)	0.0%	–	37.4%	1.8%

	December 31, 2023
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in thousands)
Market risk benefits	$(47,475)	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	12.1%
			Surrender rate(2)	0.3%	–	55.7%	3.9%
			Market volatility(3)	0.0%	–	25.2%	10.6%
			Nonperformance risk(4)	85 bps			85	bps
			Mortality rate(5)	0.0%	–	35.4%	1.7%

RiverSource Life Insurance Co. of New York

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2024 and 2023, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2024

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $994 thousand.

•	Updates to surrender assumptions resulted in a decrease to pretax income of $2.3 million.

Year ended December 31, 2023

•	Updates to utilization of guaranteed withdrawal assumptions resulted in a decrease to pretax income of $1.5 million.

•	Updates to surrender assumptions resulted in a decrease to pretax income of $5.0 million.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair value measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calendar year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility, contractholder behavior assumptions that include margins for risk, and the Company’s nonperformance risk. These measurements are classified as Level 3.

12. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$826,806	$14,589	$841,395
Residential mortgage backed securities	—	224,106	—	224,106
Commercial mortgage backed securities	—	257,829	—	257,829
State and municipal obligations	—	73,007	—	73,007
Asset backed securities	—	23,490	—	23,490
Foreign government bonds and obligations	—	585	—	585
U.S. government and agency obligations	218	—	—	218
Total Available-for-Sale securities	218	1,405,823	14,589	1,420,630
Cash equivalents	—	145,762	—	145,762
Market risk benefits	—	—	147,075	147,075	(1)
Other assets:
Interest rate derivative contracts	79	1,712	—	1,791
Equity derivative contracts	2,011	115,824	—	117,835
Foreign exchange derivative contracts	189	426	—	615
Total other assets	2,279	117,962	—	120,241
Separate account assets at net asset value (“NAV”)				4,634,856	(2)
Total assets at fair value	$2,497	$1,669,547	$161,664	$6,468,564

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$59,724	$59,724
Total policyholder account balances, future policy benefits and claims	—	—	59,724	59,724	(3)
Market risk benefits	—	—	26,470	26,470	(1)
Other liabilities:
Interest rate derivative contracts	—	2,229	—	2,229
Equity derivative contracts	202	45,911	—	46,113
Total other liabilities	202	48,140	—	48,342
Total liabilities at fair value	$202	$48,140	$86,194	$134,536

RiverSource Life Insurance Co. of New York

	December 31, 2023
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$897,905	$23,276	$921,181
Residential mortgage backed securities	—	252,823	—	252,823
Commercial mortgage backed securities	—	289,746	—	289,746
State and municipal obligations	—	90,111	—	90,111
Asset backed securities	—	30,738	—	30,738
Foreign government bonds and obligations	—	722	—	722
U.S. government and agency obligations	220	—	—	220
Total Available-for-Sale securities	220	1,562,045	23,276	1,585,541
Cash equivalents	—	79,967	—	79,967
Market risk benefits	—	—	94,641	94,641	(1)
Other assets:
Interest rate derivative contracts	141	3,039	—	3,180
Equity derivative contracts	1,540	69,821	—	71,361
Foreign exchange derivative contracts	74	232	—	306
Total other assets	1,755	73,092	—	74,847
Separate account assets at NAV				4,515,324	(2)
Total assets at fair value	$1,975	$1,715,104	$117,917	$6,350,320

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$50,529	$50,529
Total policyholder account balances, future policy benefits and claims	—	—	50,529	50,529	(3)
Market risk benefits	—	—	47,166	47,166	(1)
Other liabilities:
Interest rate derivative contracts	2	2,806	—	2,808
Equity derivative contracts	165	35,344	—	35,509
Foreign exchange derivative contracts	104	—	—	104
Credit derivative contracts	—	3,508	—	3,508
Total other liabilities	271	41,658	—	41,929
Total liabilities at fair value	$271	$41,658	$97,695	$139,624

(1)

See Note 11 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $6.5 million and $7.5 million cumulative decrease to the embedded derivatives as of December 31, 2024 and 2023, respectively.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2024	$23,276		$(50,529)
Total gains (losses) included in:
Net income	(58	)(1)	(17,910	)(2)
Other comprehensive income (loss)	410		—
Issues	—		(257)
Settlements	(9,039)		8,972
Balance at December 31, 2024	$14,589		$(59,724)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2024	$(58	)(1)	$(17,910	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2024	$249		$—

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2023	$29,372		$(42,382)
Total gains (losses) included in:
Net income	(68	)(1)	(13,670	)(2)
Other comprehensive income (loss)	585		—
Purchases	419		—
Issues	—		(2,453)
Settlements	(7,032)		7,976
Balance at December 31, 2023	$23,276		$(50,529)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2023	$(68	)(1)	$(13,670	)(2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2023	$511		$—

	Available-for-Sale Securities		Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities		IUL Embedded Derivatives
Balance at January 1, 2022	$45,834		$(51,617)
Total gains (losses) included in:
Net income	(69	)(1)	5,029 (2)
Other comprehensive income (loss)	(3,002)		—
Issues	—		(2,483)
Settlements	(13,391)		6,689
Balance at December 31, 2022	$29,372		$(42,382)
Changes in unrealized gains (losses) in net income relating to assets and liabilities held at December 31, 2022	$(66	)(1)	$5,029 (2)
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets and liabilities held at December 31, 2022	$(2,829)		$—

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(454) thousand, $20 thousand and $1.7 million, net of the reinsurance accrual, for the years ended December 31, 2024, 2023 and 2022, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2024
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$14,560	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	0.8%	–	1.6%	1.3%
IUL embedded derivatives	$59,724	Discounted cash flow	Nonperformance risk(2)	65 bps			65	bps

	December 31, 2023
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$23,253	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.0%	–	2.4%	1.6%
IUL embedded derivatives	$50,529	Discounted cash flow	Nonperformance risk(2)	85 bps			85	bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)	The nonperformance risk is the spread added to the U.S. Treasury curve.

RiverSource Life Insurance Co. of New York

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company or fair values estimated based on a transaction near the balance sheet date.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds. The fair value of corporate bonds classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2024 and 2023. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Co. of New York

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of IUL products.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption, the IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2024 and 2023. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

During the years ended December 31, 2024 and 2023, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2024
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$130,826	$—	$—	$120,595	$120,595
Policy loans	60,538	—	60,538	—	60,538

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$665,141	$—	$—	$636,395	$636,395
Separate account liabilities – investment contracts	3,358	—	3,358	—	3,358

	December 31, 2023
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$144,910	$—	$—	$134,224	$134,224
Policy loans	53,615	—	53,615	—	53,615

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$705,348	$—	$—	$684,945	$684,945
Separate account liabilities – investment contracts	3,412	—	3,412	—	3,412

See Note 6 for additional information on mortgage loans and policy loans.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 9 for additional information on these liabilities. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

RiverSource Life Insurance Co. of New York

13. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $22.6 million, $23.0 million and $22.9 million for the years ended December 31, 2024, 2023 and 2022, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Income Taxes

The Company’s taxable income is included in the consolidated federal and various state income tax returns of Ameriprise Financial. The net amount due from (to) Ameriprise Financial for income taxes was $1.3 million and $(428) thousand as of December 31, 2024 and 2023, respectively, which is reflected in Other assets and Other liabilities.

Lines of Credit

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate under the agreement is a Daily Simple Secured Overnight Financing Rate plus 0.1% and an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department’s non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2024 and 2023.

Dividends or Distributions

During the years ended December 31, 2024, 2023 and 2022, the Company paid cash dividends or distributions of $50 million, $50 million and $63 million, respectively, to RiverSource Life. For dividend or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 14 for additional information.

14. STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2024 and 2023, application of these New York prescribed practices which deviate from the NAIC requirements resulted in a decrease of $469 thousand and an increase of $7.1 million to the Company’s net income, respectively, and a decrease to the Company’s statutory surplus of $76.5 million and $76.1 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of: (i) 10% of statutory surplus as of the immediately preceding year end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $83.8 million, $66.6 million and $212.7 million for the years ended December 31, 2024, 2023 and 2022, respectively.

RiverSource Life Insurance Co. of New York

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) were as follows:

	Years Ended December 31,
(in thousands)	2024	2023	2022
Net Income
Net income, per accompanying GAAP financial statements	$73,394	$46,567	$44,419
Net income (loss), SAP basis(1)	(17,477)	60,310	317,442
Difference	$90,871	$(13,743)	$(273,023)

	December 31,
(in thousands)	2024	2023
Shareholder’s Equity
Shareholder’s equity, per accompanying GAAP financial statements	$430,881	$424,097
Capital and surplus, SAP basis(2)	218,309	244,121
Difference	$212,572	$179,976

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

(2)	Includes unassigned surplus of $109.4 million and $135.2 million as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, bonds carried at $217 thousand and $220 thousand, respectively, were on deposit with the State of New York as required by law.

15. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2024
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$117,297	$—	$117,297	$(37,596)	$(73,188)	$(6,475)	$38
OTC cleared	665	—	665	(665)	—	—	—
Exchange-traded	2,279	—	2,279	(202)	—	—	2,077
Total	$120,241	$—	$120,241	$(38,463)	$(73,188)	$(6,475)	$2,115

	December 31, 2023
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$72,768	$—	$72,768	$(29,626)	$(40,364)	$(2,249)	$529
OTC cleared	323	—	323	(323)	—	—	—
Exchange-traded	1,756	—	1,756	(271)	—	—	1,485
Total	$74,847	$—	$74,847	$(30,220)	$(40,364)	$(2,249)	$2,014

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2024
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$46,836	$—	$46,836	$(37,596)	$—	$(9,240)	$—
OTC cleared	1,304	—	1,304	(665)	—	—	639
Exchange-traded	202	—	202	(202)	—	—	—
Total	$48,342	$—	$48,342	$(38,463)	$—	$(9,240)	$639

	December 31, 2023
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$39,853	$—	$39,853	$(29,626)	$(7,007)	$(3,063)	$157
OTC cleared	1,805	—	1,805	(323)	—	—	1,482
Exchange-traded	271	—	271	(271)	—	—	—
Total	$41,929	$—	$41,929	$(30,220)	$(7,007)	$(3,063)	$1,639

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2024			December 31, 2023
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$1,822,300	$1,791	$2,229	$1,883,300	$3,180	$2,808
Equity contracts	1,551,292	117,835	46,113	1,401,329	71,361	35,509
Foreign exchange contracts	88,905	615	—	114,951	306	104
Credit contracts	—	—	—	104,115	—	3,508
Total non-designated hedges	3,462,497	120,241	48,342	3,503,695	74,847	41,929
Embedded derivatives
IUL	N/A	—	59,724	N/A	—	50,529
Total embedded derivatives	N/A	—	59,724	N/A	—	50,529
Total derivatives	$3,462,497	$120,241	$108,066	$3,503,695	$74,847	$92,458

N/A Not applicable

(1)	The fair value of freestanding derivative assets is included in Other assets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2024 and 2023, investment securities with a fair value of $88.8 million and $93.9 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $10.6 million and $3.6 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2024 and 2023, investment securities with a fair value of $7.0 million and $2.6 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $7.0 million and nil, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2024 and 2023, the Company had sold, pledged or rehypothecated none of these securities. In addition, as of both December 31, 2024 and 2023, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2024
Interest rate contracts	$—	$(56,025)
Equity contracts	3,916	(56,970)
Foreign exchange contracts	—	6,163
Credit contracts	—	4,105
IUL embedded derivatives	(8,938)	—
Total gain (loss)	$(5,022)	$(102,727)
Year Ended December 31, 2023
Interest rate contracts	$—	$(23,725)
Equity contracts	4,569	(77,123)
Foreign exchange contracts	—	402
Credit contracts	—	(19)
IUL embedded derivatives	(5,694)	—
Total gain (loss)	$(1,125)	$(100,465)
Year Ended December 31, 2022
Interest rate contracts	$—	$(145,925)
Equity contracts	(6,797)	35,340
Foreign exchange contracts	—	5,198
IUL embedded derivatives	11,718	—
Total gain (loss)	$4,921	$(105,387)

RiverSource Life Insurance Co. of New York

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2024:

(in thousands)	Premiums Payable	Premiums Receivable
2025	$117	$—
2026	23,700	—
2027	—	—
2028	—	—
2029	13,830	—
2030	21,870	—
Total	$59,517	$—

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of IUL product obligations is considered an embedded derivative, which is bifurcated from the host contract for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of this product, the Company enters into interest rate swaps, index options and futures contracts.

As discussed in Note 11, the Company issues variable annuity contracts that provide protection to contractholders from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2024 and 2023, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $9.1 million and $9.9 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2024 and 2023 was $9.1 million and $9.7 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of both December 31, 2024 and 2023 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $157 thousand as of December 31, 2024 and 2023, respectively.

RiverSource Life Insurance Co. of New York

17. SHAREHOLDER’S EQUITY

The following tables present the amounts related to each component of OCI:

	Year Ended December 31, 2024
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(31,130)	$6,537	$(24,593)
Reclassification of net (gains) losses on securities included in net income(2)	549	(115)	434
Impact of benefit reserves and reinsurance recoverables	612	(129)	483
Net unrealized gains (losses) on securities	(29,969)	6,293	(23,676)
Effect of changes in discount rate assumptions on certain long-duration contracts	11,697	(2,456)	9,241
Effect of changes in instrument-specific credit risk on market risk benefits (“MRBs”).	(2,753)	578	(2,175)
Total other comprehensive income (loss)	$(21,025)	$4,415	$(16,610)

	Year Ended December 31, 2023
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$54,710	$(11,489)	$43,221
Reclassification of net (gains) losses on securities included in net income(2)	224	(47)	177
Impact of benefit reserves and reinsurance recoverables	(2,181)	458	(1,723)
Net unrealized gains (losses) on securities	52,753	(11,078)	41,675
Effect of changes in discount rate assumptions on certain long-duration contracts	(7,753)	1,628	(6,125)
Effect of changes in instrument-specific credit risk on MRBs	(3,734)	784	(2,950)
Total other comprehensive income (loss)	$41,266	$(8,666)	$32,600

	Year Ended December 31, 2022
(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(282,360)	$59,296	$(223,064)
Reclassification of net (gains) losses on securities included in net income(2)	3,346	(703)	2,643
Impact of benefit reserves and reinsurance recoverables	8,809	(1,849)	6,960
Net unrealized gains (losses) on securities	(270,205)	56,744	(213,461)
Effect of changes in discount rate assumptions on certain long-duration contracts	78,368	(16,457)	61,911
Effect of changes in instrument-specific credit risk on MRBs	23,844	(5,007)	18,837
Total other comprehensive income (loss)	$(167,993)	$35,280	$(132,713)

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Co. of New York

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in thousands)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Total
Balance at January 1, 2022	$90,032	$(61,767)	$(18,112)	$10,153
OCI before reclassifications	(216,104)	61,911	18,837	(135,356)
Amounts reclassified from AOCI	2,643	—	—	2,643
Total OCI	(213,461)	61,911	18,837	(132,713)
Balance at December 31, 2022	(123,429)	144	725	(122,560)
OCI before reclassifications	41,498	(6,125)	(2,950)	32,423
Amounts reclassified from AOCI	177	—	—	177
Total OCI	41,675	(6,125)	(2,950)	32,600
Balance at December 31, 2023	(81,754)	(5,981)	(2,225)	(89,960)
OCI before reclassifications	(24,110)	9,241	(2,175)	(17,044)
Amounts reclassified from AOCI	434	—	—	434
Total OCI	(23,676)	9,241	(2,175)	(16,610)
Balance at December 31, 2024	$(105,430)	$3,260	$(4,400)	$(106,570)

18. INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2024	2023	2022
Current income tax
Federal	$566	$9,247	$11,869
State and local	117	(173)	185
Total current income tax	683	9,074	12,054
Deferred federal income tax	14,880	(1,519)	(4,674)
Total income tax provision	$15,563	$7,555	$7,380

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2024	2023	2022
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Dividends received deduction	(2.1)	(3.4)	(3.9)
Foreign tax credit, net of addback	(1.4)	(2.9)	(2.9)
Other	—	(0.7)	—
Income tax provision	17.5%	14.0%	14.2%

The increase in the Company’s effective tax rate for the year ended December 31, 2024 compared to 2023 is primarily due to higher pretax income relative to tax preferred items.

RiverSource Life Insurance Co. of New York

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2024 and 2023. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in thousands)	2024	2023
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$50,126	$66,330
Investments including net unrealized on Available-for-Sale securities	25,863	22,092
Other	262	72
Gross deferred income tax assets	76,251	88,494
Deferred income tax liabilities
Deferred acquisition costs	21,873	23,492
Other	1,272	1,431
Gross deferred income tax liabilities	23,145	24,923
Net deferred income tax assets	$53,106	$63,571

Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company’s results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of the deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of both December 31, 2024 and 2023.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2024	2023	2022
Balance at January 1	$—	$320	$346
Additions for tax positions related to the current year	—	6	—
Reductions for tax positions related to the current year	—	(6)	(26)
Additions for tax positions of prior years	—	324	—
Reductions for tax positions of prior years	—	(644)	—
Balance at December 31	$—	$—	$320

If recognized, approximately nil, nil and $218 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2024, 2023 and 2022, respectively, would affect the effective tax rate.

The Company is not aware of any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next 12 months.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized nil, a net decrease of $90 thousand and a net increase of $16 thousand in interest and penalties for the years ended December 31, 2024, 2023 and 2022, respectively. As of both December 31, 2024 and 2023, the Company did not have a payable related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The Internal Revenue Service is currently auditing Ameriprise Financial’s U.S. income tax returns for 2019 and 2020. The state income tax returns of Ameriprise Financial or its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2017 through 2023.

19. COMMITMENTS AND CONTINGENCIES

Commitments

As of both December 31, 2024 and 2023, the Company had no funding commitments related to mortgage loans.

Contingencies

The Company and its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York

As with other insurance companies, the level of regulatory activity concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, that include information requests, exams, inquiries or disputes regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates are cooperating with the applicable regulators.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the Company’s financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

Guaranty Fund Assessments

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of both December 31, 2024 and 2023, the Company had no accrual established for estimated future guaranty fund assessments.

RiverSource Life Insurance Co. of New York 20 Madison Avenue Extension Albany, NY 12203 1-800-541-2251	RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Co. of New York, Albany, New York. Affiliated with Ameriprise Financial Services, LLC.

ANN9126_12_D01_(05/25)	© 2008-2025 RiverSource Life Insurance Company. All rights reserved.